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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                      811-07452
       -------------------------------------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         -------------------

Date of reporting period:   09/30/05
                          ------------------

Item 1.  Schedule of Investments.

                         AIM V.I. AGGRESSIVE GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIAGRO-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                    --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCKS & OTHER EQUITY
INTERESTS--94.37%
ADVERTISING--1.24%
Lamar Advertising Co.-Class A        (a)                     40,400   $1,832,544
                                                                      ----------
AEROSPACE & DEFENSE--3.26%
Engineered Support Systems, Inc.                             28,700    1,177,848
L-3 Communications Holdings, Inc.                            16,100    1,273,027
Precision Castparts Corp.                                    22,500    1,194,750
Rockwell Collins, Inc.                                       24,000    1,159,680
                                                                      ----------
                                                                       4,805,305
                                                                      ----------
AGRICULTURAL PRODUCTS--0.66%
Corn Products International, Inc.                            48,600      980,262
                                                                      ----------
AIRLINES--0.91%
Southwest Airlines Co.                                       90,800    1,348,380
                                                                      ----------
APPAREL RETAIL--1.67%
Aeropostale, Inc.                    (a)                     46,650      991,312
AnnTaylor Stores Corp.               (a)                     29,800      791,190
DSW Inc.-Class A                     (a)                     32,489      688,767
                                                                      ----------
                                                                       2,471,269
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY
GOODS--0.36%
Fossil, Inc.                         (a)                     29,633      539,024
                                                                      ----------
APPLICATION SOFTWARE--3.27%
Amdocs Ltd. (United Kingdom)         (a)                     66,645    1,848,066
Cognos, Inc. (Canada)                (a)                     13,300      517,769
Hyperion Solutions Corp.             (a)                     19,400      943,810
Mercury Interactive Corp.            (a)                     16,000      633,600
TIBCO Software Inc.                  (a)                    104,700      875,292
                                                                      ----------
                                                                       4,818,537
                                                                      ----------
ASSET MANAGEMENT & CUSTODY
BANKS--3.02%
Affiliated Managers Group, Inc.      (a)                     12,850      930,597
Investors Financial Services Corp.                           45,514    1,497,411
Legg Mason, Inc.                                             10,300    1,129,807
Nuveen Investments-Class A                                   22,700      894,153
                                                                      ----------
                                                                       4,451,968
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   ----------
BIOTECHNOLOGY--1.63%
Amylin Pharmaceuticals, Inc.                 (a)(b)          26,600   $  925,414
Martek Biosciences Corp.                        (a)          21,400      751,782
Neurocrine Biosciences, Inc.                    (a)          14,800      728,012
                                                                      ----------
                                                                       2,405,208
                                                                      ----------
BREWERS--0.79%
Molson Coors Brewing Co.-Class B                             18,200    1,164,982
                                                                      ----------
BROADCASTING & CABLE TV--1.04%
Univision Communications Inc.-Class A           (a)          57,895    1,535,954
                                                                      ----------
BUILDING PRODUCTS--1.84%
American Standard Cos. Inc.                                  36,700    1,708,385
Lennox International Inc.                                    37,000    1,014,170
                                                                      ----------
                                                                       2,722,555
                                                                      ----------
CASINOS & GAMING--0.54%
Wynn Resorts, Ltd.                              (a)          17,500      790,125
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.63%
ADC Telecommunications, Inc.                    (a)          46,650    1,136,142
F5 Networks, Inc.                               (a)          12,375      537,941
JDS Uniphase Corp.                              (a)         329,000      730,380
                                                                      ----------
                                                                       2,404,463
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--1.60%
Network Appliance, Inc.                         (a)          39,221      931,107
QLogic Corp.                                    (a)          41,800    1,429,560
                                                                      ----------
                                                                       2,360,667
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.81%
Terex Corp.                                     (a)          24,100    1,191,263
                                                                      ----------
CONSUMER ELECTRONICS--0.64%
Harman International Industries, Inc.                         9,200      940,884
                                                                      ----------
CONSUMER FINANCE--0.97%
SLM Corp.                                                    26,700    1,432,188
                                                                      ----------
DATA PROCESSING & OUTSOURCED
SERVICES--5.59%
Affiliated Computer Services, Inc.-Class A      (a)          38,900    2,123,940
Alliance Data Systems Corp.                     (a)          67,459    2,641,020
Hewitt Associates, Inc.-Class A                 (a)          19,400      529,232
Iron Mountain Inc.                              (a)          45,900    1,684,530
Paychex, Inc.                                                34,400    1,275,552
                                                                      ----------
                                                                       8,254,274
                                                                      ----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--1.88%
ChoicePoint Inc.                            (a)             29,900   $ 1,290,783
CoStar Group Inc.                           (a)             12,600       588,672
Navigant Consulting, Inc.                   (a)             46,700       894,772
                                                                     -----------
                                                                       2,774,227
                                                                     -----------
ELECTRIC UTILITIES--0.76%
DPL Inc.                                                    40,100     1,114,780
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.04%
EnerSys                                     (a)             51,500       781,255
Regal-Beloit Corp.                                          23,146       750,856
                                                                     -----------
                                                                       1,532,111
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.17%
Amphenol Corp.-Class A                                      27,500     1,109,350
Cogent Inc.                                 (a)             26,200       622,250
                                                                     -----------
                                                                       1,731,600
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES--0.54%
Jabil Circuit, Inc.                         (a)             25,800       797,736
                                                                     -----------
GENERAL MERCHANDISE STORES--0.52%
Tuesday Morning Corp.                                       29,700       768,339
                                                                     -----------
HEALTH CARE DISTRIBUTORS--0.80%
AmerisourceBergen Corp.                                     15,250     1,178,825
                                                                     -----------
HEALTH CARE EQUIPMENT--9.80%
Advanced Medical Optics, Inc.               (a)             46,700     1,772,265
Beckman Coulter, Inc.                                       14,000       755,720
Biomet, Inc.                                                61,767     2,143,933
Cytyc Corp.                                 (a)             86,000     2,309,100
Fisher Scientific International Inc.        (a)             40,700     2,525,435
Kinetic Concepts, Inc.                      (a)             41,400     2,351,520
PerkinElmer, Inc.                                           45,800       932,946
Thermo Electron Corp.                       (a)             27,500       849,750
Varian Medical Systems, Inc.                (a)             20,700       817,857
                                                                     -----------
                                                                      14,458,526
                                                                     -----------
HEALTH CARE FACILITIES--2.95%
HealthSouth Corp.                           (a)            198,000       819,720
Manor Care, Inc.                                            40,100     1,540,241
Triad Hospitals, Inc.                       (a)             29,500     1,335,465
Universal Health Services, Inc.-Class B                     13,700       652,531
                                                                     -----------
                                                                       4,347,957
                                                                     -----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
HEALTH CARE SERVICES--2.71%
DaVita, Inc.                                   (a)           19,000   $  875,330
Express Scripts, Inc.                          (a)           19,000    1,181,800
Lincare Holdings Inc.                          (a)           20,000      821,000
Omnicare, Inc.                                               20,000    1,124,600
                                                                      ----------
                                                                       4,002,730
                                                                      ----------
HEALTH CARE SUPPLIES--1.12%
Cooper Cos., Inc. (The)                                      11,200      858,032
Gen-Probe Inc.                                 (a)           16,100      796,145
                                                                      ----------
                                                                       1,654,177
                                                                      ----------
HOME FURNISHINGS--0.65%
Tempur-Pedic International Inc.                (a)           80,500      953,120
                                                                      ----------
HOMEFURNISHING RETAIL--0.41%
Linens 'n Things, Inc.                         (a)           22,700      606,090
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.69%
Four Seasons Hotels, Inc. (Canada)                           17,800    1,021,720
                                                                      ----------
HOUSEHOLD APPLIANCES--1.16%
Blount International, Inc.                     (a)           97,300    1,716,372
                                                                      ----------
INDUSTRIAL CONGLOMERATES--1.41%
Textron Inc.                                                 29,000    2,079,880
                                                                      ----------
INDUSTRIAL MACHINERY--0.76%
Pentair, Inc.                                                30,600    1,116,900
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.52%
Valor Communications Group, Inc.                             56,200      766,006
                                                                      ----------
INTERNET SOFTWARE & SERVICES--1.10%
VeriSign, Inc.                                 (a)           34,000      726,580
Websense, Inc.                                 (a)           17,600      901,296
                                                                      ----------
                                                                       1,627,876
                                                                      ----------
IT CONSULTING & OTHER SERVICES--0.60%
Perot Systems Corp.-Class A                    (a)           63,100      892,865
                                                                      ----------
MANAGED HEALTH CARE--1.15%
Health Net, Inc.                               (a)           25,500    1,206,660
Molina Healthcare Inc.                         (a)           19,400      484,806
                                                                      ----------
                                                                       1,691,466
                                                                      ----------
METAL & GLASS CONTAINERS--1.45%
Crown Holdings, Inc.                           (a)           53,000      844,820
Owens-Illinois, Inc.                           (a)           63,000    1,299,060
                                                                      ----------
                                                                       2,143,880
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   ----------
MOVIES & ENTERTAINMENT--0.81%
Regal Entertainment Group-Class A                            59,400   $1,190,376
                                                                      ----------
MULTI-LINE INSURANCE--0.52%
Assurant, Inc.                                               20,000      761,200
                                                                      ----------
OFFICE SERVICES & SUPPLIES--0.65%
Mine Safety Appliances Co.                                   24,700      955,890
                                                                      ----------
OIL & GAS DRILLING--2.39%
ENSCO International Inc.                                     58,000    2,702,220
Pride International, Inc.               (a)                  28,500      812,535
Rowan Cos., Inc.                                                400       14,196
                                                                      ----------
                                                                       3,528,951
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--2.06%
BJ Services Co.                                              42,000    1,511,580
National-Oilwell Varco Inc.             (a)                  23,200    1,526,560
                                                                      ----------
                                                                       3,038,140
                                                                      ----------
PACKAGED FOODS & MEATS--0.56%
Pilgrim's Pride Corp.-Class B                                22,800      829,920
                                                                      ----------
PERSONAL PRODUCTS--0.92%
Estee Lauder Cos. Inc. (The)-Class A                         38,900    1,354,887
                                                                      ----------
PHARMACEUTICALS--2.82%
Barr Pharmaceuticals Inc.               (a)                  21,000    1,153,320
Medicis Pharmaceutical Corp.-Class A    (b)                  45,400    1,478,224
MGI Pharma, Inc.                        (a)                  32,000      745,920
Valeant Pharmaceuticals International                        39,000      783,120
                                                                      ----------
                                                                       4,160,584
                                                                      ----------
PROPERTY & CASUALTY INSURANCE--0.76%
Safeco Corp.                                                 21,000    1,120,980
                                                                      ----------
REGIONAL BANKS--1.02%
North Fork Bancorp., Inc.                                    58,757    1,498,304
                                                                      ----------
RESTAURANTS--2.46%
CKE Restaurants, Inc.                                       110,400    1,455,072
Darden Restaurants, Inc.                                     28,536      866,638
Outback Steakhouse, Inc.                                     18,700      684,420
Ruby Tuesday, Inc.                                           29,000      631,040
                                                                      ----------
                                                                       3,637,170
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--0.80%
KLA-Tencor Corp.                                             24,153    1,177,700
                                                                      ----------

                                                                       MARKET
                                                           SHARES       VALUE
                                                          -------   ------------
SEMICONDUCTORS--4.77%
Altera Corp.                                      (a)      44,300   $    846,573
Analog Devices, Inc.                                       45,317      1,683,073
Integrated Device Technology, Inc.                (a)     120,400      1,293,096
Maxim Integrated Products, Inc.                            42,300      1,804,095
Semtech Corp.                                     (a)      86,000      1,416,420
                                                                    ------------
                                                                       7,043,257
                                                                    ------------
SOFT DRINKS--0.76%
Coca-Cola Enterprises Inc.                                 57,400      1,119,300
                                                                    ------------
SPECIALIZED CONSUMER SERVICES--0.60%
Jackson Hewitt Tax Service Inc.                            37,012        884,957
                                                                    ------------
SPECIALTY CHEMICALS--0.97%
Rohm and Haas Co.                                          34,700      1,427,211
                                                                    ------------
SPECIALTY STORES--0.99%
Office Depot, Inc.                                (a)      49,000      1,455,300
                                                                    ------------
SYSTEMS SOFTWARE--1.27%
Check Point Software Technologies Ltd. (Israel)   (a)      41,763      1,015,676
Macrovision Corp.                                 (a)      44,809        855,852
                                                                    ------------
                                                                       1,871,528
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--3.11%
Independence Community Bank Corp.                          71,300      2,430,617
MGIC Investment Corp.                                      18,000      1,155,600
New York Community Bancorp, Inc.                           61,339      1,005,960
                                                                    ------------
                                                                       4,592,177
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS--1.47%
United Rentals, Inc.                              (a)      42,500        837,675
WESCO International, Inc.                         (a)      39,100      1,324,317
                                                                    ------------
                                                                       2,161,992
                                                                    ------------
Total Common Stocks & Other Equity Interests
(Cost $131,077,645)                                                  139,236,859
                                                                    ------------

                                                                       MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
MONEY MARKET FUNDS--5.63%
Liquid Assets Portfolio-Institutional Class   (c)       4,151,808   $  4,151,808
STIC Prime Portfolio-Institutional Class      (c)       4,151,808      4,151,808
                                                                    ------------
Total Money Market Funds (Cost $8,303,616)                             8,303,616
                                                                    ------------
TOTAL INVESTMENTS--100.00%
(Cost $139,381,261)                                                 $147,540,475
                                                                    ------------

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1C and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                              MARKET                                    UNREALIZED       MARKET                REALIZED
                              VALUE       PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
          FUND               12/31/04      AT COST      FROM SALES    (DEPRECIATION)    09/30/05     INCOME     (LOSS)
          ----             -----------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets Portfolio-
Institutional Class        $ 6,960,012   $40,639,863   $(43,448,067)        $--        $4,151,808   $ 99,092      $--

STIC Prime Portfolio-
Institutional Class          6,960,012    40,639,863    (43,448,067)         --         4,151,808     99,745       --
                           -----------   -----------   ------------         ---        ----------   --------      ---
   TOTAL                   $13,920,024   $81,279,726   $(86,896,134)        $--        $8,303,616   $198,837      $--
                           ===========   ===========   ============         ===        ==========   ========      ===

NOTE 3 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                    CALL OPTION CONTRACTS
                    ---------------------
                    NUMBER OF    PREMIUMS
                    CONTRACTS    RECEIVED
                    ---------   ---------
Beginning of year     1,260     $ 131,528
Written               3,245       408,899
Closed               (1,597)     (228,600)
Exercised              (899)     (169,487)
Expired              (1,593)      (95,537)
                     ------     ---------
End of year             416     $  46,803
                     ======     =========

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                                     MARKET      UNREALIZED
                                         CONTRACT   STRIKE   NUMBER OF   PREMIUMS     VALUE     APPRECIATION
                                           MONTH     PRICE   CONTRACTS   RECEIVED   09/30/05   (DEPRECIATION)
                                         --------   ------   ---------   --------   --------   --------------
Amylin Pharmaceuticals, Inc.              Oct-05     $30.0      266       $28,694   $134,330     $(105,636)
Medicis Pharmaceuticals Corp. -Class A    Oct-05      35.0      150        18,109      2,250        15,859
                                                                ---       -------   --------     ---------
Total outstanding options written                               416       $46,803   $136,580     $ (89,777)
                                                                ===       =======   ========     =========

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $215,655,275 and $225,579,608, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $11,795,143
Aggregate unrealized (depreciation) of investment securities         (3,881,521)
                                                                    -----------
Net unrealized appreciation of investment securities                $ 7,913,622
                                                                    ===========

Cost of investments for tax purposes is $139,626,853.

NOTE 5 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Aggressive Growth Fund ("Selling Fund") a series of AIM Variable Insurance Funds, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("Buying Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                          AIM V.I. BASIC BALANCED FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIBBA-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
STOCKS & OTHER EQUITY INTERESTS--62.47%
ADVERTISING--2.75%
Interpublic Group of Cos., Inc. (The)            (a)         88,500   $1,030,140
Omnicom Group Inc.                                           22,000    1,839,860
                                                                      ----------
                                                                       2,870,000
                                                                      ----------
AEROSPACE & DEFENSE--0.96%
Honeywell International Inc.                                 26,600      997,500
                                                                      ----------
ALUMINUM--0.71%
Alcoa Inc.                                                   30,200      737,484
                                                                      ----------
APPAREL RETAIL--0.79%
Gap, Inc. (The)                                              47,200      822,696
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--1.17%
Bank of New York Co., Inc. (The)                             41,400    1,217,574
                                                                      ----------
BREWERS--0.83%
Molson Coors Brewing Co.-Class B                             13,600      870,536
                                                                      ----------
BUILDING PRODUCTS--1.82%
American Standard Cos. Inc.                                  16,300      758,765
Masco Corp.                                                  37,200    1,141,296
                                                                      ----------
                                                                       1,900,061
                                                                      ----------
CONSTRUCTION MATERIALS--1.04%
CEMEX, S.A. de C.V.-ADR (Mexico)                             20,735    1,084,441
                                                                      ----------
CONSUMER ELECTRONICS--1.75%
Koninklijke (Royal) Philips
Electronics N.V.-New York Shares (Netherlands)               31,400      837,752
Sony Corp.-ADR (Japan)                                       29,800      989,062
                                                                      ----------
                                                                       1,826,814
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES--2.75%
Ceridian Corp.                                   (a)         49,600    1,029,200
First Data Corp.                                             46,000    1,840,000
                                                                      ----------
                                                                       2,869,200
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   ----------
DIVERSIFIED BANKS--0.02%
HSBC Capital Funding L.P. (United
Kingdom), 4.61% Pfd. (Acquired
11/05/03; Cost $23,313)                      (b)(c)          25,000   $   23,924
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS--0.11%
UBS Preferred Funding Trust I, 8.62% Pfd.    (b)            100,000      116,587
                                                                      ----------
DIVERSIFIED CHEMICALS--0.36%
Dow Chemical Co. (The)                                        9,000      375,030
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.42%
Cendant Corp.                                                71,700    1,479,888
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--1.69%
Waste Management, Inc.                                       61,400    1,756,654
                                                                      ----------
FOOD RETAIL--2.22%
Kroger Co. (The)                             (a)             62,500    1,286,875
Safeway Inc.                                                 40,000    1,024,000
                                                                      ----------
                                                                       2,310,875
                                                                      ----------
GENERAL MERCHANDISE STORES--1.34%
Target Corp.                                                 27,000    1,402,110
                                                                      ----------
HEALTH CARE DISTRIBUTORS--4.32%
Cardinal Health, Inc.                                        43,900    2,785,016
McKesson Corp.                                               36,300    1,722,435
                                                                      ----------
                                                                       4,507,451
                                                                      ----------
HEALTH CARE EQUIPMENT--1.02%
Baxter International Inc.                                    26,700    1,064,529
                                                                      ----------
HEALTH CARE FACILITIES--1.22%
HCA Inc.                                                     26,500    1,269,880
                                                                      ----------
INDUSTRIAL CONGLOMERATES--3.47%
General Electric Co.                                         40,100    1,350,167
Tyco International Ltd.                                      81,300    2,264,205
                                                                      ----------
                                                                       3,614,372
                                                                      ----------
INDUSTRIAL MACHINERY--1.17%
Illinois Tool Works Inc.                                     14,800    1,218,484
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--2.52%
Merrill Lynch & Co., Inc.                                    20,400    1,251,540
Morgan Stanley                                               25,500    1,375,470
                                                                      ----------
                                                                       2,627,010
                                                                      ----------
LIFE & HEALTH INSURANCE--0.10%
Aegon N.V. (Netherlands), 6.38% Pfd.                          4,100      104,509
                                                                      ----------

                                                                       MARKET
                                                            SHARES      VALUE
                                                            ------   ----------
MANAGED HEALTH CARE--2.15%
WellPoint, Inc.                                 (a)         29,500   $2,236,690
                                                                     ----------
MOVIES & ENTERTAINMENT--1.29%
Walt Disney Co. (The)                                       55,700    1,344,041
                                                                     ----------
MULTI-LINE INSURANCE--1.35%
Hartford Financial Services Group, Inc. (The)               18,200    1,404,494
                                                                     ----------
OIL & GAS DRILLING--1.55%
Transocean Inc.                                 (a)         26,300    1,612,453
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--4.34%
Halliburton Co.                                             43,200    2,960,064
Schlumberger Ltd.                                           18,500    1,561,030
                                                                     ----------
                                                                      4,521,094
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.75%
ABN AMRO XVII Custodial Receipts-Series MM17,
3.80% Floating Rate Pfd.
(Acquired 05/11/05; Cost $301,781)              (b)(c)(d)        3      300,000
Citigroup Inc.                                              43,500    1,980,120
JPMorgan Chase & Co.                                        49,768    1,688,628
Zurich RegCaPS Funding Trust III, 4.25%
Floating Rate Pfd. (Acquired
06/03/04-09/28/04; Cost $488,940)               (b)(c)(e)      500      498,135
Zurich RegCaPS Funding Trust IV, 4.32%
Floating Rate Pfd. (Acquired
01/19/05; Cost $244,120)                        (b)(c)(e)      250      244,525
Zurich RegCaPS Funding Trust VI, 4.50%
Floating Rate Pfd. (Acquired
01/19/05; Cost $242,867)                        (b)(c)(e)      250      243,869
                                                                     ----------
                                                                      4,955,277
                                                                     ----------
PACKAGED FOODS & MEATS--1.87%
Kraft Foods Inc.-Class A                                    28,700      877,933
Unilever N.V. (Netherlands)                     (f)         15,100    1,075,564
                                                                     ----------
                                                                      1,953,497
                                                                     ----------
PHARMACEUTICALS--4.47%
Pfizer Inc.                                                 54,000    1,348,380
Sanofi-Aventis (France)                         (f)         24,761    2,051,133
Wyeth                                                       27,200    1,258,544
                                                                     ----------
                                                                      4,658,057
                                                                     ----------
PROPERTY & CASUALTY INSURANCE--1.44%
ACE Ltd.                                                    31,900    1,501,533
                                                                     ----------
SYSTEMS SOFTWARE--1.76%
Computer Associates International, Inc.                     65,800    1,829,898
                                                                     ----------

                                                                       MARKET
                                                           SHARES      VALUE
                                                           ------   -----------
THRIFTS & MORTGAGE FINANCE--1.95%
Fannie Mae                                                 28,300   $ 1,268,406
Fannie Mae-Series J, 4.72%  Floating Rate
Pfd.                                            (g)         2,950       147,205
Fannie Mae-Series K, 5.40% Floating Rate Pfd.   (g)         2,950       146,025
Freddie Mac                                                 8,400       474,264
                                                                    -----------
                                                                      2,035,900
                                                                    -----------
Total Stocks & Other Equity Interests
(Cost $57,528,659)                                                   65,120,543
                                                                    -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------
BONDS & NOTES--19.24%
AGRICULTURAL PRODUCTS--0.06%
Archer-Daniels-Midland Co., Notes, 5.38%,
09/15/35                                        (b)      $ 60,000        58,362
                                                                      ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.06%
Nuveen Investments, Inc., Sr. Unsec. Sub.
Notes, 5.50%, 09/15/15                          (b)        65,000        64,598
                                                                      ---------
AUTOMOBILE MANUFACTURERS--0.45%
DaimlerChrysler North America Holding Corp.,
Gtd. Global Notes, 6.40%,
05/15/06                                        (b)        55,000        55,567
DaimlerChrysler North America Holding Corp.,
Unsec. Gtd. Unsub. Global
Notes, 7.25%, 01/18/06                          (b)       225,000       226,638
DaimlerChrysler North America Holding Corp.
-Series D, Gtd. Floating Rate
Medium Term Notes, 4.43%, 05/24/06              (b)(e)    190,000       190,361
                                                                      ---------
                                                                        472,566
                                                                      ---------
BROADCASTING & CABLE TV--1.36%
Comcast Corp., Sr. Notes, 8.30%, 05/15/06       (b)       100,000       102,270
Comcast Corp., Sr. Unsec. Notes,
6.88%, 02/15/06                                 (b)       380,000(h)    383,329
8.38%, 11/01/05                                 (b)       106,000       106,846
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%,
06/15/06                                        (b)       185,000       193,170
Comcast Corp., Sr. Unsec. Unsub. Notes,
6.38%, 01/30/06                                 (b)        60,000        60,396
Comcast Corp., Unsec. Gtd. Global Notes,
9.46%, 11/15/22                                 (b)        50,000        67,211
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%,
02/15/06                                        (b)        50,000        50,394
IAC/InterActiveCorp., Sr. Unsec. Gtd. Unsub.
Notes, 6.75%, 11/15/05                          (b)       270,000       270,578
Time Warner Entertainment Co. L.P., Sr.
Unsec. Deb., 8.38%, 03/15/23                    (b)       150,000       182,521
                                                                      ---------
                                                                      1,416,715
                                                                      ---------
COMMERCIAL PRINTING--0.07%
Deluxe Corp., Medium Term Notes, 2.75%,
09/15/06                                        (b)        80,000        78,520
                                                                      ---------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                        ---------     ----------
CONSUMER ELECTRONICS--0.05%
Koninklijke (Royal) Philips
Electronics N.V. (Netherlands),
Yankee Notes, 8.38%, 09/15/06               (b)          $ 50,000     $   51,721
                                                                      ----------
CONSUMER FINANCE--1.83%
Capital One Bank, Sr. Medium
Term Global Notes, 6.88%, 02/01/06          (b)           200,000        201,710
Capital One Capital I, Sub.
Floating Rate Trust Pfd. Bonds,
5.24%, 02/01/27
(Acquired 09/16/04; Cost $229,365)          (b)(c)(e)     225,000        225,742
Capital One Financial Corp.,
Sr. Unsec. Notes, 7.25%, 05/01/06           (b)           275,000        279,312
Capital One Financial Corp.,
Unsec. Notes, 7.13%, 08/01/08               (b)            30,000         31,714
Ford Motor Credit Co., Notes, 6.50%,
02/15/06                                    (b)           125,000        125,301
Ford Motor Credit Co.,
Unsec. Global Notes, 6.50%, 01/25/07        (b)           150,000        150,508
6.88%, 02/01/06                             (b)           600,000        602,766
Ford Motor Credit Co., Unsec. Notes,
6.13%, 01/09/06                             (b)            55,000         55,102
General Motors Acceptance Corp.,
Floating Rate Medium Term Notes, 4.68%,
05/18/06                                    (b)(e)        230,000(h)     231,007
                                                                      ----------
                                                                       1,903,162
                                                                      ----------
DIVERSIFIED BANKS--1.12%
AB Spintab (Sweden), Bonds, 7.50%
(Acquired 02/12/04; Cost $167,403)          (b)(c)(i)     150,000        153,790
American Savings Bank, Notes, 6.63%,
02/15/06 (Acquired 03/05/03;
Cost $27,726)                               (b)(c)         25,000         25,149
Bangkok Bank PCL (Hong Kong), Unsec.
Sub. Notes, 9.03%, 03/15/29
(Acquired 04/22/05; Cost $200,323)          (b)(c)        160,000        204,754
BankBoston Capital Trust IV, Gtd.
Floating Rate Trust Pfd. Notes, 4.39%,
06/08/28                                    (b)(e)         50,000         48,549
Centura Capital Trust I, Gtd. Trust Pfd.
Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $63,272)           (b)(c)         50,000         54,825
Corporacion Andina de Fomento,
Unsec. Global Notes, 6.88%, 03/15/12        (b)            75,000         83,357
Credit Suisse First Boston, Inc.,
Sub. Medium Term Notes, 7.75%, 05/15/06
(Acquired 04/06/05; Cost $15,593)           (b)(c)         15,000         15,290
Danske Bank A/S (Denmark),
First Tier Bonds, 5.91%
(Acquired 06/07/04; Cost $60,000)           (b)(c)(i)      60,000         63,332
Lloyds Bank PLC (United Kingdom)-
Series 1, Unsec. Sub. Floating Rate Euro
Notes, 3.88%                                (b)(i)(j)     130,000        113,313
National Bank of Canada (Canada),
Floating Rate Euro Deb., 4.19%, 08/29/87    (b)(j)         60,000         50,066
National Westminster Bank PLC
(United Kingdom)-Series B, Unsec. Sub.
Floating Rate Euro Notes, 4.25%             (b)(i)(j)     100,000         86,243
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
8.25%, 11/01/24                             (b)            50,000         64,785
RBS Capital Trust III,
Sub. Trust Pfd. Global Notes, 5.51%         (b)(i)         60,000         60,970
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 3.75%, 10/15/07    (b)           150,000        147,720
                                                                      ----------
                                                                       1,172,143
                                                                      ----------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
DIVERSIFIED CHEMICALS--0.21%
Dow Capital B.V. (Netherlands)-Series G,
Medium Term Notes, 8.64%, 06/01/22          (b)              $170,000   $216,862
                                                                        --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.28%
Cendant Corp., Sr. Unsec. Global Notes,
6.88%, 08/15/06                             (b)               290,000    295,356
                                                                        --------
ELECTRIC UTILITIES--0.89%
AmerenEnergy Generating Co.-Series C,
Sr. Unsec. Global Notes, 7.75%,
11/01/05                                    (b)                15,000     15,039
American Electric Power Co.,
Inc.-Series A, Unsec. Unsub.
Global Notes, 6.13%, 05/15/06               (b)               100,000    101,006
Consolidated Edison Co. of New
York-Series A, Unsec. Deb.,
7.75%, 06/01/26                             (b)                45,000     45,967
Duke Capital LLC, Sr. Unsec. Notes,
4.30%, 05/18/06                             (b)                90,000     89,941
Pepco Holdings, Inc.,
Unsec. Unsub. Notes, 3.75%, 02/15/06        (b)               180,000    179,559
Pinnacle West Capital Corp.,
Sr. Unsec. Notes, 6.40%, 04/01/06           (b)               270,000    272,587
Progress Energy, Inc., Sr. Unsec. Notes,
6.75%, 03/01/06                             (b)               220,000    222,077
                                                                        --------
                                                                         926,176
                                                                        --------
FOOD RETAIL--0.46%
ARAMARK Services Inc., Unsec. Gtd. Notes,
7.00%, 07/15/06                             (b)                85,000     86,520
Safeway Inc., Sr. Unsec. Floating Rate
Notes, 4.16%, 11/01/05                      (b)(e)            160,000    159,969
Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                             (b)               115,000    114,857
6.15%, 03/01/06                             (b)               120,000    120,852
                                                                        --------
                                                                         482,198
                                                                        --------
FOREST PRODUCTS--0.09%
Weyerhaeuser Co. (Canada),
Unsec. Yankee Notes, 6.75%, 02/15/06        (b)                90,000     90,412
                                                                        --------
GAS UTILITIES--0.19%
CenterPoint Energy Resources Corp.,
Unsec. Deb., 6.50%, 02/01/08                (b)                20,000     20,714
Columbia Energy Group-Series C, Notes,
6.80%, 11/28/05                             (b)               175,000    175,605
                                                                        --------
                                                                         196,319
                                                                        --------
HEALTH CARE DISTRIBUTORS--0.09%
Cardinal Health, Inc., Unsec. Notes,
6.00%, 01/15/06                             (b)                90,000     90,382
                                                                        --------
HEALTH CARE SERVICES--0.20%
Caremark Rx, Inc., Sr. Unsec. Notes,
7.38%, 10/01/06                             (b)               130,000    133,012
Quest Diagnostics Inc.,
Sr. Unsec. Gtd. Notes, 6.75%, 07/12/06      (b)                75,000     76,172
                                                                        --------
                                                                         209,184
                                                                        --------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
HOMEBUILDING--0.55%
D.R. Horton, Inc., Sr. Unsec.
Notes, 7.88%, 08/15/11               (b)                     $100,000   $110,000
Pulte Homes, Inc., Unsec. Gtd.
Notes, 7.30%, 10/24/05               (b)                      125,000    125,179
Ryland Group, Inc. (The), Sr.
Unsec. Unsub. Notes, 8.00%,
08/15/06                             (b)                      330,000    337,867
                                                                        --------
                                                                         573,046
                                                                        --------
HOUSEWARES & SPECIALTIES--0.14%
American Greetings Corp., Unsec.
Putable Deb., 6.10%, 08/01/08        (b)                      140,000    144,291
                                                                        --------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.17%
PSEG Power LLC,  Sr. Unsec. Gtd.
Global Notes, 6.88%, 04/15/06        (b)                      175,000    177,210
                                                                        --------
INDUSTRIAL CONGLOMERATES--0.27%
Tyco International Group S.A.
(Luxembourg), Sr. Unsec. Gtd.
Unsub. Yankee Notes, 6.38%,
02/15/06                             (b)                       75,000     75,533
Tyco International Group S.A.
(Luxembourg), Unsec. Gtd. Unsub.
Yankee Notes, 5.80%, 08/01/06        (b)                      160,000    161,638
URC Holdings Corp., Sr. Notes,
7.88%, 06/30/06 (Acquired
10/08/03; Cost $45,291)              (b)(c)                    40,000     40,871
                                                                        --------
                                                                         278,042
                                                                        --------
INTEGRATED OIL & GAS--0.41%
ConocoPhillips, Unsec. Deb.,
7.13%, 03/15/28                      (b)                       65,000     69,009
Husky Oil Ltd. (Canada), Yankee
Bonds, 8.90%, 08/15/28               (b)                      325,000    357,500
                                                                        --------
                                                                         426,509
                                                                        --------
INTEGRATED TELECOMMUNICATION
SERVICES--1.75%
CenturyTel, Inc.-Series C, Sr.
Unsec. Notes, 6.55%, 12/01/05        (b)                      200,000    200,700
France Telecom S.A. (France), Sr.
Unsec. Global Notes, 7.20%,
03/01/06                             (b)                       90,000     91,144
France Telecom S.A. (France), Sr.
Unsec. Global Notes, 8.50%,
03/01/31                             (b)                       40,000     53,288
Sprint Capital Corp., Sr. Unsec.
Gtd. Global Notes, 7.13%, 01/30/06   (b)                      250,000    252,275
Sprint Capital Corp., Unsec. Gtd.
Notes, 4.78%, 08/17/06               (b)                      450,000    451,139
Sprint Nextel Corp., Deb., 9.25%,
04/15/22                             (b)                      110,000    145,497
TELUS Corp. (Canada), Yankee
Notes, 7.50%, 06/01/07               (b)                      100,000    104,440
Verizon California Inc.-Series F,
Unsec. Deb., 6.75%, 05/15/27         (b)                       60,000     63,344
Verizon Communications Inc.,
Unsec. Deb.,
6.36%, 04/15/06                      (b)                       21,000     21,209
8.75%, 11/01/21                      (b)                       65,000     83,517
Verizon Global Funding Corp.,
Global Bonds, 5.85%, 09/15/35        (b)                      130,000    127,967
Verizon Maryland Inc.-Series A,
Unsec. Global Notes, 6.13%,
03/01/12                             (b)                       65,000     68,050
Verizon New York Inc., Unsec.
Deb., 7.00%, 12/01/33                (b)                       90,000     93,488

                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                        ---------     ----------
INTEGRATED TELECOMMUNICATION
SERVICES--(CONTINUED)
Verizon Virginia Inc.-Series A,
Unsec. Global Deb., 4.63%,
03/15/13                             (b)                $  70,000     $   66,709
                                                                      ----------
                                                                       1,822,767
                                                                      ----------
INVESTMENT BANKING &
BROKERAGE--0.10%
Lehman Brothers Inc., Sr. Unsec.
Sub. Notes, 7.63%, 06/01/06          (b)                  100,000(h)     102,023
                                                                      ----------
LIFE & HEALTH INSURANCE--0.22%
Prudential Holdings, LLC-Series B,
Bonds, 7.25%, 12/18/23
(INS-Financial Security Assurance
Inc.) (Acquired 01/22/04; Cost
$207,149)                            (b)(c)(k)            175,000        206,924
ReliaStar Financial Corp., Unsec.
Notes, 8.00%, 10/30/06               (b)                   20,000         20,742
                                                                      ----------
                                                                         227,666
                                                                      ----------
MANAGED HEALTH CARE--0.16%
CIGNA Corp., Notes, 6.38%,
01/15/06                             (b)                  170,000        170,920
                                                                      ----------
MOVIES & ENTERTAINMENT--0.55%
Time Warner Cos., Inc., Notes,
8.18%, 08/15/07                      (b)                  150,000        159,145
Time Warner Cos., Inc., Unsec.
Deb., 9.15%, 02/01/23                (b)                  160,000        207,474
Time Warner Inc., Sr. Unsec. Gtd.
Unsub. Global Notes, 6.13%,
04/15/06                             (b)                   95,000         95,852
Viacom Inc., Sr. Unsec. Gtd.
Global Notes, 6.40%, 01/30/06        (b)                  110,000        110,727
                                                                      ----------
                                                                         573,198
                                                                      ----------
MULTI-LINE INSURANCE--0.10%
AIG SunAmerica Global Financing
IX, Notes, 5.10%, 01/17/07
(Acquired 08/03/05; Cost $105,953)   (b)(c)               105,000        105,762
                                                                      ----------
MULTI-UTILITIES--0.31%
DTE Energy Co., Sr. Unsec. Unsub.
Notes, 6.45%, 06/01/06               (b)                  100,000        101,235
Sempra Energy, Sr. Unsec. Unsub.
Notes, 6.95%, 12/01/05               (b)                  225,000        225,943
                                                                      ----------
                                                                         327,178
                                                                      ----------
MUNICIPALITIES--1.42%
Brownsville (City of), Texas;
Refunding & Improvement Utilities
System Series 2005 A RB, 5.00%,
09/01/31 (INS-Ambac Assurance
Corp.)                               (b)(k)                45,000         47,000
Chicago (City of), Illinois O'Hare
International Airport; Refunding
Taxable General Airport Third Lien
Series 2004 E RB, 3.88%, 01/01/08
(INS-MBIA Insurance Corp.)           (b)(k)               250,000        246,875
Dallas (City of), Texas; Taxable
Pension Limited Tax Series 2005 A
GO,
4.61%, 02/15/14                      (b)                   50,000         48,938
5.20%, 02/15/35                      (b)                  100,000         98,666

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
MUNICIPALITIES--(CONTINUED)
Detroit (City of), Michigan;
Taxable Capital Improvement Limited Tax
Series 2005 A-1 GO, 4.96%, 04/01/20
(INS-Ambac Assurance Corp.)                   (b)(k)      $  65,000   $   63,619
Detroit (City of), Michigan;
Taxable Series 2005 COP, 4.95%, 06/15/25
(INS-Financial Guaranty Insurance Corp.)      (b)(k)         80,000       77,900
Indianapolis (City of), Indiana Local
Public Improvement Bond Bank;
Taxable Series 2005 A RB,
4.87%, 07/15/16                               (b)            50,000       49,563
5.22%, 07/15/20                               (b)            50,000       49,996
5.28%, 01/15/22                               (b)            25,000       25,031
Industry (City of), California Urban
Development Agency (Project 3); Taxable
Allocation Series 2003 RB, 6.10%, 05/01/24
(INS-MBIA Insurance Corp.)                    (b)(k)        125,000      130,000
Michigan (State of) Municipal Bond
Authority (City of Detroit School
District); Series 2005 RB, 5.00%, 06/01/15
(INS-Financial Security Assurance Inc.)       (b)(k)         50,000       54,375
New Hampshire (State of); Taxable Unlimited
Tax Series 2005 B GO, 4.65%, 05/15/15         (b)           100,000       99,500
Oregon (State of) Community College
Districts; Taxable Pension Limited Tax
Series 2005 GO, (INS-Ambac Assurance Corp.)
4.64%, 06/30/20                               (b)(k)         55,000       53,209
4.83%, 06/30/28                               (b)(k)        100,000       95,399
Phoenix (City of), Arizona Civic
Improvement Corp.; Taxable Rental Car
Facility Series 2004 RB, (INS-Financial
Guaranty Insurance Corp.)
3.69%, 07/01/07                               (b)(k)         50,000       49,313
4.21%, 07/01/08                               (b)(k)         75,000       74,346
Sacramento (County of), California; Taxable
Pension Funding CARS Series 2004 C-1 RB,
9.04%, 07/10/30 (INS-MBIA Insurance Corp.)    (b)(k)(l)     225,000      217,739
                                                                      ----------
                                                                       1,481,469
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--0.10%
Halliburton Co., Medium Term Notes,
6.00%, 08/01/06                               (b)           102,000      103,263
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--0.53%
Devon Energy Corp., Sr. Unsec. Notes,
2.75%, 08/01/06                               (b)           219,000      215,903
Pemex Project Funding Master Trust, Unsec.
Gtd. Unsub. Global Notes, 8.63%, 02/01/22     (b)           175,000      213,955
Pemex Project Funding Master Trust-
Series 12, Unsec. Gtd. Unsub. Notes, 5.75%,
12/15/15 (Acquired 06/27/05; Cost $124,121)   (b)(c)        125,000      124,013
                                                                      ----------
                                                                         553,871
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION--0.10%
Enterprise Products Operating L.P.,
Sr. Notes, 4.95%, 06/01/10                    (b)            60,000       59,114
Enterprise Products Operating L.P., Sr.
Unsec. Gtd. Unsub. Notes, 7.50%, 02/01/11     (b)            40,000       43,652
                                                                      ----------
                                                                         102,766
                                                                      ----------

                                                            PRINCIPAL    MARKET
                                                             AMOUNT       VALUE
                                                           ----------  ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.72%
General Electric Capital Corp.-Series A,
Medium Term Global Notes, 2.85%, 01/30/06    (b)           $   20,000  $   19,923
ING Capital Funding Trust III, Gtd.
Trust Pfd. Global Bonds, 8.44%               (b)(i)           100,000     116,303
Mizuho JGB Investment LLC-Series A, Sub.
Bonds, 9.87% (Acquired 06/16/04-07/28/05;
Cost $356,092)                               (b)(c)(i)        315,000     349,259
NiSource Finance Corp., Sr. Unsec. Gtd.
Notes, 7.63%, 11/15/05                       (b)              340,000     341,316
Pemex Finance Ltd. (Mexico), Sr. Unsec.
Global Notes, 8.02%, 05/15/07                (b)               43,750      44,884
Pemex Finance Ltd. (Mexico)-Series 1999-2,
Class A1, Global Bonds, 9.69%, 08/15/09      (b)              292,000     318,227
PLC Trust 2003-1, Sec. Notes, 2.71%,
03/31/06 (Acquired 03/23/04; Cost $35,097)   (b)(c)            34,624      34,531
Premium Asset Trust-Series 2004-04,
Sr. Notes, 4.13%, 03/12/09
(Acquired 03/04/04; Cost $199,866)           (b)(c)           200,000     191,676
Regional Diversified Funding (Cayman
Islands), Sr. Notes, 9.25%, 03/15/30
(Acquired 09/22/04; Cost $167,056)           (b)(c)           141,202     166,658
Toll Road Investors Partnership II, L.P.-
Series A, Bonds, 5.53%, 02/15/45
(INS-MBIA Insurance Corp.) (Acquired
03/11/05-05/03/05; Cost $164,386)            (b)(c)(k)(m)   1,400,000     169,730
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
Second Tier Euro Bonds, 8.75%                (b)(i)            40,000      43,868
                                                                       ----------
                                                                        1,796,375
                                                                       ----------
PACKAGED FOODS & MEATS--0.08%
ConAgra Foods, Inc., Notes, 6.00%, 09/15/06  (b)               20,000      20,247
General Mills, Inc., Notes, 6.45%, 10/15/06  (b)               60,000      61,139
                                                                       ----------
                                                                           81,386
                                                                       ----------
PROPERTY & CASUALTY INSURANCE--0.91%
ACE INA Holdings, Inc., Sr. Unsec. Gtd.
Unsub. Notes, 8.30%, 08/15/06                (b)               65,000      66,862
Executive Risk Capital Trust-Series B,
Gtd. Trust Pfd. Bonds, 8.68%, 02/01/27       (b)              125,000     135,920
First American Capital Trust I,
Gtd. Trust Pfd. Notes, 8.50%, 04/15/12       (b)              220,000     241,182
Oil Casualty Insurance Ltd. (Bermuda),
Unsec. Sub. Deb., 8.00%, 09/15/34
(Acquired 04/29/05-06/09/05; Cost $213,696)  (b)(c)           200,000     209,552
Oil Insurance Ltd. (Bermuda),
Unsec. Sub. Deb., 5.15%, 08/15/33
(Acquired 03/23/04-06/09/05; Cost $300,084)  (b)(c)           295,000     295,844
                                                                       ----------
                                                                          949,360
                                                                       ----------
RAILROADS--0.03%
Union Pacific Corp., Unsec. Notes,
6.40%, 02/01/06                              (b)               30,000      30,202
                                                                       ----------
REAL ESTATE--0.31%
Health Care Property Investors, Inc.,
Notes, 5.63%, 05/01/17                       (b)               60,000      59,512
Health Care Property Investors, Inc.,
Sr. Unsec. Notes, 7.07%, 06/08/15            (b)               90,000      99,624

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
REAL ESTATE--(CONTINUED)
Health Care REIT, Inc., Sr. Notes,
5.88%, 05/15/15                      (b)                     $ 65,000   $ 64,922
Summit Properties Partnership,
L.P., Medium Term Notes, 7.04%,
05/09/06                             (b)                      100,000    101,192
                                                                        --------
                                                                         325,250
                                                                        --------
REAL ESTATE MANAGEMENT &
DEVELOPMENT--0.05%
Southern Investments UK PLC
(United Kingdom), Sr. Unsec.
Unsub. Yankee Notes, 6.80%,
12/01/06                             (b)                       50,000     51,080
                                                                        --------
REGIONAL BANKS--0.52%
Cullen/Frost Capital Trust I,
Unsec. Sub. Floating Rate Notes,
5.42%, 03/01/34                      (b)(e)                   200,000    206,478
Frost National Bank (The), Unsec.
Sub. Notes, 6.88%, 08/01/11          (b)                       75,000     81,489
PNC Capital Trust C, Gtd. Floating
Rate Trust Pfd. Bonds, 4.44%,
06/01/28                             (b)(e)                   100,000     95,773
Popular North America, Inc., Gtd.
Notes, 4.70%, 06/30/09               (b)                      100,000     99,783
TCF Financial Corp., Sub. Notes,
5.00%, 06/15/14                      (b)                       60,000     59,500
                                                                        --------
                                                                         543,023
                                                                        --------
REINSURANCE--0.04%
GE Global Insurance Holding Corp.,
Unsec. Notes, 7.50%, 06/15/10        (b)                       40,000     43,434
                                                                        --------
RESTAURANTS--0.09%
McDonald's Corp., Unsec. Deb.,
7.05%, 11/15/25                      (b)                       40,000     41,408
YUM! Brands, Inc., Sr. Unsec.
Notes, 8.50%, 04/15/06               (b)                       50,000     51,050
                                                                        --------
                                                                          92,458
                                                                        --------
SOVEREIGN DEBT--0.31%
Japan Bank for International
Cooperation (Japan), Unsec. Gtd.
Euro Bonds, 6.50%, 10/06/05          (b)                      125,000    125,008
Russian Federation (Russia)-REGS,
Unsec. Unsub. Euro Bonds, 10.00%,
06/26/07 (Acquired
05/14/04-05/18/04; Cost $90,094)     (b)(c)                    80,000     87,256
United Mexican States
(Mexico)-Series A, Medium Term
Global Notes,
6.63%, 03/03/15                      (b)                       35,000     38,045
7.50%, 04/08/33                      (b)                       60,000     69,606
                                                                        --------
                                                                         319,915
                                                                        --------
SPECIALTY CHEMICALS--0.09%
ICI North America, Unsec. Gtd.
Deb., 8.88%, 11/15/06                (b)                       90,000     93,805
                                                                        --------
THRIFTS & MORTGAGE FINANCE--0.45%
Countrywide Home Loans,
Inc.-Series J, Gtd. Medium Term
Global Notes, 5.50%, 08/01/06        (b)                      370,000    373,234
Greenpoint Capital Trust I, Gtd.
Sub. Trust Pfd. Notes, 9.10%,
06/01/27                             (b)                       60,000     65,807

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                        ----------   -----------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Sovereign Bancorp, Inc., Sr. Notes,
4.80%, 09/01/10
(Acquired 08/24/05; Cost $29,936)             (b)(c)    $   30,000   $    29,741
                                                                     -----------
                                                                         468,782
                                                                     -----------
TOBACCO--0.09%
Altria Group, Inc., Unsec. Notes,
6.38%, 02/01/06                               (b)           95,000        95,601
                                                                     -----------
TRADING COMPANIES &
DISTRIBUTORS--0.16%
Western Power Distribution
Holdings Ltd. (United Kingdom),
Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $171,254)   (b)(c)       150,000       165,702
                                                                     -----------
TRUCKING--0.10%
Roadway Corp., Sr. Sec. Gtd.
Global Notes, 8.25%, 12/01/08                 (b)          100,000       107,541
                                                                     -----------
Total Bonds & Notes (Cost $20,152,345)                                20,058,571
                                                                     -----------
U.S. MORTGAGE-BACKED SECURITIES--9.66%
FEDERAL HOME LOAN MORTGAGE CORP.
(FHLMC)--1.59%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32                   (b)           71,075        74,288
6.00%, 04/01/16 to 11/01/33                   (b)          657,176       670,344
5.50%, 10/01/18                               (b)          258,731       262,663
7.50%, 11/01/30 to 05/01/31                   (b)           43,837        46,497
6.50%, 05/01/32 to 08/01/32                   (b)           51,061        52,576
Pass Through Ctfs., TBA,
5.00%, 10/01/20                               (b)          548,880       547,508
                                                                     -----------
                                                                       1,653,876
                                                                     -----------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)--3.17%
Pass Through Ctfs.,
6.50%, 04/01/14 to 09/01/34                   (b)        1,030,220     1,061,908
7.50%, 11/01/15                               (b)            5,746         6,079
7.00%, 02/01/16 to 09/01/32                   (b)          114,246       119,581
6.00%, 01/01/17 to 05/01/17                   (b)          111,084       114,319
5.00%, 04/01/18                               (b)          314,528       314,015
4.50%, 11/01/18                               (b)          117,828       115,622
8.00%, 08/01/21 to 12/01/23                   (b)           35,450        37,950
Pass Through Ctfs., TBA,
5.00%, 10/01/20                               (b)           66,270        66,104
5.50%, 10/01/20                               (b)          742,840       753,750
6.00%, 11/01/35                               (b)          709,650       721,625
                                                                     -----------
                                                                       3,310,953
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA)--4.90%
Pass Through Ctfs.,
7.50%, 06/15/23 to 10/15/31                   (b)           56,190        59,846
8.50%, 11/15/24                               (b)          116,626       128,346
8.00%, 08/15/25                               (b)           18,225        19,534
6.50%, 03/15/29 to 12/15/33                   (b)          216,093       224,944

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA)--(CONTINUED)
6.00%, 09/15/31 to 05/15/33            (b)              $  426,544   $   437,349
7.00%, 09/15/31 to 03/15/33            (b)                  25,661        26,990
5.50%, 12/15/33 to 02/15/34            (b)                 275,629       278,469
Pass Through Ctfs., TBA,
5.00%, 10/01/35                        (b)(n)              950,000       940,203
5.50%, 10/01/35                        (b)(n)            2,962,702     2,990,477
                                                                     -----------
                                                                       5,106,158
                                                                     -----------
Total U.S. Mortgage-Backed
Securities (Cost $10,140,037)                                         10,070,987
                                                                     -----------
U.S. GOVERNMENT AGENCY
SECURITIES--6.54%
FEDERAL HOME LOAN BANK (FHLB)--5.53%
Unsec. Disc. Notes,
3.18%, 10/03/05                        (o)               5,766,000     5,764,981
                                                                     -----------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)--1.01%
Unsec. Floating Rate Global Notes,
3.67%, 02/17/09                        (b)(p)              350,000       349,118
Unsec. Global Notes,
3.55%, 01/12/07                        (b)                 190,000       187,982
4.20%, 03/24/08                        (b)                 350,000       347,067
3.38%, 12/15/08                        (b)                 175,000       169,570
                                                                     -----------
                                                                       1,053,737
                                                                     -----------
Total U.S. Government Agency
Securities (Cost $6,823,774)                                           6,818,718
                                                                     -----------
ASSET-BACKED SECURITIES--1.34%
AEROSPACE & DEFENSE--0.14%
Systems 2001 Asset Trust LLC
(Cayman Islands)-Series 2001, Class
G, Pass Through Ctfs.,
6.66%, 09/15/13 (INS-MBIA
Insurance Corp.) (Acquired
02/09/05; Cost $155,496)               (b)(c)(k)           140,106       151,792
                                                                     -----------
MULTI-SECTOR HOLDINGS--0.10%
Longport Funding Ltd.-Series
2005-2A, Class A1J, Floating Rate
Bonds, 4.21%, 02/03/40 (Acquired
03/31/05; Cost $100,000)               (c)(e)(q)           100,000       100,000
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL
SERVICES--0.90%
Citicorp Lease-Series 1999-1,
Class A2, Pass Through Ctfs.,
8.04%, 12/15/19 (Acquired
06/01/00-07/27/05; Cost $304,966)      (b)(c)              275,000       335,412
                                                                     -----------
LILACS Repackaging 2005-I-Series
A, Sec. Notes, 5.14%, 01/15/64
(Acquired 07/14/05; Cost $500,000)     (c)(q)              500,000       500,000
                                                                     -----------
Twin Reefs Pass-Through Trust,
Floating Rate Pass Through Ctfs.,
4.73% (Acquired 12/07/04;
Cost $100,000)                         (b)(c)(i)(p)        100,000        99,794
                                                                     -----------
                                                                         935,206
                                                                     -----------
PROPERTY & CASUALTY
INSURANCE--0.10%
North Front Pass-Through Trust,
Notes, 5.81%, 12/15/24 (Acquired
12/08/04; Cost $100,000)               (b)(c)             100,000        101,273
                                                                     -----------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------
REINSURANCE--0.10%
Stingray Pass-Through Trust, Pass
Through Ctfs., 5.90%, 01/12/15
(Acquired 01/07/05; Cost $100,000)     (b)(c)          $100,000     $    101,414
                                                                    ------------
Total Asset-Backed Securities
(Cost $1,359,227)                                                      1,389,685
                                                                    ------------
U.S. TREASURY SECURITIES--0.75%
U.S. TREASURY INFLATION - INDEXED
NOTES--0.25%
2.00%, 07/15/14                                         259,115(r)       264,773
                                                                    ------------
U.S. TREASURY BONDS--0.16%
7.50%, 11/15/16                        (b)              130,000(h)       164,551
                                                                    ------------
U.S. TREASURY STRIPS--0.34%
3.03%, 02/15/07                        (b)(o)           125,000          118,672
4.63%, 11/15/24                        (b)(o)           165,000           67,393
4.54%, 05/15/25                        (b)(o)           115,000           45,550
4.71%, 08/15/28                        (b)(o)           350,000          121,188
                                                                    ------------
                                                                         352,803
                                                                    ------------
Total U.S. Treasury Securities
(Cost $779,014)                                                          782,127
                                                                    ------------
TOTAL INVESTMENTS--100.00%
(Cost $96,783,056)                                                  $104,240,631
                                                                    ============

Investment Abbreviations:

ADR       American Depositary Receipt
CARS      Convertible Auction Rate Securities
COP       Certificates of Participation
Ctfs.     Certificates
Deb.      Debentures
Disc.     Discounted
GO        General Obligation Bonds
Gtd.      Guaranteed
INS       Insurer
LILACS    Life Insurance and Life Annuities Backed Charitable Securities
Pfd.      Preferred
RB        Revenue Bonds
REGS      Regulation S
RegCaPS   Regulatory Capital Preferred Securities
Sec.      Secured
Sr.       Senior
STRIPS    Separately Traded Registered Interest and Principal Security
Sub.      Subordinated
TBA       To Be Announced
Unsec.    Unsecured
Unsub.    Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $33,917,374, which represented 32.54% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $5,620,539, which represented 5.39% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Dividend rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.

(e) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $3,126,697, which represented 3.00% of the Fund's Total Investments. See
     Note 1A.

(g) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2005.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 2.

(i)  Perpetual bond with no specified maturity date.

(j) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.

(k) Principal and/or interest payments are secured by the bond insurance company listed.

(l) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(n) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(o) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(p) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(q) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $600,000, which represented 0.58% of the Fund's Total Investments.

(r) Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - FUTURES CONTRACTS

On September 30, 2005, $700,000 principal amount of U.S. Treasury and corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                              UNREALIZED
                     NO. OF       MONTH/         MARKET      APPRECIATION
    CONTRACT       CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
----------------   ---------   ------------   -----------   --------------
Eurodollar
GLOBEX2 etrading        3      Sept-06/Long   $   715,387      $ (1,440)

Eurodollar
GLOBEX2 etrading       10       Dec-06/Long     2,384,750        (7,850)

Eurodollar
GLOBEX2 etrading        4       Mar-07/Long       954,250           318

U.S. Treasury
5 Year Notes           30       Dec-05/Long     3,205,781       (19,621)

U.S. Treasury 10
Year Notes             27       Dec-05/Long     2,967,891       (24,760)

U.S. Treasury 30
Year Bonds             11       Dec-05/Long     1,258,469       (21,852)
                                              -----------      --------
                                              $11,486,528      $(75,205)
                                              ===========      ========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $29,616,616 and $36,296,161, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 9,915,673
Aggregate unrealized (depreciation) of investment securities    (2,929,202)
                                                               -----------
Net unrealized appreciation of investment securities           $ 6,986,471
                                                               ===========

Cost of investments for tax purposes is $97,254,160.

                            AIM V.I. BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIBVA-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
                                                                            ------                               -----
COMMON STOCKS & OTHER EQUITY INTERESTS--98.90%
ADVERTISING--4.47%

Interpublic Group of Cos., Inc. (The)                    (a)                  1,482,600                         $ 17,257,464
Omnicom Group Inc.                                                              242,600                           20,288,638
                                                                                                                  ----------
                                                                                                                  37,546,102
                                                                                                                  ==========

AEROSPACE & DEFENSE--1.16%

Honeywell International Inc.                                                    260,600                            9,772,500
                                                                                                                   =========

APPAREL RETAIL--1.54%

Gap, Inc. (The)                                                                 740,950                           12,914,758
                                                                                                                  ==========

ASSET MANAGEMENT & CUSTODY BANKS--2.16%

Bank of New York Co., Inc. (The)                                                615,650                           18,106,266
                                                                                                                  ==========

BREWERS--1.51%

Molson Coors Brewing Co.-Class B                                                198,700                           12,718,787
                                                                                                                  ==========

BUILDING PRODUCTS--4.12%

American Standard Cos. Inc.                                                     443,650                           20,651,907
Masco Corp.                                                                     454,700                           13,950,196
                                                                                                                  ----------
                                                                                                                  34,602,103
                                                                                                                  ==========

COMPUTER STORAGE & PERIPHERALS--0.87%

Lexmark International, Inc.-Class A                      (a)                    120,200                            7,338,210
                                                                                                                   =========

CONSTRUCTION MATERIALS--2.05%

Cemex S.A. de C.V.-ADR (Mexico)                                                 329,332                           17,224,064
                                                                                                                  ==========

CONSUMER ELECTRONICS--1.28%

Koninklijke (Royal) Philips Electronics N.V.-New
York Shares (Netherlands)                                                       401,850                           10,721,358
                                                                                                                  ==========

DATA PROCESSING & OUTSOURCED SERVICES--4.60%

Ceridian Corp.                                           (a)                    689,050                           14,297,787
First Data Corp.                                                                608,850                           24,354,000
                                                                                                                  ----------
                                                                                                                  38,651,787
                                                                                                                  ==========

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.11%

Cendant Corp.                                                                   860,150                           17,753,496
                                                                                                                  ==========

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
                                                                            ------                               -----
ENVIRONMENTAL & FACILITIES SERVICES--2.60%

Waste Management, Inc.                                                          763,550                         $ 21,845,165
                                                                                                                ============

FOOD RETAIL--3.36%

Kroger Co. (The)                                         (a)                    851,400                           17,530,326
Safeway Inc.                                                                    418,750                           10,720,000
                                                                                                                  ----------
                                                                                                                  28,250,326
                                                                                                                  ==========

GENERAL MERCHANDISE STORES--1.80%

Target Corp.                                                                    291,200                           15,122,016
                                                                                                                  ==========

HEALTH CARE DISTRIBUTORS--7.60%

Cardinal Health, Inc.                                                           594,600                           37,721,424
McKesson Corp.                                                                  551,150                           26,152,067
                                                                                                                  ----------
                                                                                                                  63,873,491
                                                                                                                  ==========

HEALTH CARE EQUIPMENT--2.04%

Waters Corp.                                             (a)                    411,800                           17,130,880
                                                                                                                  ==========

HEALTH CARE FACILITIES--1.97%

HCA Inc.                                                                        344,900                           16,527,608
                                                                                                                  ==========

INDUSTRIAL CONGLOMERATES--3.61%

Tyco International Ltd. (Bermuda)                                             1,089,750                           30,349,537
                                                                                                                  ==========

INDUSTRIAL MACHINERY--1.05%

Parker Hannifin Corp.                                                           136,750                            8,794,392
                                                                                                                   =========

INVESTMENT BANKING & BROKERAGE--4.27%

Merrill Lynch & Co., Inc.                                                       290,850                           17,843,648
Morgan Stanley                                                                  334,950                           18,067,203
                                                                                                                  ----------
                                                                                                                  35,910,851
                                                                                                                  ==========

LEISURE PRODUCTS--0.36%

Mattel, Inc.                                                                    182,700                            3,047,436
                                                                                                                   =========

MANAGED HEALTH CARE--3.70%

UnitedHealth Group Inc.                                                         552,700                           31,061,740
                                                                                                                  ==========

MOVIES & ENTERTAINMENT--2.02%

Walt Disney Co. (The)                                                           704,450                           16,998,379
                                                                                                                  ==========

MULTI-LINE INSURANCE--2.04%

Genworth Financial Inc.-Class A                                                 532,600                           17,171,024
                                                                                                                  ==========

OIL & GAS DRILLING--3.22%

ENSCO International Inc.                                                        134,500                            6,266,355
Transocean Inc.                                          (a)                    338,850                           20,774,894
                                                                                                                  ----------
                                                                                                                  27,041,249
                                                                                                                  ==========

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
                                                                            ------                               -----
OIL & GAS EQUIPMENT & SERVICES--5.94%

Halliburton Co.                                                                 515,900                         $ 35,349,468
Weatherford International Ltd.                           (a)                    212,550                           14,593,683
                                                                                                                  ----------
                                                                                                                  49,943,151
                                                                                                                  ==========

OTHER DIVERSIFIED FINANCIAL SERVICES--5.24%

Citigroup Inc.                                                                  458,950                           20,891,404
JPMorgan Chase & Co.                                                            680,490                           23,089,026
                                                                                                                  ----------
                                                                                                                  43,980,430
                                                                                                                  ==========

PACKAGED FOODS & MEATS--1.66%

Unilever N.V. (Netherlands)                              (b)                    195,500                           13,925,352
                                                                                                                  ==========

PHARMACEUTICALS--7.79%

Pfizer Inc.                                                                     725,300                           18,110,741
Sanofi-Aventis (France)                                  (b)                    365,328                           30,262,767
Wyeth                                                                           369,800                           17,110,646
                                                                                                                  ----------
                                                                                                                  65,484,154
                                                                                                                  ==========

PROPERTY & CASUALTY INSURANCE--2.26%

ACE Ltd.                                                                        403,950                           19,013,927
                                                                                                                  ==========

SEMICONDUCTOR EQUIPMENT--0.96%

Novellus Systems, Inc.                                   (a)                    321,600                            8,065,728
                                                                                                                   =========

SPECIALIZED CONSUMER SERVICES--1.60%

H&R Block, Inc.                                                                 560,100                           13,431,198
                                                                                                                  ==========

SYSTEMS SOFTWARE--3.37%

Computer Associates International, Inc.                                       1,018,776                           28,332,161
                                                                                                                  ==========

THRIFTS & MORTGAGE FINANCE--4.57%

Fannie Mae                                                                      420,950                           18,866,979
MGIC Investment Corp.                                                           147,950                            9,498,390
Radian Group Inc.                                                               188,850                           10,027,935
                                                                                                                  ----------
                                                                                                                  38,393,304
                                                                                                                  ==========

Total Common Stocks & Other Equity Interests
(Cost $664,397,250)                                                                                              831,042,930
                                                                                                                 ===========

MONEY MARKET FUNDS--1.10%

Liquid Assets Portfolio-Institutional Class              (c)                  4,616,519                            4,616,519
                                                                                                                   ---------
STIC Prime Portfolio-Institutional Class                 (c)                  4,616,519                            4,616,519
                                                                                                                   =========

Total Money Market Funds
(Cost $9,233,038)                                                                                                  9,233,038
                                                                                                                   =========

TOTAL INVESTMENTS--100.00%
(Cost $673,630,288)                                                                                            $ 840,275,968
                                                                                                               =============

    Investment Abbreviations:

    ADR                       American Depositary Receipt


    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $44,188,119, which represented 5.26% of the Fund's Total Investments. See
    Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

             Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

             The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                     MARKET                                        UNREALIZED       MARKET
                      VALUE        PURCHASES    PROCEEDS FROM     APPRECIATION       VALUE      DIVIDEND   REALIZED
FUND                 12/31/04       AT COST         SALES        (DEPRECIATION)     09/30/05     INCOME   GAIN (LOSS)
----                 --------       -------         -----        --------------     --------     ------   -----------
Liquid Assets
Portfolio-
Institutional
Class              $ 11,460,610  $ 41,561,077  $ (48,405,168)  $            --    $ 4,616,519  $ 243,881  $        --

STIC Prime
Portfolio-
Institutional
Class                11,460,610    41,561,077    (48,405,168)               --      4,616,519    245,302           --
                   ------------  ------------  -------------   ---------------    -----------  ---------  ---------
      TOTAL        $ 22,921,220  $ 83,122,154  $ (96,810,336)  $            --    $ 9,233,038  $ 489,183  $        --
                   ============  ============  =============   ===============    ===========  =========  =========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $66,254,734 and $84,510,699, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
        ------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    190,049,745
Aggregate unrealized (depreciation) of investment securities              (24,601,244)
                                                                      ----------------
Net unrealized appreciation of investment securities                  $    165,448,501
                                                                      ================
Cost of investments for tax purposes is $674,827,467.

                             AIM V.I. BLUE CHIP FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIBCH-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   ----------
COMMON STOCKS & OTHER EQUITY
INTERESTS--97.30%
AEROSPACE & DEFENSE--4.19%
Boeing Co. (The)                                             14,748   $1,002,127
General Dynamics Corp.                                       10,774    1,288,032
Lockheed Martin Corp.                                        21,402    1,306,378
United Technologies Corp.                                    30,368    1,574,277
                                                                      ----------
                                                                       5,170,814
                                                                      ----------
APPAREL RETAIL--0.54%
Chico's FAS, Inc.                         (a)                18,000      662,400
                                                                      ----------
APPLICATION SOFTWARE--1.17%
Amdocs Ltd.                               (a)                52,061    1,443,652
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.91%
Franklin Resources, Inc.                                     13,319    1,118,263
                                                                      ----------
BIOTECHNOLOGY--3.80%
Amgen Inc.                                (a)                34,282    2,731,247
Genentech, Inc.                           (a)                12,145    1,022,730
Gilead Sciences, Inc.                     (a)                19,353      943,652
                                                                      ----------
                                                                       4,697,629
                                                                      ----------
COMMUNICATIONS EQUIPMENT--3.83%
Cisco Systems, Inc.                       (a)               104,981    1,882,309
QUALCOMM Inc.                                                63,625    2,847,219
                                                                      ----------
                                                                       4,729,528
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL--0.84%
Best Buy Co., Inc.                                           23,866    1,038,887
                                                                      ----------
COMPUTER HARDWARE--2.16%
Apple Computer, Inc.                      (a)                15,000      804,150
Dell Inc.                                 (a)                54,424    1,861,301
                                                                      ----------
                                                                       2,665,451
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--1.53%
EMC Corp.                                 (a)               146,048    1,889,861
                                                                      ----------
CONSUMER FINANCE--1.91%
American Express Co.                                         23,700    1,361,328
SLM Corp.                                                    18,585      996,899
                                                                      ----------
                                                                       2,358,227
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
DEPARTMENT STORES--2.89%
Federated Department Stores, Inc.                            13,300   $  889,371
J.C. Penney Co., Inc.                                        23,140    1,097,299
Nordstrom, Inc.                                              46,273    1,588,089
                                                                      ----------
                                                                       3,574,759
                                                                      ----------
DIVERSIFIED BANKS--0.99%
Bank of America Corp.                                        28,921    1,217,574
                                                                      ----------
DIVERSIFIED CHEMICALS--0.91%
Dow Chemical Co. (The)                                       26,893    1,120,631
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.71%
Cendant Corp.                                                42,804      883,475
                                                                      ----------
DRUG RETAIL--0.78%
CVS Corp.                                                    33,087      959,854
                                                                      ----------
FOOTWEAR--1.24%
NIKE, Inc.-Class B                                           18,799    1,535,502
                                                                      ----------
GENERAL MERCHANDISE STORES--0.82%
Target Corp.                                                 19,500    1,012,635
                                                                      ----------
HEALTH CARE EQUIPMENT--2.82%
Bard (C.R.), Inc.                                            10,123      668,422
Medtronic, Inc.                                              26,609    1,426,775
Varian Medical Systems, Inc.            (a)                  19,664      776,925
Waters Corp.                            (a)                  14,683      610,813
                                                                      ----------
                                                                       3,482,935
                                                                      ----------
HEALTH CARE FACILITIES--1.25%
HCA Inc.                                                     32,209    1,543,455
                                                                      ----------
HEALTH CARE SERVICES--1.27%
Express Scripts, Inc.                   (a)                  11,770      732,094
Medco Health Solutions, Inc.            (a)                  15,370      842,737
                                                                      ----------
                                                                       1,574,831
                                                                      ----------
HEALTH CARE SUPPLIES--1.57%
Alcon, Inc. (Switzerland)                                    15,190    1,942,497
                                                                      ----------
HOME IMPROVEMENT RETAIL--1.91%
Home Depot, Inc. (The)                                       61,800    2,357,052
                                                                      ----------
HOMEBUILDING--1.06%
D.R. Horton, Inc.                                            36,000    1,303,920
                                                                      ----------
HOMEFURNISHING RETAIL--0.66%
Bed Bath & Beyond Inc.                  (a)                  20,246      813,484
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
HOUSEHOLD PRODUCTS--2.30%
Procter & Gamble Co. (The)                                   47,720   $2,837,431
                                                                      ----------
HOUSEWARES & SPECIALTIES--0.95%
Fortune Brands, Inc.                                         14,458    1,175,869
                                                                      ----------
INDUSTRIAL CONGLOMERATES--2.64%
General Electric Co.                                         68,952    2,321,614
Tyco International Ltd.                                      33,500      932,975
                                                                      ----------
                                                                       3,254,589
                                                                      ----------
INDUSTRIAL GASES--0.50%
Air Products and Chemicals, Inc.                             11,279      621,924
                                                                      ----------
INDUSTRIAL MACHINERY--1.05%
Danaher Corp.                                                24,005    1,292,189
                                                                      ----------
INTEGRATED OIL & GAS--1.37%
ConocoPhillips                                               24,230    1,693,919
                                                                      ----------
INTERNET RETAIL--1.07%
eBay Inc.                                         (a)        32,021    1,319,265
                                                                      ----------
INTERNET SOFTWARE & SERVICES--1.05%
Yahoo! Inc.                                       (a)        38,178    1,291,943
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--3.47%
Goldman Sachs Group, Inc. (The)                              24,708    3,003,999
Merrill Lynch & Co., Inc.                                    20,950    1,285,282
                                                                      ----------
                                                                       4,289,281
                                                                      ----------
MANAGED HEALTH CARE--6.91%
Aetna Inc.                                                   34,375    2,961,062
CIGNA Corp.                                                  13,495    1,590,521
UnitedHealth Group Inc.                                      31,480    1,769,176
WellPoint, Inc.                                   (a)        29,158    2,210,760
                                                                      ----------
                                                                       8,531,519
                                                                      ----------
MULTI-LINE INSURANCE--2.00%
Genworth Financial Inc.-Class A                              35,654    1,149,485
Hartford Financial Services Group, Inc. (The)                17,067    1,317,060
                                                                      ----------
                                                                       2,466,545
                                                                      ----------
OIL & GAS DRILLING--1.91%
ENSCO International Inc.                                     24,005    1,118,393
GlobalSantaFe Corp.                                          27,158    1,238,948
                                                                      ----------
                                                                       2,357,341
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
OIL & GAS EQUIPMENT & SERVICES--2.89%
BJ Services Co.                                              42,223   $1,519,606
Schlumberger Ltd.                                            24,339    2,053,725
                                                                      ----------
                                                                       3,573,331
                                                                      ----------
OIL & GAS REFINING & MARKETING--1.97%
Valero Energy Corp.                                          21,553    2,436,782
                                                                      ----------
PERSONAL PRODUCTS--1.42%
Gillette Co. (The)                                           30,078    1,750,540
                                                                      ----------
PHARMACEUTICALS--7.30%
Allergan, Inc.                                               10,989    1,006,812
Johnson & Johnson                                            63,128    3,994,740
Novartis A.G.-ADR (Switzerland)                              20,578    1,049,478
Pfizer Inc.                                                  31,263      780,637
Roche Holding A.G. (Switzerland)                  (b)        11,170    1,552,214
Wyeth                                                        13,517      625,432
                                                                      ----------
                                                                       9,009,313
                                                                      ----------
PROPERTY & CASUALTY INSURANCE--1.50%
Allstate Corp. (The)                                         33,494    1,851,883
                                                                      ----------
RAILROADS--1.46%
Burlington Northern Santa Fe Corp.                           13,011      778,058
Canadian National Railway Co. (Canada)                       14,458    1,026,373
                                                                      ----------
                                                                       1,804,431
                                                                      ----------
RESTAURANTS--1.42%
Starbucks Corp.                                   (a)        16,776      840,478
Yum! Brands, Inc.                                            18,799      910,060
                                                                      ----------
                                                                       1,750,538
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--0.87%
KLA-Tencor Corp.                                             21,983    1,071,891
                                                                      ----------
SEMICONDUCTORS--5.26%
Analog Devices, Inc.                                         57,390    2,131,465
Intel Corp.                                                  51,041    1,258,161
Marvell Technology Group Ltd. (Singapore)                    16,500      760,815
Microchip Technology Inc.                                    23,767      715,862
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
(Taiwan)                                                     80,570      662,285
Texas Instruments Inc.                                       28,448      964,387
                                                                      ----------
                                                                       6,492,975
                                                                      ----------
SOFT DRINKS--1.10%
PepsiCo, Inc.                                                24,005    1,361,324
                                                                      ----------
SPECIALTY STORES--0.52%
Staples, Inc.                                                30,368      647,446
                                                                      ----------

                                                                       MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
SYSTEMS SOFTWARE--5.68%
Microsoft Corp.                                           119,216   $  3,067,428
Oracle Corp.                                     (a)      182,779      2,264,632
Symantec Corp.                                   (a)       74,322      1,684,136
                                                                    ------------
                                                                       7,016,196
                                                                    ------------
THRIFTS & MORTGAGE FINANCE--0.93%
MGIC Investment Corp.                                      17,820      1,144,044
                                                                    ------------
Total Common Stocks & Other Equity Interests
(Cost $104,047,286)                                                  120,139,825
                                                                    ------------
MONEY MARKET FUNDS--2.70%
Liquid Assets Portfolio-Institutional Class      (c)    1,666,823      1,666,823
STIC Prime Portfolio-Institutional Class         (c)    1,666,823      1,666,823
                                                                    ------------
Total Money Market Funds (Cost $3,333,646)                             3,333,646
                                                                    ------------
TOTAL INVESTMENTS--100.00% (Cost $107,380,932)                      $123,473,471
                                                                    ------------

     Investment Abbreviations:

ADR  American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2005 represented 1.26% of the Fund's Total Investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                                           CHANGE IN
                                                                          UNREALIZED
                          MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND                12/31/04         COST           SALES       (DEPRECIATION)     09/30/05      INCOME    GAIN (LOSS)
        ----              ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
Portfolio-Institutional
Class                      $2,849,475     $14,832,526   $(16,015,178)         $--         $1,666,823     $27,227       $--
STIC Prime
Portfolio-Institutional
Class                       2,849,475      14,832,526    (16,015,178)          --          1,666,823      27,373        --
                           ----------     -----------   ------------          ---         ----------     -------       ---
   TOTAL                   $5,698,950     $29,665,052   $(32,030,356)         $--         $3,333,646     $54,600       $--
                           ==========     ===========   ============          ===         ==========     =======       ===

NOTE 3 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period        --     $     --
Written                 1,562      150,205
Closed                   (618)     (50,729)
Exercised                (439)     (48,787)
Expired                  (505)     (50,689)
                        -----     --------
End of period              --     $     --
                        -----     --------

NOTE 4- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $67,831,652 and $76,694,379, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $15,808,503
Aggregate unrealized (depreciation) of investment securities    (2,648,898)
                                                               -----------
Net unrealized appreciation of investment securities           $13,159,605
                                                               ===========

Cost of investments for tax purposes is $110,313,866.

NOTE 5 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Blue Chip Fund ("Selling Fund") a series of AIM Variable Insurance Funds, would transfer all of its assets to AIM V.I. Large Cap Growth Fund ("Buying Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                       AIM V.I. CAPITAL APPRECIATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VICAP-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS & OTHER EQUITY INTERESTS--94.11%
ADVERTISING--0.53%
Omnicom Group Inc.                                          71,500   $ 5,979,545
                                                                     -----------
AEROSPACE & DEFENSE--1.34%
Boeing Co. (The)                                            89,387     6,073,847
Honeywell International Inc.                               243,100     9,116,250
                                                                     -----------
                                                                      15,190,097
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.64%
Coach, Inc.                                      (a)       232,692     7,297,221
                                                                     -----------
APPLICATION SOFTWARE--2.35%
Amdocs Ltd.                                      (a)       211,000     5,851,030
Autodesk, Inc.                                             233,400    10,839,096
NAVTEQ Corp.                                     (a)       201,686    10,074,216
                                                                     -----------
                                                                      26,764,342
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.43%
Franklin Resources, Inc.                                    58,400     4,903,264
                                                                     -----------
BIOTECHNOLOGY--3.79%
Amgen Inc.                                       (a)       187,300    14,922,191
Genentech, Inc.                                  (a)        60,100     5,061,021
Gilead Sciences, Inc.                            (a)       244,400    11,916,944
Protein Design Labs, Inc.                        (a)       206,100     5,770,800
Serono S.A. -Class B (Switzerland)               (a)(b)      8,301     5,456,717
                                                                     -----------
                                                                      43,127,673
                                                                     -----------
BROADCASTING & CABLE TV--0.95%
XM Satellite Radio Holdings Inc.-Class A         (a)(c)    302,000    10,844,820
                                                                     -----------
COMMUNICATIONS EQUIPMENT--2.22%
Cisco Systems, Inc.                              (a)       423,864     7,599,882
QUALCOMM Inc.                                              395,500    17,698,625
                                                                     -----------
                                                                      25,298,507
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL--0.56%
Best Buy Co., Inc.                                         145,850     6,348,850
                                                                     -----------
COMPUTER HARDWARE--3.12%
Apple Computer, Inc.                             (a)       486,200    26,065,182
Dell Inc.                                        (a)       273,713     9,360,985
                                                                     -----------
                                                                      35,426,167
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMPUTER STORAGE & PERIPHERALS--0.71%
EMC Corp.                                      (a)         624,752   $ 8,084,291
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.52%
Caterpillar Inc.                                           233,400    13,712,250
Komatsu Ltd. (Japan)                           (b)         258,000     3,528,508
                                                                     -----------
                                                                      17,240,758
                                                                     -----------
CONSUMER ELECTRONICS--2.16%
Garmin Ltd.                                    (c)          77,800     5,277,174
Harman International Industries, Inc.                      134,800    13,785,996
Matsushita Electric Industrial Co.,
Ltd. (Japan)                                   (b)         288,000     4,912,282
Matsushita Electric Industrial Co.,
Ltd-ADR (Japan)                                             34,500       590,295
                                                                     -----------
                                                                      24,565,747
                                                                     -----------
CONSUMER FINANCE--1.65%
American Express Co.                                       145,900     8,380,496
SLM Corp.                                                  194,400    10,427,616
                                                                     -----------
                                                                      18,808,112
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.36%
Fiserv, Inc.                                   (a)         272,327    12,491,639
Iron Mountain Inc.                             (a)         194,400     7,134,480
Paychex, Inc.                                              194,400     7,208,352
                                                                     -----------
                                                                      26,834,471
                                                                     -----------
DEPARTMENT STORES--0.49%
J.C. Penney Co., Inc.                                      118,000     5,595,560
                                                                     -----------
DIVERSIFIED BANKS--1.17%
Bank of America Corp.                                      195,900     8,247,390
Kookmin Bank (South Korea)                     (b)          85,000     5,034,476
                                                                     -----------
                                                                      13,281,866
                                                                     -----------
DIVERSIFIED CHEMICALS--0.93%
Dow Chemical Co. (The)                                     202,000     8,417,340
Eastman Chemical Co.                                        46,329     2,176,073
                                                                     -----------
                                                                      10,593,413
                                                                     -----------
DIVERSIFIED METALS & MINING--0.89%
Phelps Dodge Corp.                                          77,800    10,108,554
                                                                     -----------
DRUG RETAIL--0.92%
CVS Corp.                                                  186,800     5,419,068
Shoppers Drug Mart Corp. (Canada)              (c)         143,300     5,065,259
                                                                     -----------
                                                                      10,484,327
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.12%
Emerson Electric Co.                                        99,300   $ 7,129,740
Rockwell Automation, Inc.                                  106,661     5,642,367
                                                                     -----------
                                                                      12,772,107
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.56%
Agilent Technologies, Inc.                    (a)          194,470     6,368,893
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.75%
Monsanto Co.                                               136,100     8,540,275
                                                                     -----------
FOOD RETAIL--0.49%
Whole Foods Market, Inc.                      (c)           41,700     5,606,565
                                                                     -----------
FOOTWEAR--0.49%
NIKE, Inc.-Class B                                          67,933     5,548,767
                                                                     -----------
HEALTH CARE EQUIPMENT--3.80%
Becton, Dickinson and Co.                                  100,238     5,255,461
Biomet, Inc.                                                81,576     2,831,503
Medtronic, Inc.                                            304,200    16,311,204
St. Jude Medical, Inc.                        (a)          227,800    10,661,040
Varian Medical Systems, Inc.                  (a)          206,800     8,170,668
                                                                     -----------
                                                                      43,229,876
                                                                     -----------
HEALTH CARE SERVICES--1.77%
Caremark Rx, Inc.                             (a)          403,170    20,130,278
                                                                     -----------
HEALTH CARE SUPPLIES--1.48%
Alcon, Inc. (Switzerland)                                  131,800    16,854,584
                                                                     -----------
HOME ENTERTAINMENT SOFTWARE--0.53%
Electronic Arts Inc.                          (a)          106,900     6,081,541
                                                                     -----------
HOMEFURNISHING RETAIL--0.69%
Bed Bath & Beyond Inc.                        (a)          194,424     7,811,956
                                                                     -----------
HOUSEHOLD PRODUCTS--0.61%
Procter & Gamble Co. (The)                                 116,700     6,938,982
                                                                     -----------
HOUSEWARES & SPECIALTIES--0.56%
Jarden Corp.                                  (a)          156,166     6,413,738
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.07%
Robert Half International Inc.                             340,301    12,111,313
                                                                     -----------
INDUSTRIAL CONGLOMERATES--1.37%
General Electric Co.                                       291,800     9,824,906
Textron Inc.                                                80,000     5,737,600
                                                                     -----------
                                                                      15,562,506
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
INDUSTRIAL GASES--0.29%
Air Products and Chemicals, Inc.                            60,573   $ 3,339,995
                                                                     -----------
INDUSTRIAL MACHINERY--4.07%
Danaher Corp.                                              194,400    10,464,552
Eaton Corp.                                                 97,200     6,177,060
Illinois Tool Works Inc.                                    70,700     5,820,731
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                  427,900    16,358,617
Parker Hannifin Corp.                                      116,700     7,504,977
                                                                     -----------
                                                                      46,325,937
                                                                     -----------
INTEGRATED OIL & GAS--3.97%
Chevron Corp.                                               94,900     6,142,877
ConocoPhillips                                             213,874    14,951,931
Exxon Mobil Corp.                                          291,800    18,540,972
Occidental Petroleum Corp.                                  65,000     5,552,950
                                                                     -----------
                                                                      45,188,730
                                                                     -----------
INTERNET RETAIL--1.34%
eBay Inc.                                      (a)         369,472    15,222,246
                                                                     -----------
INTERNET SOFTWARE & SERVICES--1.98%
Google Inc.-Class A                            (a)          38,800    12,278,648
Yahoo! Inc.                                    (a)         301,502    10,202,828
                                                                     -----------
                                                                      22,481,476
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--1.98%
Goldman Sachs Group, Inc. (The)                            106,900    12,996,902
Merrill Lynch & Co., Inc.                                  155,100     9,515,385
                                                                     -----------
                                                                      22,512,287
                                                                     -----------
IT CONSULTING & OTHER SERVICES--0.40%
Cognizant Technology Solutions Corp.-Class A   (a)          97,200     4,528,548
                                                                     -----------
MANAGED HEALTH CARE--4.56%
Aetna Inc.                                                 160,800    13,851,312
CIGNA Corp.                                                 72,300     8,521,278
PacifiCare Health Systems, Inc.                (a)          93,200     7,435,496
UnitedHealth Group Inc.                                    180,200    10,127,240
WellPoint, Inc.                                (a)         157,600    11,949,232
                                                                     -----------
                                                                      51,884,558
                                                                     -----------
MARINE--0.28%
Mitsui O.S.K. Lines, Ltd. (Japan)              (b)         397,000     3,186,145
                                                                     -----------
MOVIES & ENTERTAINMENT--0.30%
Pixar                                          (a)          77,800     3,462,878
                                                                     -----------
OIL & GAS DRILLING--1.99%
ENSCO International Inc.                                   206,600     9,625,494
GlobalSantaFe Corp.                                        145,879     6,655,000
Patterson-UTI Energy, Inc.                                 175,100     6,317,608
                                                                     -----------
                                                                      22,598,102
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
OIL & GAS EQUIPMENT & SERVICES--1.60%
Baker Hughes Inc.                                          143,900   $ 8,587,952
National-Oilwell Varco Inc.                        (a)     145,900     9,600,220
                                                                     -----------
                                                                      18,188,172
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION--3.75%
Apache Corp.                                               116,710     8,778,926
Burlington Resources Inc.                                  116,677     9,488,174
Devon Energy Corp.                                         155,600    10,680,384
Newfield Exploration Co.                           (a)     116,700     5,729,970
XTO Energy, Inc.                                           175,233     7,941,560
                                                                     -----------
                                                                      42,619,014
                                                                     -----------
OIL & GAS REFINING & MARKETING --1.76%
Sunoco, Inc.                                                58,423     4,568,679
Valero Energy Corp.                                        136,100    15,387,466
                                                                     -----------
                                                                      19,956,145
                                                                     -----------
PACKAGED FOODS & MEATS--0.36%
Kellogg Co.                                                 87,800     4,050,214
                                                                     -----------
PERSONAL PRODUCTS--1.04%
Gillette Co. (The)                                         202,700    11,797,140
                                                                     -----------
PHARMACEUTICALS--4.56%
Johnson & Johnson                                          336,900    21,319,032
Medicis Pharmaceutical Corp.-Class A               (c)     171,140     5,572,318
Pfizer Inc.                                                350,100     8,741,997
Teva Pharmaceutical Industries Ltd.-ADR (Israel)           312,400    10,440,408
Wyeth                                                      125,000     5,783,750
                                                                     -----------
                                                                      51,857,505
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--1.55%
Allstate Corp. (The)                                       150,000     8,293,500
Millea Holdings, Inc. (Japan)                      (b)         380     6,128,980
Mitsui Sumitomo Insurance Co., Ltd. (Japan)        (b)     278,000     3,237,319
                                                                     -----------
                                                                      17,659,799
                                                                     -----------
RAILROADS--0.94%
Burlington Northern Santa Fe Corp.                         106,000     6,338,800
Norfolk Southern Corp.                                     108,000     4,380,480
                                                                     -----------
                                                                      10,719,280
                                                                     -----------
RESTAURANTS--0.36%
Brinker International, Inc.                        (a)     107,800     4,048,968
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.55%
KLA-Tencor Corp.                                           127,200     6,202,272
                                                                     -----------

                                                                      MARKET
                                                       SHARES          VALUE
                                                     ----------   --------------
SEMICONDUCTORS--4.93%
Analog Devices, Inc.                                    337,189   $   12,523,199
Linear Technology Corp.                                 282,000       10,600,380
Marvell Technology Group Ltd. (Singapore)     (a)       187,700        8,654,847
Maxim Integrated Products, Inc.                         156,900        6,691,785
Microchip Technology Inc.                               583,425       17,572,761
                                                                  --------------
                                                                      56,042,972
                                                                  --------------
SOFT DRINKS--0.58%
PepsiCo, Inc.                                           116,700        6,618,057
                                                                  --------------
SPECIALIZED FINANCE--0.24%
Chicago Mercantile Exchange Holdings Inc.                 8,000        2,698,400
                                                                  --------------
SPECIALTY CHEMICALS--0.95%
Ecolab Inc.                                             155,600        4,968,308
Rohm and Haas Co.                                       140,500        5,778,765
                                                                  --------------
                                                                      10,747,073
                                                                  --------------
SPECIALTY STORES--1.50%
Office Depot, Inc.                            (a)       226,400        6,724,080
Staples, Inc.                                           486,197       10,365,720
                                                                  --------------
                                                                      17,089,800
                                                                  --------------
STEEL--2.40%
Companhia Vale do Rio Doce-ADR (Brazil)                 155,600        6,824,616
Nucor Corp.                                              87,500        5,161,625
POSCO-ADR (South Korea)                                 106,200        6,006,672
United States Steel Corp.                     (c)       220,700        9,346,645
                                                                  --------------
                                                                      27,339,558
                                                                  --------------
SYSTEMS SOFTWARE--1.86%
McAfee Inc.                                   (a)       272,300        8,555,666
Microsoft Corp.                                         489,353       12,591,053
                                                                  --------------
                                                                      21,146,719
                                                                  --------------
Total Common Stocks & Other Equity
Interests (Cost $803,120,288)                                      1,070,260,956
                                                                  --------------
MONEY MARKET FUNDS--3.38%
Liquid Assets Portfolio-Institutional Class   (d)    19,222,294       19,222,294
STIC Prime Portfolio-Institutional Class      (d)    19,222,294       19,222,294
                                                                  --------------
Total Money Market Funds (Cost $38,444,588)                           38,444,588
                                                                  --------------
TOTAL INVESTMENTS--97.49% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $841,564,876)                        1,108,705,544
                                                                  --------------

                                                                      MARKET
                                                       SHARES          VALUE
                                                     ----------   --------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.51%
Liquid Assets Portfolio-Institutional
Class                                       (d)(e)   28,518,283   $   28,518,283
                                                                  --------------
Total Money Market Funds (purchased with
cash collateral from
securities loaned) (Cost $28,518,283)                                 28,518,283
                                                                  --------------
TOTAL INVESTMENTS--100.00%
(Cost $870,083,159)                                               $1,137,223,827
                                                                  --------------

Investment Abbreviations:

ADR American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $31,484,427, which represented 2.77% of the Fund's Total Investments. See
     Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                          UNREALIZED
                          MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND                12/31/04         COST           SALES       (DEPRECIATION)     09/30/05      INCOME    GAIN (LOSS)
        ----              ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
Portfolio-Institutional
Class                      $11,214,768   $204,569,880   $(196,562,354)        $--         $19,222,294   $348,100       $--
STIC Prime
Portfolio-Institutional
Class                       11,214,768    204,569,880    (196,562,354)         --          19,222,294    350,298        --
                           -----------   ------------   -------------         ---         -----------   --------       ---
   SUBTOTAL                $22,429,536   $409,139,760   $(393,124,708)        $--         $38,444,588   $698,398       $--
                           ===========   ============   =============         ===         ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                          MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND                12/31/04         COST           SALES       (DEPRECIATION)     09/30/05     INCOME *   GAIN (LOSS)
        ----              ------------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
Portfolio-Institutional
Class                      $        --   $135,574,518   $(107,056,235)        $--         $28,518,283   $ 17,002       $--
STIC Prime
Portfolio-Institutional
Class                       30,500,985    201,445,719    (231,946,704)         --                  --     35,955        --
                           -----------   ------------   -------------         ---         -----------   --------       ---
   SUBTOTAL                $30,500,985   $337,020,237   $(339,002,939)        $--         $28,518,283   $ 52,957       $--
                           -----------   ------------   -------------         ---         -----------   --------       ---
   TOTAL                   $52,930,521   $746,159,997   $(732,127,647)        $--         $66,962,871   $751,355       $--
                           ===========   ============   =============         ===         ===========   ========       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2005, securities with an aggregate value of $28,121,595 were on loan to brokers. The loans were secured by cash collateral of $28,518,283 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $52,957 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $743,077,496 and $735,462,646, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $271,260,997
Aggregate unrealized (depreciation) of investment securities     (9,746,364)
                                                               ------------
Net unrealized appreciation of investment securities           $261,514,633
                                                               ============

Cost of investments for tax purposes is $875,709,194.

NOTE 5 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Capital Appreciation Fund ("Buying Fund") a series of AIM Variable Insurance Funds, would acquire all of the assets of AIM V.I. Aggressive Growth Fund and AIM V. I. Growth Fund ("Selling Funds"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Funds will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

     The Agreement requires approval of Selling Funds shareholders. The Funds currently intend to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Funds and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                        AIM V.I. CAPITAL DEVELOPMENT FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VICDV-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
COMMON STOCKS & OTHER EQUITY INTERESTS--94.48%
ADVERTISING--2.05%
Omnicom Group Inc.                                                           22,200     $  1,856,586
R.H. Donnelley Corp.                                       (a)               33,900        2,144,514
                                                                          ---------     ------------
                                                                                           4,001,100
                                                                                        ============

AEROSPACE & DEFENSE--2.02%
Aviall, Inc.                                               (a)               59,000        1,993,020
L-3 Communications Holdings, Inc.                                            24,800        1,960,936
                                                                          ---------     ------------
                                                                                           3,953,956
                                                                                        ============

AIR FREIGHT & LOGISTICS--0.91%
Robinson (C.H.) Worldwide, Inc.                                              27,600        1,769,712
                                                                          ---------     ============

APPAREL RETAIL--0.53%
Abercrombie & Fitch Co.-Class A                                              16,594          827,211
DSW Inc.-Class A                                           (a)               10,200          216,240
                                                                          ---------     ------------
                                                                                           1,043,451
                                                                                        ============

APPAREL, ACCESSORIES & LUXURY GOODS--1.06%
Coach, Inc.                                                (a)               27,300          856,128
Polo Ralph Lauren Corp.                                                      24,300        1,222,290
                                                                          ---------     ------------
                                                                                           2,078,418
                                                                                        ============

APPLICATION SOFTWARE--7.22%
Amdocs Ltd.                                                (a)               65,000        1,802,450
Autodesk, Inc.                                                               50,300        2,335,932
Citrix Systems, Inc.                                       (a)               63,600        1,598,904
Cognos, Inc. (Canada)                                      (a)               26,287        1,023,353
Hyperion Solutions Corp.                                   (a)               37,779        1,837,948
Mercury Interactive Corp.                                  (a)               52,894        2,094,602
NAVTEQ Corp.                                               (a)               38,369        1,916,532
Synopsys, Inc.                                             (a)               79,587        1,504,194
                                                                          ---------     ------------
                                                                                          14,113,915
                                                                                        ============

ASSET MANAGEMENT & CUSTODY BANKS--0.93%
Legg Mason, Inc.                                                             16,600        1,820,854
                                                                          ---------     ============

AUTOMOTIVE RETAIL--0.89%
Advance Auto Parts, Inc.                                   (a)               45,000        1,740,600
                                                                          ---------     ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
BIOTECHNOLOGY--0.85%
Charles River Laboratories International, Inc.             (a)               21,000     $    916,020
Martek Biosciences Corp.                                   (a)               21,000          737,730
                                                                          ---------     ------------
                                                                                           1,653,750
                                                                                        ============

BROADCASTING & CABLE TV--0.84%
Univision Communications Inc.-Class A                      (a)               62,000        1,644,860
                                                                          ---------     ============
BUILDING PRODUCTS--0.93%
American Standard Cos. Inc.                                                  39,000        1,815,450
                                                                          ---------     ============

CASINOS & GAMING--1.97%
Harrah's Entertainment, Inc.                                                 26,500        1,727,535
Scientific Games Corp.-Class A                             (a)               68,800        2,132,800
                                                                          ---------     ------------
                                                                                           3,860,335
                                                                                        ============

COAL & CONSUMABLE FUELS--0.57%
Massey Energy Co.                                                            22,000        1,123,540
                                                                          ---------     ============

COMMODITY CHEMICALS--0.79%
Lyondell Chemical Co.                                                        54,266        1,553,093
                                                                          ---------     ============

COMMUNICATIONS EQUIPMENT--3.08%
ADC Telecommunications, Inc.                               (a)               49,563        1,133,010
Comverse Technology, Inc.                                  (a)               37,000          971,990
Harris Corp.                                                                 54,000        2,257,200
Scientific-Atlanta, Inc.                                                     44,400        1,665,444
                                                                          ---------     ------------
                                                                                           6,027,644
                                                                                        ============

COMPUTER HARDWARE--0.55%
Palm, Inc.                                                 (a) (b)           38,000        1,076,540
                                                                          ---------     ============

COMPUTER STORAGE & PERIPHERALS--2.09%
Emulex Corp.                                               (a)               96,401        1,948,264
QLogic Corp.                                               (a)               62,400        2,134,080
                                                                          ---------     ------------
                                                                                           4,082,344
                                                                                        ============

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.09%
Manitowoc Co., Inc. (The)                                                    42,590        2,140,147
                                                                          ---------     ============

CONSUMER ELECTRONICS--0.60%
Harman International Industries, Inc.                                        11,400        1,165,878
                                                                          ---------     ============

CONSUMER FINANCE--0.09%
AmeriCredit Corp.                                          (a)(b)             7,604          181,507
                                                                          ---------     ============

DATA PROCESSING & OUTSOURCED SERVICES--0.82%
Alliance Data Systems Corp.                                (a)               40,833        1,598,612
                                                                          ---------     ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
DEPARTMENT STORES--1.00%
Nordstrom, Inc.                                                              56,862     $  1,951,504
                                                                          ---------     ============

DIVERSIFIED BANKS--0.72%
Centennial Bank Holdings, Inc.
(Acquired 12/27/04; Cost $1,358,700)                       (a)              129,400        1,397,520
                                                                          ---------     ============

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.30%
ChoicePoint Inc.                                           (a)               48,400        2,089,428
Corrections Corp. of America                               (a)               54,800        2,175,560
Global Cash Access, Inc.                                   (a)               15,925          224,542
                                                                          ---------     ------------
                                                                                           4,489,530
                                                                                        ============

DIVERSIFIED METALS & MINING--2.08%
Freeport-McMoRan Copper & Gold, Inc.-Class B                                 31,400        1,525,726
Phelps Dodge Corp.                                                           19,600        2,546,628
                                                                          ---------     ------------
                                                                                           4,072,354
                                                                                        ============

DRUG RETAIL--1.08%
Shoppers Drug Mart Corp. (Canada)                                            59,600        2,106,695
                                                                          ---------     ============

EDUCATION SERVICES--0.96%
Career Education Corp.                                     (a)               52,600        1,870,456
                                                                          ---------     ============

ELECTRICAL COMPONENTS & EQUIPMENT--0.98%
Cooper Industries, Ltd.-Class A                                              27,700        1,915,178
                                                                          ---------     ============

ELECTRONIC EQUIPMENT MANUFACTURERS--0.91%
Amphenol Corp.-Class A                                                       44,000        1,774,960
                                                                          ---------     ============

GAS UTILITIES--1.17%
Questar Corp.                                                                26,000        2,291,120
                                                                          ---------     ============

HEALTH CARE DISTRIBUTORS--0.49%
Schein (Henry), Inc.                                       (a)               22,600          963,212
                                                                          ---------     ============

HEALTH CARE EQUIPMENT--4.15%
Biomet, Inc.                                                                 27,000          937,170
Kinetic Concepts, Inc.                                     (a)               33,400        1,897,120
PerkinElmer, Inc.                                                            88,000        1,792,560
Varian Medical Systems, Inc.                               (a)               43,000        1,698,930
Waters Corp.                                               (a)               43,000        1,788,800
                                                                          ---------     ------------
                                                                                           8,114,580
                                                                                        ============

HEALTH CARE FACILITIES--1.42%
Community Health Systems, Inc.                             (a)               46,000        1,785,260
VCA Antech, Inc.                                           (a)               39,000          995,280
                                                                          ---------     ------------
                                                                                           2,780,540
                                                                                        ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
HEALTH CARE SERVICES--4.56%
Covance Inc.                                               (a)               27,000     $  1,295,730
DaVita, Inc.                                               (a)               44,400        2,045,508
Express Scripts, Inc.                                      (a)               23,500        1,461,700
Medco Health Solutions, Inc.                               (a)               22,399        1,228,137
Omnicare, Inc.                                                               39,200        2,204,216
Psychiatric Solutions, Inc.                                (a)               12,500          677,875
                                                                          ---------     ------------
                                                                                           8,913,166
                                                                                        ============

HEALTH CARE SUPPLIES--1.03%
Cooper Cos., Inc. (The)                                                      26,200        2,007,182
                                                                          ---------     ============

HOMEBUILDING--0.89%
Ryland Group, Inc. (The)                                                     25,300        1,731,026
                                                                          ---------     ============

HOTELS, RESORTS & CRUISE LINES--1.00%
Hilton Hotels Corp.                                                          87,700        1,957,464
                                                                          ---------     ============

HOUSEHOLD APPLIANCES--0.49%
Whirlpool Corp.                                                              12,600          954,702
                                                                          ---------     ============

HOUSEHOLD PRODUCTS--0.62%
Central Garden & Pet Co.                                   (a)               26,685        1,207,496
                                                                          ---------     ============

HOUSEWARES & SPECIALTIES--1.73%
Fortune Brands, Inc.                                                         10,500          853,965
Jarden Corp.                                               (a)               61,400        2,521,698
                                                                          ---------     ------------
                                                                                           3,375,663
                                                                                        ============

INDUSTRIAL MACHINERY--0.95%
ITT Industries, Inc.                                                         16,300        1,851,680
                                                                          ---------     ============

INSURANCE BROKERS--0.48%
Willis Group Holdings Ltd. (United Kingdom)                                  25,065          941,191
                                                                          ---------     ============

INTEGRATED OIL & GAS--0.92%
Murphy Oil Corp.                                                             36,000        1,795,320
                                                                          ---------     ============

INTEGRATED TELECOMMUNICATION SERVICES--0.24%
NeuStar, Inc.-Class A                                      (a)               14,900          476,651
                                                                          ---------     ============

INTERNET SOFTWARE & SERVICES--1.99%
Akamai Technologies, Inc.                                  (a)               48,388          771,789
Digital River, Inc.                                        (a)               40,600        1,414,910
VeriSign, Inc.                                             (a)               79,337        1,695,432
                                                                          ---------     ------------
                                                                                           3,882,131
                                                                                        ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.03%
iShares Nasdaq Biotechnology Index Fund                    (a)(b)            26,300     $  2,015,632
                                                                          ---------     ============

MANAGED HEALTH CARE--2.63%
AMERIGROUP Corp.                                           (a)               60,000        1,147,200
CIGNA Corp.                                                                  14,000        1,650,040
Coventry Health Care, Inc.                                 (a)               13,400        1,152,668
Humana Inc.                                                (a)               25,000        1,197,000
                                                                          ---------     ------------
                                                                                           5,146,908
                                                                                        ============

OIL & GAS DRILLING--1.99%
Nabors Industries, Ltd.                                    (a)               26,300        1,889,129
Noble Corp.                                                                  29,200        1,999,032
                                                                          ---------     ------------
                                                                                           3,888,161
                                                                                        ============

OIL & GAS EQUIPMENT & SERVICES--3.72%
Grant Prideco, Inc.                                        (a)               54,200        2,203,230
National-Oilwell Varco Inc.                                (a)               40,000        2,632,000
Weatherford International Ltd.                             (a)               35,500        2,437,430
                                                                          ---------     ------------
                                                                                           7,272,660
                                                                                        ============

OIL & GAS EXPLORATION & PRODUCTION--2.39%
CNX Gas Corp.
(Acquired 08/01/05; Cost $510,400)                         (a)(c)            31,900          653,950
Rosetta Resources, Inc.
 (Acquired 06/28/05; Cost $1,857,600)                      (a)(c)           116,100        2,205,900
Southwestern Energy Co.                                    (a)               24,750        1,816,650
                                                                          ---------     ------------
                                                                                           4,676,500
                                                                                        ============

OIL & GAS REFINING & MARKETING --0.41%
Tesoro Petroleum Corp.                                                       12,000          806,880
                                                                          ---------     ============

OIL & GAS STORAGE & TRANSPORTATION--1.36%
Williams Cos., Inc. (The)                                                   106,000        2,655,300
                                                                          ---------     ============

OTHER DIVERSIFIED FINANCIAL SERVICES--0.97%
CapitalSource Inc.                                         (a)               86,967        1,895,881
                                                                          ---------     ============

PACKAGED FOODS & MEATS--0.90%
McCormick & Co., Inc.                                                        28,200          920,166
TreeHouse Foods, Inc.                                      (a)(b)            31,400          844,032
                                                                          ---------     ------------
                                                                                           1,764,198
                                                                                        ============

PHARMACEUTICALS--0.95%
Medicis Pharmaceutical Corp.-Class A                                         57,000        1,855,920
                                                                          ---------     ============

REAL ESTATE--0.70%
People's Choice Financial Corp.
(Acquired 12/21/04-06/30/05; Cost $1,729,828)              (a)(c)           174,400        1,377,760
                                                                          ---------     ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.15%
CB Richard Ellis Group, Inc.-Class A                       (a)               45,800     $  2,253,360
                                                                          ---------     ============

REGIONAL BANKS--0.52%
Signature Bank                                             (a)               37,800        1,020,222
                                                                          ---------     ============

REINSURANCE--0.51%
Endurance Specialty Holdings Ltd.                                            29,123          993,386
                                                                          ---------     ============

SEMICONDUCTOR EQUIPMENT--1.19%
MEMC Electronic Materials, Inc.                            (a)              102,111        2,327,110
                                                                          ---------     ============

SEMICONDUCTORS--3.67%
Analog Devices, Inc.                                                         60,500        2,246,970
ATI Technologies Inc. (Canada)                             (a)               39,700          553,418
Microchip Technology Inc.                                                    59,600        1,795,152
Microsemi Corp.                                            (a)               44,000        1,123,760
National Semiconductor Corp.                                                 55,700        1,464,910
                                                                          ---------     ------------
                                                                                           7,184,210
                                                                                        ============

SOFT DRINKS--0.60%
Hansen Natural Corp.                                       (a)(b)            25,000        1,177,000
                                                                          ---------     ============

SPECIALIZED FINANCE--1.20%
Chicago Mercantile Exchange Holdings Inc.                                     6,983        2,355,366
                                                                          ---------     ============

SPECIALTY STORES--1.27%
Office Depot, Inc.                                         (a)               83,900        2,491,830
                                                                          ---------     ============

STEEL--0.51%
Nucor Corp.                                                                  16,803          991,209
                                                                          ---------     ============

SYSTEMS SOFTWARE--0.82%
Red Hat, Inc.                                              (a)               75,958        1,609,550
                                                                          ---------     ============

THRIFTS & MORTGAGE FINANCE--0.78%
Hudson City Bancorp, Inc.                                                   128,544        1,529,674
                                                                          ---------     ============

WIRELESS TELECOMMUNICATION SERVICES--3.17%
American Tower Corp.-Class A                               (a)              165,280        4,123,736
NII Holdings Inc.                                          (a)               24,500        2,069,025
                                                                          ---------     ------------
                                                                                           6,192,761
                                                                                        ============

Total Common Stocks & Other Equity Interests
(Cost $145,499,345)                                                                      184,748,505
                                                                                        ============

                                                                                            MARKET
                                                                             SHARES         VALUE
                                                                             ------         -----
MONEY MARKET FUNDS--3.15%
Liquid Assets Portfolio-Institutional Class                (d)            3,084,045     $  3,084,045

STIC Prime Portfolio-Institutional Class                   (d)            3,084,045        3,084,045
                                                                          ---------     ============

Total Money Market Funds (Cost $6,168,090)                                                 6,168,090
                                                                                        ============

TOTAL INVESTMENTS--97.63% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $151,667,435)                                                                      190,916,595
                                                                                        ============

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.37%
Liquid Assets Portfolio-Institutional Class                (d)(e)         2,316,797        2,316,797
STIC Prime Portfolio-Institutional Class                   (d)(e)         2,316,797        2,316,797
                                                                          ---------     ------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $4,633,594)                                       4,633,594
                                                                                        ============

TOTAL INVESTMENTS--100.00%  (Cost $156,301,029)                                         $195,550,189
                                                                                        ============

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $4,237,610, which represented 2.17% of the Fund's Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of its Total Investments in illiquid securities.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                       UNREALIZED        MARKET
                  MARKET VALUE       PURCHASES         PROCEEDS       APPRECIATION        VALUE       DIVIDEND      REALIZED
    FUND            12/31/04          AT COST         FROM SALES     (DEPRECIATION)      09/30/05      INCOME      GAIN (LOSS)
    ----            --------          -------         ----------     --------------      --------      ------      -----------
Liquid Assets
 Portfolio-
Institutional
    Class      $   2,558,677    $   38,682,443  $   (38,157,075)  $        --        $  3,084,045  $   64,295   $      --
 STIC Prime
 Portfolio-
Institutional
    Class          2,558,677        38,682,443      (38,157,075)           --           3,084,045      64,698          --
               -------------    --------------  ---------------   ----------------   ------------  ----------   --------------
  SUBTOTAL     $   5,117,354    $   77,364,886  $   (76,314,150)  $        --        $  6,168,090  $  128,993   $      --
               =============    ==============  ===============   ================   ============  ==========   ==============

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                     UNREALIZED         MARKET
                  MARKET VALUE      PURCHASES       PROCEEDS        APPRECIATION        VALUE        DIVIDEND      REALIZED
    FUND            12/31/04         AT COST        FROM SALES     (DEPRECIATION)      09/30/05      INCOME *     GAIN (LOSS)
    ----            --------         -------        ----------     --------------      --------      --------     -----------
Liquid Assets
 Portfolio-
Institutional
    Class      $   2,893,043    $  11,132,009  $  (11,708,255)  $        --        $  2,316,797   $   18,044   $      --
 STIC Prime
 Portfolio-
Institutional
    Class          2,893,043       11,120,364     (11,696,610)           --           2,316,797       18,238          --
               --------------   -------------  --------------   ----------------   -------------  ----------   --------------
  SUBTOTAL     $   5,786,086    $  22,252,373  $  (23,404,865)  $        --        $  4,633,594   $   36,282   $      --
               --------------   -------------  --------------   ----------------   -------------  ----------   --------------
    TOTAL      $   10,903,440   $  99,617,259  $  (99,719,015)  $        --        $  10,801,684  $  165,275   $      --
               ==============   =============  ==============   ================   =============  ==========   ==============

*   Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At September 30, 2005, securities with an aggregate value of $4,590,227 were on loan to brokers. The loans were secured by cash collateral of $4,633,594 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $36,282 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $167,401,873 and $174,874,492, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
 ------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 41,921,593
Aggregate unrealized (depreciation) of investment securities         (2,737,942)
                                                                     ----------
Net unrealized appreciation of investment securities               $ 39,183,651
                                                                   ============
Cost of investments for tax purposes is $156,366,538.

                            AIM V.I. CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VICEQ-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                       MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
DOMESTIC COMMON STOCKS--81.30%
AEROSPACE & DEFENSE--1.03%
Northrop Grumman Corp.                                    245,300   $13,332,055
                                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.45%
Bank of New York Co., Inc. (The)                          640,100    18,825,341
                                                                    -----------
BIOTECHNOLOGY--1.03%
Amgen Inc.                                     (a)        167,000    13,304,890
                                                                    -----------
COMMUNICATIONS EQUIPMENT--1.44%
Cisco Systems, Inc.                            (a)      1,045,000    18,736,850
                                                                    -----------
COMPUTER HARDWARE--2.05%
International Business Machines Corp.                     332,000    26,633,040
                                                                    -----------
COMPUTER STORAGE & PERIPHERALS--1.98%
Lexmark International, Inc.-Class A            (a)        421,600    25,738,680
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.15%
Sabre Holdings Corp.-Class A                               93,800     1,902,264
                                                                    -----------
DIVERSIFIED BANKS--1.39%
Bank of America Corp.                                     426,800    17,968,280
                                                                    -----------
ELECTRIC UTILITIES--1.08%
FPL Group, Inc.                                           295,000    14,042,000
                                                                    -----------
ENVIRONMENTAL & FACILITIES SERVICES--1.45%
Waste Management, Inc.                                    659,600    18,871,156
                                                                    -----------
FOOD RETAIL--2.43%
Kroger Co. (The)                               (a)      1,531,500    31,533,585
                                                                    -----------
HOUSEHOLD PRODUCTS--1.21%
Kimberly-Clark Corp.                                      263,200    15,668,296
                                                                    -----------
INDUSTRIAL CONGLOMERATES--3.02%
General Electric Co.                                      383,200    12,902,344
Tyco International Ltd.                                   942,800    26,256,980
                                                                    -----------
                                                                     39,159,324
                                                                    -----------

                                                                       MARKET
                                                          SHARES       VALUE
                                                        ---------   -----------
INDUSTRIAL MACHINERY--2.15%
Dover Corp.                                               685,300   $27,953,387
                                                                    -----------
INTEGRATED OIL & GAS--2.76%
Exxon Mobil Corp.                                         318,300    20,224,782
Murphy Oil Corp.                                          312,377    15,578,241
                                                                    -----------
                                                                     35,803,023
                                                                    -----------
INTEGRATED TELECOMMUNICATION SERVICES--3.38%
SBC Communications Inc.                                 1,068,000    25,599,960
Verizon Communications Inc.                               557,000    18,208,330
                                                                    -----------
                                                                     43,808,290
                                                                    -----------
INVESTMENT BANKING & BROKERAGE--1.47%
Morgan Stanley                                            354,100    19,100,154
                                                                    -----------
MOVIES & ENTERTAINMENT--1.39%
News Corp.-Class A                                      1,157,000    18,037,630
                                                                    -----------
MULTI-LINE INSURANCE--1.18%
American International Group, Inc.                        248,000    15,366,080
                                                                    -----------
OFFICE ELECTRONICS--2.06%
Xerox Corp.                                    (a)      1,954,600    26,680,290
                                                                    -----------
OIL & GAS DRILLING--1.45%
Nabors Industries, Ltd.                        (a)(b)     262,200    18,833,826
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES--5.11%
Baker Hughes Inc.                                         243,100    14,508,208
BJ Services Co.                                (b)      1,059,000    38,113,410
Smith International, Inc.                                 409,796    13,650,305
                                                                    -----------
                                                                     66,271,923
                                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION--1.12%
Apache Corp.                                              192,800    14,502,416
                                                                    -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.21%
Citigroup Inc.                                            343,800    15,649,776
                                                                    -----------
PACKAGED FOODS & MEATS--5.84%
Campbell Soup Co.                                         443,000    13,179,250
ConAgra Foods, Inc.                                       298,000     7,375,500
General Mills, Inc.                                       762,900    36,771,780
Kraft Foods Inc.-Class A                                  600,400    18,366,236
                                                                    -----------
                                                                     75,692,766
                                                                    -----------

                                                                      MARKET
                                                        SHARES        VALUE
                                                      ---------   -------------
PAPER PRODUCTS--1.46%
Georgia-Pacific Corp.                                   557,800   $   18,998,668
                                                                  --------------
PERSONAL PRODUCTS--1.48%
Avon Products, Inc.                                     498,000       13,446,000
Estee Lauder Cos. Inc. (The)-Class A                    166,000        5,781,780
                                                                  --------------
                                                                      19,227,780
                                                                  --------------
PHARMACEUTICALS--7.04%
Bristol-Myers Squibb Co.                                839,000       20,186,340
Forest Laboratories, Inc.                 (a)           462,400       18,019,728
Merck & Co. Inc.                                      1,241,800       33,789,378
Wyeth                                                   418,000       19,340,860
                                                                  --------------
                                                                      91,336,306
                                                                  --------------
PROPERTY & CASUALTY INSURANCE--6.39%
ACE Ltd.                                                312,900       14,728,203
Berkshire Hathaway Inc.-Class A           (a)               375       30,750,000
Chubb Corp. (The)                                       204,200       18,286,110
St. Paul Travelers Cos., Inc. (The)                     424,988       19,069,211
                                                                  --------------
                                                                      82,833,524
                                                                  --------------
PUBLISHING--3.03%
Gannett Co., Inc.                                       343,500       23,643,105
Tribune Co.                                             461,800       15,650,402
                                                                  --------------
                                                                      39,293,507
                                                                  --------------
RAILROADS--1.15%
Union Pacific Corp.                                     207,700       14,892,090
                                                                  --------------
REGIONAL BANKS--0.93%
Fifth Third Bancorp                                     329,400       12,098,862
                                                                  --------------
SEMICONDUCTORS--4.51%
Analog Devices, Inc.                                    385,400       14,313,756
Intel Corp.                                             688,500       16,971,525
National Semiconductor Corp.                            538,200       14,154,660
Xilinx, Inc.                                            469,500       13,075,575
                                                                  --------------
                                                                      58,515,516
                                                                  --------------
SOFT DRINKS--1.60%
Coca-Cola Co. (The)                                     479,200       20,696,648
                                                                  --------------
SYSTEMS SOFTWARE--4.88%
Computer Associates International, Inc.                 716,311       19,920,609
Microsoft Corp.                                       1,686,700       43,398,791
                                                                  --------------
                                                                      63,319,400
                                                                  --------------
Total Domestic Common Stocks
(Cost $947,857,825)                                                1,054,627,623
                                                                  --------------

                                                                       MARKET
                                                           SHARES       VALUE
                                                          -------   ------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--16.93%
BERMUDA--1.88%
Accenture Ltd.-Class A (IT Consulting & Other
Services)                                          (a)    958,600   $ 24,405,956
                                                                    ------------
FINLAND --1.29%
Nokia Oyj-ADR (Communications Equipment)                  987,300     16,695,243
                                                                    ------------
FRANCE--2.32%
Total S.A. (Integrated Oil & Gas)                  (c)    110,500     30,087,427
                                                                    ------------
ISRAEL--2.02%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                         785,200     26,241,384
                                                                    ------------
JAPAN--0.41%
Nintendo Co., Ltd. (Home Entertainment Software)   (c)     45,700      5,360,592
                                                                    ------------
NETHERLANDS--5.01%
Heineken N.V. (Brewers)                            (c)    691,249     22,247,189
Koninklijke (Royal) Philips Electronics N.V.       (c)    961,100     25,643,856
(Consumer Electronics)
Unilever N.V. (Packaged Foods & Meats)             (c)    240,000     17,095,061
                                                                    ------------
                                                                      64,986,106
                                                                    ------------
UNITED KINGDOM--4.00%
BP PLC-ADR (Integrated Oil & Gas)                         200,050     14,173,543
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                 733,800     37,629,264
                                                                    ------------
                                                                      51,802,807
                                                                    ------------
Total Foreign Stocks & Other Equity Interests
(Cost $183,811,175)                                                  219,579,515
                                                                    ------------

                                          NUMBER
                                            OF      EXERCISE   EXPIRATION
                                        CONTRACTS     PRICE       DATE
                                        ---------   --------   ----------
PUT OPTIONS PURCHASED--0.02%
OIL & GAS DRILLING--0.01%
Nabors Industries, Ltd.                   1,310       $60.0      Jan-06     146,458

OIL & GAS EQUIPMENT & SERVICES--0.01%
BJ Services Co.                           5,300        27.5      Jan-06     107,590
                                                                            -------
Total Put Options Purchased
(Cost $1,207,781)                                                           254,048
                                                                            -------

                                                                      MARKET
                                                       SHARES          VALUE
                                                     ----------   --------------
MONEY MARKET FUNDS--1.75%
Liquid Assets Portfolio-Institutional Class   (d)    11,366,943   $   11,366,943
STIC Prime Portfolio-Institutional Class      (d)    11,366,943       11,366,943
                                                                  --------------
Total Money Market Funds
(Cost $22,733,886)                                                    22,733,886
                                                                  --------------
TOTAL INVESTMENTS--100.00%
(Cost $1,155,610,667)                                             $1,297,195,072
                                                                  --------------

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1F and Note 4.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $100,434,125, which represented 7.74% of the Fund's Total Investments. See
     Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED
                       MARKET VALUE   MARKET VALUE   PRECEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND                     12/31/04        AT COST         SALES       (DEPRECIATION)     09/30/05       INCOME     GAIN (LOSS)
----                   ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
Portfolio
-Institutional Class   $ 66,319,755   $132,059,373   $(187,012,185)        $--         $11,366,943   $1,104,956       $--
STIC Prime Portfolio
-Institutional Class     66,319,755    132,059,373    (187,012,185)         --          11,366,943    1,113,926        --
                       ------------   ------------   -------------         ---         -----------   ----------       ---
   SUBTOTAL            $132,639,510   $264,118,746   $(374,024,370)        $--         $22,733,886   $2,218,882       $--
                       ============   ============   =============         ===         ===========   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                       UNREALIZED
                       MARKET VALUE   MARKET VALUE   PRECEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND                     12/31/04        AT COST         SALES       (DEPRECIATION)     09/30/05       INCOME     GAIN (LOSS)
----                   ------------   ------------   -------------   --------------   ------------   ----------   -----------
STIC Prime Portfolio
-Institutional Class   $  4,769,488   $ 54,918,795   $ (59,688,283)        $--         $        --   $   77,306       $--
                       ------------   ------------   -------------         ---         -----------   ----------       ---
   TOTAL               $137,408,998   $319,037,541   $(433,712,653)        $--         $22,733,886   $2,296,188       $--
                       ============   ============   =============         ===         ===========   ==========       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2005, there were no securities on loan to brokers. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $77,306 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period         --     $     --
Written                  6,610      703,775
                         -----     --------
End of period            6,610     $703,775
                         =====     ========

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                                 MARKET       UNREALIZED
                                    CONTRACT   STRIKE   NUMBER OF   PREMIUMS      VALUE      APPRECIATION
                                      MONTH     PRICE   CONTRACTS   RECEIVED    09/30/05    (DEPRECIATION)
                                    --------   ------   ---------   --------   ----------   --------------
BJ Services Co.                      Jan-06      $35       5,300    $377,175   $1,657,840    $(1,280,665)
Nabors Industries, Ltd.              Jan-06       70       1,310     326,600      868,137       (541,537)
                                                           -----    --------   ----------    -----------
Total outstanding options written                          6,610    $703,775   $2,525,977    $(1,822,202)
                                                           =====    ========   ==========    ===========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $424,732,560 and $541,877,483, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $163,853,139
Aggregate unrealized (depreciation) of investment securities    (44,588,805)
                                                               ------------
Net unrealized appreciation of investment securities           $119,264,334
                                                               ============

Cost of investments for tax purposes is $1,177,930,738.

NOTE 6--SUBSEQUENT EVENT

The Board of Trustee of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Core Equity Fund ("Buying Fund") a series of AIM Variable Insurance Funds, would acquire all of the assets of AIM V.I. Premier Equity Fund ("Selling Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                            AIM V.I. CORE STOCK FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VICSTO-QTR-1 9/05    A I M Advisors, Inc.   YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                           MARKET
                                                                             SHARES                                         VALUE
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--80.52%
AEROSPACE & DEFENSE--1.01%
Northrop Grumman Corp.                                                       15,900                          $            864,165
                                                                            =======                          ====================

ASSET MANAGEMENT & CUSTODY BANKS--1.43%
Bank of New York Co., Inc. (The)                                             41,600                                     1,223,456
                                                                            =======                          ====================

BIOTECHNOLOGY--0.99%
Amgen Inc.                                                  (a)              10,600                                       844,502
                                                                            =======                          ====================

CASINOS & GAMING--1.01%
International Game Technology                                                31,800                                       858,600
                                                                            =======                          ====================

COMMUNICATIONS EQUIPMENT--1.43%
Cisco Systems, Inc.                                         (a)              68,000                                     1,219,240
Lucent Technologies Inc.-Wts., expiring 12/10/07            (b)                   2                                             2
                                                                            -------                          --------------------
                                                                                                                        1,219,242
                                                                                                             ====================

COMPUTER HARDWARE--1.20%
International Business Machines Corp.                                        12,800                                     1,026,816
                                                                            =======                          ====================

COMPUTER STORAGE & PERIPHERALS--1.96%
Lexmark International, Inc.-Class A                         (a)              27,400                                     1,672,770
                                                                            =======                          ====================

DATA PROCESSING & OUTSOURCED SERVICES--0.15%
Sabre Holdings Corp.-Class A                                                  6,100                                       123,708
                                                                            =======                          ====================

DIVERSIFIED BANKS--1.37%
Bank of America Corp.                                                        27,700                                     1,166,170
                                                                            =======                          ====================

ELECTRIC UTILITIES--1.05%
FPL Group, Inc.                                                              18,900                                       899,640
                                                                            =======                          ====================

ENVIRONMENTAL & FACILITIES SERVICES--1.42%
Waste Management, Inc.                                                       42,200                                     1,207,342
                                                                            =======                          ====================

FOOD RETAIL--2.40%
Kroger Co. (The)                                            (a)              99,400                                     2,046,646
                                                                            =======                          ====================

HOUSEHOLD PRODUCTS--1.19%
Kimberly-Clark Corp.                                                         17,100                                     1,017,963
                                                                            =======                          ====================

                                                                                                                           MARKET
                                                                             SHARES                                         VALUE
INDUSTRIAL CONGLOMERATES--2.98%
General Electric Co.                                                         24,900                          $            838,383
Tyco International Ltd.                                                      61,200                                     1,704,420
                                                                            -------                          --------------------
                                                                                                                        2,542,803
                                                                                                             ====================

INDUSTRIAL MACHINERY--2.13%
Dover Corp.                                                                  44,500                                     1,815,155
                                                                            =======                          ====================

INTEGRATED OIL & GAS--2.71%
Exxon Mobil Corp.                                                            20,700                                     1,315,278
Murphy Oil Corp.                                                             20,059                                     1,000,342
                                                                            -------                          --------------------
                                                                                                                        2,315,620
                                                                                                             ====================

INTEGRATED TELECOMMUNICATION SERVICES--3.32%
SBC Communications Inc.                                                      69,300                                     1,661,121
Verizon Communications Inc.                                                  35,800                                     1,170,302
                                                                            -------                          --------------------
                                                                                                                        2,831,423
                                                                                                             ====================

INVESTMENT BANKING & BROKERAGE--1.45%
Morgan Stanley                                                               23,000                                     1,240,620
                                                                            =======                          ====================

MOVIES & ENTERTAINMENT--1.36%
News Corp.-Class A                                                           74,500                                     1,161,455
                                                                            =======                          ====================

MULTI-LINE INSURANCE--1.17%
American International Group, Inc.                                           16,100                                       997,556
                                                                            =======                          ====================

OFFICE ELECTRONICS--2.01%
Xerox Corp.                                                 (a)             125,600                                     1,714,440
                                                                            =======                          ====================

OIL & GAS DRILLING--1.43%
Nabors Industries, Ltd.                                     (a)(c)           17,000                                     1,221,110
                                                                            =======                          ====================

OIL & GAS EQUIPMENT & SERVICES--5.10%
Baker Hughes Inc.                                                            16,200                                       966,816
BJ Services Co.                                             (c)              68,800                                     2,476,112
Smith International, Inc.                                                    27,214                                       906,499
                                                                            -------                          --------------------
                                                                                                                        4,349,427
                                                                                                             ====================

OIL & GAS EXPLORATION & PRODUCTION--1.09%
Apache Corp.                                                                 12,400                                       932,728
                                                                            =======                          ====================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.19%
Citigroup Inc.                                                               22,366                                     1,018,100
                                                                            =======                          ====================

                                                                                                                           MARKET
                                                                             SHARES                                         VALUE
PACKAGED FOODS & MEATS--5.85%
Campbell Soup Co.                                                            28,800                          $            856,800
ConAgra Foods, Inc.                                                          19,100                                       472,725
General Mills, Inc.                                                          51,200                                     2,467,840
Kraft Foods Inc.-Class A                                                     39,000                                     1,193,010
                                                                            -------                          --------------------
                                                                                                                        4,990,375
                                                                                                             ====================

PAPER PRODUCTS--1.45%
Georgia-Pacific Corp.                                                        36,200                                     1,232,972
                                                                            =======                          ====================

PERSONAL PRODUCTS--1.48%
Avon Products, Inc.                                                          33,000                                       891,000
Estee Lauder Cos. Inc. (The)-Class A                                         10,700                                       372,681
                                                                            -------                          --------------------
                                                                                                                        1,263,681
                                                                                                             ====================

PHARMACEUTICALS--6.95%
Bristol-Myers Squibb Co.                                                     54,500                                     1,311,270
Forest Laboratories, Inc.                                   (a)              30,000                                     1,169,100
Merck & Co. Inc.                                                             80,600                                     2,193,126
Wyeth                                                                        27,100                                     1,253,917
                                                                            -------                          --------------------
                                                                                                                        5,927,413
                                                                                                             ====================

PROPERTY & CASUALTY INSURANCE--6.27%
ACE Ltd.                                                                     20,300                                       955,521
Berkshire Hathaway Inc.-Class A                             (a)                  24                                     1,968,000
Chubb Corp. (The)                                                            13,300                                     1,191,015
St. Paul Travelers Cos., Inc. (The)                                          27,600                                     1,238,412
                                                                            -------                          --------------------
                                                                                                                        5,352,948
                                                                                                             ====================

PUBLISHING--2.99%
Gannett Co., Inc.                                                            22,300                                     1,534,909
Tribune Co.                                                                  30,000                                     1,016,700
                                                                            -------                          --------------------
                                                                                                                        2,551,609
                                                                                                             ====================

RAILROADS--1.14%
Union Pacific Corp.                                                          13,500                                       967,950
                                                                            =======                          ====================

REGIONAL BANKS--0.92%
Fifth Third Bancorp                                                          21,400                                       786,022
                                                                            =======                          ====================

SEMICONDUCTORS--4.53%
Altera Corp.                                                (a)              48,500                                       926,835
Analog Devices, Inc.                                                         25,000                                       928,500
Intel Corp.                                                                  44,700                                     1,101,855
National Semiconductor Corp.                                                 34,400                                       904,720
                                                                            -------                          --------------------
                                                                                                                        3,861,910
                                                                                                             ====================

                                                                                                                           MARKET
                                                                             SHARES                                         VALUE
SOFT DRINKS--1.57%
Coca-Cola Co. (The)                                                          31,100                          $          1,343,209
                                                                            =======                          ====================

SYSTEMS SOFTWARE--4.82%
Computer Associates International, Inc.                                      46,500                                     1,293,165
Microsoft Corp.                                                             109,500                                     2,817,435
                                                                            -------                          --------------------
                                                                                                                        4,110,600
                                                                                                             ====================

Total Domestic Common Stocks & Other Equity Interests
(Cost $68,413,039)                                                                                                     68,700,146
                                                                                                             ====================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--
16.77%

BERMUDA--1.85%
Accenture Ltd.-Class A (IT Consulting & Other Services)     (a)              62,200                                     1,583,612
                                                                            =======                          ====================

FINLAND --1.27%
Nokia Oyj-ADR (Communications Equipment)                                     64,100                                     1,083,931
                                                                            =======                          ====================

FRANCE--2.30%
TOTAL S.A. (Integrated Oil & Gas)                           (d)               7,200                                     1,960,448
                                                                            =======                          ====================

ISRAEL--2.00%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                    51,000                                     1,704,420
                                                                            =======                          ====================

JAPAN--0.43%
Nintendo Co., Ltd. (Home Entertainment Software)            (d)               3,100                                       363,629
                                                                            =======                          ====================

NETHERLANDS--4.95%
Heineken N.V. (Brewers)                                     (d)              44,900                                     1,445,063
Koninklijke (Royal) Philips Electronics N.V. (Consumer
Electronics)                                                (d)              62,400                                     1,664,943
Unilever N.V. (Packaged Foods & Meats)                      (d)              15,600                                     1,111,179
                                                                            -------                          --------------------
                                                                                                                        4,221,185
                                                                                                             ====================

UNITED KINGDOM--3.97%

BP PLC-ADR (Integrated Oil & Gas)                                            13,400                                       949,390
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                    47,600                                     2,440,928
                                                                            -------                          --------------------
                                                                                                                        3,390,318
                                                                                                             ====================

Total Foreign Stocks & Other Equity Interests (Cost
$13,588,530)                                                                                                           14,307,543
                                                                                                             ====================

                                                                       NUMBER
                                                                         OF            EXERCISE     EXPIRATION          MARKET
                                                                     CONTRACTS          PRICE          DATE             VALUE
PUT OPTIONS PURCHASED--0.02%
OIL & GAS DRILLING--0.01%
 Nabors Industries, Ltd.                                                       90         $60.0          Jan-06      $     10,062

OIL & GAS EQUIPMENT & SERVICES--0.01%
 BJ Services Co.                                                              340          27.5          Jan-06             6,902
                                                                                                                     ------------
Total Put Options Purchased (Cost $79,632)                                                                                 16,964
                                                                                                                     ============

                                                                       SHARES
MONEY MARKET FUNDS--2.69%
Premier Portfolio-Institutional Class   (Cost $2,294,410)   (e)         2,294,410                                       2,294,410
                                                                                                                     ------------

TOTAL INVESTMENTS--100.00%  (Cost $84,375,611)                                                                       $ 85,319,063
                                                                                                                     ============

Investment Abbreviations:

ADR                                      American Depositary Receipt

Wts.                                     Warrants

       Notes to Schedule of Investments:

(a)    Non-income producing security.
(b)    Non-income producing security acquired through a corporate action
(c)    A portion of this security is subject to call options written.
       See Note 1F and Note 3.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $6,545,262, which represented 7.67% of the Fund's Total Investments.
       See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

             Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                              CHANGE IN
                                                              UNREALIZED
               MARKET VALUE     PURCHASES       PROCEEDS     APPRECIATION   MARKET VALUE     DIVIDEND       REALIZED
        FUND     12/31/04        AT COST       FROM SALES   (DEPRECIATION)    09/30/05        INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class          $      --     $  20,464,064   $ (18,169,654) $         --    $  2,294,410  $    47,217   $         --
----------------------------------------------------------------------------------------------------------------------

NOTE 3 - OPTION CONTRACTS WRITTEN

                                      TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                                        CALL OPTION CONTRACTS
                                                          --------------------------------------------------
                                                                NUMBER OF                 PREMIUMS
                                                                CONTRACTS                 RECEIVED
                                                          --------------------   ---------------------------
Beginning of period                                                        --                   $        --
------------------------------------------------------------------------------------------------------------
Written                                                                   430                        46,631
------------------------------------------------------------------------------------------------------------
End of period                                                             430                  $     46,631
============================================================================================================

                                CONTRACT        STRIKE            NUMBER OF         PREMIUMS        MARKET          CHANGE IN
                                 MONTH           PRICE            CONTRACTS         RECEIVED        VALUE          APPRECIATION
                                                                                                   09/30/05       (DEPRECIATION)
                            ---------------  -------------  -------------------- -------------  -------------  ------------------
CALLS

BJ Services Co.             Jan-06               $35                        340       $24,201       $106,352            ($82,151)
---------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd      Jan-06                70                         90        22,430         59,643             (37,213)
---------------------------------------------------------------------------------------------------------------------------------
                                                                            430       $46,631       $165,995           ($119,364)
=================================================================================================================================


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $84,177,338, and $96,765,973, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $     3,522,622
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (2,579,517)
--------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                  $       943,105
--------------------------------------------------------------------------------------

Cost of investments for tax purposes is $84,375,958.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIDTR-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                               MARKET
                                                                                   SHARES       VALUE
                                                                                  -------   -------------
COMMON STOCKS & OTHER EQUITY I
NTERESTS--98.70%
ADVERTISING--0.70%

Omnicom Group Inc.                                                                  5,693   $     476,106

AEROSPACE & DEFENSE--2.66%

Boeing Co. (The)                                                                   15,956       1,084,210
General Dynamics Corp.                                                              5,986         715,626
                                                                                            -------------
                                                                                                1,799,836
                                                                                            =============

APPAREL RETAIL--0.93%

Chico's FAS, Inc.                                                (a)               17,000         625,600

APPLICATION SOFTWARE--1.96%

Amdocs Ltd.                                                      (a)               47,879       1,327,685

ASSET MANAGEMENT & CUSTODY BANKS--1.26%

Legg Mason, Inc.                                                                    7,768         852,072

BIOTECHNOLOGY--3.88%

Amgen Inc.                                                       (a)               15,427       1,229,069
Genzyme Corp.                                                    (a)                5,000         358,200
Gilead Sciences, Inc.                                            (a)               21,174       1,032,444
                                                                                            -------------
                                                                                                2,619,713
                                                                                            =============

BROADCASTING & CABLE TV--0.85%

XM Satellite Radio Holdings Inc.-Class A                         (a)               16,000         574,560

COMMUNICATIONS EQUIPMENT--4.58%

Cisco Systems, Inc.                                              (a)               39,911         715,604
QUALCOMM Inc.                                                                      53,197       2,380,566
                                                                                            -------------
                                                                                                3,096,170
                                                                                            =============

COMPUTER & ELECTRONICS RETAIL--1.15%

Best Buy Co., Inc.                                                                 17,821         775,748

COMPUTER HARDWARE--3.65%

Apple Computer, Inc.                                             (a)               25,000       1,340,250
Dell Inc.                                                        (a)               33,000       1,128,600
                                                                                            -------------
                                                                                                2,468,850
                                                                                            =============

                                                                                               MARKET
                                                                                   SHARES       VALUE
                                                                                  -------   -------------
COMPUTER STORAGE & PERIPHERALS--1.86%

EMC Corp.                                                        (a)               97,334   $   1,259,502

CONSUMER FINANCE--0.95%

American Express Co.                                                               11,177         642,007

DATA PROCESSING & OUTSOURCED SERVICES--0.63%

Alliance Data Systems Corp.                                      (a)               10,904         426,892

DEPARTMENT STORES--3.44%

Federated Department Stores, Inc.                                                  10,107         675,855
J.C. Penney Co., Inc.                                                              14,521         688,586
Nordstrom, Inc.                                                                    28,000         960,960
                                                                                            -------------
                                                                                                2,325,401
                                                                                            =============

DIVERSIFIED BANKS--0.76%

Bank of America Corp.                                                              12,233         515,009

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES --0.89%

Cendant Corp.                                                                      29,000         598,560

DRUG RETAIL--0.91%

CVS Corp.                                                                          21,275         617,188

FOOTWEAR--1.52%

NIKE, Inc.-Class B                                                                 12,553       1,025,329

GENERAL MERCHANDISE STORES--1.53%

Target Corp.                                                                       19,895       1,033,147

HEALTH CARE EQUIPMENT--1.09%

Bard (C.R.), Inc.                                                                   7,078         467,360
Varian Medical Systems, Inc.                                     (a)                6,875         271,631
                                                                                            -------------
                                                                                                  738,991
                                                                                            =============

HEALTH CARE FACILITIES--1.74%

HCA Inc.                                                                           24,470       1,172,602

HEALTH CARE SERVICES--1.21%

Caremark Rx, Inc.                                                (a)               16,394         818,552

HEALTH CARE SUPPLIES--1.92%

Alcon, Inc. (Switzerland)                                                          10,173       1,300,923

                                                                                               MARKET
                                                                                  SHARES        VALUE
                                                                                  -------   -------------
HOME IMPROVEMENT RETAIL--1.41%

Home Depot, Inc. (The)                                                             24,999   $     953,462

HOMEBUILDING--1.77%

D.R. Horton, Inc.                                                                  14,095         510,521
Pulte Homes, Inc.                                                                  15,957         684,874
                                                                                            -------------
                                                                                                1,195,395
                                                                                            =============

HOTELS, RESORTS & CRUISE LINES--0.70%

Hilton Hotels Corp.                                                                21,275         474,858

HOUSEWARES & SPECIALTIES--0.84%

Fortune Brands, Inc.                                                                7,000         569,310

INDUSTRIAL CONGLOMERATES--2.85%

Textron Inc.                                                                        9,522         682,918
Tyco International Ltd.                                                            44,675       1,244,199
                                                                                            -------------
                                                                                                1,927,117
                                                                                            =============

INTEGRATED OIL & GAS--1.81%

ConocoPhillips                                                                     17,500       1,223,425

INTERNET RETAIL--2.19%

Amazon.com, Inc.                                               (a)                 14,361         650,553
eBay Inc.                                                      (a)                 20,215         832,858
                                                                                            -------------
                                                                                                1,483,411
                                                                                            =============

INTERNET SOFTWARE & SERVICES--4.13%

Google Inc.-Class A                                            (a)                  3,406       1,077,863
Yahoo! Inc.                                                    (a)                 50,542       1,710,341
                                                                                            -------------
                                                                                                2,788,204
                                                                                            =============

INVESTMENT BANKING & BROKERAGE--4.38%

Goldman Sachs Group, Inc. (The)                                                    16,141       1,962,423
Lehman Brothers Holdings Inc.                                                       8,564         997,535
                                                                                            -------------
                                                                                                2,959,958
                                                                                            =============

MANAGED HEALTH CARE--6.21%

Aetna Inc.                                                                         25,534       2,199,499
CIGNA Corp.                                                                         9,051       1,066,751
WellPoint, Inc.                                                (a)                 12,235         927,658
                                                                                            -------------
                                                                                                4,193,908
                                                                                            =============

MOVIES & ENTERTAINMENT--0.56%

Pixar                                                          (a)                  8,511         378,825

                                                                                                MARKET
                                                                                  SHARES         VALUE
                                                                                  -------   -------------
MULTI-LINE INSURANCE--1.15%

Hartford Financial Services Group, Inc. (The)                                      10,110   $     780,189

OIL & GAS EQUIPMENT & SERVICES--3.17%

BJ Services Co.                                                                    40,314       1,450,901
Dresser-Rand Group Inc.                                            (a)             27,952         688,458
                                                                                            -------------
                                                                                                2,139,359
                                                                                            =============

PERSONAL PRODUCTS--1.72%

Gillette Co. (The)                                                                 20,001       1,164,058

PHARMACEUTICALS--5.19%

Johnson & Johnson                                                                  27,185       1,720,267
Novartis A.G.-ADR (Switzerland)                                                    13,830         705,330
Roche Holding A.G. (Switzerland)                                   (b)              3,660         508,604
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                               15,427         570,645
                                                                                            -------------
                                                                                                3,504,846
                                                                                            =============

PROPERTY & CASUALTY INSURANCE--1.13%

Allstate Corp. (The)                                                               13,834         764,882

RAILROADS--0.94%

Burlington Northern Santa Fe Corp.                                                 10,639         636,212

RESTAURANTS--0.99%

Yum! Brands, Inc.                                                                  13,883         672,076

SEMICONDUCTOR EQUIPMENT--0.77%

KLA-Tencor Corp.                                                                   10,638         518,709

SEMICONDUCTORS--8.00%

Analog Devices, Inc.                                                               47,366       1,759,173
Marvell Technology Group Ltd. (Singapore)                          (a)             15,959         735,869
Microchip Technology Inc.                                                          28,728         865,287
National Semiconductor Corp.                                                       50,600       1,330,780
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Taiwan)                           87,116         716,093
                                                                                            -------------
                                                                                                5,407,202
                                                                                            =============

SPECIALIZED FINANCE--0.80%

Chicago Mercantile Exchange Holdings Inc.                                           1,597         538,668

SPECIALTY CHEMICALS--1.64%

Ecolab Inc.                                                                        18,300         584,319
Rohm and Haas Co.                                                                  12,704         522,516
                                                                                            -------------
                                                                                                1,106,835
                                                                                            =============

                                                                                               MARKET
                                                                                  SHARES        VALUE
                                                                                  -------   -------------
SPECIALTY STORES--1.64%

Office Depot, Inc.                                               (a)               37,233   $   1,105,820

SYSTEMS SOFTWARE--3.65%

Oracle Corp.                                                     (a)              103,726       1,285,165
Symantec Corp.                                                   (a)               52,000       1,178,320
                                                                                            -------------
                                                                                                2,463,485
                                                                                            =============

THRIFTS & MORTGAGE FINANCE--0.99%

MGIC Investment Corp.                                                              10,374         666,011
                                                                                            -------------
Total Common Stocks & Other Equity Interests (Cost $56,834,674)                                66,706,668
                                                                                            =============
MONEY MARKET FUNDS--1.30%

Liquid Assets Portfolio-Institutional Class                      (c)              439,013         439,013
STIC Prime Portfolio-Institutional Class                         (c)              439,013         439,013
                                                                                            -------------
Total Money Market Funds (Cost $878,026)                                                          878,026
                                                                                            =============

TOTAL INVESTMENTS--100.00%  (Cost $57,712,700)                                              $  67,584,694
                                                                                            =============

Investment Abbreviations:

ADR American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2005 represented 0.75% of the Fund's Total Investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                                     CHANGE IN
                                                                     UNREALIZED
                         MARKET VALUE  PURCHASES   PROCEEDS FROM    APPRECIATION  MARKET VALUE DIVIDEND   REALIZED
FUND                       12/31/04     AT COST        SALES       (DEPRECIATION)   09/30/05    INCOME   GAIN (LOSS)
-----------------------  ------------ ------------ --------------  -------------  ------------ --------- -----------
Liquid Assets
Portfolio-Institutional
Class                    $  2,563,954 $ 25,859,695 $  (27,984,636) $          --  $    439,013 $  41,514 $        --
STIC Prime
Portfolio-Institutional
Class                       2,563,954   25,859,695    (27,984,636)            --       439,013    41,816          --
                         ------------ ------------ --------------  -------------  ------------ --------- -----------
   TOTAL                 $  5,127,908 $ 51,719,390 $  (55,969,272) $          --  $    878,026 $  83,330 $        --
                         ============ ============ ==============  =============  ============ ========= ===========

NOTE 3 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                     CALL OPTION CONTRACTS
                     ---------------------
                      NUMBER
                        OF       PREMIUMS
                     CONTRACTS   RECEIVED
                     ---------  ----------
Beginning of period         --  $       --
Written                    380      36,196
Closed                    (297)    (56,756)
Expired                    (83)     20,560
                     ---------  ----------
End of period               --  $       --
                     =========  ==========

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $108,420,436 and $184,391,090, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities    $     10,504,925
Aggregate unrealized (depreciation) of investment securities          (918,686)
                                                              ----------------
Net unrealized appreciation of investment securities          $      9,586,239
                                                              ================

Cost of investments for tax purposes is $57,998,455.

                        AIM V.I. DIVERSIFIED INCOME FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIDIN-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                           PRINCIPAL       MARKET
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES--69.73%
AGRICULTURAL PRODUCTS--0.42%
Archer-Daniels-Midland Co., Notes, 5.38%, 09/15/35                                               (a)      $ 275,000       $ 267,492
------------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--0.62%
Bank of New York Institutional Capital Trust-Series A, Trust Pfd. Bonds, 7.78%, 12/01/26        (a)(b)      250,000         267,092
(Acquired 06/12/03; Cost $298,178)
Nuveen Investments, Sr. Unsec. Sub. Notes, 5.50%, 09/15/15                                       (a)        125,000         124,226
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            391,318
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS--1.02%
DaimlerChrysler North America Holding Corp., Gtd. Global Notes, 6.40%, 05/15/06                  (a)        170,000         171,753
DaimlerChrysler North America Holding Corp., Unsec. Gtd. Unsub. Global Notes, 7.25%, 01/18/06    (a)        225,000         226,638
DaimlerChrsler North America Holding Corp., Series D, Gtd.                                       (a)(c)     240,000         240,456
Floating Rate Medium Term Notes, 4.43%, 05/24/06
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            638,847
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--4.53%
Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%, 10/01/10                                (a)(d)     350,000         266,000
Cablevision Systems Corp.-Series B, Sr. Floating Rate Global Notes, 7.89%, 04/01/09              (a)(e)     125,000         129,375
Charter Communications Operating, LLC/Charter Communications                                     (a)(b)     160,000         161,600
Operating Capital Corp., Sr. Second Lien Notes, 8.00%, 04/30/12 (Acquired
05/11/04; Cost $154,000)
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                                                   (a)        150,000         189,720
Comcast Corp., Sr. Unsec. Notes, 6.88%, 02/15/06                                                 (a)        180,000         181,577
Comcast Corp., Sr. Unsec. Notes, 8.38%, 11/01/05                                                 (a)         30,000          30,239
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%, 06/15/06                                           (a)        535,000         558,626
Comcast Corp., Sr. Unsec. Unsub. Notes, 6.38%, 01/30/06                                          (a)         80,000          80,528
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                PRINCIPAL          MARKET
                                                                                                AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--(CONTINUED)
Comcast Corp., Unsec. Gtd. Global Notes, 9.46%, 11/15/22                             (a)          $200,000         $268,846
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06                                  (a)           315,000          317,482
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%, 12/15/07                                 (a)           155,000          160,037
CSC Holdings Inc., Sr. Unsec. Unsub. Notes, 7.63%, 04/01/11                          (a)            55,000           54,450
IAC/InterActiveCorp., Sr. Unsec. Gtd. Unsub. Notes, 6.75%, 11/15/05                  (a)           268,000          268,574
Time Warner Entertainment Co. L.P., Sr. Unsec. Deb., 8.38%, 03/15/23                 (a)           150,000          182,522
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,849,576
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PRINTING--0.24%
Deluxe Corp., Medium Term Notes, 2.75%, 09/15/06                                     (a)           155,000          152,132
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--7.27%
Capital One Capital I, Sub. Floating Rate Trust Pfd. Bonds, 5.24%, 02/01/27          (a)(b)(c)     275,000          275,907
 (Acquired 09/15/04-09/16/04; Cost $279,609)
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%, 05/01/06                       (a)           179,000          181,807
Ford Motor Credit Co., Medium Term Notes, 7.75%, 02/15/07                            (a)           125,000          126,524
Ford Motor Credit Co., Notes, 6.38%, 12/15/05                                        (a)            90,000           90,080
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                                                      (a)           750,000          752,542
Ford Motor Credit Co., Unsec. Global Notes, 6.88%, 02/01/06                          (a)         1,355,000        1,361,247
Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06                                 (a)           138,000          138,255
General Motors Acceptance Corp., Floating Rate Medium Term Notes, 4.68%, 05/18/06    (a)(c)      1,635,000 (f)    1,642,161
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,568,523
----------------------------------------------------------------------------------------------------------------------------
DISTILLERS & VINTNERS--0.29%
Constellation Brands, Inc.-Series B, Sr. Gtd. Sub. Notes, 8.13%, 01/15/12            (a)           170,000          180,200
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--5.82%
AB Spintab (Sweden), Bonds, 7.50% (Acquired 02/12/04; Cost $334,806)                 (a)(b)(g)     300,000          307,580
Abbey National PLC (United Kingdom), Sub. Yankee Notes, 7.35%                        (a)(g)        250,000          257,677
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired 03/05/03; Cost $66,543)      (a)(b)         60,000           60,358
Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes, 9.03%, 03/15/29                     (a)(b)        475,000          607,862
(Acquired 04/21/05-04/22/05; Cost $591,442)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                                PRINCIPAL    MARKET
                                                                                                                AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
BankBoston Capital Trust IV, Gtd. Floating Rate Trust Pfd. Notes, 4.39%, 06/08/28                    (a)(c)    $ 300,000  $  291,297
Centura Capital Trust I, Gtd. Trust Pfd. Notes, 8.85%, 06/01/27 (Acquired 05/22/03; Cost $632,715)   (a)(b)      500,000     548,250
Corporacion Andina de Fomento, Unsec. Global Notes, 6.88%, 03/15/12                                  (a)         175,000     194,500
Danske Bank A/S (Denmark), First Tier Bonds, 5.91% (Acquired 06/07/04; Cost $195,000)                (a)(b)(g)   195,000     205,828
First Empire Capital Trust I, Gtd. Trust Pfd. Notes, 8.23%, 02/01/27                                 (a)         260,000     280,033
Golden State Bancorp Inc., Sub. Deb., 10.00%, 10/01/06                                               (a)          35,000      36,735
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub. Floating Rate Euro Notes, 3.88%               (a)(e)(g)   180,000     156,895
National Bank of Canada (Canada), Floating Rate Euro Deb., 4.19%, 08/29/87                           (a)(e)      200,000     166,887
National Westminster Bank PLC (United Kingdom)-Series B, Unsec. Sub. Floating Rate Euro Notes, 4.25% (a)(e)(g)   280,000     241,481
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%, 11/01/24                                            (a)         140,000     181,398
RBS Capital Trust III, Sub. Trust Pfd. Global Notes, 5.51%                                           (a)(g)      120,000     121,940
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,658,721
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.69%
Dow Capital B.V. (Netherlands)-Series G, Medium Term Notes, 8.64%, 06/01/22                          (a)         340,000     433,724
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.51%
Cendant Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/06                                              (a)         315,000     320,818
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.46%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05                       (a)         100,000    100,259
Consolidated Edison Co. of New York-Series A, Unsec. Deb.,  7.75%, 06/01/26                          (a)         300,000    306,444
Duke Capital LLC, Unsec. Notes, 4.30%, 05/18/06                                                      (a)         250,000    249,835
NRG Energy Inc., Sr. Sec. Second Priority Gtd. Global Notes, 8.00%, 12/15/13                         (a)           1,784      1,909
Pepco Holdings, Inc., Unsec. Unsub. Notes, 3.75%, 02/15/06                                           (a)         398,000    397,025
Pinnacle West Capital Corp., Sr. Unsec. Notes, 6.40%, 04/01/06                                       (a)         120,000    121,150
Progress Energy, Inc., Sr. Unsec. Notes, 6.75%, 03/01/06                                             (a)         365,000    368,446
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,545,068
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 PRINCIPAL         MARKET
                                                                                                  AMOUNT           VALUE
                                                                                              -------------     ------------
FOOD RETAIL--0.78%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.,
Sr. Sub. Global Notes, 7.50%, 12/15/13                             (a)                        $    160,000      $   166,000
Kroger Co. (The), Sr. Unsec. Notes, 7.63%, 09/15/06                (a)                              80,000           82,184
Safeway Inc., Sr. Unsec. Floating Rate Notes,
4.16%, 11/01/05                                                    (a)(c)                          240,000          239,954
                                                                                                                -----------
                                                                                                                    488,138
                                                                                                                ===========
GAS UTILITIES--0.80%
Columbia Energy Group-Series C, Notes,
6.80%, 11/28/05                                                    (a)                             500,000          501,730
                                                                                                                ===========
GENERAL MERCHANDISE STORES--0.13%
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%,
02/15/14                                                           (a)                              80,000           80,400
                                                                                                                ===========
HEALTH CARE DISTRIBUTORS--0.35%
Cardinal Health, Inc., Sr. Unsec. Notes, 7.30%,
10/15/06                                                           (a)                             215,000          220,547
                                                                                                                ===========
HEALTH CARE FACILITIES--0.81%
HCA Inc., Medium Term Notes, 8.85%, 01/01/07                       (a)                             250,000          258,837
HCA Inc., Notes, 7.00%, 07/01/07                                   (a)                             245,000          252,431
                                                                                                                -----------
                                                                                                                    511,268
                                                                                                                ===========
HEALTH CARE SERVICES--0.32%
Orlando Lutheran Towers Inc., Bonds, 7.75%,
07/01/11                                                           (a)                             200,000          199,326
                                                                                                                ===========
HOMEBUILDING--1.28%
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 8.00%,
02/01/09                                                           (a)                             200,000          215,750

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
08/15/11                                                           (a)                             400,000          440,000

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05              (a)                             100,000          100,143

Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes,
8.00%, 08/15/06                                                    (a)                              50,000           51,192
                                                                                                                -----------
                                                                                                                    807,085
                                                                                                                ===========
HOTELS, RESORTS & CRUISE LINES--0.29%
Intrawest Corp. (Canada), Sr. Unsec. Global Notes,
7.50%, 10/15/13                                                    (a)                             180,000          184,950
                                                                                                                ===========
HOUSEWARES & SPECIALTIES--1.29%
American Greetings Corp., Unsec. Putable Deb.,
6.10%, 08/01/08                                                    (a)                             790,000          814,213
                                                                                                                ===========

                                                                                                 PRINCIPAL         MARKET
                                                                                                  AMOUNT           VALUE
                                                                                              -------------     ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.55%
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%,
11/30/19                                                           (a)                        $    166,514      $   187,328
Calpine Generating Co., LLC, Sec. Floating Rate
Global Notes, 9.44%, 04/01/10                                      (a)(h)                          155,000          158,487
                                                                                                                -----------
                                                                                                                    345,815
                                                                                                                ===========
INDUSTRIAL CONGLOMERATES--0.72%
Tyco International Group S.A. (Luxembourg), Sr.
Unsec. Gtd. Unsub. Yankee Notes, 6.38%, 02/15/06                   (a)                                              316,233
Tyco International Group S.A. (Luxembourg),
Unsec. Gtd. Unsub. Yankee Notes, 5.80%, 08/01/06                   (a)                              60,000           60,614
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $84,920)                                  (a)(b)                           75,000           76,633
                                                                                                                -----------
                                                                                                                    453,480
                                                                                                                ===========
INTEGRATED OIL & GAS--1.94%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                       (a)                             300,000          318,504
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee Notes,
7.13%, 11/15/06                                                    (a)                             300,000          307,245
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
08/15/28                                                           (a)                             540,000          594,000
                                                                                                                -----------
                                                                                                                  1,219,749
                                                                                                                ===========
INTEGRATED TELECOMMUNICATION SERVICES--4.42%
France Telecom S.A. (France), Sr. Unsec. Global
Notes, 8.50%, 03/01/31                                             (a)                             260,000          346,372
7.20%, 03/01/06                                                    (a)                              60,000           60,763
GTE Hawaiian Telephone Co., Inc.-Series A,
Unsec. Deb., 7.00%, 02/01/06                                       (a)                             100,000          100,250
New York Telephone Co., Unsec. Deb., 7.00%,
12/01/33                                                           (a)                             180,000          186,975
Qwest Communications International, Inc., Sr.
Unsec. Gtd. Sub. Global Notes, 7.25%, 02/15/11                     (a)                             200,000          196,000
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
7.13%, 01/30/06                                                    (a)                             125,000          126,137
Sprint Nextel Corp., Deb., 9.25%, 04/15/22                         (a)                             180,000          238,086
Verizon California Inc.-Series F, Unsec. Deb.,
6.75%, 05/15/27                                                    (a)                             300,000          316,719
Verizon Communications Inc., Unsec. Deb., 8.75%,
11/01/21                                                           (a)                             400,000          513,952
Verizon Global Funding Corp., Global Bonds,
5.85%, 09/15/35                                                    (a)                             250,000          246,090
Verizon Maryland Inc.-Series A, Unsec. Global
Notes, 6.13%, 03/01/12                                             (a)                             265,000          277,434
Verizon Virginia Inc.-Series A, Unsec. Global Deb.,
4.63%, 03/15/13                                                    (a)                             175,000          166,772
                                                                                                                -----------
                                                                                                                  2,775,550
                                                                                                                ===========

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                              -------------     ------------
LIFE & HEALTH INSURANCE--1.35%
Americo Life Inc., Notes, 7.88%, 05/01/13
(Acquired 04/25/03; Cost $93,875)                                  (a)(b)                     $     95,000      $    98,965
Prudential Holdings, LLC-Series B, Bonds, 7.25%,
12/18/23 (INS-Financial Security Assurance Inc.)
(Acquired 01/22/04-01/29/04; Cost $588,417)                        (a)(b)(j)                       500,000          591,210
ReliaStar Financial Corp., Unsec. Notes, 8.00%,
10/30/06                                                           (a)                             150,000          155,562
                                                                                                                -----------
                                                                                                                    845,737
                                                                                                                ===========
METAL & GLASS CONTAINERS--0.39%
Owens-Brockway Glass Container Inc., Sr. Unsec.
Gtd. Global Notes, 8.25%, 05/15/13                                 (a)                             235,000          244,400
                                                                                                                ===========
MOVIES & ENTERTAINMENT--0.78%
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
02/01/23                                                           (a)                             310,000          401,980
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global
Notes, 6.13%, 04/15/06                                             (a)                              90,000           90,807
                                                                                                                -----------
                                                                                                                    492,787
                                                                                                                ===========
MULTI-LINE INSURANCE--0.57%
Allmerica Financial Corp., Sr. Unsec. Unsub. Deb.,
7.63%, 10/15/25                                                    (a)                             330,000          355,915
                                                                                                                ===========
MULTI-UTILITIES--1.23%
DTE Energy Co., Sr. Unsec. Unsub. Notes, 6.45%,
06/01/06                                                           (a)                             120,000          121,482
Sempra Energy, Sr. Unsec. Unsub. Notes, 6.95%,
12/01/05                                                           (a)                             650,000          652,724
                                                                                                                -----------
                                                                                                                    774,206
                                                                                                                ===========
MUNICIPALITIES--4.07%
Brownsville (City of), Texas; Refunding &
Improvement Utility System Series 2005 A RB
5.00%, 09/01/31 (INS-Ambac Assurance Corp.)                        (a)(j)                           90,000           94,001
Dallas (City of), Texas; Taxable Pension Limited
Tax Series 2005 A GO,
4.61%, 02/15/14                                                    (a)                              75,000           73,406
5.20%, 02/15/35                                                    (a)                             125,000          123,333
Detroit (City of), Michigan; Taxable Capital
Improvement Limited Tax Series 2005 A-1 GO,
4.96%, 04/01/20 (INS-Ambac Assurance Corp.)                        (a)(j)                          130,000          127,239
Indianapolis (City of), Indiana Local Public
Improvement Bond Bank; Taxable Series 2005 A
RB,
4.87%, 07/15/16                                                    (a)                             100,000           99,125
5.22%, 07/15/20                                                    (a)                             125,000          124,990
5.28%, 01/15/22                                                    (a)                             100,000          100,125
Industry (City of), California Urban Development
Agency (Project 3); Taxable Allocation Series
2003 RB, 6.10%, 05/01/24 (INS-MBIA Insurance
Corp.)                                                             (a)(j)                          650,000          676,000

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                              -------------     ------------
MUNICIPALITIES--(CONTINUED)
Michigan (State of), Western Michigan University;
Series 2005 RB, 4.41%, 11/15/14 (INS-Ambac
Assurance Corp.)                                                   (a)(j)(k)                  $    100,000      $    99,910
New Hampshire (State of); Taxable Unlimited Tax
Series 2005 B GO, 4.65%, 05/15/15                                  (a)                             125,000          124,375
Oregon (State of) Community College Districts;
Taxable Pension Limited Tax Series 2005 GO,
4.83%, 06/30/28 (INS-Ambac Assurance Corp.)                        (a)(j)                          185,000          176,488
Phoenix (City of), Arizona Civic Improvement
Corp.; Taxable Rental Car Facility Series 2004 RB,
(INS-Financial Guaranty Insurance Co.)
3.69%, 07/01/07                                                    (a)(j)                          225,000          221,906
4.21%, 07/01/08                                                    (a)(j)                          300,000          297,384
Sacramento (County of), California; Taxable
Pension Funding CARS Series 2004 C-1 RB, 9.04%,
07/10/30 (INS-MBIA Insurance Corp.)                                (a)(j)(l)                       225,000          217,739
                                                                                                                -----------
                                                                                                                  2,556,021
                                                                                                                ===========
OIL & GAS EXPLORATION & PRODUCTION--2.58%
Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
08/01/06                                                           (a)                             205,000          202,101
Newfield Exploration Co., Sr. Unsec. Unsub. Notes,
7.63%, 03/01/11                                                    (a)                             320,000          351,200
Pemex Project Funding Master Trust, Unsec. Gtd.
Unsub. Global Notes, 8.63%, 02/01/22                               (a)                             675,000          825,255
Pemex Project Funding Master Trust-Series 12,
Unsec. Gtd. Unsub. Notes, 5.75%, 12/15/15
(Acquired 06/27/05; Cost $243,278)                                 (a)(b)                          245,000          243,065
                                                                                                                -----------
                                                                                                                  1,621,621
                                                                                                                ===========
OIL & GAS STORAGE & TRANSPORTATION--0.15%
Enterprise Products Operating L.P., Sr. Notes,
4.95%, 06/01/10                                                    (a)                              60,000           59,114
Enterprise Products Operating L.P., Sr. Unsec. Gtd.
Unsub. Notes, 7.50%, 02/01/11                                      (a)                              30,000           32,739
                                                                                                                -----------
                                                                                                                     91,853
                                                                                                                ===========
OTHER DIVERSIFIED FINANCIAL SERVICES--6.63%
ING Capital Funding Trust III, Gtd. Trust Pfd.
Global Bonds, 8.44%                                                (a)(g)                          250,000          290,758
Mizuho JGB Investment LLC-Series A, Bonds,
9.87% (Acquired 06/16/04-07/28/05; Cost
$678,447)                                                          (a)(b)(g)                       600,000          665,256
NiSource Finance Corp.,  Sr. Unsec. Gtd. Notes,
7.63%, 11/15/05                                                    (a)                             300,000          301,161
Pemex Finance Ltd. (Mexico), Sr. Unsec. Global
Notes, 8.02%, 05/15/07                                             (a)                             221,667          227,410
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
A1, Global Bonds, 9.69%, 08/15/09                                  (a)                             380,000          414,132
Premium Asset Trust-Series 2004-04, Sr. Notes,
4.13%, 03/12/09 (Acquired 03/04/04; Cost
$399,732)                                                          (a)(b)                          400,000          383,352

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                              -------------     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Regional Diversified Funding (Cayman Islands), Sr.
Floating Rate Notes, 3.98%, 01/25/36 (Acquired
03/21/05; Cost $500,000)                                           (a)(b)(c)(i)               $    500,000      $   500,313
Regional Diversified Funding (Cayman Islands), Sr.
Notes, 9.25%, 03/15/30 (Acquired 01/10/03-
09/22/04; Cost $517,514)                                           (a)(b)                          447,139          527,749
Toll Road Investors Partnership II, L.P.-Series A,
Bonds, 5.53%, 02/15/45 (INS-MBIA Insurance
Corp.) (Acquired 03/11/05-05/03/05; Cost
$561,927)                                                          (a)(b)(j)(m)                  4,800,000          581,933
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second
Tier Euro Bonds, 8.75%                                             (a)(g)                          250,000          274,173
                                                                                                                -----------
                                                                                                                  4,166,237
                                                                                                                ===========
PAPER PRODUCTS--0.00%
Tembec Industries Inc. (Canada), Sr. Unsec. Gtd.
Notes, 8.50%, 02/01/11                                             (a)                               1,524            1,004
                                                                                                                ===========
PROPERTY & CASUALTY INSURANCE--3.13%
Ace INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
Notes, 8.30%, 08/15/06                                             (a)                              80,000           82,292
Executive Risk Capital Trust-Series B, Gtd. Trust
Pfd. Bonds, 8.68%, 02/01/27                                        (a)                             125,000          135,920
First American Capital Trust I, Gtd. Trust Pfd.
Notes, 8.50%, 04/15/12                                             (a)                             700,000          767,396
Oil Casualty Insurance Ltd. (Bermuda), Unsec. Sub.
Deb., 8.00%, 09/15/34 (Acquired 04/29/05-
06/09/05; Cost $437,512)                                           (a)(b)                          410,000          429,582
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
5.15%, 08/15/33 (Acquired 01/21/04-06/09/05;
Cost $569,573)                                                     (a)(b)                          550,000          551,573
                                                                                                                -----------
                                                                                                                  1,966,763
                                                                                                                ===========
RAILROADS--0.10%
Union Pacific Corp., Unsec. Notes, 6.40%,
02/01/06                                                           (a)                              60,000           60,404
                                                                                                                ===========
REAL ESTATE--0.95%
Health Care Property Investors, Inc., Notes,
5.63%, 05/01/17                                                    (a)                             200,000          198,372
Health Care REIT, Inc., Sr. Notes, 5.88%,
05/15/15                                                           (a)                             125,000          124,850
Host Marriott L.P.-Series I, Unsec. Gtd. Global
Notes, 9.50%, 01/15/07                                             (a)                             165,000          174,075
Summit Properties Partnership, L.P., Medium
Term Notes, 7.04%, 05/09/06                                        (a)                             100,000          101,192
                                                                                                                -----------
                                                                                                                    598,489
                                                                                                                ===========
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.53%
Southern Investments UK PLC (United Kingdom),
Sr. Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06                    (a)                             325,000          332,020
                                                                                                                ===========

                                                                                                PRINCIPAL          MARKET
                                                                                                  AMOUNT            VALUE
                                                                                              -------------     ------------
REGIONAL BANKS--1.76%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating
Rate Notes, 5.42%, 03/01/34                                        (a)(c)                     $    600,000      $   619,434
Frost National Bank (The); Unsec. Sub. Notes,
6.88%, 08/01/11                                                    (a)                             200,000          217,304
PNC Capital Trust C, Gtd. Floating Rate Trust Pfd.
Bonds, 4.44%, 06/01/28                                             (a)(c)                          100,000           95,773
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14                   (a)                             175,000          173,542
                                                                                                                -----------
                                                                                                                  1,106,053
                                                                                                                ===========
REINSURANCE--0.60%
GE Global Insurance Holding Corp., Unsec. Notes,
7.50%, 06/15/10                                                    (a)                             165,000          179,164
GE Global Insurance Holding Corp., Unsec. Notes,
7.75%, 06/15/30                                                    (a)                             175,000          195,997
                                                                                                                -----------
                                                                                                                    375,161
                                                                                                                ===========
RESTAURANTS--0.46%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                     (a)                             220,000          227,746
YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%,
04/15/06                                                           (a)                              60,000           61,260
                                                                                                                -----------
                                                                                                                    289,006
                                                                                                                ===========
SEMICONDUCTOR EQUIPMENT--0.00%
Amkor Technology, Inc., Sr. Unsec. Global Notes,
7.75%, 05/15/13                                                    (a)                                  12               10
                                                                                                                ===========
SOVEREIGN DEBT--1.95%
Federative Republic of Brazil (Brazil)-Series EI-L,
Floating Rate Bonds, 4.25%, 04/15/06                               (a)(e)                          128,000          128,237
Russian Federation (Russia), Unsec. Unsub. Euro
Bonds-REGS,  10.00%, 06/26/07 (Acquired
05/14/04; Cost $364,406)                                           (a)(b)                          325,000          354,478
United Mexican States (Mexico)-Series A Medium
Term Global Notes, 6.63%, 03/03/15                                 (a)                             150,000          163,050
United Mexican States (Mexico)-Series A Medium
Term Global Notes, 7.50%, 04/08/33                                 (a)                             500,000          580,050
                                                                                                                -----------
                                                                                                                  1,225,815
                                                                                                                ===========
SPECIALTY CHEMICALS--0.67%
Stauffer Chemical, Deb., 5.62%, 04/15/18
(Acquired 07/25/05; Cost $418,171)                                 (b)(i)(n)                       830,000          420,395
                                                                                                                ===========
THRIFTS & MORTGAGE FINANCE--1.90%
Countrywide Home Loans, Inc.-Series J, Gtd.
Medium Term Global Notes, 5.50%, 08/01/06                          (a)                             716,000          722,258
Greenpoint Capital Trust I, Gtd. Sub. Trust Pfd.
Notes, 9.10%, 06/01/27                                             (a)                             275,000          301,617
Sovereign Bancorp, Inc., Sr. Notes, 4.80%,
09/01/10 (Acquired 08/24/05; Cost $169,635)                        (a)(b)                          170,000          168,531
                                                                                                                -----------
                                                                                                                  1,192,406
                                                                                                                ===========

                                                                                                 PRINCIPAL         MARKET
                                                                                                  AMOUNT           VALUE
                                                                                              -------------     ------------
TOBACCO--0.26%
Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06                  (a)                        $    165,000      $   166,044
                                                                                                                ===========
TRADING COMPANIES & DISTRIBUTORS--1.01%
United Rentals North America Inc., Sr. Sub. Global
Notes, 7.75%, 11/15/13                                             (a)                               2,012            1,962
Western Power Distribution Holdings Ltd. (United
Kingdom), Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $652,313)                        (a)(b)                          575,000          635,191
                                                                                                                -----------
                                                                                                                    637,153
                                                                                                                ===========
TRUCKING--1.11%
Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%,
12/01/08                                                           (a)                             650,000          699,017
                                                                                                                -----------
Total U.S. Dollar Denominated Bonds & Notes
(Cost $44,048,017)                                                                                               43,827,187
                                                                                                                ===========
NON-U.S. DOLLAR DENOMINATED
BONDS & NOTES--4.74% (O)
AUSTRALIA--0.96%
New South Wales Treasury Corp. (Sovereign Debt)-
Series 14RG, Gtd. Euro Bonds, 5.50%, 08/01/14                      (a)               AUD           800,000          606,810
                                                                                                                ===========
CANADA--0.60%
Canadian Government (Sovereign Debt)-Series
A55, Gtd. Bonds,  8.00%, 06/01/23                                  (a)               CAD           300,000          379,454
                                                                                                                ===========
CAYMAN ISLANDS--0.65%
Sutton Bridge Financing Ltd. (Electric Utilities)-
REGS, Gtd. Euro Bonds, 8.63%, 06/30/22 (Acquired
05/29/97; Cost $321,105)                                           (a)(b)            GBP           200,029          407,107
                                                                                                                ===========
GERMANY--1.28%
Bundesrepublik Deutschland (Sovereign Debt)-Series
03, Euro Bonds, 4.75%, 07/04/34                                    (a)               EUR           325,000          472,185
Bundesrepublik Deutschland (Sovereign Debt)-Series
94, Euro Bonds, 6.25%, 01/04/24                                    (a)               EUR           200,000          330,031
                                                                                                                -----------
                                                                                                                    802,216
                                                                                                                ===========
JAPAN--0.76%
Takefuji Corp. (Consumer Finance), Sr. Unsec.
Medium Term Euro Notes, 1.01%, 03/01/34                            (a)(p)            JPY       100,000,000          479,924
                                                                                                                ===========
LUXEMBOURG--0.49%
International Bank for Reconstruction &
Development (The) (Diversified Banks)-Series E,
Sr. Unsec. Medium Term Global Notes, 10.63%,
08/20/07                                                           (a)(n)            NZD           500,000          305,997
                                                                                                                ===========
Total Non-U.S. Dollar Denominated Bonds &
Notes (Cost $2,825,220)                                                                                           2,981,508
                                                                                                                ===========

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                              -------------     ------------
U.S. MORTGAGE-BACKED SECURITIES--10.42%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--4.21%
Pass Through Ctfs.,
 8.50%, 03/01/10                                                   (a)                        $      1,427      $     1,480
 6.50%, 05/01/16 to 08/01/32                                       (a)                              42,259           43,556
 6.00%, 05/01/17 to 11/01/33                                       (a)                             327,436          333,884
 5.50%, 09/01/17                                                   (a)                             134,301          136,360
Pass Through Ctfs., TBA,
 4.50%, 10/01/20                                                   (a)                           1,800,000        1,762,875
 5.00%, 10/01/20                                                   (a)                             369,580          368,656
                                                                                                                -----------
                                                                                                                  2,646,811
                                                                                                                ===========
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.86%
Pass Through Ctfs.,
 7.00%, 02/01/16 to 09/01/32                                       (a)                              70,160           73,435
 6.50%, 05/01/16 to 09/01/34                                       (a)                             252,334          260,261
 6.00%, 05/01/17 to 07/01/17                                       (a)                              40,823           42,011
 5.00%, 11/01/18                                                   (a)                             124,109          123,907
 7.50%, 04/01/29 to 10/01/29                                       (a)                             113,977          120,835
 8.00%, 10/01/30                                                   (a)                              26,829           28,684
Pass Through Ctfs., TBA,
 5.50%, 10/01/20                                                   (a)                             138,565          140,600
 6.00%, 11/01/35                                                   (a)                             371,075          377,337
                                                                                                                -----------
                                                                                                                  1,167,070
                                                                                                                ===========
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--4.35%

Pass Through Ctfs.,
 7.50%, 06/15/23 to 01/15/32                                       (a)                              35,736           38,181
 8.50%, 11/15/24                                                   (a)                              25,463           28,022
 7.00%, 07/15/31 to 08/15/31                                       (a)                               7,973            8,388
 6.50%, 11/15/31 to 09/15/32                                       (a)                              61,577           64,104
 6.00%, 12/15/31 to 11/15/32                                       (a)                              80,353           82,347
 5.50%, 02/15/34                                                   (a)                             153,558          155,107
Pass Through Ctfs., TBA,
 5.50%, 10/01/35                                                   (a)(q)                        2,337,694        2,359,610
                                                                                                                -----------
                                                                                                                  2,735,759
                                                                                                                ===========
Total U.S. Mortgage-Backed Securities (Cost
$6,590,023)                                                                                                       6,549,640
                                                                                                                ===========
ASSET-BACKED SECURITIES--6.16%
AEROSPACE & DEFENSE--0.43%
Systems 2001 Asset Trust LLC (Cayman Islands)-
Series 2001, Class G, Pass Through Ctfs., 6.66%,
09/15/13 (INS-MBIA Insurance Corp.)
(Acquired 02/09/05; Cost $275,672)                                 (a)(b)(j)                       248,387          269,105
                                                                                                                ===========

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                              -------------     ------------
MULTI-SECTOR HOLDINGS--0.32%
Longport Funding Ltd.-Series 2005-2A,
Class A1J, Floating Rate Bonds, 4.21%, 02/03/40
(Acquired 03/31/05; Cost $200,000)                                 (b)(c)(i)                  $    200,000      $   200,000
                                                                                                                ===========
OTHER DIVERSIFIED FINANCIAL SERVICES--4.36%
Citicorp Lease-Series 1999-1, Class A2, Pass
Through Ctfs., 8.04%, 12/15/19 (Acquired
07/14/00-07/27/05; Cost $781,505)                                  (a)(b)                          675,000          823,283
Patrons' Legacy 2003-III-Series A, Ctfs., 5.65%,
01/17/17 (Acquired 11/04/04; Cost $512,705)                        (b)(i)                          500,000          500,500
Patrons' Legacy-2004-I-Series A, Ctfs., 6.67%,
02/04/17(Acquired 04/30/04; Cost $1,000,000)                       (b)(i)                        1,000,000        1,019,400
Twin Reefs Pass-Through Trust, Floating Rate Pass
Through Ctfs., 4.73% (Acquired 12/07/04; Cost
$400,000)                                                          (a)(b)(g)(h)                    400,000          399,176
                                                                                                                -----------
                                                                                                                  2,742,359
                                                                                                                ===========
PROPERTY & CASUALTY INSURANCE--0.56%
North Front Pass-Through Trust, Notes, 5.81%,
12/15/24 (Acquired 12/08/04; Cost $351,994)                        (a)(b)                          350,000          354,456
                                                                                                                ===========
REINSURANCE--0.49%
Stingray Pass-Through Trust, Pass Through Ctfs.,
5.90%, 01/12/15 (Acquired 01/07/05; Cost
$300,000)                                                          (a)(b)                          300,000          304,242
                                                                                                                -----------
Total Asset-Backed Securities (Cost $3,818,869)                                                                   3,870,162
                                                                                                                ===========


                                                                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS--4.14%

DIVERSIFIED BANKS--0.30%
HSBC Capital Funding L.P. (United Kingdom),
4.61% Pfd. (Acquired 11/05/03; Cost $186,504)                      (a)(b)                          200,000          191,394
                                                                                                                ===========
DIVERSIFIED CAPITAL MARKETS--0.70%
UBS Preferred Funding Trust I, 8.62% Pfd.                          (a)                             375,000          437,201
                                                                                                                ===========
INTEGRATED TELECOMMUNICATION SERVICES--0.00%
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
11/15/00; Cost $0)                                                 (b)(i)(r)(s)                        275                0
                                                                                                                ===========
LIFE & HEALTH INSURANCE--0.31%
Aegon N.V. (Netherlands), 6.38% Pfd.                                                                 7,500          191,175
                                                                                                                ===========
OTHER DIVERSIFIED FINANCIAL SERVICES--1.96%
Zurich RegCaPS Funding Trust III, 4.25% Floating
Rate Pfd. (Acquired 06/03/04-09/28/04; Cost
$586,361)                                                          (a)(b)(c)                           600          597,762
Zurich RegCaPS Funding Trust IV, 4.32% Floating
Rate Pfd. (Acquired 01/19/05; Cost $244,120)                       (a)(b)(c)                           250          244,525

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                              -------------     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Zurich RegCaPS Funding Trust VI, 4.50% Floating
Rate Pfd. (Acquired 01/19/05; Cost $388,587)                       (a)(b)(c)                           400      $   390,190
                                                                                                                -----------
                                                                                                                  1,232,477
                                                                                                                ===========
THRIFTS & MORTGAGE FINANCE--0.87%
Fannie Mae-Series J, 4.72%  Floating Rate Pfd.                     (t)                               5,550          276,945
Fannie Mae-Series K, 5.40% Floating Rate Pfd.                      (t)                               5,450          269,775
                                                                                                                -----------
                                                                                                                    546,720
                                                                                                                ===========
Total Stocks & Other Equity Interests (Cost
$2,610,695)                                                                                                       2,598,967
                                                                                                                ===========

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
U.S. TREASURY SECURITIES--2.93%

U.S. TREASURY INFLATION-INDEXED NOTES--0.25%
 2.07%, 07/15/14                                                                              $    155,469 (u)      158,864
                                                                                                                ===========
U.S. TREASURY NOTES--1.57%
 3.00%, 12/31/06                                                   (a)                             440,000          433,813
 3.38%, 02/28/07                                                   (a)                             560,000          554,053
                                                                                                                -----------
                                                                                                                    987,866
                                                                                                                ===========
U.S. TREASURY STRIPS--1.11%
 4.63%, 11/15/24 to 08/15/28                                       (a)(v)                        1,250,000          453,024
 4.54%, 05/15/25                                                   (a)(v)                          610,000          241,615
                                                                                                                -----------
                                                                                                                    694,639
                                                                                                                ===========
Total U.S. Treasury Securities (Cost $1,858,265)                                                                  1,841,369
                                                                                                                ===========
U.S. GOVERNMENT AGENCY SECURITIES--1.38%
FEDERAL HOME LOAN BANK (FHLB)--0.47%
Unsec. Global Bonds,
 4.10%, 06/13/08                                                   (a)                             300,000          296,478
                                                                                                                ===========
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.91%
Unsec. Floating Rate Global Notes,
 3.67%, 02/17/09                                                   (a)(h)                          575,000          573,551
                                                                                                                ===========
Total U.S. Government Agency Securities (Cost
$873,324)                                                                                                           870,029
                                                                                                                ===========
BUNDLED SECURITIES--0.19%
Targeted Return Index Securities Index Trust-Series
HY 2005-1, Sec. Bonds, 7.65%, 06/15/05
(Acquired 07/20/05; Cost $121,969)                                 (a)(b)                          121,969          118,223
                                                                                                                ===========

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                              -------------     ------------
MONEY MARKET FUNDS--0.31%
Liquid Assets Portfolio-Institutional Class                        (w)                              97,132      $    97,132
STIC Prime Portfolio-Institutional Class                           (w)                              97,132           97,132
                                                                                                                -----------
Total Money Market Funds (Cost $194,264)                                                                            194,264
                                                                                                                ===========
TOTAL INVESTMENTS--100.00%  (Cost
$62,940,646)                                                                                                     62,851,349
                                                                                                                ===========

Investment Abbreviations:

AUD          Australian Dollar
CAD          Canadian Dollars
CARS         Convertible Auction Rate Security
Ctfs.        Certificates
Deb.         Debentures
EUR          Euro
GBP          British Pound Sterling
GO           General Obligation Bonds
Gtd.         Guaranteed
INS          Insurance
JPY          Japanese Yen
NZD          New Zealand Dollar
Pfd.         Preferred
RB           Revenue Bonds
RegCaPs      Regulatory Capital Preferred Securities
REGS         Regulation S
REIT         Real Estate Investment Trust
Sec.         Secured
Sr.          Senior
STRIPS       Separately Traded Registered Interest and Principal Security
Sub.         Subordinated
TBA          To Be Announced
Unsec.       Unsecured
Unsub.       Unsubordinated
Wts.         Warrants

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $59,620,031, which represented 94.86% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $14,482,066, which represented 23.04% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered illiquid.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(d) Defaulted security. Currently, the issuer is in default with respect to interest payments. The market value of this security at September 30, 2005 represented 0.42% of the Fund's Total Investments.

(e) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(g)   Perpetual bond with no specified maturity date.

(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $2,640,608, which represented 4.20% of the Fund's Total Investments.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k)   Interest on this security is taxable income to the Fund.

(l) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(n) Zero coupon bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(o) Foreign denominated security. Par value is denominated in currency indicated.

(p) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(q) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(r) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(s) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.00% of the Fund's Total Investments. See
      Note 1A.

(t) Interest or dividend rate is redetermined bi-annually. Rate shown is the rate in effect on September 30, 2005.

(u) Principal amount of security and interest payments are adjusted for inflation.

(v) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(w) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying Notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.


                                                                      CHANGE IN
                                                                      UNREALIZED
                         MARKET VALUE   PURCHASES    PROCEEDS FROM   APPRECIATION   MARKET VALUE    DIVIDEND      REALIZED
          FUND             12/31/04      AT COST         SALES      (DEPRECIATION)    09/30/05       INCOME      GAIN (LOSS)
-----------------------  ------------  ------------  -------------  --------------  ------------  ------------  ------------
Liquid Assets
Portfolio-Institutional
Class                    $    866,287  $ 10,976,896  $(11,746,051)   $         --   $     97,132  $      9,479  $         --

STIC Prime
Portfolio-Institutional
Class                         866,287    10,976,896   (11,746,051)             --         97,132         9,553            --
                         ------------  ------------  ------------    ------------   ------------  ------------  ------------
   TOTAL                 $  1,732,574  $ 21,953,792  $(23,492,102)   $         --   $    194,264  $     19,032  $         --
                         ============  ============  ============    ============   ============  ============  ============

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                    OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------
                                 CONTRACT TO                               UNREALIZED
SETTLEMENT              -----------------------------                     APPRECIATION
  DATE       CURRENCY     DELIVER          RECEIVE          VALUE        (DEPRECIATION)
----------   --------   ------------     ------------    ------------    --------------
10/20/05     AUD             770,000     $    575,190    $    586,684     $  (11,494)
12/29/05     CAD             420,000          357,052         362,164         (5,112)
10/19/05     EUR             600,000          725,100         721,966           3,134
12/13/05     GBP             220,000          397,798         387,664          10,134
11/08/05     JPY          52,000,000          471,446         460,119          11,327
12/13/05     NZD             420,000          294,181         288,728           5,453
                        ------------     ------------    ------------     -----------
                          54,430,000     $  2,820,767    $  2,807,325     $    13,442
                        ============     ============    ============     ===========

NOTE 4 - FUTURES CONTRACTS

On September 30, 2005, $1,350,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                               OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                            CHANGE IN
                                                                                            UNREALIZED
                                NO. OF             MONTH/              MARKET VALUE        APPRECIATION
CONTRACT                      CONTRACTS          COMMITMENT              09/30/05         (DEPRECIATION)
--------                      ---------       -----------------       --------------      --------------
Eurodollar GLOBEX2 E-Trade            9           March-07/Long       $   2,147,063       $         780
Eurodollar GLOBEX2 E-Trade            6       September-06/Long           1,430,775              (2,880)
Eurodollar GLOBEX2 E-Trade           19        December-06/Long           4,531,025             (16,019)
U.S. Treasury 5 Years Notes          69        December-05/Long           7,373,297             (68,158)
U.S. Treasury 5 Years Notes           9       December-05/Short            (961,734)              6,002
U.S. Treasury 10 Year Notes          39        December-05/Long           4,286,953             (39,297)
U.S. Treasury 30 Year Bonds           9        December-05/Long           1,029,656              (6,795)
Japan 10 Year Bond                    1       December-05/Short          (1,212,722)             18,752
                                                                      --------------      -------------
                                                                      $   18,624,313      $    (107,615)
                                                                      ==============      =============

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $45,707,293 and $50,461,725, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $    747,022

Aggregate unrealized (depreciation) of investment securities              (831,659)
                                                                      ------------
Net unrealized appreciation (depreciation) of investment securities   $    (84,637)
                                                                      ============
Cost of investments for tax purposes is $62,935,986.


                             AIM V.I. DYNAMICS FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VIDYN-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                          MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
COMMON STOCKS & OTHER EQUITY INTERESTS--
95.12%
ADVERTISING--1.06%
Omnicom Group Inc.                                                         14,686    $   1,228,190
                                                                        =========    =============

AEROSPACE & DEFENSE--1.12%
L-3 Communications Holdings, Inc.                                          16,300        1,288,841
                                                                        =========    =============

AIR FREIGHT & LOGISTICS--1.06%
Robinson (C.H.) Worldwide, Inc.                                            19,097        1,224,500
                                                                        =========    =============

APPAREL RETAIL--0.42%
Abercrombie & Fitch Co.-Class A                                             9,703          483,695
                                                                        =========    =============

APPAREL, ACCESSORIES & LUXURY GOODS--2.45%
Coach, Inc.                                                 (a)            36,239        1,136,455
Polo Ralph Lauren Corp.                                                    33,715        1,695,864
                                                                        ---------    -------------
                                                                                         2,832,319
                                                                                     =============

APPLICATION SOFTWARE--6.52%
Amdocs Ltd.                                                 (a)            41,840        1,160,223
Autodesk, Inc.                                                             23,036        1,069,792
Citrix Systems, Inc.                                        (a)            36,345          913,713
Cognos, Inc. (Canada)                                       (a)            15,524          604,349
Hyperion Solutions Corp.                                    (a)            11,087          539,383
Mercury Interactive Corp.                                   (a)            31,261        1,237,936
NAVTEQ Corp.                                                (a)            22,640        1,130,868
Synopsys, Inc.                                              (a)            46,461          878,113
                                                                        ---------    -------------
                                                                                         7,534,377
                                                                                     =============

ASSET MANAGEMENT & CUSTODY BANKS--1.25%
Legg Mason, Inc.                                                           13,150        1,442,423
                                                                        =========    =============

AUTOMOTIVE RETAIL--0.96%
Advance Auto Parts, Inc.                                    (a)            28,798        1,113,907
                                                                        =========    =============

BIOTECHNOLOGY--2.20%
Genzyme Corp.                                               (a)            14,800        1,060,272
Gilead Sciences, Inc.                                       (a)            20,920        1,020,059
Martek Biosciences Corp.                                    (a)            13,150          461,959
                                                                        ---------    -------------
                                                                                         2,542,290
                                                                                     =============

BROADCASTING & CABLE TV--0.88%
Univision Communications Inc.-Class A                       (a)            38,344        1,017,266
                                                                        =========    =============

BUILDING PRODUCTS--1.08%
American Standard Cos. Inc.                                                26,733        1,244,421
                                                                        =========    =============

                                                                                          MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
CASINOS & GAMING--1.34%
Station Casinos, Inc.                                                      23,300    $   1,546,188
                                                                        =========    =============

COAL & CONSUMABLE FUELS--0.57%
Massey Energy Co.                                                          13,000          663,910
                                                                        =========    =============

COMMODITY CHEMICALS--0.79%
Lyondell Chemical Co.                                                      31,825          910,832
                                                                        =========    =============

COMMUNICATIONS EQUIPMENT--2.65%
ADC Telecommunications, Inc.                                (a)            29,355          671,055
Comverse Technology, Inc.                                   (a)            46,024        1,209,050
Scientific-Atlanta, Inc.                                                   31,392        1,177,514
                                                            ------      ---------    -------------
                                                                                         3,057,619
                                                                                     =============

COMPUTER HARDWARE--0.59%
Palm, Inc.                                                  (a)            24,012          680,260
                                                            ======      =========    =============

COMPUTER STORAGE & PERIPHERALS--1.07%
QLogic Corp.                                                (a)            36,200        1,238,040
                                                            ======      =========    =============

CONSTRUCTION & ENGINEERING--1.20%
Chicago Bridge & Iron Co. N.V.-New York Shares
(Netherlands)                                                              44,763        1,391,682
                                                                        =========    =============

CONSUMER ELECTRONICS--0.65%
Harman International Industries, Inc.                                       7,370          753,730
                                                                        =========    =============

DATA PROCESSING & OUTSOURCED SERVICES--0.81%
Alliance Data Systems Corp.                                 (a)            24,045          941,362
                                                            ======      =========    =============

DEPARTMENT STORES--1.00%
Nordstrom, Inc.                                                            33,604        1,153,289
                                                                        =========    =============

DIVERSIFIED BANKS--0.83%
Centennial Bank Holdings, Inc.                              (a)(b)         88,700          957,960
                                                            ======      =========    =============

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.61%
ChoicePoint Inc.                                            (a)            31,200        1,346,904
Corrections Corp. of America                                (a)            38,700        1,536,390
Global Cash Access, Inc.                                    (a)             9,361          131,990
                                                            ------      ---------    -------------
                                                                                         3,015,284
                                                                                     =============

DIVERSIFIED METALS & MINING--2.09%
Freeport-McMoRan Copper & Gold, Inc.-Class B                               19,539          949,400
Phelps Dodge Corp.                                                         11,300        1,468,209
                                                                        ---------    -------------
                                                                                         2,417,609
                                                                                     =============

DRUG RETAIL--1.07%
Shoppers Drug Mart Corp. (Canada)                                          34,991        1,236,835
                                                                        =========    =============

EDUCATION SERVICES--1.07%
Career Education Corp.                                      (a)            34,800        1,237,488
                                                            ======      =========    =============

                                                                                          MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
ELECTRICAL COMPONENTS & EQUIPMENT--1.06%
Cooper Industries, Ltd.-Class A (Bermuda)                                  17,794    $   1,230,277
                                                                        =========    =============

ELECTRONIC EQUIPMENT MANUFACTURERS--1.51%
Amphenol Corp.-Class A                                                     29,886        1,205,601
Cogent Inc.                                                 (a)            22,900          543,875
                                                            ---         ---------    -------------
                                                                                         1,749,476
                                                                                     =============

HEALTH CARE DISTRIBUTORS--0.53%
Schein (Henry), Inc..                                       (a)            14,345          611,384
                                                            ===         =========    =============

HEALTH CARE EQUIPMENT--4.59%
Biomet, Inc.                                                               26,377          915,546
Kinetic Concepts, Inc.                                      (a)            20,681        1,174,681
PerkinElmer, Inc.                                                          56,783        1,156,670
Varian Medical Systems, Inc.                                (a)            26,000        1,027,260
Waters Corp.                                                (a)            24,900        1,035,840
                                                            ---         ---------    -------------
                                                                                         5,309,997
                                                                                     =============

HEALTH CARE FACILITIES--1.02%
LifePoint Hospitals, Inc.                                   (a)            27,000        1,180,710
                                                            ===         =========    =============

HEALTH CARE SERVICES--3.34%
DaVita, Inc.                                                (a)            25,900        1,193,213
Express Scripts, Inc.                                       (a)            14,000          870,800
Medco Health Solutions, Inc.                                (a)            13,174          722,330
Omnicare, Inc.                                                             11,954          672,173
Psychiatric Solutions, Inc.                                 (a)             7,500          406,725
                                                            ---         ---------    -------------
                                                                                         3,865,241
                                                                                     =============

HEALTH CARE SUPPLIES--1.03%
Cooper Cos., Inc. (The)                                                    15,500        1,187,455
                                                                        =========    =============

HOMEBUILDING--0.94%
Pulte Homes, Inc.                                                          25,309        1,086,262
                                                                        =========    =============

HOTELS, RESORTS & CRUISE LINES--2.04%
Hilton Hotels Corp.                                                        53,628        1,196,977
Starwood Hotels & Resorts Worldwide, Inc.                   (c)            20,396        1,166,039
                                                            ---         ---------    -------------
                                                                                         2,363,016
                                                                                     =============

HOUSEHOLD APPLIANCES--0.51%
Whirlpool Corp.                                                             7,854          595,098
                                                                        =========    =============

HOUSEWARES & SPECIALTIES--1.75%
Fortune Brands, Inc.                                                        6,200          504,246
Jarden Corp.                                                (a)            37,109        1,524,067
                                                            ---         ---------    -------------
                                                                                         2,028,313
                                                                                     =============

INDUSTRIAL MACHINERY--1.04%
ITT Industries, Inc.                                                       10,538        1,197,117
                                                                        =========    =============

                                                                                          MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
INSURANCE BROKERS--0.48%
Willis Group Holdings Ltd. (Bermuda)                                       14,809    $     556,078
                                                                        =========    =============

INTEGRATED OIL & GAS--0.94%
Murphy Oil Corp.                                                           21,817        1,088,014
                                                                        =========    =============

INTERNET SOFTWARE & SERVICES--1.29%
Akamai Technologies, Inc.                                   (a)            28,619          456,473
VeriSign, Inc.                                              (a)            48,446        1,035,291
                                                            ---------   ---------    -------------
                                                                                         1,491,764
                                                                                     =============

IT CONSULTING & OTHER SERVICES--0.81%
Cognizant Technology Solutions Corp.-Class A                (a)            20,000          931,800
                                                            =========   =========    =============

MANAGED HEALTH CARE--2.63%
AMERIGROUP Corp.                                            (a)            35,300          674,936
CIGNA Corp.                                                                 8,200          966,452
Coventry Health Care, Inc.                                  (a)             8,249          709,579
Humana Inc.                                                 (a)            14,500          694,260
                                                            ---------   ---------    -------------
                                                                                         3,045,227
                                                                                     =============

OIL & GAS DRILLING--2.24%
Nabors Industries, Ltd. (Bermuda)                           (a)            15,500        1,113,365
Noble Corp. ( Cayman Islands)                                              21,518        1,473,122
                                                            ---------   ---------    -------------
                                                                                         2,586,487
                                                                                     =============

OIL & GAS EQUIPMENT & SERVICES--4.04%
Grant Prideco, Inc.                                         (a)            36,900        1,499,985
National-Oilwell Varco Inc.                                 (a)            23,900        1,572,620
Weatherford International Ltd. (Bermuda)                    (a)            23,311        1,600,533
                                                            ---------   ---------    -------------
                                                                                         4,673,138
                                                                                     =============

OIL & GAS EXPLORATION & PRODUCTION--2.36%
CNX Gas Corp. (Acquired 08/01/05; Cost $297,600)            (a)(b)(d)      18,600          381,300
Rosetta Resources, Inc. (Acquired 06/28/05; Cost
$1,091,200)                                                 (a)(b)(d)      68,200        1,295,800
Southwestern Energy Co.                                     (a)            14,250        1,045,950
                                                            ---------   ---------    -------------
                                                                                         2,723,050
                                                                                     =============

OIL & GAS REFINING & MARKETING --0.41%
Tesoro Corp.                                                                7,100          477,404
                                                                        =========    =============

OIL & GAS STORAGE & TRANSPORTATION--1.37%
Williams Cos., Inc. (The)                                                  63,000        1,578,150
                                                                        =========    =============

OTHER DIVERSIFIED FINANCIAL SERVICES--0.96%
CapitalSource Inc.                                          (a)            50,912        1,109,882
                                                            =========   =========    =============

PACKAGED FOODS & MEATS--0.96%
McCormick & Co., Inc.                                                      17,609          574,582
TreeHouse Foods, Inc.                                       (a)            20,083          539,831
                                                            ---------   ---------    -------------
                                                                                         1,114,413
                                                                                     =============

                                                                                          MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
PHARMACEUTICALS--1.43%
Medicis Pharmaceutical Corp.-Class A                                       34,369    $   1,119,055
MGI Pharma, Inc.                                            (a)            23,000          536,130
                                                            ---------   ---------    -------------
                                                                                         1,655,185
                                                                                     =============

REAL ESTATE--0.73%
People's Choice Financial Corp. (Acquired 12/21/04; Cost
$1,069,000)                                                 (a)(b)(d)     106,900          844,510
                                                                                     =============

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.19%
CB Richard Ellis Group, Inc.-Class A                        (a)            28,000        1,377,600
                                                            =========   =========    =============

REGIONAL BANKS--0.60%
Signature Bank                                              (a)            25,541          689,352
                                                                                     =============

REINSURANCE--0.51%
Endurance Specialty Holdings Ltd. (Bermuda)                                17,193          586,453
                                                                        =========    =============

SEMICONDUCTOR EQUIPMENT--0.66%
Tessera Technologies Inc.                                   (a)            25,553          764,290
                                                            =========   =========    =============

SEMICONDUCTORS--5.28%
Altera Corp.                                                (a)            54,703        1,045,374
ATI Technologies Inc. (Canada)                              (a)            23,800          331,772
Analog Devices, Inc.                                                       29,892        1,110,189
Marvell Technology Group Ltd. (Bermuda)                     (a)            16,400          756,204
Microchip Technology Inc.                                                  44,394        1,337,147
National Semiconductor Corp.                                               57,900        1,522,770
                                                            ---------   ---------    -------------
                                                                                         6,103,456
                                                                                     =============

SOFT DRINKS--0.60%
Hansen Natural Corp.                                        (a)            14,700          692,076
                                                            =========   =========    =============

SPECIALIZED FINANCE--1.21%
Chicago Mercantile Exchange Holdings Inc.                                   4,154        1,401,144
                                                                        =========    =============

SPECIALTY STORES--2.44%
Office Depot, Inc.                                          (a)            56,300        1,672,110
Staples, Inc.                                                              53,795        1,146,909
                                                            ---------   ---------    -------------
                                                                                         2,819,019
                                                                                     =============

STEEL--0.51%
Nucor Corp.                                                                 9,911          584,650
                                                                        =========    =============

SYSTEMS SOFTWARE--0.82%
Red Hat, Inc.                                               (a)            44,893          951,283
                                                            =========   =========    =============

THRIFTS & MORTGAGE FINANCE--0.78%
Hudson City Bancorp, Inc.                                                  75,821          902,270
                                                                        =========    =============

                                                                                         MARKET
                                                                         SHARES           VALUE
                                                                         ------           -----
WIRELESS TELECOMMUNICATION SERVICES--3.17%
American Tower Corp.-Class A                                (a)           101,323    $   2,528,009
Nextel Partners, Inc.-Class A                               (a)            45,145        1,133,140
                                                                        ---------    -------------
                                                                                         3,661,149
                                                                                     =============

Total Common Stocks & Other Equity Interests
(Cost $94,109,332)                                                                     109,966,507
                                                                                     =============

MONEY MARKET FUNDS--4.88%
Premier Portfolio-Institutional Class (Cost $5,638,748)     (e)         5,638,748        5,638,748
                                                                        ---------    -------------
TOTAL INVESTMENTS--100.00%  (Cost $99,748,080)                                       $ 115,605,255
                                                                                     =============

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $3,479,570, which represented 3.01% of the Fund's Total Investments.

(c)   Each unit represents one common share and one Class B share.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $2,521,610, which represented 2.18% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.


(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                   MARKET                                             UNREALIZED         MARKET
                    VALUE          PURCHASES        PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND              12/31/04          AT COST        FROM SALES       (DEPRECIATION)      09/30/05         INCOME       GAIN (LOSS)
----              --------          -------        ----------       --------------      --------         ------       -----------
Premier
Portfolio-
Institutional
Class          $   3,341,046   $   47,435,600    $ (45,137,898)  $              --   $   5,638,748   $    69,706    $           --
               =============   ==============    =============   =================   =============   ===========    ==============

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                    MARKET                                             UNREALIZED         MARKET
                     VALUE          PURCHASES        PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               12/31/04          AT COST         FROM SALES      (DEPRECIATION)      09/30/05        INCOME*       GAIN (LOSS)
----               --------          -------         ----------      --------------      --------        -------       -----------
Premier
Portfolio-
Institutional
Class          $     561,100   $    1,761,256    $  (2,322,356)  $              --   $          --   $     3,867     $          --
               ------------    --------------    -------------   -----------------   -------------   -----------     -------------
   TOTAL       $   3,902,146   $   49,196,856    $ (47,460,254)  $              --   $   5,638,748   $    73,573     $          --
               =============   ==============    =============   =================   =============   ===========     =============

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
            At September 30, 2005, there were no securities were on loan to brokers. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $3,867 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $88,342,412 and $106,721,135, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
 ------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $     18,014,258
Aggregate unrealized (depreciation) of investment securities         (2,385,081)
                                                               ----------------
Net unrealized appreciation of investment securities           $     15,629,177
                                                               ================
Cost of investments for tax purposes is $99,976,078.

                        AIM V.I. FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VIFSE-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                 MARKET
                                                     SHARES       VALUE
                                                     -------  --------------
COMMON STOCKS--96.68%

ASSET MANAGEMENT & CUSTODY BANKS--8.66%

Bank of New York Co., Inc. (The)                     208,388  $    6,128,691
Federated Investors, Inc.-Class B                     74,411       2,472,678
Franklin Resources, Inc.                               8,713         731,543
State Street Corp.                                    25,912       1,267,615
                                                              --------------
                                                                  10,600,527
                                                              ==============

CONSUMER FINANCE--3.13%

Capital One Financial Corp.                           48,141       3,828,172

DIVERSIFIED BANKS--13.37%

Anglo Irish Bank Corp. PLC (Ireland)            (a)   77,213       1,055,624
Bank of America Corp.                                139,466       5,871,519
U.S. Bancorp                                          87,257       2,450,177
Wachovia Corp.                                        81,799       3,892,814
Wells Fargo & Co.                                     52,822       3,093,785
                                                              --------------
                                                                  16,363,919
                                                              ==============

DIVERSIFIED CAPITAL MARKETS--1.38%

UBS A.G. (Switzerland)                                19,717       1,685,803

INSURANCE BROKERS--5.66%
Aon Corp.                                            102,015       3,272,641
Marsh & McLennan Cos., Inc.                          120,322       3,656,586
                                                              --------------
                                                                   6,929,227
                                                              ==============

INVESTMENT BANKING & BROKERAGE--10.89%

Lehman Brothers Holdings Inc.                         18,386       2,141,601
Merrill Lynch & Co., Inc.                            109,557       6,721,322
Morgan Stanley                                        82,610       4,455,983
                                                              --------------
                                                                  13,318,906
                                                              ==============

LIFE & HEALTH INSURANCE--3.08%

Prudential Financial, Inc.                            55,817       3,770,997

MULTI-LINE INSURANCE--7.84%

American International Group, Inc.                    31,047       1,923,672
Genworth Financial Inc.-Class A                       45,177       1,456,506
Hartford Financial Services Group, Inc. (The)         80,474       6,210,179
                                                              --------------
                                                                   9,590,357
                                                              ==============

                                                                                   MARKET
                                                                      SHARES        VALUE
                                                                    ---------  ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES--12.41%

Citigroup Inc.                                                        169,249  $      7,704,214
JPMorgan Chase & Co.                                                  220,461         7,480,242
                                                                               ----------------
                                                                                     15,184,456
                                                                               ================

PROPERTY & CASUALTY INSURANCE--9.14%

ACE Ltd.                                                              112,427         5,291,939
Chubb Corp. (The)                                                      11,885         1,064,302
MBIA Inc.                                                              41,193         2,497,120
St. Paul Travelers Cos., Inc. (The)                                    51,974         2,332,073
                                                                               ----------------
                                                                                     11,185,434
                                                                               ================

REGIONAL BANKS--7.78%

Cullen/Frost Bankers, Inc.                                             34,704         1,712,295
Fifth Third Bancorp                                                    91,125         3,347,021
North Fork Bancorp., Inc.                                              79,032         2,015,316
SunTrust Banks, Inc.                                                   18,899         1,312,536
Zions Bancorp.                                                         15,949         1,135,728
                                                                               ----------------
                                                                                      9,522,896
                                                                               ================

SPECIALIZED CONSUMER SERVICES--1.14%

H&R Block, Inc.                                                        58,020         1,391,320

THRIFTS & MORTGAGE FINANCE--12.20%

Fannie Mae                                                            134,128         6,011,617
Freddie Mac                                                            88,993         5,024,545
Hudson City Bancorp, Inc.                                              96,846         1,152,467
PMI Group, Inc. (The)                                                  68,733         2,740,385
                                                                               ----------------
                                                                                     14,929,014
                                                                               ================

Total Common Stocks (Cost $107,808,180)                                             118,301,028

MONEY MARKET FUNDS--3.32%

Premier Portfolio-Institutional Class   (Cost $4,065,981)      (b)  4,065,981         4,065,981
                                                                               ----------------
TOTAL INVESTMENTS--100.00%  (Cost $111,874,161)                                $    122,367,009
                                                                               ================

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of this security at September 30, 2005 was 0.86% of the Fund's Total Investments. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                                CHANGE IN
                       MARKET     PURCHASE     PROCEEDS        UNREALIZED        MARKET                  REALIZED
                        VALUE        AT          FROM         APPRECIATION        VALUE        DIVIDE      GAIN
FUND                  12/31/04      COST         SALES        (DEPRECIATION)    09/30/05       INCOME     (LOSS)
------------------- ------------ ----------  -------------  ----------------  --------------  ---------  --------
Premier Portfolio-
Institutional Class $ 10,351,853 33,253,013  $(39,538,885)  $             --  $    4,065,981  $ 148,386  $     --

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $25,685,687 and $92,224,268, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            At the request of the Trustees, AIM recovered third party research credits during the nine months ended September 30, 2005, in the amount of $5,875. These research credits were recorded as realized gains.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment
securities                                         $     15,860,682
Aggregate unrealized (depreciation) of investment
securities                                               (6,741,442)
                                                   ----------------
Net unrealized appreciation of investment
securities                                         $      9,119,240
                                                   ================

Cost of investments for tax purposes is $113,247,769.

                        AIM V.I. GLOBAL HEALTH CARE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VIGHC-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                              SHARES                                      VALUE
                                                                              ------                                      -----
DOMESTIC COMMON STOCKS--69.03%
BIOTECHNOLOGY--14.70%
Abgenix, Inc.                                        (a)                           39,490                                $   500,733
Amgen Inc.                                           (a)                          127,166                                 10,131,315
ARIAD Pharmaceuticals, Inc.                          (a)                           55,712                                    413,940
Biogen Idec Inc.                                     (a)                          121,527                                  4,797,886
Coley Pharmaceutical Group, Inc.                     (a)                           18,214                                    331,495
Cubist Pharmaceuticals, Inc.                         (a)                          144,709                                  3,117,032
DOV Pharmaceutical, Inc.                             (a)                            9,568                                    162,465
Indevus Pharmaceuticals, Inc.                        (a)                          244,899                                    705,309
Keryx Biopharmaceuticals, Inc.                       (a)                           29,386                                    463,123
Nabi Biopharmaceuticals                              (a)                           99,069                                  1,297,804
Protein Design Labs, Inc.                            (a)                          408,672                                 11,442,816
Rigel Pharmaceuticals, Inc.                          (a)                           31,445                                    747,448
Serologicals Corp.                                   (a)                           91,378                                  2,061,488
Tercica, Inc.                                        (a)                           29,163                                    328,959
Theravance, Inc.                                     (a)                           24,242                                    510,052
ZymoGenetics, Inc.                                   (a)                           20,357                                    335,890
                                                                                                                         -----------
                                                                                                                          37,347,755
                                                                                                                         ===========

HEALTH CARE EQUIPMENT--17.94%
Advanced Medical Optics, Inc.                        (a)                           25,334                                    961,425
ATS Medical, Inc.                                    (a)(b)                       132,467                                    490,128
Bard (C.R.), Inc.                                                                   9,951                                    657,065
Baxter International Inc.                                                          32,221                                  1,284,651
Beckman Coulter, Inc.                                                              46,380                                  2,503,592
Becton, Dickinson and Co.                                                          12,628                                    662,086
Biomet, Inc.                                                                       34,439                                  1,195,378
Cytyc Corp.                                          (a)                           72,325                                  1,941,926
Dionex Corp.                                         (a)                           45,211                                  2,452,697
EPIX Pharmaceuticals Inc.                            (a)(b)                        36,811                                    283,445
Fisher Scientific International Inc.                 (a)                           30,695                                  1,904,625
Guidant Corp.                                                                      23,341                                  1,607,961
IntraLase Corp.                                      (a)                            6,812                                    100,204
Medtronic, Inc.                                                                   130,100                                  6,975,962
SonoSite, Inc.                                       (a)                          115,209                                  3,419,403
St. Jude Medical, Inc.                               (a)                          206,169                                  9,648,709
Symmetry Medical Inc.                                (a)                            5,664                                    134,237
Thermo Electron Corp.                                (a)                           97,504                                  3,012,874
Varian Inc.                                          (a)                           70,195                                  2,409,092
Varian Medical Systems, Inc.                         (a)                           37,966                                  1,500,037
Vnus Medical Technologies                            (a)(b)                        51,429                                    535,890
Waters Corp.                                         (a)                           45,236                                  1,881,818
                                                                                                                         -----------
                                                                                                                          45,563,205
                                                                                                                         ===========

                                                                                                                         MARKET
                                                                              SHARES                                      VALUE
                                                                              ------                                      -----
HEALTH CARE FACILITIES--3.94%
Community Health Systems, Inc.                       (a)                          142,954                               $  5,548,045
HCA Inc.                                                                           22,730                                  1,089,222
Kindred Healthcare, Inc.                             (a)                           82,012                                  2,443,958
Triad Hospitals, Inc.                                (a)                           20,435                                    925,092
                                                                                                                        ------------
                                                                                                                          10,006,317
                                                                                                                        ============

HEALTH CARE SERVICES--4.18%
Caremark Rx, Inc.                                    (a)                           29,234                                  1,459,654
DaVita, Inc.                                         (a)                           21,582                                    994,283
HMS Holdings Corp.                                   (a)                          272,301                                  1,887,046
Pharmaceutical Product Development, Inc.             (a)                          109,132                                  6,276,181
                                                                                                                        ------------
                                                                                                                          10,617,164
                                                                                                                        ============

HEALTH CARE SUPPLIES--0.41%
Gen-Probe Inc.                                       (a)                            8,091                                    400,100
Immucor, Inc.                                        (a)                           23,398                                    642,041
                                                                                                                        ------------
                                                                                                                           1,042,141
                                                                                                                        ============

MANAGED HEALTH CARE--10.11%
Aetna Inc.                                                                         33,673                                  2,900,592
CIGNA Corp.                                                                        22,841                                  2,692,040
Coventry Health Care, Inc.                           (a)                           23,342                                  2,007,879
Health Net, Inc.                                     (a)                           61,762                                  2,922,578
Humana Inc.                                          (a)                           20,127                                    963,681
PacifiCare Health Systems, Inc.                      (a)                           88,086                                  7,027,501
WellPoint, Inc.                                      (a)                           94,368                                  7,154,982
                                                                                                                        ------------
                                                                                                                          25,669,253
                                                                                                                        ============

PHARMACEUTICALS--17.16%
AtheroGenics, Inc.                                   (a)                           32,832                                    526,297
Forest Laboratories, Inc.                            (a)                           60,465                                  2,356,321
Impax Laboratories, Inc.                             (a)                           54,564                                    661,861
IVAX Corp.                                           (a)                           26,251                                    691,976
Johnson & Johnson                                                                   4,592                                    290,582
Lilly (Eli) and Co.                                                               121,301                                  6,492,029
Medicines Co. (The)                                  (a)                           33,215                                    764,277
Medicis Pharmaceutical Corp.-Class A                 (b)                          117,015                                  3,810,008
MGI Pharma, Inc.                                     (a)                           55,518                                  1,294,125
Pfizer Inc.                                                                       522,767                                 13,053,492
Salix Pharmaceuticals, Ltd.                          (a)                           14,236                                    302,515
Sepracor Inc.                                        (a)                           35,656                                  2,103,347
Taro Pharmaceutical Industries Ltd.                  (a)                           34,929                                    898,723
Wyeth                                                                             212,363                                  9,826,036
XenoPort, Inc.                                       (a)                           29,661                                    489,406
                                                                                                                        ------------
                                                                                                                          43,560,995
                                                                                                                        ============

SPECIALTY STORES--0.59%
PETCO Animal Supplies, Inc.                          (a)                           70,788                                  1,497,874
                                                                                   ======                               ============

Total Domestic Common Stocks
(Cost $155,885,621)                                                                                                      175,304,704
                                                                                                                        ============

                                                                                                                         MARKET
                                                                              SHARES                                      VALUE
                                                                              ------                                      -----
FOREIGN STOCKS & OTHER EQUITY INTERESTS--28.13%
CANADA--1.39%
QLT Inc. (Biotechnology)                             (a)                          461,864                               $  3,542,497
                                                                                  =======                               ============

DENMARK--1.52%
Novo Nordisk A.S.-Class B (Pharmaceuticals)          (c)                           78,064                                  3,863,829
                                                                                   ======                               ============

FRANCE--3.53%
Sanofi-Aventis-ADR (Pharmaceuticals)                                              215,806                                  8,966,739
                                                                                  =======                               ============

GERMANY--0.52%
Merck KGaA (Pharmaceuticals)                         (c)                           15,679                                  1,320,902
                                                                                   ======                               ============

ISRAEL--0.24%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                  18,600                                    621,612
                                                                                   ======                               ============

JAPAN--7.55%
Astellas Pharma Inc. (Pharmaceuticals)               (c)                          165,062                                  6,237,268
Eisai Co., Ltd. (Pharmaceuticals)                    (c)                          240,078                                 10,301,174
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals)    (c)                           70,526                                    897,851
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)    (c)                           11,480                                    298,303
Shionogi & Co., Ltd. (Pharmaceuticals)               (c)                          104,842                                  1,432,614
                                                                                                                        ------------
                                                                                                                          19,167,210
                                                                                                                        ============

NETHERLANDS--0.20%
Akzo Nobel N.V.-ADR (Diversifed Chemicals)                                         11,479                                    501,058
                                                                                   ======                               ============

SWITZERLAND--10.71%
Novartis A.G.-ADR (Pharmaceuticals)                                               141,195                                  7,200,945
Roche Holding A.G. (Pharmaceuticals)                 (c)                          143,878                                 19,993,690
                                                                                                                        ------------
                                                                                                                          27,194,635
                                                                                                                        ============

UNITED KINGDOM--2.47%
Shire Pharmaceuticals Group PLC-ADR (Pharmaceuticals)                             169,446                                  6,267,808
                                                                                  =======                                  =========

Total Foreign Stocks & Other Equity Interests
(Cost $65,452,135)                                                                                                        71,446,290
                                                                                                                          ==========

MONEY MARKET FUNDS--1.84%
Premier Portfolio-Institutional Class (Cost
$4,677,492                                           (d)                        4,677,492                                  4,677,492
                                                                                =========                                  =========
TOTAL INVESTMENTS--99.00% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $226,015,248)                                                                                              251,428,486
                                                                                                                         ===========

                                                                                                                         MARKET
                                                                              SHARES                                      VALUE
                                                                              ------                                      -----
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--1.00%
Premier Portfolio-Institutional Class                (d)(e)                     2,533,560                              $   2,533,560
                                                                                =========                              =============

Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $2,533,560)                                                                                                          2,533,560
                                                                                                                       =============

TOTAL INVESTMENTS--100.00%
(Cost $228,548,808)                                                                                                    $ 253,962,046
                                                                                                                       =============

      Investment Abbreviations:

      ADR American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $44,345,631, which represented 17.46% of the Fund's Total Investments. See
      Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.
            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES
The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                           UNREALIZED
                       MARKET VALUE    PURCHASES AT    PROCEEDS FROM      APPRECIATION    MARKET VALUE      DIVIDEND      REALIZED
FUND                     12/31/04          COST            SALES         (DEPRECIATION)     09/30/05         INCOME      GAIN (LOSS)
----                     --------          ----            -----         --------------     --------         ------      -----------
Premier Portfolio-
Institutional Class    $17,415,842     $92,311,724     $(105,050,074)          $--          $4,677,492      $287,684         $--
                       ===========     ===========     =============           ===          ==========      ========         ===


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                           UNREALIZED
                       MARKET VALUE    PURCHASES AT    PROCEEDS FROM      APPRECIATION    MARKET VALUE      DIVIDEND      REALIZED
FUND                     12/31/04          COST            SALES         (DEPRECIATION)     09/30/05         INCOME*     GAIN (LOSS)
----                     --------          ----            -----         --------------     --------         -------     -----------
Premier Portfolio-
Institutional Class    $ 3,476,275     $ 42,032,785    $ (42,975,500)          $--          $2,533,560      $13,747          $--
                       -----------     ------------    -------------           ---          ----------      --------         ---
   TOTAL               $20,892,117     $134,344,509    $(148,025,574)          $--          $7,211,052      $301,431         $--
                       ===========     ============    =============           ===          ==========      ========         ===

----------

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
      At September 30, 2005, securities with an aggregate value of $2,444,461 were on loan to brokers. The loans were secured by cash collateral of $2,533,560 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $13,747 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------

                                            CALL OPTION CONTRACTS
                                --------------------------------------------
                                     NUMBER OF                   PREMIUMS
                                     CONTRACTS                   RECEIVED
                                -------------------          ---------------
Beginning of period                        --                    $     --
Written                                   369                      56,755
Closed                                   (169)                    (20,356)
Exercised                                (200)                    (36,399)
                                        -----                    --------
End of period                              --                    $     --
                                        =====                    ========

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $165,203,600 and $272,622,862, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities         $ 37,254,151
Aggregate unrealized (depreciation) of investment securities        (11,987,222)
                                                                   ------------
Net unrealized appreciation of investment securities               $ 25,266,929
                                                                   ============
Cost of investments for tax purposes is $228,695,117.

                       AIM V.I. GOVERNMENT SECURITIES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIGOV-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                     PRINCIPAL            MARKET
                                                                      AMOUNT              VALUE
                                                                  --------------       ------------
U.S. MORTGAGE-BACKED SECURITIES--63.19%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--18.89%

Pass Through Ctfs.,
 6.00%, 11/01/08 to 11/01/34                            (a)       $   15,862,831       $ 16,279,335
 6.50%, 12/01/08 to 02/01/35                            (a)           50,133,338         51,761,126
 7.00%, 11/01/10 to 05/01/35                            (a)           35,204,208         36,876,450
 8.00%, 07/01/15 to 05/01/32                            (a)           12,520,443         13,450,712
 5.00%, 05/01/18                                        (a)            9,316,861          9,301,841
 4.50%, 05/01/19                                        (a)           15,063,125         14,765,608
 10.50%, 08/01/19                                       (a)               19,132             21,122
 8.50%, 09/01/20 to 08/01/31                            (a)            2,456,779          2,675,697
 10.00%, 03/01/21                                       (a)              297,757            331,201
 9.00%, 06/01/21                                        (a)            1,656,607          1,798,493
 7.05%, 05/20/27                                        (a)            1,010,889          1,057,589
 7.50%, 09/01/30 to 12/01/34                            (a)            6,897,606          7,315,485
 5.50%, 10/01/33 to 01/01/34                            (a)            5,465,218          5,470,405
Pass Through Ctfs., TBA,
 4.50%, 10/01/20                                        (a)(b)         9,500,000          9,304,062
 5.00%, 10/01/20                                        (a)(b)         8,732,000          8,710,170
                                                                                       ------------
                                                                                        179,119,296
                                                                                       ============

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--
29.89%

Pass Through Ctfs.,
 7.50%, 11/01/09 to 09/01/35                            (a)           20,495,928         21,771,562
 6.50%, 10/01/10 to 07/01/35                            (a)           50,498,037         52,233,654
 7.00%, 12/01/10 to 09/01/35                            (a)           69,426,386         72,803,209
 8.00%, 06/01/12 to 08/01/32                            (a)           14,691,572         15,697,322
 8.50%, 06/01/12 to 10/01/33                            (a)            8,542,813          9,313,200
 10.00%, 09/01/13 to 03/01/16                           (a)              287,251            312,534
 6.00%, 06/01/16 to 02/01/34                            (a)           45,734,234         47,046,241
 5.00%, 11/01/17 to 08/01/33                            (a)            2,669,813          2,665,594
 5.50%, 02/01/18                                        (a)            4,992,051          5,094,451
 6.75%, 07/01/24                                        (a)            2,800,942          2,929,298
 6.95%, 10/01/25 to 09/01/26                            (a)              307,486            323,073
Pass Through Ctfs., TBA,
 5.00%, 10/01/20                                        (a)(b)         2,873,250          2,866,067
 5.50%, 10/01/20                                        (a)(b)        19,642,268         19,930,764
 6.00%, 10/01/35                                        (a)(b)        29,920,200         30,425,103
                                                                                       ------------
                                                                                        283,412,072
                                                                                       ============

                                                                         PRINCIPAL             MARKET
                                                                          AMOUNT                VALUE
                                                                      ---------------       -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--14.41%

Pass Through Ctfs.,
 7.50%, 03/15/08 to 07/15/32                            (a)           $     1,590,910       $   1,687,820
 9.00%, 09/15/08 to 09/20/17                            (a)                   417,419             452,774
 6.50%, 09/20/08 to 04/15/35                            (a)                58,817,576          61,481,120
 11.00%, 10/15/15                                       (a)                     3,034               3,352
 9.50%, 09/15/16                                        (a)                     4,404               4,852
 10.50%, 09/15/17 to 11/15/19                           (a)                     5,779               6,535
 10.00%, 06/15/19                                       (a)                   113,894             127,835
 7.00%, 07/15/19 to 01/15/35                            (a)                 7,437,401           7,831,537
 8.00%, 07/15/24 to 11/15/31                            (a)                 1,774,441           1,912,867
 8.50%, 02/15/25 to 04/15/31                            (a)                 2,626,539           2,857,484
 6.95%, 08/20/25 to 08/20/27                            (a)                 2,626,992           2,756,052
 6.00%, 06/15/31 to 01/15/35                            (a)                14,162,368          14,551,610
Pass Through Ctfs., TBA,
 5.00%, 10/01/35                                        (a)(b)(c)          19,116,000          18,918,866
 5.50%, 10/01/35                                        (a)(b)(c)          23,820,283          24,043,598
                                                                                            -------------
                                                                                              136,636,302
                                                                                            =============

Total U.S. Mortgage-Backed Securities
(Cost $606,209,060)                                                                           599,167,670

U.S. GOVERNMENT AGENCY SECURITIES--18.76%

FEDERAL FARM CREDIT BANK--2.66%

Bonds,
 6.00%, 06/11/08                                        (a)                 2,600,000           2,703,636
 5.75%, 01/18/11                                        (a)                 2,000,000           2,112,640
Medium Term Notes,
 5.75%, 12/07/28                                        (a)                 5,500,000           6,097,630
Unsec. Bonds,
 7.25%, 06/12/07                                        (a)                13,625,000          14,261,151
                                                                                            -------------
                                                                                               25,175,057
                                                                                            =============

FEDERAL HOME LOAN BANK (FHLB)--9.42%

Unsec. Bonds,
 6.50%, 11/15/05                                                              275,000             275,410
 7.25%, 02/15/07                                        (a)                   895,000             929,198
 4.88%, 05/15/07                                        (a)(d)              4,000,000           4,032,280
 3.50%, 11/15/07                                        (a)                 4,650,000           4,567,881
 4.50%, 02/15/08 to 08/08/08                            (a)                29,375,000          29,265,881
 5.75%, 10/27/10                                        (a)                31,555,000          32,109,283
 6.00%, 12/23/11                                        (a)(d)             18,000,000          18,184,140
                                                                                            -------------
                                                                                               89,364,073
                                                                                            =============

                                                                       PRINCIPAL                MARKET
                                                                        AMOUNT                  VALUE
                                                                    ---------------          ------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--
4.25%

Unsec. Global Notes,
 5.13%, 10/15/08                                        (a)         $     4,000,000          $  4,079,880
 4.79%, 08/04/10                                        (a)               6,195,000             6,156,157
 4.75%, 12/08/10                                        (a)              30,000,000            30,029,400
                                                                                             ------------
                                                                                               40,265,437
                                                                                             ============

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--
0.72%

Unsec. Bonds,
 7.05%, 10/30/15                                        (a)               1,700,000             1,796,509
Unsec. Global Bonds,
 6.63%, 11/15/30                                        (a)                 700,000               869,869
Unsec. Notes,
 5.00%, 12/15/08                                        (a)               3,300,000             3,307,656
Unsec. Sub. Disc. Deb.,
 7.37%, 10/09/19                                        (a)(e)            1,800,000               880,326
                                                                                             ------------
                                                                                                6,854,360
                                                                                             ============
PRIVATE EXPORT FUNDING COMPANY--0.47%

Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09                                        (a)               2,701,000             2,910,166
Series J, Sec. Gtd. Notes,
 7.65%, 05/15/06                                        (a)               1,500,000             1,531,920
                                                                                             ------------
                                                                                                4,442,086
                                                                                             ============

TENNESSEE VALLEY AUTHORITY--1.24%

Series A, Bonds,
 6.79%, 05/23/12                                        (a)               5,000,000             5,622,500
Series G, Global Bonds,
 5.38%, 11/13/08                                        (a)               6,000,000             6,165,540
                                                                                             ------------
                                                                                               11,788,040
                                                                                             ============

Total U.S. Government Agency Securities (Cost
$178,809,718)                                                                                 177,889,053

U.S. TREASURY SECURITIES--10.39%

U.S. TREASURY NOTES--9.14%

 4.63%, 05/15/06                                        (a)              14,375,000            14,423,300
 2.38%, 08/31/06                                        (a)               7,500,000             7,384,575
 3.88%, 07/31/07                                        (a)               4,100,000             4,078,229
 4.00%, 11/15/12                                        (a)               1,480,000             1,456,187
4.25%, 08/15/13 to 08/15/15                             (a) (d)          59,700,000            59,350,084
                                                                                             ------------
                                                                                               86,692,375
                                                                                             ============

                                                                         PRINCIPAL                 MARKET
                                                                          AMOUNT                   VALUE
                                                                      ---------------        ---------------
U.S. TREASURY BONDS--1.07%

 9.25%, 02/15/16                                        (a)           $       550,000        $       769,401
7.50%, 11/15/16 to 11/15/24                             (a)                 6,050,000              7,996,850
 7.63%, 02/15/25                                        (a)                   550,000                759,346
 6.88%, 08/15/25                                        (a)                   500,000                644,610
                                                                                             ---------------
                                                                                                  10,170,207
                                                                                             ===============
U.S. TREASURY STRIPS--0.18%

 6.79%, 11/15/18                                        (a)(e)              3,005,000              1,643,344

Total U.S. Treasury Securities (Cost $97,874,067)                                                 98,505,926

                                                                          SHARES
                                                                      ---------------
MONEY MARKET FUNDS--7.66%
Government & Agency Portfolio-Institutional Class
(Cost $ 72,673,691)                                     (f)                72,673,691             72,673,691

TOTAL INVESTMENTS--100.00%  (Cost $955,566,536)                                              $   948,236,340

Investment Abbreviations:

Ctfs.         Certificates
Deb.          Debentures
Disc.         Discounted
Gtd.          Guaranteed
Sec.          Secured
STRIPS        Separately Traded Registered Interest and Principal Security
Sub.          Subordinated
TBA           To Be Announced
Unsec.        Unsecured

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $875,287,239, which represented 92.31% of the Fund's Total Investments. See Note 1A.

(b)   Security purchased on forward commitment basis.

(c)   This security is subject to dollar roll transactions. See Note 1D.

(d) All or portion of principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at September 30, 3005. See Note 3.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                          UNREALIZED
                           MARKET VALUE    PURCHASES     PROCEEDS FROM   APPRECIATION   MARKET VALUE    DIVIDEND      REALIZED
                             12/31/04       AT COST          SALES      (DEPRECIATION)    09/30/05       INCOME     GAIN (LOSS)
                           -------------  ------------- --------------  -------------   ------------   -----------  -----------
FUND
Government & Agency        $  87,204,509  $ 435,039,795 $ (449,570,613) $          --   $ 72,673,691   $ 1,683,440  $        --
Portfolio-Institutional
Class

NOTE 3 - BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $672,711,219 and $501,664,838, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $      2,212,232
Aggregate unrealized (depreciation) of investment securities                     (9,746,600)
                                                                           ----------------
Net unrealized appreciation (depreciation) of investment securities        $     (7,534,368)
                                                                           ================
Cost of investments for tax purposes is $955,770,708.

                              AIM V.I. GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIGRO-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                     MARKET
                                                                                  SHARES             VALUE
                                                                                  ------             -----
COMMON STOCKS & OTHER EQUITY INTERESTS--99.27%
ADVERTISING--0.53%

Omnicom Group Inc.                                                                   20,392          $ 1,705,383
                                                                                     ======          ===========

AEROSPACE & DEFENSE--2.64%

Boeing Co. (The)                                                                     75,270            5,114,596
General Dynamics Corp.                                                               28,226            3,374,418
                                                                                     ------            ---------
                                                                                                       8,489,014
                                                                                                       =========

APPAREL RETAIL--0.91%

Chico's FAS, Inc.                                                (a)                 80,000            2,944,000
                                                                                     ======            =========

APPLICATION SOFTWARE--1.95%

Amdocs Ltd.                                                      (a)                225,809            6,261,684
                                                                                    =======            =========

ASSET MANAGEMENT & CUSTODY BANKS--0.96%

Legg Mason, Inc.                                                                     28,226            3,096,110
                                                                                     ======            =========

BIOTECHNOLOGY--3.84%

Amgen Inc.                                                       (a)                 72,917            5,809,297
Genzyme Corp.                                                    (a)                 23,500            1,683,540
Gilead Sciences, Inc.                                            (a)                 99,732            4,862,932
                                                                                     ------            ---------
                                                                                                      12,355,769
                                                                                                      ==========

BROADCASTING & CABLE TV--0.82%

XM Satellite Radio Holdings Inc.-Class A                         (a)                 74,000            2,657,340
                                                                                     ======            =========

COMMUNICATIONS EQUIPMENT--4.40%

Cisco Systems, Inc.                                              (a)                183,470            3,289,617
QUALCOMM Inc.                                                                       242,744           10,862,794
                                                                                    -------           ----------
                                                                                                      14,152,411
                                                                                                      ==========

COMPUTER & ELECTRONICS RETAIL--1.11%

Best Buy Co., Inc.                                                                   81,856            3,563,192
                                                                                     ======            =========

COMPUTER HARDWARE--3.65%

Apple Computer, Inc.                                             (a)                120,000            6,433,200
Dell Inc.                                                        (a)                155,000            5,301,000
                                                                                    -------            ---------
                                                                                                      11,734,200
                                                                                                      ==========

COMPUTER STORAGE & PERIPHERALS--1.85%

EMC Corp.                                                        (a)                461,026            5,965,676
                                                                                    =======            =========

CONSUMER FINANCE--0.94%

American Express Co.                                                                 52,689            3,026,456
                                                                                     ======            =========

DATA PROCESSING & OUTSOURCED SERVICES--0.63%

Alliance Data Systems Corp.                                      (a)                 51,748            2,025,934
                                                                                     ======            =========

                                                                                                     MARKET
                                                                                  SHARES             VALUE
                                                                                  ------             -----
DEPARTMENT STORES--3.31%

Federated Department Stores, Inc.                                                    45,162          $ 3,019,983
J.C. Penney Co., Inc.                                                                65,861            3,123,129
Nordstrom, Inc.                                                                     131,000            4,495,920
                                                                                    -------            ---------
                                                                                                      10,639,032
                                                                                                      ==========

DIVERSIFIED BANKS--0.74%

Bank of America Corp.                                                                56,452            2,376,629
                                                                                     ======            =========

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.90%
Cendant Corp.                                                                       141,000            2,910,240
                                                                                    =======            =========

DRUG RETAIL--0.85%

CVS Corp.                                                                            94,087            2,729,464
                                                                                     ======            =========

FOOTWEAR--1.46%

NIKE, Inc.-Class B                                                                   57,393            4,687,860
                                                                                     ======            =========

GENERAL MERCHANDISE STORES--1.46%

Target Corp.                                                                         90,323            4,690,473
                                                                                     ======            =========

HEALTH CARE EQUIPMENT--1.18%

Bard (C.R.), Inc.                                                                    37,635            2,485,039
Varian Medical Systems, Inc.                                     (a)                 32,930            1,301,064
                                                                                     ------            ---------
                                                                                                       3,786,103
                                                                                                       =========

HEALTH CARE FACILITIES--1.68%

HCA Inc.                                                                            112,904            5,410,360
                                                                                    =======            =========

HEALTH CARE SERVICES--1.17%

Caremark Rx, Inc.                                                (a)                 75,270            3,758,231
                                                                                     ======            =========

HEALTH CARE SUPPLIES--1.98%

Alcon, Inc. (Switzerland)                                                            49,866            6,376,864
                                                                                     ======            =========

HOME IMPROVEMENT RETAIL--1.67%

Home Depot, Inc. (The)                                                              140,609            5,362,827
                                                                                    =======            =========

HOMEBUILDING--1.73%

D.R. Horton, Inc.                                                                    68,791            2,491,610
Pulte Homes, Inc.                                                                    71,506            3,069,038
                                                                                     ------            ---------
                                                                                                       5,560,648
                                                                                                       =========

HOTELS, RESORTS & CRUISE LINES--0.65%

Hilton Hotels Corp.                                                                  94,087            2,100,022
                                                                                     ======            =========

HOUSEWARES & SPECIALTIES--0.83%

Fortune Brands, Inc.                                                                 33,000            2,683,890
                                                                                     ======            =========

INDUSTRIAL CONGLOMERATES--3.72%

Textron Inc.                                                                         46,430            3,329,960
Tyco International Ltd.                                                             310,000            8,633,500
                                                                                    -------            ---------
                                                                                                      11,963,460
                                                                                                      ==========

                                                                                                     MARKET
                                                                                  SHARES             VALUE
                                                                                  ------             -----
INDUSTRIAL MACHINERY--0.50%

Danaher Corp.                                                                        30,108          $ 1,620,714
                                                                                     ======          ===========

INTEGRATED OIL & GAS--1.85%

ConocoPhillips                                                                       85,000            5,942,350
                                                                                     ======            =========

INTERNET RETAIL--2.29%

Amazon.com, Inc.                                                 (a)                 75,270            3,409,731
eBay Inc.                                                        (a)                 95,969            3,953,923
                                                                                     ------            ---------
                                                                                                       7,363,654
                                                                                                       =========

INTERNET SOFTWARE & SERVICES--4.14%

Google Inc.-Class A                                              (a)                 16,465            5,210,514
Yahoo! Inc.                                                      (a)                239,922            8,118,960
                                                                                    -------            ---------
                                                                                                      13,329,474
                                                                                                      ==========

INVESTMENT BANKING & BROKERAGE--4.21%

Goldman Sachs Group, Inc. (The)                                                      75,270            9,151,327
Lehman Brothers Holdings Inc.                                                        37,635            4,383,725
                                                                                     ------            ---------
                                                                                                      13,535,052
                                                                                                      ==========

MANAGED HEALTH CARE--6.03%

Aetna Inc.                                                                          117,609           10,130,839
CIGNA Corp.                                                                          42,339            4,990,075
WellPoint, Inc.                                                  (a)                 56,452            4,280,191
                                                                                     ------            ---------
                                                                                                      19,401,105
                                                                                                      ==========

MOVIES & ENTERTAINMENT--0.53%

Pixar                                                            (a)                 38,576            1,717,018
                                                                                     ======            =========

MULTI-LINE INSURANCE--1.13%

Hartford Financial Services Group, Inc. (The)                                        47,043            3,630,308
                                                                                     ======            =========

OIL & GAS EQUIPMENT & SERVICES--3.13%

BJ Services Co.                                                                     159,948            5,756,528
National-Oilwell Varco Inc.                                      (a)                 65,861            4,333,654
                                                                                     ------            ---------
                                                                                                      10,090,182
                                                                                                      ==========

OIL & GAS REFINING & MARKETING --0.83%

Valero Energy Corp.                                                                  23,522            2,659,397
                                                                                     ======            =========

PERSONAL PRODUCTS--1.70%

Gillette Co. (The)                                                                   94,087            5,475,863
                                                                                     ======            =========

PHARMACEUTICALS-5.23%

Johnson & Johnson                                                                   127,017            8,037,636
Novartis A.G.-ADR (Switzerland)                                                      65,861            3,358,911
Roche Holding A.G. (Switzerland)                                 (b)                 17,631            2,450,053
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                 79,974            2,958,238
                                                                                     ------            ---------
                                                                                                      16,804,838
                                                                                                      ==========

PROPERTY & CASUALTY INSURANCE--1.13%

Allstate Corp. (The)                                                                 65,861            3,641,455
                                                                                     ======            =========

RAILROADS--0.93%

Burlington Northern Santa Fe Corp.                                                   50,000            2,990,000
                                                                                     ======            =========

                                                                                                     MARKET
                                                                                  SHARES             VALUE
                                                                                  ------             -----
RESTAURANTS--0.91%

Yum! Brands, Inc.                                                                    60,404          $ 2,924,158
                                                                                     ======          ===========

SEMICONDUCTOR EQUIPMENT--0.78%

KLA-Tencor Corp.                                                                     51,748            2,523,232
                                                                                     ======            =========

SEMICONDUCTORS--7.90%

Analog Devices, Inc.                                                                221,104            8,211,803
Marvell Technology Group Ltd. (Singapore)                        (a)                 75,270            3,470,700
Microchip Technology Inc.                                                           136,426            4,109,151
National Semiconductor Corp.                                                        240,000            6,312,000
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Taiwan)                            404,574            3,325,598
                                                                                    -------            ---------
                                                                                                      25,429,252
                                                                                                      ==========

SPECIALIZED FINANCE--0.79%

Chicago Mercantile Exchange Holdings Inc.                                             7,527            2,538,857
                                                                                      =====            =========

SPECIALTY CHEMICALS--1.63%

Ecolab Inc.                                                                          84,678            2,703,769
Rohm and Haas Co.                                                                    61,500            2,529,495
                                                                                     ------            ---------
                                                                                                       5,233,264
                                                                                                       =========

SPECIALTY STORES--1.56%

Office Depot, Inc.                                               (a)                169,356            5,029,873
                                                                                    =======            =========

SYSTEMS SOFTWARE--3.57%

Oracle Corp.                                                     (a)                470,435            5,828,690
Symantec Corp.                                                   (a)                250,000            5,665,000
                                                                                    -------            ---------
                                                                                                      11,493,690
                                                                                                      ==========

THRIFTS & MORTGAGE FINANCE--0.94%

MGIC Investment Corp.                                                                47,043            3,020,161
                                                                                     ======            =========

Total Common Stocks & Other Equity Interests
(Cost $254,684,817)                                                                                  319,407,169
                                                                                                     ===========

MONEY MARKET FUNDS--0.73%

Liquid Assets Portfolio-Institutional Class                      (c)              1,167,229            1,167,229
                                                                                  ---------            ---------
STIC Prime Portfolio-Institutional Class                         (c)              1,167,229            1,167,229
                                                                                  =========            =========

Total Money Market Funds (Cost $2,334,458)                                                             2,334,458
                                                                                                       =========

TOTAL INVESTMENTS--100.00%  (Cost $257,019,275)                                                      321,741,627
                                                                                                     ===========


      Investment Abbreviations:

      ADR                         American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2005 represented 0.76% of the Fund's Total Investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                             CHANGE IN
                   MARKET                                    UNREALIZED       MARKET                 REALIZED
                    VALUE     PURCHASES       PROCEEDS      APPRECIATION       VALUE     DIVIDEND      GAIN
FUND              12/31/04     AT COSTS      FROM SALES    (DEPRECIATION)    09/30/05     INCOME      (LOSS)
----              --------     --------      ----------    --------------    --------     ------      ------
Liquid Assets
Portfolio-
Institutional
Class           $ 2,220,563  $ 50,946,858  $ (52,000,192)  $     --        $ 1,167,229  $  25,017    $     --
STIC Prime
Portfolio-
Institutional
Class             2,220,563    50,946,858    (52,000,192)        --          1,167,229     25,114          --
                -----------  ------------  --------------  --------------  -----------  ---------    --------
     TOTAL      $ 4,441,126  $ 101,893,71  $ (104,000,384  $     --        $ 2,334,458  $  50,131    $     --
                ===========  ============  ==============  ==============  ===========  =========    ========

NOTE 3 - OPTION CONTRACTS WRITTEN


                            TRANSACTIONS DURING THE PERIOD
                            ------------------------------
                                                    CALL OPTION CONTRACTS
                                                    ---------------------
                                       NUMBER OF CONTRACTS        PREMIUMS RECEIVED
                                       -------------------        -----------------
Beginning of period                             --                   $     --
Written                                        915                    186,369
Closed                                        (735)                  (141,781)
Expired                                       (180)                   (44,588)
                                              -----                  ---------
End of period                                   --                   $     --
                                              =====                  =========


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $252,641,764 and $323,087,358, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
        ------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $     66,656,254
Aggregate unrealized (depreciation) of investment securities               (3,586,029)
                                                                      ----------------
Net unrealized appreciation of investment securities                  $     63,070,225
                                                                      ================
Cost of investments for tax purposes is $258,671,402.

NOTE 5 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Growth Fund ("Selling Fund") a series of AIM Variable Insurance Funds, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("Buying Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

         The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                            AIM V.I. HIGH YIELD FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIHYI-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                      --------------   ------------
BONDS & NOTES--92.63%

ADVERTISING--0.19%

Lamar Media Corp., Sr. Sub. Notes,
6.63%, 08/15/15 (Acquired 08/09/05;
Cost $103,000)                          (a)(b)        $      103,000   $    105,060

AEROSPACE & DEFENSE--2.26%

Argo-Tech Corp., Sr. Unsec. Gtd.
Global Notes, 9.25%, 06/01/11           (a)                  151,000        160,060

Armor Holdings, Inc., Sr. Sub.
Global Notes, 8.25%, 08/15/13           (a)                  159,000        172,515

DRS Technologies, Inc., Sr. Unsec.
Sub. Global Notes, 6.88%, 11/01/13      (a)                  184,000        179,400

Hexcel Corp., Sr. Unsec. Sub. Global
Notes, 6.75%, 02/01/15                  (a)                  147,000        146,265

L-3 Communications Corp., Sr. Sub.
Notes, 6.38%, 10/15/15 (Acquired
07/27/05; Cost $102,063)                (a)(b)               103,000        104,030

L-3 Communications Corp., Sr. Unsec.
Gtd. Sub. Global Notes, 6.13%,
01/15/14                                (a)                  329,000        329,822

Orbital Sciences Corp.-Series B, Sr.
Global Notes, 9.00%, 07/15/11           (a)                   64,000         70,080

Standard Aero Holdings, Inc., Sr.
Sub. Notes, 8.25%, 09/01/14
(Acquired 08/17/04; Cost $80,000)       (a)(b)                80,000         77,800
                                                                       ------------
                                                                          1,239,972
                                                                       ============

AIR FREIGHT & LOGISTICS--0.35%

Park-Ohio Industries Inc., Sr.
Unsec. Gtd. Sub. Global Notes,
8.38%, 11/15/14                         (a)                  222,000        193,695

AIRLINES--0.20%

Northwest Airlines Corp., Sr. Unsec.
Gtd. Notes, 8.88%, 06/01/06             (a)(c)               383,000        111,070

ALTERNATIVE CARRIERS--0.45%

Empresa Brasileira de
Telecommunicacoes S.A.-Series B
(Brazil), Gtd. Global Notes, 11.00%,
12/15/08                                (a)                  216,000        247,590

ALUMINUM--0.20%

Century Aluminum Co., Sr. Unsec.
Gtd. Global Notes, 7.50%, 08/15/14      (a)                  103,000        106,605

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                      --------------   ------------
APPAREL, ACCESSORIES & LUXURY

GOODS--2.29%

Broder Bros. Co.-Series B, Sr.
Unsec. Gtd. Global Notes, 11.25%,
10/15/10                                (a)           $      351,000   $    349,245

Levi Strauss & Co., Sr. Unsec.
Unsub. Floating Rate Global Notes,
8.25%, 04/01/12                         (a)(d)               310,000        311,550

Perry Ellis International,
Inc.-Series B, Sr. Sub. Global
Notes, 8.88%, 09/15/13                  (a)                  212,000        218,890

Quiksilver, Inc., Sr. Notes, 6.88%,
04/15/15 (Acquired
07/14/05-07/19/05; Cost $282,953)       (a)(b)               282,000        273,540

Warnaco Inc., Sr. Unsec. Global
Notes, 8.88%, 06/15/13                  (a)                   92,000        100,280
                                                                       ------------
                                                                          1,253,505
                                                                       ============

AUTO PARTS & EQUIPMENT--1.25%

Accuride Corp., Sr. Unsec. Gtd. Sub.
Global Notes, 8.50%, 02/01/15           (a)                  147,000        144,795

Autocam Corp., Sr. Unsec. Gtd. Sub.
Global Notes, 10.88%, 06/15/14          (a)                   91,000         62,335

Delphi Corp., Global Notes, 6.55%,
06/15/06                                (a)                  354,000        259,305

TRW Automotive Inc., Sr. Global
Notes, 9.38%, 02/15/13                  (a)                  198,000        215,820
                                                                       ------------
                                                                            682,255
                                                                       ============

AUTOMOBILE MANUFACTURERS--0.61%

General Motors Acceptance Corp.,
Global Notes, 5.63%, 05/15/09           (a)                  155,000        143,156

General Motors Acceptance
Corp.-Series GM, Sr. Medium Term
Notes, 6.31%, 11/30/07                  (a)                  198,000        193,200
                                                                       ------------
                                                                            336,356
                                                                       ============

BROADCASTING & CABLE TV--6.61%

Adelphia Communications Corp., Sr.
Unsec. Notes, 10.88%, 10/01/10          (a)(c)               818,000        621,680

Allbritton Communications Co., Sr.
Unsec. Sub. Global Notes, 7.75%,
12/15/12                                (a)                  204,000        204,510

Cablevision Systems Corp.-Series B,
Sr. Floating Rate Global Notes,
7.89%, 04/01/09                         (a)(e)                95,000         98,325

CCH LLC, Sr. Sec. Gtd. Notes,
11.00%, 10/01/15 (Acquired 09/28/05;
Cost $127,070)                          (a)(b)               131,000        128,380

Charter Communications Holdings,
LLC/Charter Communications Holdings
Capital Corp., Sr. Unsec. Global
Notes, 11.13%, 01/15/11                 (a)                   56,000         43,680

Charter Communications Holdings,
LLC/Charter Communications Holdings
Capital Corp., Sr. Unsec. Notes,
9.92%, 04/01/11                         (a)                   41,000         30,340

Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp., Sr. Second Lien
Notes, 8.00%, 04/30/12 (Acquired
05/11/04-07/09/04; Cost $215,825)       (a)(b)               223,000        225,230

CSC Holdings, Inc.-Series B, Sr.
Unsec. Notes, 7.63%, 04/01/11           (a)                  382,000        378,180

Echostar DBS Corp., Sr. Unsec. Gtd.
Global Notes, 5.75%, 10/01/08           (a)                  341,000        338,869

Granite Broadcasting Corp., Sr. Sec.
Global Notes, 9.75%, 12/01/10           (a)                  291,000        268,447

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                      --------------   ------------
BROADCASTING & CABLE TV - (CONTINUED)

Intelsat Ltd. (Bermuda), Sr. Notes,
8.25%, 01/15/13 (Acquired
06/14/05-08/29/05; Cost $270,423)       (a)(b)        $      262,000   $    264,620

Mediacom Broadband LLC, Sr. Notes,
8.50%, 10/15/15 (Acquired 08/16/05;
Cost $152,458)                          (a)(b)               155,000        150,350

Pegasus Communications Corp.-Series
B, Sr. Notes, 9.63%, 10/15/05           (a)(c)               310,000         80,600

Rainbow National Services LLC, Sr.
Notes, 8.75%, 09/01/12 (Acquired
08/13/04; Cost $256,515)                (a)(b)               258,000        276,060

Videotron Ltee (Canada), Sr. Unsec.
Gtd. Global Notes, 6.88%, 01/15/14      (a)                  167,000        172,427

XM Satellite Radio Inc., Sr. Sec.
Global Notes, 12.00%, 06/15/10          (a)                  297,000        340,807
                                                                       ------------
                                                                          3,622,505
                                                                       ============

BUILDING PRODUCTS--0.26%

Nortek, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 8.50%, 09/01/14           (a)                  155,000        144,150

CASINOS & GAMING--3.51%

Aztar Corp., Sr. Sub. Global Notes,
7.88%, 06/15/14                         (a)                  190,000        199,500

Boyd Gaming Corp., Sr. Sub. Global
Notes, 6.75%, 04/15/14                  (a)                  317,000        321,755

Isle of Capri Casinos, Inc., Sr.
Unsec. Gtd. Sub. Global Notes,
7.00%, 03/01/14                         (a)                  294,000        283,710

Las Vegas Sands Corp., Sr. Notes,
6.38%, 02/15/15                         (a)                  131,000        126,906

MGM Mirage, Sr. Notes, 6.63%,
07/15/15 (Acquired 06/09/05; Cost
$258,000)                               (a)(b)               258,000        257,355

Penn National Gaming, Inc., Sr. Sub.
Notes, 6.75%, 03/01/15                  (a)                  199,000        197,010

Pinnacle Entertainment, Inc., Sr.
Unsec. Gtd. Sub. Global Notes,
8.25%, 03/15/12                         (a)                  298,000        298,745

Poster Financial Group Inc., Sr.
Sec. Global Notes, 8.75%, 12/01/11      (a)                  104,000        107,640

Seneca Gaming Corp., Sr. Global
Notes, 7.25%, 05/01/12                  (a)                  124,000        127,720
                                                                       ------------
                                                                          1,920,341
                                                                       ============

COAL & CONSUMABLE FUELS--0.30%

James River Coal Co., Sr. Notes,
9.38%, 06/01/12                         (a)                  155,000        166,625

COMMERCIAL PRINTING--0.14%

American Color Graphics Inc., Sr.
Sec. Global Notes, 10.00%, 06/15/10     (a)                  104,000         77,740

                                                         PRINCIPAL        MARKET
                                                           AMOUNT         VALUE
                                                      --------------   ------------
COMMODITY CHEMICALS--2.23%

BCP Crystal US Holdings Corp., Sr.
Sub. Global Notes, 9.63%, 06/15/14      (a)           $      111,000   $    124,597

Equistar Chemicals L.P./Equistar
Funding Corp., Sr. Unsec. Gtd.
Global Notes, 10.13%, 09/01/08          (a)                  347,000        376,495

Millennium America Inc., Sr. Unsec.
Gtd. Global Notes, 9.25%, 06/15/08      (a)                  401,000        435,085

Montell Finance Co. B.V.
(Netherlands), Unsec. Gtd. Deb.,
8.10%, 03/15/27 (Acquired
01/06/05-05/04/05; Cost $281,370)       (a)(b)               297,000        287,347
                                                                       ------------
                                                                          1,223,524
                                                                       ============

COMMUNICATIONS EQUIPMENT--0.30%

Superior Essex Communications
LLC/Essex Group Inc., Sr. Global
Notes, 9.00%, 04/15/12                  (a)                  163,000        165,445

CONSTRUCTION & ENGINEERING--0.27%

Great Lakes Dredge & Dock Corp., Sr.
Unsec. Gtd. Sub. Global Notes,
7.75%, 12/15/13                         (a)                  156,000        146,250

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.34%

Case New Holland Inc., Sr. Gtd.
Global Notes, 9.25%, 08/01/11           (a)                  155,000        164,687

Manitowoc Co., Inc. (The), Sr.
Unsec. Gtd. Sub. Global Notes,
10.50%, 08/01/12                        (a)                  115,000        129,087

Navistar International Corp., Sr.
Unsec. Gtd. Global Notes, 6.25%,
03/01/12                                (a)                  306,000        292,230

Terex Corp., Sr. Unsec. Gtd. Sub.
Global Notes, 9.25%, 07/15/11           (a)                  370,000        399,600

Wabtec Corp., Sr. Unsec. Gtd. Global
Notes, 6.88%, 07/31/13                  (a)                  290,000        297,250
                                                                       ------------
                                                                          1,282,854
                                                                       ============

CONSTRUCTION MATERIALS--1.21%

Goodman Global Holding Co., Inc.,
Sr. Sub. Notes, 7.88%, 12/15/12
(Acquired 12/15/04-07/08/05; Cost
$294,005)                               (a)(b)               314,000        285,740

RMCC Acquistion Co., Sr. Sub. Notes,
9.50%, 11/01/12 (Acquired 10/28/04;
Cost $163,000)                          (a)(b)               163,000        168,297

Texas Industries, Inc., Sr. Notes,
7.25%, 07/15/13 (Acquired 06/29/05;
Cost $24,000)                           (a)(b)                24,000         25,260

U.S. Concrete, Inc., Sr. Unsec. Gtd.
Sub. Global Notes, 8.38%, 04/01/14      (a)                  180,000        182,250
                                                                       ------------
                                                                            661,547
                                                                       ============

CONSUMER FINANCE--1.16%

Dollar Financial Group, Inc., Sr.
Gtd. Global Notes, 9.75%, 11/15/11      (a)                  441,000        458,640

Ford Motor Credit Co., Notes,
6.63%, 06/16/08                         (a)                  179,000        175,533
                                                                       ------------
                                                                            634,173
                                                                       ============

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
DISTILLERS & VINTNERS--0.32%

Constellation Brands, Inc.-Series B,
Sr. Gtd. Sub. Notes, 8.13%, 01/15/12    (a)           $      163,000   $    172,780

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.18%

Ahern Rentals Inc., Sr. Sec. Notes,
9.25%, 08/15/13 (Acquired 08/11/05;
Cost $52,000)                           (a)(b)                52,000         53,430

Corrections Corp. of America, Sr.
Unsec. Gtd. Sub. Global Notes,
6.25%, 03/15/13                         (a)                  171,000        170,145

GEO Group, Inc. (The), Sr. Unsec.
Global Notes, 8.25%, 07/15/13           (a)                  143,000        142,642

United Rentals North America Inc.,
Sr. Sub. Global Notes, 7.75%,
11/15/13                                (a)                   12,146         11,842

United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.50%,
02/15/12                                (a)                  275,000        266,063
                                                                       ------------
                                                                            644,122
                                                                       ============

DIVERSIFIED METALS & MINING--0.18%

Southern Peru Copper Corp., Notes,
7.50%, 07/27/35 (Acquired 07/20/05;
Cost $102,089)                          (a)(b)               103,000        100,811

DRUG RETAIL--1.47%

Jean Coutu Group (PJC) Inc. (The)
(Canada), Sr. Sub. Global Notes,
8.50%, 08/01/14                         (a)                  377,000        377,000

Jean Coutu Group (PJC) Inc. (The)
(Canada), Sr. Unsec. Global Notes,
7.63%, 08/01/12                         (a)                   48,000         49,200

Rite Aid Corp., Sr. Sec. Gtd. Second
Lien Global Notes, 8.13%, 05/01/10      (a)                  103,000        105,575

Rite Aid Corp., Unsec. Notes, 6.13%,
12/15/08 (Acquired 09/15/05; Cost
$100,179)                               (a)(b)               107,000        101,650

Rite Aid Corp., Sr. Unsec. Unsub.
Notes, 7.13%, 01/15/07                  (a)                  167,000        169,087
                                                                       ------------
                                                                            802,512
                                                                       ============

ELECTRIC UTILITIES--5.71%

Allegheny Energy Supply Co., LLC,
Unsec. Global Notes, 7.80%, 03/15/11    (a)                  284,000        312,755

LSP Energy L.P./LSP Batesville
Funding Corp.-Series C, Sr. Sec.
Bonds, 7.16%, 01/15/14                  (a)                  199,120        207,585

Midwest Generation, LLC, Sr. Sec.
Second Priority Putable Global
Notes, 8.75%, 05/01/14                  (a)                  250,000        280,625

Midwest Generation, LLC-Series B.,
Global Asset-Backed Pass Through
Ctfs., 8.56%, 01/02/16                  (a)                  381,296        419,686

Mission Energy Holding Co., Sr. Sec.
Global Notes, 13.50%, 07/15/08          (a)                  561,000        661,279

NRG Energy, Inc., Sr. Sec. Gtd.
Global Notes, 8.00%, 12/15/13           (a)                  367,541        393,268

Reliant Energy Inc., Sr. Sec.
Global Notes, 9.25%, 07/15/10           (a)                  218,000        237,620

9.50%, 07/15/13                         (a)                  203,000        225,330

Reliant Energy Inc., Sr. Sec. Gtd.
Notes, 6.75%, 12/15/14                  (a)                  167,000        164,077

Reliant Energy Mid-Atlantic Power
Holdings, LLC-Series B, Sr. Unsec.
Asset-Backed Pass Through Ctfs.,
9.24%, 07/02/17                         (a)                  151,785        170,228

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
ELECTRIC UTILITIES - (CONTINUED)

South Point Energy Center LLC/Broad
River Energy LLC/Rockgen Energy LLC,
Sec. Gtd. Notes, 8.40%, 05/30/12
(Acquired 06/29/05; Cost $57,401)       (a)(b)        $       60,802   $     57,156
                                                                       ------------
                                                                          3,129,609
                                                                       ============

ELECTRONIC MANUFACTURING
SERVICES--0.47%

Sanmina-SCI Corp., Unsec. Gtd. Sub
Global Notes, 6.75%, 03/01/13           (a)                  267,000        254,317

ENVIRONMENTAL & FACILITIES
SERVICES--0.56%

Allied Waste North America,
Inc.-Series B, Sr. Sec. Gtd. Global
Notes, 8.50%, 12/01/08                  (a)                  294,000        307,230

FERTILIZERS & AGRICULTURAL
CHEMICALS--0.39%

IMC Global Inc., Sr. Unsec. Global
Notes, 10.88%, 08/01/13                 (a)                  180,000        211,950

FOOD RETAIL--0.20%

Ahold Finance USA, Inc., Sr. Unsec.
Gtd. Unsub. Notes, 8.25%, 07/15/10      (a)                  100,000        109,500

FOREST PRODUCTS--1.25%

Ainsworth Lumber Co. Ltd. (Canada),
Sr. Unsec. Global Notes, 6.75%,
03/15/14                                (a)                  239,000        218,685

Ainsworth Lumber Co. Ltd. (Canada),
Sr. Unsec. Yankee Notes, 6.75%,
03/15/14                                (a)                  198,000        180,180

Millar Western Forest Products Ltd.
(Canada), Sr. Unsec. Global Notes,
7.75%, 11/15/13                         (a)                  332,000        283,860
                                                                       ------------
                                                                            682,725
                                                                       ============

GAS UTILITIES--0.24%

SEMCO Energy, Inc., Sr. Global
Notes, 7.75%, 05/15/13                  (a)                   68,000         71,400

SEMCO Energy, Inc., Sr. Unsec.
Global Notes, 7.13%, 05/15/08           (a)                   60,000         61,350
                                                                       ------------
                                                                            132,750
                                                                       ============

HEALTH CARE FACILITIES--3.15%

Concentra Operating Corp., Sr.
Unsec. Gtd. Sub. Global Notes,
9.13%, 06/01/12                         (a)                   91,000         95,550

HealthSouth Corp., Sr. Unsec.
Putable Global Notes, 8.38%,
01/02/09                                (a)                  852,000        815,790

Insight Health Services Corp., Sr.
Sec. Floating Rate Notes, 9.17%,
11/01/11 (Acquired 09/16/05; Cost
$158,205)                               (a)(b)(d)            159,000        156,615

Select Medical Corp., Sr. Unsec.
Gtd. Sub. Global Notes, 7.63%,
02/01/15                                (a)                  183,000        176,595

Tenet Healthcare Corp., Sr. Global
Notes, 9.88%, 07/01/14                  (a)                   72,000         75,690

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
HEALTH CARE FACILITIES - (CONTINUED)

Tenet Healthcare Corp., Sr. Unsec.
Notes, 6.38%, 12/01/11                  (a)           $      434,000   $    407,417
                                                                       ------------
                                                                          1,727,657
                                                                       ============

HEALTH CARE SERVICES--0.99%

Quintiles Transnational Corp., Sr.
Unsec. Sub. Global Notes, 10.00%,
10/01/13                                (a)                  199,000        224,870

Rural/Metro Corp., Sr. Sub. Notes,
9.88%, 03/15/15 (Acquired 02/28/05;
Cost $56,000)                           (a)(b)                56,000         59,220

Team Health, Inc., Sr. Sub. Global
Notes, 9.00%, 04/01/12                  (a)                  239,000        256,925
                                                                       ------------
                                                                            541,015
                                                                       ============

HEALTH CARE SUPPLIES--0.29%

Inverness Medical Innovations, Inc.,
Sr. Sub. Global Notes, 8.75%,
02/15/12                                (a)                  155,000        158,875

HOMEBUILDING--0.31%

Technical Olympic USA, Inc., Sr.
Unsec. Gtd. Global Notes, 9.00%,
07/01/10                                (a)                  163,000        168,297

HOTELS, RESORTS & CRUISE LINES--3.05%

Grupo Posadas S.A. de C.V. (Mexico),
Sr. Notes, 8.75%, 10/04/11 (Acquired
09/27/04; Cost $198,000)                (a)(b)               198,000        213,097

Intrawest Corp. (Canada), Sr. Unsec.
Global Notes, 7.50%, 10/15/13           (a)                  370,000        380,175

La Quinta Properties, Inc., Sr.
Global Notes, 8.88%, 03/15/11           (a)                   95,000        102,125

NCL Corp. (Bermuda), Sr. Notes,
11.63%, 07/15/14 (Acquired
07/06/05-09/08/05; Cost $304,075)       (a)(b)               286,000        303,160

Royal Caribbean Cruises Ltd., Sr.
Unsec. Global Notes, 8.00%, 05/15/10    (a)                   96,000        104,760

Royal Caribbean Cruises Ltd., Sr.
Unsec. Unsub. Global Notes, 8.75%,
02/02/11                                (a)                  358,000        405,435

Starwood Hotels & Resorts Worldwide,
Inc., Sr. Gtd. Global Notes, 7.88%,
05/01/12                                (a)                  147,000        162,435
                                                                       ------------
                                                                          1,671,187
                                                                       ============

HOUSEHOLD APPLIANCES--0.18%

Gregg Appliances Inc., Sr. Notes,
9.00%, 02/01/13 (Acquired 08/18/05;
Cost $100,168)                          (a)(b)               103,000         97,850

HOUSEHOLD PRODUCTS--0.50%

Spectrum Brands, Inc., Sr. Unsec.
Gtd. Sub. Global Notes, 7.38%,
02/01/15                                (a)                  301,000        270,900

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
HOUSEWARES & SPECIALTIES--0.40%

Ames True Temper Inc., Sr. Sub.
Global Notes, 10.00%, 07/15/12          (a)           $      107,000   $     84,797

Ames True Temper Inc., Sr. Unsec.
Gtd. Unsub. Floating Rate Global
Notes, 7.60%, 01/15/12                  (a)(d)               143,000        135,135
                                                                       ------------
                                                                            219,932
                                                                       ============

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--3.69%

AES Corp. (The), Sr. Unsec. Unsub.
Notes, 7.75%, 03/01/14                  (a)                  766,000        823,450

AES Red Oak LLC-Series A, Sr. Sec.
Bonds, 8.54%, 11/30/19                  (a)                  355,229        399,634

Calpine Canada Energy Finance ULC
(Canada), Sr. Unsec. Gtd. Notes,
8.50%, 05/01/08                         (a)                   68,000         41,480

Calpine Corp., Sr. Sec. Notes,
8.75%, 07/15/13 (Acquired
07/10/03-05/11/04; Cost $192,708)       (a)(b)               211,000        149,810

Calpine Corp., Sr. Unsec. Notes,
8.75%, 07/15/07                         (a)                  231,000        146,685

Calpine Generating Co., LLC, Sec.
Floating Rate Global Notes, 9.44%,
04/01/10                                (a)(f)               211,000        215,748

CMS Energy Corp., Sr. Unsec. Unsub.
Notes, 8.90%, 07/15/08                  (a)                  223,000        242,513
                                                                       ------------
                                                                          2,019,320
                                                                       ============

INDUSTRIAL MACHINERY--0.93%

Aearo Co. I, Sr. Sub. Global Notes,
8.25%, 04/15/12                         (a)                  112,000        112,280

Columbus McKinnon Corp., Sr. Sub.
Notes, 8.88%, 11/01/13 (Acquired
08/16/05; Cost $103,000)                (a)(b)               103,000        103,000

Valmont Industries, Inc., Sr. Gtd.
Sub. Global Notes, 6.88%, 05/01/14      (a)                  144,000        147,960

Wolverine Tube, Inc., Sr. Notes,
7.38%, 08/01/08 (Acquired
10/20/03-09/16/05; Cost $147,801)       (a)(b)               171,000        147,915
                                                                       ------------
                                                                            511,155
                                                                       ============

INTEGRATED OIL & GAS--0.92%

Petrobras International Finance Co.
(Brazil), Sr. Unsec. Unsub. Global
Notes, 9.13%, 07/02/13                  (a)                  432,000        505,440

INTEGRATED TELECOMMUNICATION
SERVICES--2.75%

LCI International, Inc., Sr. Notes,
7.25%, 06/15/07                         (a)                  494,000        484,738

Madison River Capital LLC/Madison
River Finance Corp., Sr. Unsec.
Notes, 13.25%, 03/01/10                 (a)                  192,000        205,079

Qwest Capital Funding, Inc., Unsec.
Gtd. Global Notes, 7.00%, 08/03/09      (a)                  223,000        219,655

7.25%, 02/15/11                         (a)                   80,000         76,600

Qwest Communications International,
Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 7.25%, 02/15/11                  (a)                  262,000        256,760

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
INTEGRATED TELECOMMUNICATION SERVICES
- (CONTINUED)

Qwest Corp., Sr. Unsec. Global
Notes, 7.88%, 09/01/11                  (a)           $      251,000   $    263,550
                                                                       ------------
                                                                          1,506,382
                                                                       ============

INVESTMENT BANKING & BROKERAGE--0.29%

E*Trade Financial Corp., Sr. Notes,
7.38%, 09/15/13 (Acquired 09/14/05;
Cost $159,000)                          (a)(b)               159,000        160,590

IT CONSULTING & OTHER SERVICES--0.20%

Telcordia Technologies, Inc., Sr.
Sub. Notes, 10.00%, 03/15/13
(Acquired 03/11/05; Cost $115,000)      (a)(b)               115,000        110,688

METAL & GLASS CONTAINERS--3.04%

Constar International Inc., Sr. Sub.
Notes, 11.00%, 12/01/12                 (a)                  112,000         70,000

Crown European Holdings S.A.
(France), Sr. Sec. Second Lien
Global Notes, 9.50%, 03/01/11           (a)                  119,000        131,049

Greif, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 8.88%, 08/01/12           (a)                  413,000        441,910

Owens-Brockway Glass Container Inc.,
Sr. Sec. Gtd. Global Notes,
7.75%, 05/15/11                         (a)                  171,000        178,268

8.75%, 11/15/12                         (a)                  203,000        220,255

Owens-Brockway Glass Container Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%,
05/15/13                                (a)                   96,000         99,840

Pliant Corp., Sr. Sec. PIK Notes,
11.63%, 06/15/09 (Acquired
05/06/05-06/01/05; Cost $307,822)       (a)(b)               294,177        311,828

Pliant Corp., Sr. Sec. Second Lien
Global Notes, 11.13%, 09/01/09          (a)                   72,000         62,280

U.S. Can Corp., Sr. Sec. Gtd. Global
Notes 10.88%, 07/15/10                  (a)                  148,000        151,700
                                                                       ------------
                                                                          1,667,130
                                                                       ============

MOVIES & ENTERTAINMENT--1.13%

AMC Entertainment Inc., Sr. Unsec.
Sub. Global Notes, 8.00%, 03/01/14      (a)                  100,000         88,500

AMC Entertainment Inc., Sr. Unsec.
Sub. Global Notes, 9.88%, 02/01/12      (a)                  258,000        250,260

River Rock Entertainment Authority,
Sr. Notes, 9.75%, 11/01/11              (a)                  104,000        115,960

Warner Music Group, Sr. Sub. Global
Notes, 7.38%, 04/15/14                  (a)                  163,000        164,834
                                                                       ------------
                                                                            619,554
                                                                       ============

OIL & GAS DRILLING--0.25%

Parker Drilling Co., Sr. Unsec. Gtd.
Floating Rate Global Notes, 8.62%,
09/01/10                                (a)(d)               131,000        136,076

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
OIL & GAS EQUIPMENT & SERVICES--1.45%

CHC Helicopter Corp. (Canada), Sr.
Sub. Global Notes, 7.38%, 05/01/14      (a)           $      210,000   $    216,300

Hanover Compressor Co., Sr. Notes,
9.00%, 06/01/14                         (a)                   91,000        101,465

Hornbeck Offshore Services Inc., Sr.
Notes, 6.13%, 12/01/14 (Acquired
09/29/05; Cost $129,025)                (a)(b)               130,000        129,675

Key Energy Services, Inc., Sr.
Notes, 6.38%, 05/01/13                  (a)                  347,000        347,000
                                                                       ------------
                                                                            794,440
                                                                       ============

OIL & GAS EXPLORATION &
PRODUCTION--1.00%

Clayton Williams Energy, Inc., Sr.
Notes, 7.75%, 08/01/13 (Acquired
07/14/05-08/29/05; Cost $260,784)       (a)(b)               262,000        258,725

Paramount Resources Ltd. (Canada),
Sr. Unsec. Unsub. Yankee Notes,
8.50%, 01/31/13                         (a)                  149,000        154,215

Stone Energy Corp., Sr. Unsec. Sub.
Global Notes, 6.75%, 12/15/14           (a)                   56,000         55,720

Whiting Petroleum Corp., Sr. Sub.
Notes, 7.00%, 02/01/14 (Acquired
09/28/05; Cost $80,000)                 (a)(b)                80,000         81,300
                                                                       ------------
                                                                            549,960
                                                                       ============

OIL & GAS REFINING & MARKETING --1.83%

CITGO Petroleum Corp., Sr. Unsec.
Global Notes, 6.00%, 10/15/11           (a)                  412,000        414,060

Premcor Refining Group Inc. (The),
Sr. Unsec. Global Notes, 7.50%,
06/15/15                                (a)                   92,000         99,544

United Refining Co., Sr. Gtd. Unsec.
Global Notes, 10.50%, 08/15/12          (a)                  460,000        489,900
                                                                       ------------
                                                                          1,003,504
                                                                       ============

OIL & GAS STORAGE &
TRANSPORTATION--3.34%

El Paso CGP Co., Unsec. Notes,
7.75%, 06/15/10                         (a)                  437,000        447,925

El Paso Production Holding Co., Sr.
Unsec. Gtd. Global Notes, 7.75%,
06/01/13                                (a)                  180,000        189,675

Inergy L.P./Inergy Finance Corp.,
Sr. Notes, 6.88%, 12/15/14 (Acquired
12/17/04; Cost $80,000)                 (a)(b)                80,000         77,400

MarkWest Energy Partners,
L.P./MarkWest Energy Finance Corp.,
Sr. Notes, 6.88%, 11/01/14 (Acquired
10/19/04-10/20/04; Cost $295,903)       (a)(b)               294,000        291,060

Pacific Energy Partners,
L.P./Pacific Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.13%,
06/15/14                                (a)                  127,000        132,398

Sonat Inc., Sr. Unsec. Notes,
7.63%, 07/15/11                         (a)                  492,000        501,840

Southern Natural Gas Co., Sr. Global
Notes, 8.88%, 03/15/10                  (a)                   28,000         30,450

Williams Cos., Inc. (The), Notes,
7.13%, 09/01/11                         (a)                  151,000        158,173
                                                                       ------------
                                                                          1,828,921
                                                                       ============

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
PACKAGED FOODS & MEATS--0.53%

Del Monte Foods Co., Sr. Unsec. Sub.
Global Notes, 8.63%, 12/15/12           (a)           $      112,000   $    120,960

Smithfield Foods, Inc., Sr. Global
Notes, 7.00%, 08/01/11                  (a)                  167,000        171,175
                                                                       ------------
                                                                            292,135
                                                                       ============

PAPER PACKAGING--0.33%

Jefferson Smurfit Corp. (U.S.), Sr.
Unsec. Gtd. Unsub. Global Notes,
7.50%, 06/01/13                         (a)                  199,000        179,100

PAPER PRODUCTS--4.21%

Boise Cascade LLC, Sr. Unsec. Gtd.
Sub. Global Notes, 7.13%, 10/15/14      (a)                  297,000        282,893

Bowater Inc., Global Notes, 6.50%,
06/15/13                                (a)                  425,000        398,969

Cascades Inc. (Canada), Sr. Unsec.
Global Notes, 7.25%, 02/15/13           (a)                  354,000        347,805

Cellu Tissue Holdings, Inc., Sec.
Gtd. Global Notes, 9.75%, 03/15/10      (a)                  282,000        284,820

Domtar Inc. (Canada), Yankee Notes,
7.13%, 08/15/15                         (a)                  103,000         95,018

Fraser Papers Inc. (Canada), Sr.
Unsec. Gtd. Notes, 8.75%, 03/15/15
(Acquired 03/10/05; Cost $171,000)      (a)(b)               171,000        153,045

Georgia-Pacific Corp., Sr. Gtd.
Global Notes, 7.38%, 07/15/08           (a)                   80,000         84,500

Georgia-Pacific Corp., Sr. Unsec.
Gtd. Global Notes, 8.88%, 02/01/10      (a)                  258,000        288,315

Mercer International Inc., Sr.
Global Notes, 9.25%, 02/15/13           (a)                  167,000        142,785

Neenah Paper Inc., Sr. Unsec. Gtd.
Global Notes, 7.38%, 11/15/14           (a)                  124,000        119,970

Tembec Industries Inc. (Canada), Sr.
Unsec. Gtd. Global Notes, 8.50%,
02/01/11                                (a)                    8,609          5,671

Tembec Industries Inc. (Canada), Sr.
Unsec. Gtd. Yankee Notes, 8.63%,
06/30/09                                (a)                  151,000        103,435
                                                                       ------------
                                                                          2,307,226
                                                                       ============

PERSONAL PRODUCTS--1.32%

NBTY Inc., Sr. Sub. Notes, 7.13%,
10/01/15 (Acquired 09/16/05; Cost
$157,596)                               (a)(b)               159,000        156,615

Playtex Products, Inc., Sr. Sec.
Global Notes, 8.00%, 03/01/11           (a)                  322,000        341,320

Revlon Consumer Products Corp., Sr.
Unsec. Sub. Notes, 8.63%, 02/01/08      (a)                  233,000        222,515
                                                                       ------------
                                                                            720,450
                                                                       ============

PHARMACEUTICALS--0.87%

Athena Neurosciences Finance, LLC,
Sr. Unsec. Gtd. Unsub. Notes, 7.25%,
02/21/08                                (a)                   76,000         73,910

Elan Finance PLC/Elan Finance Corp.
(United Kingdom), Sr. Notes, 7.75%,
11/15/11 (Acquired 11/10/04; Cost
$56,000)                                (a)(b)                56,000         49,630

Valeant Pharmaceuticals
International, Sr. Unsec. Global
Notes, 7.00%, 12/15/11                  (a)                  355,000        352,338
                                                                       ------------
                                                                            475,878
                                                                       ============

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
PUBLISHING--0.50%

Dex Media Inc., Unsec Disc. Global
Notes, 9.00%, 11/15/13                  (a)(g)        $      159,000   $    125,809

PRIMEDIA Inc., Sr. Global Notes,
8.00%, 05/15/13                         (a)                  148,000        149,480
                                                                       ------------
                                                                            275,289
                                                                       ============

RAILROADS--1.89%

Grupo Transportacion Ferroviaria
Mexicana, S.A. de C.V. (Mexico), Sr.
Gtd. Yankee Notes, 10.25%, 06/15/07     (a)                  482,000        518,753

Grupo Transportacion Ferroviaria
Mexicana, S.A. de C.V. (Mexico), Sr.
Notes, 9.38%, 05/01/12 (Acquired
04/13/05-06/28/05; Cost $304,730)       (a)(b)               302,000        332,200

Kansas City Southern Railroad, Sr.
Unsec. Gtd. Global Notes, 9.50%,
10/01/08                                (a)                  167,000        183,700
                                                                       ------------
                                                                          1,034,653
                                                                       ============

REAL ESTATE--0.83%

Host Marriott
L.P.-Series G, Sr. Gtd. Global Notes,
9.25%, 10/01/07                         (a)                  139,000        148,730

iStar Financial Inc., Sr. Unsec.
Notes, 6.50%, 12/15/13                  (a)                  211,000        218,948

Ventas Realty L.P./Ventas Capital
Corp., Sr. Unsec. Gtd. Global Notes,
8.75%, 05/01/09                         (a)                   80,000         86,800
                                                                       ------------
                                                                            454,478
                                                                       ============

REGIONAL BANKS--0.29%

Western Financial Bank, Unsec. Sub.
Deb., 9.63%, 05/15/12                   (a)                  136,000        157,080

RESTAURANTS--0.26%

Landry's Restaurants, Inc.-Series B,
Sr. Unsec. Gtd. Unsub. Global Notes,
7.50%, 12/15/14                         (a)                  151,000        144,205

SEMICONDUCTOR EQUIPMENT--0.00%

Amkor Technology, Inc., Sr. Unsec.
Global Notes, 7.75%, 05/15/13           (a)                      146            125

SEMICONDUCTORS--1.69%

Advanced Micro Devices, Inc., Sr.
Unsec. Global Notes, 7.75%, 11/01/12    (a)                  380,000        392,350

MagnaChip Semiconductor
S.A./MagnaChip Semiconductor Finance
Co., Sr. Unsec. Sub. Notes, 8.00%,
12/15/14                                (a)                   56,000         51,520

STATS ChipPAC Ltd. (Singapore),
Notes, 7.50%, 07/19/10 (Acquired
07/12/05; Cost $52,000)                 (a)(b)                52,000         52,780

STATS ChipPAC Ltd. (Singapore), Sr.
Unsec. Gtd. Global Notes, 6.75%,
11/15/11                                (a)                  207,000        201,308

Viasystems Inc., Sr. Unsec. Sub.
Global Notes, 10.50%, 01/15/11          (a)                  232,000        229,680
                                                                       ------------
                                                                            927,638
                                                                       ============

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
SPECIALIZED CONSUMER SERVICES--0.20%

Coinmach Corp., Sr. Unsec. Gtd.
Global Notes, 9.00%, 02/01/10           (a)           $       56,000   $     57,400

Mac-Gray Corp., Sr. Notes, 7.63%,
08/15/15 (Acquired 08/10/05; Cost
$52,000)                                (a)(b)                52,000         53,300
                                                                       ------------
                                                                            110,700
                                                                       ============

SPECIALTY CHEMICALS--2.51%

Huntsman Advanced Materials, LLC,
Sr. Sec. Gtd. Global Notes, 11.00%,
07/15/10                                (a)                  135,000        151,875

Huntsman International LLC, Sr.
Unsec. Gtd. Global Notes, 9.88%,
03/01/09                                (a)                  409,000        434,563

Nalco Co., Sr. Unsec. Sub. Global
Notes, 8.88%, 11/15/13                  (a)                  239,000        246,170

OM Group, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 9.25%, 12/15/11           (a)                  263,000        269,575

PolyOne Corp., Sr. Unsec. Gtd.
Global Notes, 10.63%, 05/15/10          (a)                  171,000        177,413

Rhodia S.A. (France), Sr. Unsec.
Global Notes, 7.63%, 06/01/10           (a)                   96,000         93,600
                                                                       ------------
                                                                          1,373,196
                                                                       ============

SPECIALTY STORES--1.50%

Couche-Tard U.S. L.P./Couche-Tard
Finance Corp., Sr. Sub. Global
Notes, 7.50%, 12/15/13                  (a)                  136,000        141,100

Nebraska Book Co., Inc., Sr. Unsec.
Sub. Global Notes, 8.63%, 03/15/12      (a)                  163,000        154,035

Pantry, Inc. (The), Sr. Sub. Global
Notes, 7.75%, 02/15/14                  (a)                  295,000        296,475

Pep Boys (The)-Manny, Moe & Jack,
Sr. Unsec. Sub. Notes, 7.50%,
12/15/14                                (a)                  247,000        231,563
                                                                       ------------
                                                                            823,173
                                                                       ============

STEEL--0.58%

Chapparal Steel Co., Sr. Unsec.
Notes, 10.00%, 07/15/13 (Acquired
06/29/05; Cost $103,000)                (a)(b)               103,000        109,180

IPSCO Inc. (Canada), Sr. Global
Notes, 8.75%, 06/01/13                  (a)                  188,000        210,560
                                                                       ------------
                                                                            319,740
                                                                       ============

TEXTILES--0.35%

INVISTA Co., Sr. Notes, 9.25%,
05/01/12 (Acquired
06/17/04-07/20/04; Cost $177,069)       (a)(b)               175,000        191,625

TIRES & RUBBER--0.32%

Cooper-Standard Automotive Inc., Sr.
Unsec. Gtd. Sub. Global Notes,
8.38%, 12/15/14                         (a)                  208,000        175,760

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
                                                      --------------   ------------
WIRELESS TELECOMMUNICATION
SERVICES--6.64%

AirGate PCS, Inc., Sr. Sec. Gtd.
Floating Rate Global Notes, 7.35%,
10/15/11                                (a)(d)        $       84,000   $     87,465

Alamosa (Delaware), Inc., Sr. Unsec.
Gtd. Disc. Notes, 12.00%, 07/31/09      (a)(g)               122,000        135,725

American Tower Corp., Sr. Unsec.
Global Notes, 7.13%, 10/15/12           (a)                  269,000        283,795

Centennial Cellular Operating
Co./Centennial Communications Corp.,
Sr. Unsec. Gtd. Global Notes,
10.13%, 06/15/13                        (a)                  343,000        385,446

Dobson Communications Corp., Sr.
Floating Rate Notes, 8.10%, 10/15/12
(Acquired 09/07/05; Cost $103,000)      (a)(b)(d)            103,000        101,970

Dobson Communications Corp., Sr.
Global Notes, 8.88%, 10/01/13           (a)                  228,000        230,280

Innova, S. de R.L. (Mexico), Unsec.
Global Notes, 9.38%, 09/19/13           (a)                  447,000        510,251

iPCS, Inc., Sr. Unsec. Global Notes,
11.50%, 05/01/12                        (a)                  116,000        132,820

Nextel Communications, Inc.-Series
F, Sr. Unsec. Notes, 5.95%, 03/15/14    (a)                  262,000        269,043

Nextel Partners, Inc., Sr. Global
Notes, 8.13%, 07/01/11                  (a)                  199,000        215,915

Rogers Wireless Communications Inc.
(Canada), Sr. Sec. Global Notes,
7.25%, 12/15/12                         (a)                  139,000        147,340

Rural Cellular Corp., Sr. Unsec.
Global Notes, 9.88%, 02/01/10           (a)                  207,000        217,869

Rural Cellular Corp.-Series B, Sr.
Unsec. Sub. Notes, 9.63%, 05/15/08      (a)                  103,000        103,515

SBA Communications Corp., Sr. Unsec.
Global Notes, 8.50%, 12/01/12           (a)                  111,000        121,684

SBA Telecommunications, Inc./SBA
Communications Corp., Sr. Unsec.
Disc. Global Notes, 9.75%, 12/15/11     (a)(g)               433,000        400,525

UbiquiTel Operating Co., Sr. Global
Notes, 9.88%, 03/01/11                  (a)                   56,000         62,440

US Unwired Inc.-Series B, Sr. Sec.
First Priority Floating Rate Global
Notes, 8.12%, 06/15/10                  (a)(d)               167,000        172,595

US Unwired Inc.-Series B, Sr. Sec.
Second Priority Global Notes,
10.00%, 06/15/12                        (a)                   52,000         59,680
                                                                       ------------
                                                                          3,638,358
                                                                       ============

Total Bonds & Notes (Cost $50,027,828)                                   50,739,250
                                                                       ============

                                                              SHARES
                                                              ------
COMMON STOCKS & OTHER EQUITY
INTERESTS--2.96%

BROADCASTING & CABLE TV--0.75%

ONO Finance PLC (United
Kingdom)-Wts., expiring 05/31/09
(Acquired 10/08/99; Cost $0)            (b)(h)(i)                436              0

Telewest Global, Inc.                   (j)                   17,364        398,504

XM Satellite Radio Inc.-Wts.,
expiring 03/15/10                       (h)                      182         13,832
                                                                            -------
                                                                            412,336
                                                                            =======

                                                                          MARKET
                                                              SHARES       VALUE
                                                              ------   ------------
CONSTRUCTION MATERIALS--0.00%

Dayton Superior-Wts., expiring
06/15/09 (Acquired 08/07/00; Cost
$175)                                   (b)(h)(i)(k)             175   $          0

GENERAL MERCHANDISE STORES--0.00%

Travelcenters of America, Inc.-Wts.,
expiring 05/01/09                       (a)(h)                   238            298

Travelcenters of America, Inc.-Wts.,
expiring 05/01/09                       (a)(h)                    80            100
                                                                       ------------
                                                                                398
                                                                       ============

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.86%

AES Trust VII, $3.00 Conv. Pfd.                                9,645        469,229

INTEGRATED TELECOMMUNICATION
SERVICES--0.00%

McLeodUSA Inc.-Wts., expiring
04/16/07                                (h)                    6,646             53

NTELOS Inc.-Wts., expiring 08/15/10
(Acquired 07/21/00-11/15/00; Cost
$7,710)                                 (b)(i)(k)                832              0
                                                                       ------------
                                                                                 53
                                                                       ============

WIRELESS TELECOMMUNICATION
SERVICES--1.35%

Alamosa Holdings, Inc.-Series B,
$18.75 Conv. Pfd.                       (a)                      277        358,593

American Tower Corp.-Wts., expiring     (a)(b)(h)                584        204,044
08/01/08 (Acquired
01/22/03-04/29/03; Cost $36,839)

iPCS, Inc.                              (j)                    4,209        175,094
                                                                       ------------
                                                                            737,731
                                                                       ============

Total Common Stocks & Other Equity
Interests (Cost $1,000,464)                                               1,619,747
                                                                       ============

                                                         PRINCIPAL
                                                          AMOUNT
                                                      --------------
BUNDLED SECURITIES--1.19%

Targeted Return Index Securities
Index Trust-Series HY 2005-1, Sec.
Bonds, 7.65%, 06/15/15 (Acquired
07/20/05; Cost $672,450) (Cost
$671,617)                               (a)(b)        $      638,585        651,647

                                                             SHARES
                                                             -------
MONEY MARKET FUNDS--3.22%

Liquid Assets
Portfolio-Institutional Class           (l)                  882,668        882,668

STIC Prime Portfolio-Institutional
Class                                   (l)                  882,668        882,668
                                                                       ------------
Total Money Market Funds (Cost
$1,765,336)                                                               1,765,336
                                                                       ============

TOTAL INVESTMENTS--100.00%
(Cost $53,465,245)                                                     $ 54,775,980
                                                                       ============

Investment Abbreviations:

Conv.               Convertible
Ctfs.               Certificates
Deb.                Debentures
Disc.               Discounted
Gtd.                Guaranteed
Pfd.                Preferred
PIK                 Payment in Kind
Sec.                Secured
Sr.                 Senior
Sub.                Subordinated
Unsec.              Unsecured
Unsub.              Unsubordinated
Wts.                Warrants

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $51,953,932, which represented 94.85% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $7,650.086, which represented 13.97% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Defaulted security. Adelphia Communications Corp. and Northwest Airlines Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. is in default with respect to interest payments. The aggregate maket value of these securities at September 30, 2005 was $813,350, which represented 1.48% of the Fund's Total Investments.

(d) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(e) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.

(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(g) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2005 represented 0.00% of the Fund's Total Investments. See Note 1A.

(j)   Non-income producing security.

(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 represented 0.00% of the Fund's Total Investments.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                                       CHANGE IN
                                 MARKET                  PROCEEDS      UNREALIZED     MARKET              REALIZED
                                  VALUE     PURCHASES      FROM      APPRECIATION      VALUE    DIVIDEND    GAIN
FUND                            12/31/04     AT COST      SALES      (DEPRECIATION)  09/30/05    INCOME    (LOSS)
-----------------------------  ----------- ----------- ------------  -------------  ----------- --------  --------
Liquid Assets
Portfolio-Institutional Class  $ 3,812,208 $18,037,162 $(20,966,702) $          --  $   882,668 $ 37,772  $     --

STIC Prime
Portfolio-Institutional Class    3,812,208  18,037,162  (20,966,702)            --      882,668   38,194        --
                               ----------- ----------- ------------  -------------  ----------- --------  --------
   TOTAL                       $ 7,624,416 $36,074,324 $(41,933,404) $          --  $ 1,765,336 $ 75,966  $     --
                               =========== =========== ============  =============  =========== ========  ========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $34,225,582 and $68,344,576, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $107,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002 and $476,000 par value, Senior Unsecured Notes, 9.50%, which was due March 1, 2005. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $     2,555,174
Aggregate unrealized (depreciation) of investment securities              (1,366,257)
                                                                     ---------------
Net unrealized appreciation of investment securities                 $     1,188,917
                                                                     ===============
Cost of investments for tax purposes is $ 53,587,063.

                       AIM V.I. INTERNATIONAL GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIIGR-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                                        MARKET
                                                                                                  SHARES                VALUE
                                                                                               ------------        ---------------
FOREIGN STOCKS & OTHER EQUITY

INTERESTS--85.99%

AUSTRALIA--2.95%

BHP Billiton Ltd. (Diversified Metals & Mining)                                    (a)              433,700        $     7,397,755
Brambles Industries Ltd. (Diversified Commercial & Professional Services)          (a)(b)           339,100              2,297,322
Coca-Cola Amatil Ltd. (Soft Drinks)                                                (a)              264,800              1,600,451
QBE Insurance Group Ltd. (Property & Casualty Insurance)                           (a)(b)           194,100              2,767,268
                                                                                                                   ---------------
                                                                                                                        14,062,796
                                                                                                                   ===============

BELGIUM--2.06%

InBev N.V. (Brewers)                                                               (a)              122,200              4,842,419
KBC Groep N.V. (Diversified Banks)                                                 (a)               60,985              4,945,016
                                                                                                                   ---------------
                                                                                                                         9,787,435
                                                                                                                   ===============

BRAZIL--0.67%

Companhia de Bebidas das Americas-Pfd.-ADR (Brewers)                                                 85,300              3,171,454

CANADA--6.66%

Canadian National Railway Co. (Railroads)                                                            66,550              4,721,888
Canadian Natural Resources Ltd. (Oil & Gas Exploration
& Production)                                                                                        89,000              4,018,491
EnCana Corp. (Oil & Gas Exploration & Production)                                                    84,800              4,948,338
Manulife Financial Corp. (Life & Health Insurance)                                                  111,400              5,940,056
Power Corp. of Canada (Other Diversified Financial
Services)                                                                                            87,900              2,406,997
Shoppers Drug Mart Corp. (Drug Retail)                                                               77,400              2,735,876
Shoppers Drug Mart Corp. (Drug Retail)                                             (c)               25,000                883,681
Suncor Energy, Inc. (Integrated Oil & Gas)                                                          100,200              6,068,445
                                                                                                                   ---------------
                                                                                                                        31,723,772
                                                                                                                   ===============

CHINA--0.74%

Ping An Insurance (Group) Co. of China, Ltd.-Class H
(Life & Health Insurance)                                                          (a)              727,000              1,273,186
Shanghai Electric Group Co. Ltd.-Class H (Heavy
Electrical Equipment)                                                              (d)            6,600,000              2,233,366
                                                                                                                   ---------------
                                                                                                                         3,506,552
                                                                                                                   ===============

FRANCE--11.80%

AXA (Multi-Line Insurance)                                                         (a)               79,800              2,195,903
BNP Paribas S.A. (Diversified Banks)                                               (a)              102,090              7,770,076
Bouygues S.A. (Wireless Telecommunication Services)                                (a)               89,300              4,150,696
Pernod Ricard S.A. (Distillers & Vintners)                                         (a)(b)            26,697              4,709,259
Sanofi-Aventis (Pharmaceuticals)                                                   (a)               52,200              4,324,104

                                                                                                                        MARKET
                                                                                                 SHARES                 VALUE
                                                                                               ------------        ---------------
FRANCE- (CONTINUED)

Societe Generale (Diversified Banks)                                               (a)               45,300        $     5,176,873
Technip S.A. (Oil & Gas Equipment & Services)
(Acquired 12/16/04-12/20/04; Cost $1,816,177                                       (a)(e)            40,800              2,415,803
Total S.A (Integrated Oil & Gas)                                                   (a)               35,405              9,640,230
Veolia Environnement (Multi-Utilities)                                             (a)               48,450              2,048,861
Vinci S.A. (Construction & Engineering)                                            (a)               91,720              7,903,830
Vivendi Universal S.A. (Movies & Entertainment)                                    (a)              179,400              5,871,201
                                                                                                                   ---------------
                                                                                                                        56,206,836
                                                                                                                   ===============
GERMANY--4.33%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)                          (a)               25,550              4,449,763
Continental A.G. (Tires & Rubber)                                                  (a)               29,900              2,462,474
Henkel KGaA-Pfd. (Household Products)                                              (a)(b)            20,100              1,830,169
MAN A.G. (Industrial Machinery)                                                    (a)               43,000              2,208,934
Merck KGaA (Pharmaceuticals)                                                       (a)               38,700              3,260,342
Porsche A.G.-Pfd. (Automobile Manufacturers)                                       (a)                2,680              2,062,688
Puma A.G. Rudolf Dassler Sport (Footwear)                                          (a)(b)            15,979              4,340,084
                                                                                                                   ---------------
                                                                                                                        20,614,454
                                                                                                                   ===============

GREECE--1.49%

EFG Eurobank Ergasias (Diversified Banks)                                          (a)               61,300              1,905,155
OPAP S.A. (Casinos & Gaming)                                                       (a)              167,000              5,197,925
                                                                                                                   ---------------
                                                                                                                         7,103,080
                                                                                                                   ===============

HONG KONG--2.46%

Cheung Kong (Holdings) Ltd. (Real Estate Management
& Development)                                                                     (a)              294,000              3,330,300
Esprit Holdings Ltd. (Apparel Retail)                                              (a)              391,500              2,927,868

Hutchison Whampoa Ltd. (Industrial Conglomerates)                                  (a)              305,000              3,160,994
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)                (a)              222,000              2,306,461
                                                                                                                   ---------------
                                                                                                                        11,725,623
                                                                                                                   ===============

HUNGARY--1.18%

OTP Bank Rt. (Diversified Banks)                                                   (a)              142,300              5,595,988

INDIA--2.22%

Housing Development Finance Corp. Ltd. (Thrifts &
Mortgage Finance)                                                                                   118,364              2,799,616
Infosys Technologies Ltd. (IT Consulting & Other Services)                         (a)              135,180              7,766,617
                                                                                                                   ---------------
                                                                                                                        10,566,233
                                                                                                                   ===============

INDONESIA--0.01%

PT Lippo Bank Tbk (Diversified Banks)                                              (a)(d)           228,137                 34,215

                                                                                                                       MARKET
                                                                                                  SHARES                VALUE
                                                                                               ------------        ---------------
IRELAND--2.94%

Allied Irish Banks PLC (Diversified Banks)                                                          130,000        $     2,766,147
Anglo Irish Bank Corp. PLC (Diversified Banks)                                     (a)              555,742              7,597,876
CRH PLC (Construction Materials)                                                   (a)              134,630              3,647,118
                                                                                                                   ---------------
                                                                                                                        14,011,141
                                                                                                                   ===============

ISRAEL--0.62%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                  (b)               88,200              2,947,644

ITALY--3.07%

Banca Intesa S.p.A. (Diversified Banks)                                            (a)              422,800              1,973,828
Eni S.p.A. (Integrated Oil & Gas)                                                  (a)              301,300              8,939,760
Mediaset S.p.A. (Broadcasting & Cable TV)                                          (a)(d)           314,400              3,722,471
                                                                                                                   ---------------
                                                                                                                        14,636,059
                                                                                                                   ===============

JAPAN--13.20%

Astellas Pharma Inc. (Pharmaceuticals)                                             (a)              124,000              4,685,641
Canon Inc. (Office Electronics)                                                    (a)               37,800              2,051,632
Daiwa House Industry Co., Ltd. (Homebuilding)                                      (a)              211,000              2,769,495
Fanuc Ltd. (Industrial Machinery)                                                  (a)               53,800              4,376,253
Hoya Corp. (Electronic Equipment Manufacturers)                                    (a)(b)            46,000              1,534,576
Hoya Corp. (Electronic Equipment Manufacturers)                                    (d)              138,000              4,693,009
JSR Corp. (Specialty Chemicals)                                                    (a)(b)           158,400              3,294,847
Keyence Corp. (Electronic Equipment Manufacturers)                                 (a)               20,300              5,128,479
Nidec Corp. (Electronic Equipment Manufacturers)                                   (a)(b)            25,900              1,553,648
Nidec Corp. (Electronic Equipment Manufacturers)                                   (d)               25,900              1,521,986
Nissan Motor Co., Ltd. (Automobile Manufacturers)                                  (a)(b)           187,100              2,151,973
Nitto Denko Corp. (Specialty Chemicals)                                            (a)               49,400              2,791,354
OMRON Corp. (Electronic Equipment Manufacturers)                                   (a)               82,800              2,022,910
Orix Corp. (Consumer Finance)                                                      (a)               16,100              2,918,365
Sekisui Chemical Co., Ltd. (Homebuilding)                                          (a)              435,000              3,107,131
SMC Corp. (Industrial Machinery)                                                   (a)(b)            16,900              2,260,727
Suzuki Motor Corp. (Automobile Manufacturers)                                      (a)(b)           104,800              1,947,091
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                                   (a)               90,200              5,400,715
Toyota Motor Corp. (Automobile Manufacturers)                                      (a)(b)           126,600              5,842,454
Yamaha Motor Co., Ltd. (Motorcycle Manufacturers)                                  (a)              136,400              2,827,185
                                                                                                                   ---------------
                                                                                                                        62,879,471
                                                                                                                   ===============

MEXICO--2.47%

America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                                         216,708              5,703,755
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                                   27,500              1,972,025

                                                                                                                        MARKET
                                                                                                  SHARES                 VALUE
                                                                                               ------------        ---------------
MEXICO - (CONTINUED)

Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                                      799,300        $     4,074,892
                                                                                                                   ---------------
                                                                                                                        11,750,672
                                                                                                                   ===============

NETHERLANDS--0.64%

Koninklijke (Royal) DSM N.V. (Specialty Chemicals)                                 (a)               78,000              3,067,523

SINGAPORE--1.61%

DBS Group Holdings Ltd. (Diversified Banks)                                        (a)              302,000              2,826,368
Keppel Corp. Ltd. (Industrial Conglomerates)                                       (a)              432,000              3,246,124
Singapore Airlines Ltd. (Airlines)                                                 (a)              229,000              1,572,410
United Overseas Land Ltd. (Real Estate Management &
Development)                                                                       (a)               25,300                 35,021
                                                                                                                   ---------------
                                                                                                                         7,679,923
                                                                                                                   ===============

SOUTH AFRICA--0.50%

Standard Bank Group Ltd. (Diversified Banks)                                       (a)              216,281              2,382,202

SOUTH KOREA--2.32%

Daewoo Shipbuilding & Marine Engineering Co., Ltd.
(Construction & Farm Machinery & avy Trucks                                        (a)               63,000              1,421,838
Hyundai Motor Co. (Automobile Manufacturers)                                       (a)               31,500              2,468,287
LG.Philips LCD Co., Ltd.-ADR (Electronic Equipment
Manufacturers)                                                                     (b)(d)           168,500              3,464,360
Samsung Electronics Co., Ltd. (Electronic Equipment
Manufacturers)                                                                     (a)                6,560              3,715,465
                                                                                                                   ---------------
                                                                                                                        11,069,950
                                                                                                                   ===============

SPAIN--3.17%

ACS, Actividades de Construccion y Servicios, S.A.
(Construction & Engineering)                                                       (a)              112,000              3,269,046
Banco Santander Central Hispano S.A. (Diversified
Banks)                                                                             (a)              309,100              4,067,784
Grupo Ferrovial, S.A. (Construction & Engineering)                                 (a)               45,100              3,758,493
Industria de Diseno Textil, S.A. (Apparel Retail)                                  (a)              136,725              4,017,148
                                                                                                                   ---------------
                                                                                                                        15,112,471
                                                                                                                   ===============

SWEDEN--1.14%

Swedish Match A.B. (Tobacco)                                                       (a)              170,900              2,041,087
Volvo A.B.-Class B (Construction & Farm Machinery &
Heavy Trucks)                                                                      (a)               77,080              3,367,141
                                                                                                                   ---------------
                                                                                                                         5,408,228
                                                                                                                   ===============

SWITZERLAND--5.81%

Compagnie Financiere Richemont A.G.-Class A
(Apparel, Accessories & Luxury Goods)                                              (a)(b)(f)        148,300              5,893,189
Roche Holding A.G. (Pharmaceuticals)                                               (a)               45,810              6,365,886
Serono S.A.-Class B (Biotechnology)                                                (a)                3,110              2,044,379

                                                                                                                        MARKET
                                                                                                  SHARES                 VALUE
                                                                                               ------------        ---------------
SWITZERLAND - (CONTINUED)

Syngenta A.G. (Fertilizers & Agricultural Chemicals)                               (a)(d)            64,685        $     6,789,807
UBS A.G. (Diversified Capital Markets)                                             (a)               76,900              6,591,900
                                                                                                                   ---------------
                                                                                                                        27,685,161
                                                                                                                   ===============

TAIWAN--1.15%

Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)                                                            (a)              717,043              3,352,978
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
(Semiconductors)                                                                   (b)              260,339              2,139,987
                                                                                                                   ---------------
                                                                                                                         5,492,965
                                                                                                                   ===============

THAILAND--0.01%

Siam Commercial Bank PCL (Diversified Banks)                                       (a)               32,800                 41,283

UNITED KINGDOM--10.77%

Aviva PLC (Multi-Line Insurance)                                                   (a)              342,783              3,767,280
BP PLC (Integrated Oil & Gas)                                                      (a)              181,800              2,146,854
Capita Group PLC (Human Resource & Employment
Services)                                                                          (a)              276,000              1,836,555
Enterprise Inns PLC (Restaurants)                                                  (a)              225,900              3,361,199
Imperial Tobacco Group PLC (Tobacco)                                               (a)              261,720              7,523,715
International Power PLC (Independent Power Producers &
Energy Traders)                                                                    (a)              808,000              3,548,526
Next PLC (Department Stores)                                                       (a)              107,064              2,634,228
O2 PLC (Wireless Telecommunication Services)                                       (a)            1,568,900              4,366,623
Reckitt Benckiser PLC (Household Products)                                         (a)              189,870              5,791,545
Shire Pharmaceuticals Group PLC (Pharmaceuticals)                                  (a)              329,100              4,014,202
Tesco PLC (Food Retail)                                                            (a)            1,108,226              6,057,733
Vodafone Group PLC (Wireless Telecommunication
Services)                                                                          (a)            1,855,760              4,828,402
William Hill PLC (Casinos & Gaming)                                                (a)              139,080              1,432,067
                                                                                                                        51,308,929
                                                                                                                   ---------------
Total Foreign Stocks & Other Equity Interests
(Cost $272,034,235)                                                                                                    409,572,060
                                                                                                                   ===============

MONEY MARKET FUNDS--7.30%

Liquid Assets Portfolio-Institutional Class                                        (g)           17,391,469             17,391,469
STIC Prime Portfolio-Institutional Class                                           (g)           17,391,469             17,391,469
Total Money Market Funds (Cost $34,782,938)                                                                             34,782,938
TOTAL INVESTMENTS--93.29% (excluding
investments purchased with cash collateral from
securities loaned)(Cost $306,817,173)                                                                                  444,354,998

                                                                                                                        MARKET
                                                                                                  SHARES                 VALUE
                                                                                               ------------        ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--6.71%

Liquid Assets Portfolio-Institutional Class                                        (g)(h)        15,982,943        $    15,982,943
STIC Prime Portfolio-Institutional Class                                           (g)(h)        15,982,942             15,982,942
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $31,965,885)                                                                   31,965,885
TOTAL INVESTMENTS--100.00%  (Cost
$338,783,058)                                                                                                      $   476,320,883

      Investment Abbreviations:

      ADR                American Depositary Receipt
      Pfd.               Preferred

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $340,360,047, which represented 71.46% of the Fund's Total Investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.19% of the Fund's Total Investments. See
      Note 1A.

(d)   Non-income producing security.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2005 represented 0.51% of the Fund's Total Investments. This security is not considered to be illiquid.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                      MARKET                                             UNREALIZED        MARKET
                      VALUE        PURCHASES AT      PROCEEDS FROM      APPRECIATION       VALUE         DIVIDEND     REALIZED
FUND                 12/31/04         COST             SALES           (DEPRECIATION)     09/30/05       INCOME      GAIN (LOSS)
---------------   --------------  --------------    ---------------    -------------   --------------  -----------   -----------
Liquid Assets
Portfolio-
Institutional
Class             $   13,314,230  $   42,710,508    $   (38,633,269)   $          --   $   17,391,469  $   279,762   $        --
                  --------------  --------------    ---------------    -------------   --------------  -----------   -----------
STIC Prime
Portfolio-
Institutional
Class                 13,314,230      42,710,508        (38,633,269)              --       17,391,469      281,314            --
                  --------------  --------------    ---------------    -------------   --------------  -----------   -----------
    Subtotal      $   26,628,460  $   85,421,016    $   (77,266,538)   $          --   $   34,782,938  $   561,076   $        --
                  ==============  ==============    ===============    =============   ==============  ===========   ===========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                      MARKET                                             UNREALIZED       MARKET
                      VALUE         PURCHASES        PROCEEDS FROM      APPRECIATION      VALUE         DIVIDEND     REALIZED
FUND                 12/31/04        AT COST             SALES         (DEPRECIATION)     09/30/05       INCOME*     GAIN (LOSS)
---------------   --------------  --------------    ---------------    -------------   --------------  -----------   -----------
Liquid Assets
Portfolio-
Institutional
Class             $   18,094,922  $   98,952,018    $  (101,063,997)   $          --   $   15,982,943  $    55,117   $        --
STIC Prime
Portfolio-
Institutional
Class                 18,094,922      97,995,938       (100,107,918)              --       15,982,942       55,595            --
                  --------------  --------------    ---------------    -------------   --------------  -----------   -----------
    Subtotal      $   36,189,844  $  196,947,956    $  (201,171,915)   $          --   $   31,965,885  $   110,712   $        --
                  --------------  --------------    ---------------    -------------   --------------  -----------   -----------
     Total        $   62,818,304  $  282,368,972    $  (278,438,453)   $          --   $   66,748,823  $   671,788   $        --
                  ==============  ==============    ===============    =============   ==============  ===========   ===========

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2005, securities with an aggregate value of $30,513,171 were on loan to brokers. The loans were secured by cash collateral of $31,965,885 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $110,712 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $124,844,435 and $95,128,490, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $ 137,556,630
Aggregate unrealized (depreciation) of investment securities           (1,462,819)
                                                                    -------------
Net unrealized appreciation of investment securities                $ 136,093,811
                                                                    =============
Cost of investments for tax purposes is $340,227,072.

                         AIM V.I. LARGE CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VILCG-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                 MARKET
                                                                    SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--100.00%
AEROSPACE & DEFENSE--7.40%
Boeing Co. (The)                                                              710              $       48,244
General Dynamics Corp.                                                        210                      25,105
Lockheed Martin Corp.                                                         990                      60,430
Precision Castparts Corp.                                                     810                      43,011
Rockwell Collins, Inc.                                                        660                      31,891
United Technologies Corp.                                                     430                      22,291
--------------------------------------------------------------------------------------------------------------
                                                                                                      230,972
--------------------------------------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.76%
Coach, Inc.                                                  (a)              760                      23,834
--------------------------------------------------------------------------------------------------------------
APPLICATION SOFTWARE--1.52%
Autodesk, Inc.                                                              1,020                      47,369
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.82%
Amgen Inc.                                                   (a)              990                      78,873
Genentech, Inc.                                              (a)              390                      32,842
Genzyme Corp.                                                (a)              330                      23,641
Gilead Sciences, Inc.                                        (a)              950                      46,322
--------------------------------------------------------------------------------------------------------------
                                                                                                      181,678
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.65%
Cisco Systems, Inc.                                          (a)            1,910                      34,246
Motorola, Inc.                                                              3,610                      79,745
--------------------------------------------------------------------------------------------------------------
                                                                                                      113,991
--------------------------------------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL--1.17%
Best Buy Co., Inc.                                                            835                      36,348
--------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--5.76%
Apple Computer, Inc.                                         (a)            1,530                      82,023
Dell Inc.                                                    (a)            1,440                      49,248
Hewlett-Packard Co.                                                         1,660                      48,472
--------------------------------------------------------------------------------------------------------------
                                                                                                      179,743
--------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.07%
SLM Corp.                                                                     620                      33,257
--------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--3.52%
Federated Department Stores, Inc.                                             420                      28,085
J.C. Penney Co., Inc.                                                         480                      22,762
Nordstrom, Inc.                                                             1,720                      59,030
--------------------------------------------------------------------------------------------------------------
                                                                                                      109,877
--------------------------------------------------------------------------------------------------------------


                                                                                                   MARKET
                                                                    SHARES                         VALUE
--------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--0.78%
McKesson Corp.                                                                510              $       24,199
--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--1.25%
Baxter International Inc.                                                     980                      39,073
--------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--1.87%
HCA Inc.                                                                    1,220                      58,462
--------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--4.30%
Caremark Rx, Inc.                                            (a)              840                      41,941
Express Scripts, Inc.                                        (a)              480                      29,856
Medco Health Solutions, Inc.                                 (a)              620                      33,995
Quest Diagnostics Inc.                                                        560                      28,302
--------------------------------------------------------------------------------------------------------------
                                                                                                      134,094
--------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--3.40%
Alcon, Inc. (Switzerland)                                                     830                     106,140
--------------------------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--0.73%
Home Depot, Inc. (The)                                                        600                      22,884
--------------------------------------------------------------------------------------------------------------
HOMEBUILDING--2.04%
D.R. Horton, Inc.                                                             923                      33,431
NVR, Inc.                                                    (a)               34                      30,088
--------------------------------------------------------------------------------------------------------------
                                                                                                       63,519
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.11%
Procter & Gamble Co. (The)                                                    580                      34,487
--------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--0.78%
Fortune Brands, Inc.                                                          300                      24,399
--------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--4.14%
Chevron Corp.                                                                 850                      55,020
ConocoPhillips                                                              1,060                      74,105
--------------------------------------------------------------------------------------------------------------
                                                                                                      129,125
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.66%
Google Inc.-Class A                                          (a)              164                      51,899
--------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--4.16%
Bear Stearns Cos. Inc. (The)                                                  230                      25,243
Goldman Sachs Group, Inc. (The)                                               305                      37,082
Lehman Brothers Holdings Inc.                                                 580                      67,558
--------------------------------------------------------------------------------------------------------------
                                                                                                      129,883
--------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--1.17%
MetLife, Inc.                                                                 730                      36,376
--------------------------------------------------------------------------------------------------------------


                                                                                                MARKET
                                                                    SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--9.83%
Aetna Inc.                                                                    962              $       82,867
CIGNA Corp.                                                                   420                      49,501
Health Net Inc.                                              (a)              530                      25,080
UnitedHealth Group Inc.                                                     2,060                     115,772
WellPoint, Inc.                                              (a)              440                      33,361
--------------------------------------------------------------------------------------------------------------
                                                                                                      306,581
--------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.44%
Apache Corp.                                                                  390                      29,336
Devon Energy Corp.                                                            680                      46,675
--------------------------------------------------------------------------------------------------------------
                                                                                                       76,011
--------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING --2.50%
Valero Energy Corp.                                                           690                      78,011
--------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.12%
Gillette Co. (The)                                                            600                      34,920
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.43%
Allergan, Inc.                                                                350                      32,067
Barr Pharmaceuticals Inc.                                    (a)              440                      24,165
Johnson & Johnson                                                           1,510                      95,553
Roche Holding A.G. (Switzerland)                             (b)              170                      23,624
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                          680                      25,153
--------------------------------------------------------------------------------------------------------------
                                                                                                      200,562
--------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--2.16%
Allstate Corp. (The)                                                          780                      43,126
Chubb Corp. (The)                                                             270                      24,179
--------------------------------------------------------------------------------------------------------------
                                                                                                       67,305
--------------------------------------------------------------------------------------------------------------
RAILROADS--1.67%
Burlington Northern Santa Fe Corp.                                            870                      52,026
--------------------------------------------------------------------------------------------------------------
RESTAURANTS--2.55%
Darden Restaurants, Inc.                                                      790                      23,992
--------------------------------------------------------------------------------------------------------------
YUM Brands, Inc.                                                            1,150                      55,672
--------------------------------------------------------------------------------------------------------------
                                                                                                       79,664
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--7.57%
Broadcom Corp.-Class A                                       (a)              730                      34,244
Intel Corp.                                                                 1,470                      36,236
Marvell Technology Group Ltd. (Singapore)                    (a)              780                      35,966
National Semiconductor Corp.                                                2,130                      56,019
Texas Instruments Inc.                                                      2,170                      73,563
--------------------------------------------------------------------------------------------------------------
                                                                                                      236,028
--------------------------------------------------------------------------------------------------------------
SOFT DRINKS--1.02%
PepsiCo, Inc.                                                                 560                      31,758
--------------------------------------------------------------------------------------------------------------


                                                                                                MARKET
                                                                    SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------

SPECIALTY STORES--0.72%
Staples, Inc.                                                               1,055              $       22,493
--------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--3.24%
McAfee Inc.                                                  (a)              820                      25,764
Microsoft Corp.                                                             1,660                      42,712
Oracle Corp.                                                 (a)            2,640                      32,710
--------------------------------------------------------------------------------------------------------------
                                                                                                      101,186
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.69%
Sprint Nextel Corp.                                                           900                      21,402
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00%  (Cost $2,804,368)                                                  $    3,119,556
--------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

ADR                             American Depositary Receipt

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2005 represented 0.76% of the Fund's Total Investments. See Note 1A.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.
            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $3,406,667 and $1,572,011, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                              $      344,591
Aggregate unrealized (depreciation) of investment securities                                  (29,403)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                    $      315,188
-------------------------------------------------------------------------------------------------------
Investments have the same cost for tax and financial statement purposes.

NOTE 3 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Large Cap Growth Fund ("Buying Fund") a series of AIM Variable Insurance Funds, would acquire all of the assets of AIM V.I. Blue Chip Fund ("Selling Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.
      The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                              AIM V.I. LEISURE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VILEI-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                      MARKET
                                                                                     SHARES           VALUE
                                                                                    -------        -------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
INTERESTS--78.74%

ADVERTISING--6.66%

Harte-Hanks, Inc.                                                                    15,177        $     401,128
Omnicom Group Inc.                                                                   37,124            3,104,680
                                                                                                   -------------
                                                                                                       3,505,808
                                                                                                   =============

APPAREL, ACCESSORIES & LUXURY GOODS--2.97%

Carter's, Inc.                                                   (a)                  3,900              221,520
Polo Ralph Lauren Corp.                                                              26,619            1,338,936
                                                                                                   -------------
                                                                                                       1,560,456
                                                                                                   =============

BREWERS--1.33%

Anheuser-Busch Cos., Inc.                                                            16,190              696,818

BROADCASTING & CABLE TV--14.67%

Cablevision Systems Corp.-Class A                                (a)                 48,970            1,501,910
Clear Channel Communications, Inc.                                                   18,715              615,536
Comcast Corp.-Class A                                            (a)                 27,734              814,825
Discovery Holding Co.-Class A                                    (a)                 16,079              232,181
Discovery Holding Co.-Class B                                    (a)                  1,150               16,962
EchoStar Communications Corp.-Class A                            (a)                 21,940              648,766
Gray Television, Inc.                                                                33,385              353,547
Liberty Global, Inc.-Class A                                     (a)                 13,899              376,385
Liberty Global, Inc.-Series C                                    (a)                 13,899              357,899
Liberty Media Corp.-Class A                                      (a)                165,693            1,333,829
Liberty Media Corp.-Class B                                      (a)                 12,700              104,775
NTL Inc.                                                         (a)                  3,630              242,484
Scripps Co. (E.W.) (The)-Class A                                                      8,650              432,240
Sinclair Broadcast Group, Inc.-Class A                                               33,838              300,143
Spanish Broadcasting System, Inc.-Class A                        (a)                 16,433              117,989
Univision Communications Inc.-Class A                            (a)                 10,214              270,977
                                                                                                   -------------
                                                                                                       7,720,448
                                                                                                   =============

CASINOS & GAMING--9.84%

Aztar Corp.                                                      (a)                  7,700              237,237
Harrah's Entertainment, Inc.                                                         47,270            3,081,531
International Game Technology                                                        37,370            1,008,990
MGM MIRAGE                                                       (a)                 13,778              603,063
Wynn Resorts, Ltd.                                               (a)                  5,423              244,848
                                                                                                   -------------
                                                                                                       5,175,669
                                                                                                   =============

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.10%

Cendant Corp.                                                                        53,611            1,106,531

                                                                                                       MARKET
                                                                                     SHARES            VALUE
                                                                                    -------        -------------
FOOTWEAR--0.68%

NIKE, Inc.-Class B                                                                    4,377        $     357,513

GENERAL MERCHANDISE STORES--0.70%

Target Corp.                                                                          7,120              369,742

HOME ENTERTAINMENT SOFTWARE--0.40%

Electronic Arts Inc.                                             (a)                  3,722              211,745

HOME IMPROVEMENT RETAIL--0.90%

Home Depot, Inc. (The)                                                               12,390              472,555

HOTELS, RESORTS & CRUISE LINES--11.01%

Carnival Corp.                                                   (b)                 33,213            1,659,986
Hilton Hotels Corp.                                                                  48,291            1,077,855
Marriott International, Inc.-Class A                                                 13,951              878,913
Royal Carribbean Cruises Ltd.                                                        16,342              705,974
Starwood Hotels & Resorts Worldwide, Inc.                        (c)                 25,767            1,473,099
                                                                                                   -------------
                                                                                                       5,795,827
                                                                                                   =============

INTERNET RETAIL--1.32%

Blue Nile, Inc.                                                  (a)                 12,900              408,156
Expedia, Inc.                                                    (a)                  6,355              125,893
IAC/InterActiveCorp                                              (a)                  6,355              161,099
                                                                                                   -------------
                                                                                                         695,148
                                                                                                   =============

INTERNET SOFTWARE & SERVICES--1.80%

Yahoo! Inc.                                                      (a)                 28,000              947,520

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--3.82%

iShares Russell 3000 Index Fund                                                       8,800              624,360
iShares S&P 500 Index Fund                                                            5,659              695,208
S&P 500 Depositary Receipts Trust-Series 1                                            5,620              691,485
                                                                                                   -------------
                                                                                                       2,011,053
                                                                                                   =============

LEISURE FACILITIES--0.32%

Cedar Fair, L.P.                                                                      5,577              167,254

LEISURE PRODUCTS--1.70%

Hasbro, Inc.                                                                         20,095              394,867
Marvel Entertainment, Inc.                                       (a)                  6,920              123,660
Mattel, Inc.                                                                         14,870              248,032
Polaris Industries Inc.                                                               2,600              128,830
                                                                                                   -------------
                                                                                                         895,389
                                                                                                   =============

                                                                                                      MARKET
                                                                                     SHARES           VALUE
                                                                                    -------        -------------
MOVIES & ENTERTAINMENT--9.09%

News Corp.-Class A                                                                  121,679        $   1,896,976
Pixar                                                            (a)                  4,264              189,791
Regal Entertainment Group-Class A                                                    10,037              201,141
Time Warner Inc.                                                                     67,560            1,223,512
Viacom Inc.-Class A                                                                   8,763              291,107
Viacom Inc.-Class B                                                                   8,962              295,836
Walt Disney Co. (The)                                                                28,470              686,981
                                                                                                   -------------
                                                                                                       4,785,344
                                                                                                   =============

PERSONAL PRODUCTS--0.44%

NBTY, Inc.                                                       (a)                  9,900              232,650

PUBLISHING--5.49%

Belo Corp.-Class A                                                                   20,716              473,568
Gannett Co., Inc.                                                                     5,921              407,542
Knight-Ridder, Inc.                                                                   8,860              519,905
McClatchy Co. (The)-Class A                                                           8,196              534,625
McGraw-Hill Cos., Inc. (The)                                                         10,798              518,736
Tribune Co.                                                                          12,773              432,877
                                                                                                   -------------
                                                                                                       2,887,253
                                                                                                   =============

RESTAURANTS--2.27%

CBRL Group, Inc.                                                                     19,798              666,401
McDonald's Corp.                                                                      4,900              164,101
Ruth's Chris Steak House, Inc.                                   (a)                  5,200               95,576
YUM! Brands, Inc.                                                                     5,589              270,563
                                                                                                   -------------
                                                                                                       1,196,641
                                                                                                   =============

SOFT DRINKS--0.32%

PepsiCo, Inc.                                                                         3,000              170,130

SPECIALTY STORES--0.91%

PETsMART, Inc.                                                                       21,852              475,937

Total Domestic Common Stocks & Other Equity Interests
(Cost $38,482,251)                                                                                    41,437,431

FOREIGN STOCKS & OTHER EQUITY INTERESTS--17.91%

BELGIUM--4.29%

Compagnie Nationale a Portefeuille (Multi-Sector Holdings)       (d)                    692              188,028
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)            (d)                 17,884            1,747,112
InBev N.V. (Brewers)                                             (d)                  8,169              323,713
                                                                                                   -------------
                                                                                                       2,258,853
                                                                                                   =============

                                                                                                       MARKET
                                                                                   SHARES              VALUE
                                                                                 ----------        -------------
BRAZIL--1.04%

Companhia de Bebidas das Americas-ADR (Brewers)                                      18,266        $     547,980

CANADA--1.14%

Intrawest Corp. (Hotels, Resorts & Cruise Lines)                                     21,922              598,471

DENMARK--0.99%

Carlsberg A.S.-Class B (Brewers)                                 (d)                  8,860              519,187

FRANCE--2.78%

Accor S.A. (Hotels, Resorts & Cruise Lines)                      (d)                 15,148              767,186
JC Decaux S.A. (Advertising)                                     (a)(d)              13,923              307,207
Pernod Ricard S.A. (Distillers & Vintners)                       (d)                  2,200              388,072
                                                                                                   -------------
                                                                                                       1,462,465
                                                                                                   =============
HONG KONG--0.16%

Television Broadcasts Ltd.-ADR (Broadcasting & Cable TV)         (e)                  6,976               85,337

JAPAN--0.26%

Sony Corp.-ADR (Consumer Electronics)                                                 4,141              137,440

NETHERLANDS--1.17%

Jetix Europe N.V. (Broadcasting & Cable TV)                      (a)(d)              36,733              614,549

SWITZERLAND--1.86%

Compagnie Financiere Richemont A.G.-Class A (Apparel,
Accessories(d)Luxury Goods)                                                          12,514              497,285

Pargesa Holding S.A.-Class B (Multi-Sector Holdings)             (d)                  5,700              482,253
                                                                                                   -------------
                                                                                                         979,538
                                                                                                   =============

UNITED KINGDOM--4.22%

Diageo PLC (Distillers & Vintners)                               (d)                 40,173              578,127
InterContinental Hotels Group PLC (Hotels, Resorts & Cruise
Lines                                                            (d)                 72,839              924,749
WPP Group PLC (Advertising)                                      (d)                 70,607              720,116
                                                                                                   -------------
                                                                                                       2,222,992
                                                                                                   =============

Total Foreign Stocks & Other Equity Interests (Cost
$7,198,189)                                                                                            9,426,812

MONEY MARKET FUNDS--3.35%

Premier Portfolio-Institutional Class (Cost $1,760,666)          (f)              1,760,666            1,760,666

TOTAL INVESTMENTS--100.00%  (Cost $47,441,106)                                                     $  52,624,909

      Investment Abbreviations:

      ADR           American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b)   Each unit represents one common share and one trust share.

(c)   Each unit represents one common share and one Class B share.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $8,057,584, which represented 15.31% of the Fund's Total Investments. See
      Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at September 30, 2005 represented 0.16% of the Fund's Total Investments. See
      Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                                      CHANGE IN
                        MARKET                         PROCEEDS       UNREALIZED         MARKET
                         VALUE        PURCHASES          FROM        APPRECIATION         VALUE        DIVIDEND    REALIZED
FUND                   12/31/04       AT COST           SALES       (DEPRECIATION)       09/30/05       INCOME   GAIN (LOSS)
-------------------  ------------   -------------    -------------  --------------     -----------    ---------  -----------
Premier
Portfolio-
Institutional Class  $  1,397,060   $  13,645,594    $ (13,281,988) $           --     $ 1,760,666    $  31,617  $        --

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $12,030,353 and $14,014,348, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $     6,314,426
Aggregate unrealized (depreciation) of investment securities              (1,773,499)
                                                                     ---------------
Net unrealized appreciation of investment securities                 $     4,540,927
                                                                     ===============
Cost of investments for tax purposes is $48,083,982.

                        AIM V.I. MID CAP CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIMCCE-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                    --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                   MARKET
                                                     SHARES         VALUE
                                                   ----------  --------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--88.35%

ADVERTISING--0.97%

Valassis Communications, Inc.                  (a)    156,000  $    6,080,880

APPLICATION SOFTWARE--2.34%

Fair Isaac Corp.                                      175,600       7,866,880
Reynolds and Reynolds Co. (The)-Class A               249,200       6,830,572
                                                               --------------
                                                                   14,697,452
                                                               ==============

ASSET MANAGEMENT & CUSTODY BANKS--1.03%

Investors Financial Services Corp.                    196,600       6,468,140

BIOTECHNOLOGY--1.38%

Techne Corp.                                   (a)    152,566       8,693,211

BREWERS--1.74%

Heineken N.V. (Netherlands)                    (b)    338,749      10,902,313

CASINOS & GAMING--1.24%

GTECH Holdings Corp.                                  243,100       7,793,786

COMPUTER HARDWARE--1.07%

Diebold, Inc.                                         194,500       6,702,470

COMPUTER STORAGE & PERIPHERALS--1.97%

Lexmark International, Inc.-Class A            (a)    202,700      12,374,835

DATA PROCESSING & OUTSOURCED SERVICES--1.81%

Ceridian Corp.                                 (a)     83,661       1,735,966
Sabre Holdings Corp.-Class A                          474,600       9,624,888
                                                               --------------
                                                                   11,360,854
                                                               ==============

DISTRIBUTORS--1.00%

Genuine Parts Co.                                     146,400       6,280,560

                                                                    MARKET
                                                       SHARES       VALUE
                                                    -----------  --------------
DIVERSIFIED CHEMICALS--0.96%

Engelhard Corp.                                         216,900  $    6,053,679

ELECTRONIC EQUIPMENT MANUFACTURERS--3.73%

Agilent Technologies, Inc.                     (a)      299,200       9,798,800
Amphenol Corp.-Class A                                  158,000       6,373,720
Mettler-Toledo International Inc.              (a)      142,000       7,239,160
                                                                 --------------
                                                                     23,411,680
                                                                 ==============

ENVIRONMENTAL & FACILITIES SERVICES--2.36%

Rentokil Initial PLC (United Kingdom)          (b)    3,122,289       9,122,523
Republic Services, Inc.                                 161,500       5,699,335
                                                                 --------------
                                                                     14,821,858
                                                                 ==============

FERTILIZERS & AGRICULTURAL CHEMICALS--1.30%

Scotts Miracle-Gro Co. (The)-Class A                     92,700       8,151,111

FOOD RETAIL--2.11%

Kroger Co. (The)                               (a)      642,500      13,229,075

GENERAL MERCHANDISE STORES--0.43%

99 Cents Only Stores                           (a)      295,000       2,728,750

HEALTH CARE EQUIPMENT--2.77%

PerkinElmer, Inc.                                       386,523       7,873,474
Waters Corp.                                   (a)      228,850       9,520,160
                                                                 --------------
                                                                     17,393,634
                                                                 ==============

HOME ENTERTAINMENT SOFTWARE--0.40%

Nintendo Co., Ltd (Japan)                      (b)       21,700       2,545,401

HOME FURNISHINGS--1.87%

Ethan Allen Interiors Inc.                              211,100       6,617,985
Mohawk Industries, Inc.                        (a)       63,750       5,115,938
                                                                 --------------
                                                                     11,733,923
                                                                 ==============

HOME IMPROVEMENT RETAIL--1.03%

Sherwin-Williams Co. (The)                              147,100       6,482,697

                                                                     MARKET
                                                         SHARES      VALUE
                                                        -------   --------------
INDUSTRIAL MACHINERY--5.69%

Briggs & Stratton Corp.                                 255,600   $    8,841,204
Dover Corp.                                             307,700       12,551,083
ITT Industries, Inc.                                     70,200        7,974,720
Pall Corp.                                              232,000        6,380,000
                                                                  --------------
                                                                      35,747,007
                                                                  ==============

INTEGRATED OIL & GAS--1.06%

Murphy Oil Corp.                                        133,173        6,641,338

LEISURE PRODUCTS--1.75%

Mattel, Inc.                                            659,950       11,007,966

METAL & GLASS CONTAINERS--1.71%

Ball Corp.                                              152,200        5,591,828
Pactiv Corp.                                   (a)      293,700        5,145,624
                                                                  --------------
                                                                      10,737,452
                                                                  ==============

MULTI-UTILITIES--1.01%

Wisconsin Energy Corp.                                  159,700        6,375,224

OFFICE ELECTRONICS--1.98%

Xerox Corp.                                    (a)      913,300       12,466,545

OFFICE SERVICES & SUPPLIES--0.94%

Pitney Bowes Inc.                                       141,800        5,918,732

OIL & GAS DRILLING--2.25%

Nabors Industries, Ltd.                        (a) (c)  109,700        7,879,751
Noble Corp.                                              91,300        6,250,398
                                                                  --------------
                                                                      14,130,149
                                                                  ==============

OIL & GAS EQUIPMENT & SERVICES--5.38%

BJ Services Co.                                (c)      436,600       15,713,234
FMC Technologies, Inc.                         (a)      279,350       11,763,429
Smith International, Inc.                               189,356        6,307,448
                                                                  --------------
                                                                      33,784,111
                                                                  ==============

OIL & GAS EXPLORATION & PRODUCTION--3.30%

Newfield Exploration Co.                       (a)      139,700        6,859,270
Southwestern Energy Co.                        (a)      188,603       13,843,460
                                                                  --------------
                                                                      20,702,730
                                                                  ==============

                                                                            MARKET
                                                             SHARES          VALUE
                                                           ----------   --------------
OIL & GAS STORAGE & TRANSPORTATION--2.83%

Williams Cos., Inc. (The)                         (c)         709,500   $   17,772,975

PACKAGED FOODS & MEATS--2.79%

Campbell Soup Co.                                             189,100        5,625,725
ConAgra Foods, Inc.                                           139,000        3,440,250
Tate & Lyle PLC (United Kingdom)                  (a)(b)    1,057,000        8,482,755
                                                                        --------------
                                                                            17,548,730
                                                                        ==============

PAPER PRODUCTS--1.32%

Georgia-Pacific Corp.                                         243,700        8,300,422

PERSONAL PRODUCTS--1.44%

Avon Products, Inc.                                           234,900        6,342,300
Estee Lauder Cos. Inc. (The)-Class A                           77,600        2,702,808
                                                                        --------------
                                                                             9,045,108
                                                                        ==============

PHARMACEUTICALS--2.17%

Forest Laboratories, Inc.                         (a)         197,300        7,688,781
Teva Pharmaceutical Industries Ltd.-ADR (Israel)              177,400        5,928,708
                                                                        --------------
                                                                            13,617,489
                                                                        ==============

PROPERTY & CASUALTY INSURANCE--2.06%

ACE Ltd.                                                      131,900        6,208,533
Axis Capital Holdings Ltd.                                    235,100        6,702,701
                                                                        --------------
                                                                            12,911,234
                                                                        ==============

PUBLISHING--3.46%

Belo Corp.-Class A                                            352,600        8,060,436
Knight-Ridder, Inc.                                           143,780        8,437,010
McGraw-Hill Cos., Inc. (The)                                  108,824        5,227,905
                                                                        --------------
                                                                            21,725,351
                                                                        ==============

REGIONAL BANKS--3.39%

City National Corp.                                            76,150        5,337,354
Compass Bancshares, Inc.                                      110,200        5,050,466
Marshall & Ilsley Corp.                                       123,500        5,373,485
TCF Financial Corp.                                           207,800        5,558,650
                                                                        --------------
                                                                            21,319,955
RESTAURANTS--0.85%

Outback Steakhouse, Inc.                                      146,200        5,350,920

                                                                                       MARKET
                                                                          SHARES       VALUE
                                                                        ---------  --------------
SEMICONDUCTORS--3.08%

International Rectifier Corp.                                     (a)     147,600  $    6,653,808
National Semiconductor Corp.                                              247,800       6,517,140
Xilinx, Inc.                                                              222,900       6,207,765
                                                                                   --------------
                                                                                       19,378,713
                                                                                   ==============

SPECIALIZED CONSUMER SERVICES--2.90%

H&R Block, Inc.                                                           354,400       8,498,512
Service Corp. International                                             1,169,900       9,698,471
                                                                                   --------------
                                                                                       18,196,983
                                                                                   ==============

SPECIALTY CHEMICALS--4.14%

International Flavors & Fragrances Inc.                                   211,700       7,544,988
Rohm and Haas Co.                                                         150,000       6,169,500
Sigma-Aldrich Corp.                                                       191,500      12,267,490
                                                                                   --------------
                                                                                       25,981,978
                                                                                   ==============

SYSTEMS SOFTWARE--1.34%

Computer Associates International, Inc.                                  302,800       8,420,868
                                                                                   --------------
Total Common Stocks & Other Equity Interests (Cost $478,565,602)                      554,988,289
                                                                                   ==============

                                              NUMBER
                                                OF     EXERCISE  EXPIRATION
                                             CONTRACTS   PRICE      DATE
                                             --------- --------  -----------
PUT OPTIONS PURCHASED--0.04%

OIL & GAS DRILLING--0.01%

 Nabors Industries, Ltd.                         550   $     60     Jan-06     61,490

OIL & GAS EQUIPMENT & SERVICES--0.01%

 BJ Services Co.                               2,180       27.5     Jan-06     44,254

OIL & GAS STORAGE & TRANSPORTATION--0.02%

Williams Cos., Inc. (The)                      3,550         20     Jan-06    126,735
                                                                              -------
Total Put Options Purchased (Cost $980,590)                                   232,479
                                                                              =======

                                                      SHARES
                                                     ----------
MONEY MARKET FUNDS--11.61%

Liquid Assets Portfolio-Institutional Class      (d) 36,456,376    36,456,376
STIC Prime Portfolio-Institutional Class         (d) 36,456,376    36,456,376
Total Money Market Funds (Cost $72,912,752)                        72,912,752
                                                                 ------------
TOTAL INVESTMENTS--100.00%  (Cost $552,458,944)                  $628,133,520
                                                                 ============

      Investment Abbreviations:

      ADR American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $31,052,992, which represented 4.94% of the Fund's Total Investments. See
      Note 1A.

(c) A portion of this security is subject to call options written. See Note 1G and Note 3. .

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                      PROCEEDS      UNREALIZED      MARKET     DIVIDEND
                         MARKET VALUE    PURCHASES      FROM        APPRECIATION     VALUE      INCOME    REALIZED
FUND                       12/31/04       AT COST       SALES      (DEPRECIATIO)   09/30/05     (LOSS)      GAIN
-----------------------  -------------- ----------- -------------  -------------  ----------- ----------  --------
Liquid Assets                                                                                                   --
Portfolio-Institutional
Class                    $   29,925,367 $80,356,748 $ (73,825,739) $          --  $ 36,456,37 $  974,152  $
STIC Prime
Portfolio-Institutional
Class                        29,925,367  80,356,748   (73,825,739)            --   36,456,376    979,900        --
                         -------------- ----------- -------------  -------------  ----------- ----------  --------
   TOTAL                 $   59,850,734 $160,713,49 $ (147,651,47)            --  $ 72,912,75 $ 1,954,05  $     --
                         ============== =========== =============  =============  =========== ==========  ========

NOTE 3 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                     -----------------------
                     NUMBER OF    PREMIUMS
                     CONTRACTS    RECEIVED
                     ---------  ------------
Beginning of period         --  $         --
Written                  6,280       444,230
End of period            6,280  $    444,230

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                              CHANGE IN
                                                                              UNREALIZED
                         CONTRACT STRIKE NUMBER OF  PREMIUMS   MARKET VALUE   APPRECIATION
                           MONTH   PRICE CONTRACTS  RECEIVED     09/30/05    (DEPRECIATION)
                         -------- ------ --------- ---------  -------------  --------------
Nabors Industries, Ltd.   Jan-06  $   70       550 $ 137,130  $     364,485  $     (227,355)
BJ Services Co.           Jan-06      35     2,180   155,140        681,904        (526,764)
Williamson Co., Inc.
(The)                     Jan-06      25     3,550   151,960        732,365        (580,405)
                                         --------- ---------  -------------  --------------
                                             6,280 $ 444,230  $   1,778,754  $   (1,334,524)
                                         ========= =========  =============  ==============

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $262,499,724 and $210,775,725, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities    $     88,193,172
Aggregate unrealized (depreciation) of investment securities       (12,717,320)
                                                              ----------------
Net unrealized appreciation of investment securities          $     75,475,852
                                                              ================

Cost of investments for tax purposes is $552,657,668.

                           AIM V.I. MONEY MARKET FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIMKT-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                       MATURITY     (000)        VALUE
                                                       --------   ---------   ----------
COMMERCIAL PAPER--41.82%                      (a)
ASSET-BACKED SECURITIES - COMMERCIAL
LOANS/LEASES--4.47%
Fountain Square Commercial Funding
Corp.
3.82% (Acquired 09/01/05; Cost
$2,373,899)                                   (b)      12/28/05     $2,404    $2,382,062
                                                                              ----------
ASSET-BACKED SECURITIES - CONSUMER
RECEIVABLES--4.15%
Thunder Bay Funding, LLC
3.61% (Acquired 08/18/05; Cost
$2,200,579)                                   (b)      10/04/05      2,211     2,210,778
                                                                              ----------
ASSET-BACKED SECURITIES - FULLY
BACKED--5.60%
Govco Inc. (Multi CEP's-Citicorp
North America, Inc.; agent)
3.58% (Acquired 08/10/05; Cost
$1,988,862)                                   (b)      10/05/05      2,000     1,999,602
Picaros Funding LLC/PLC (CEP-KBC Bank N.V.)
3.42% (Acquired 06/03/05; Cost $974,350)      (b)(c)   02/28/06      1,000       985,940
                                                                              ----------
                                                                               2,985,542
                                                                              ----------
ASSET-BACKED SECURITIES -
MULTI-PURPOSE--12.33%
Amsterdam Funding Corp.
3.61% (Acquired 08/19/05; Cost $2,561,610)    (b)(c)   10/06/05      2,574     2,573,226
Barton Capital LLC
3.70% (Acquired 09/14/05; Cost $1,995,683)    (b)      10/05/05      2,000     1,999,589
Charta LLC 3.61% (Acquired 08/22/05; Cost
$1,990,774)                                   (b)      10/07/05      2,000     1,999,198
                                                                              ----------
                                                                               6,572,013
                                                                              ----------
ASSET-BACKED SECURITIES - SECURITY
INVESTMENT VEHICLES--13.39%
Beta Finance Inc./Corp.
3.93% (Acquired 09/20/05; Cost
$1,960,045)                                   (b)(c)   03/22/06      2,000     1,962,883
Grampian Funding Ltd./LLC
3.47% (Acquired 06/16/05; Cost
$984,771)                                     (b)(c)   11/21/05      1,000       995,277
3.49% (Acquired 06/13/05; Cost
$982,647)                                     (b)(c)   12/09/05      1,000       993,505
Klio Funding Ltd./Corp.
3.75% (Acquired 09/08/05; Cost
$2,197,206)                                   (b)      12/08/05      2,218     2,202,751
Sigma Finance Corp./Inc.
3.91% (Acquired 08/31/05; Cost
$980,341)                                     (b)(c)   02/28/06      1,000       983,926
                                                                              ----------
                                                                               7,138,342
                                                                              ----------

                                                                     PRINCIPAL
                                                                       AMOUNT
                                                          MATURITY     (000)        VALUE
                                                          --------   ---------   -----------
INVESTMENT BANKING & BROKERAGE--1.88%
Morgan Stanley, Floating Rate
3.92%                                         (d)         10/12/05      $1,000   $ 1,000,000
                                                                                 -----------
Total Commercial Paper (Cost $22,288,737)                                         22,288,737
                                                                                 -----------
VARIABLE RATE DEMAND NOTES--17.21%            (e)
INSURED--2.87% Omaha (City of), Nebraska;
Special Tax Redevelopment Taxable Series
2002 B RB (INS-Ambac Assurance Corp.)
3.94%                                         (f)(g)(h)   02/01/13       1,530     1,530,000
                                                                                 -----------
LETTER OF CREDIT ENHANCED--14.34%             (i)
Alburquerque (City of), New Mexico
(Ktech Corp. Project); Taxable Series
2002 IDR (LOC-Wells Fargo Bank, N.A.)
3.88%                                         (h)         11/01/22       1,500     1,500,000
Corp. Finance Managers Inc.; Floating Rate
Notes (LOC-Wells Fargo Bank, N.A.) 3.88%      (g)(h)      02/02/43       1,825     1,825,000
EPC Allentown LLC-Series 2005; Floating
Rate Bond (LOC-Wachovia Bank, N.A.) 3.84%     (g)(h)      07/01/30       1,000     1,000,000
Folk Financial Services Inc.-Series A;
Floating Rate Loan Program Notes
(LOC-National City Bank) 3.97%                (h)         10/15/27          35        35,000
Lehigh (County of), Pennsylvania Industrial
Development Authority (Bouras Industries);
Taxable Series 2002 C IDR (LOC-Wachovia
Bank, N.A.) 3.89%                             (g)(h)      11/01/13         695       695,000
Moon (City of), Pennsylvania
Industrial Development Authority (One
Thorn Run Assoc. Project); Taxable
Series 1995 B IDR (LOC-National City
Bank) 3.93%                                   (g)(h)      11/01/15       1,385     1,385,000
North Carolina (State of) Roman Catholic
Diocese of Charlotte; Series 2002 Floating
Rate Bonds (LOC-Wachovia Bank, N.A.) 3.84%    (g)(h)      05/01/14       1,200     1,200,000
                                                                                 -----------
                                                                                   7,640,000
                                                                                 -----------
Total Variable Rate Demand Notes
(Cost $9,170,000)                                                                  9,170,000
                                                                                 -----------
TIME DEPOSITS--11.26%
Dexia Bank S.A.-Brussels (Belgium) 3.92%      (g)         10/03/05       2,000     2,000,000
ING Belgium S.A./N.V.-Brussels (Belgium)
3.92%                                         (g)         10/03/05       2,000     2,000,000
Rabobank Nederland-London (United Kingdom)
3.90%                                         (g)         10/03/05       2,000     2,000,000
                                                                                 -----------
Total Time Deposits (Cost $6,000,000)                                              6,000,000
                                                                                 -----------

                                                                 PRINCIPAL
                                                                   AMOUNT
                                                      MATURITY     (000)        VALUE
                                                      --------   ---------   -----------
CERTIFICATES OF DEPOSIT--3.75%
Barclays Bank PLC
3.75%                                                 11/14/05      $1,000   $ 1,000,000
Northern Rock PLC (United Kingdom)
3.75%                                                 11/21/05       1,000     1,000,000
                                                                             -----------
Total Certificates of Deposit
(Cost $2,000,000)                                                              2,000,000
                                                                             -----------
FUNDING AGREEMENTS--3.75%
New York Life Insurance Co.
3.77% (Acquired 04/06/05;
Cost $2,000,000)                       (b)(j)(k)      04/05/06       2,000     2,000,000
                                                                             -----------
MASTER NOTE AGREEMENTS--3.75%
Merrill Lynch Mortgage Capital, Inc.
4.08% (Acquired 09/13/05;
Cost $2,000,000)                       (b)(d)(g)(l)   11/15/05       2,000     2,000,000
                                                                             -----------
ASSET-BACKED SECURITIES--3.59%
FULLY BACKED--1.88%
RACERS Trust-Series 2004-6-MM,
Floating Rate Notes
(CEP-Lehman Brothers Holdings Inc.)
3.82% (Acquired 04/13/04;
Cost $1,000,000)                       (b)(j)         03/22/06       1,000     1,000,000
                                                                             -----------
STRUCTURED--1.71%
Residential Mortgage
Securities-Series 17A, Class A-1,
Floating Rate Bonds
3.75% (Acquired 02/10/05;
Cost $914,700)                         (b)(c)(j)      02/14/06         915       914,700
                                                                             -----------
Total Asset-Backed Securities
(Cost $1,914,700)                                                              1,914,700
                                                                             -----------
MEDIUM-TERM NOTES--1.32%
MetLife Global Funding I,
Floating Rate Global MTN
3.91% (Acquired 11/10/04;
Cost $700,525)                         (b)(j)         10/27/06         700       700,390
                                                                             -----------
Total Investments (excluding
Repurchase Agreements) (Cost
$46,073,827)                                                                  46,073,827
                                                                             -----------
REPURCHASE AGREEMENTS--13.55%
Bear, Stearns & Co., Inc. 3.90%        (m)            10/03/05       2,000     2,000,000
Goldman, Sachs & Co.
3.90%                                  (n)            10/03/05       2,000     2,000,000
Greenwich Capital Markets, Inc.
3.90%                                  (o)            10/03/05       3,219     3,218,710
                                                                             -----------
Total Repurchase Agreements
(Cost $7,218,710)                                                              7,218,710
                                                                             -----------
TOTAL INVESTMENTS--100.00%
(Cost $53,292,537)                     (p)(q)                                $53,292,537
                                                                             -----------

     Investment Abbreviations:

     CEP      Credit Enhancement Provider
     IDR      Industrial Development Revenue Bonds
     INS      Insurance
     LOC      Letter of Credit
     MTN      Medium Term Notes
     RACERS   Restructured Asset Certificates with Enhanced Returns(SM)
     RB       Revenue Bonds

     Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $27,903,827, which represented 52.36% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of Total Investments) is summarized as follows: United Kingdom: 16.6%; Belgium: 9.4%; other countries less than 5%: 4.8%.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.

(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The market value of this security considered illiquid at September 30, 2005 represented 3.75% of the Fund's Total Investments.

(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.

(m) Joint repurchase agreement entered into 09/30/05 with an aggregate maturing value of $250,081,250. Collateralized by $444,808,080 U.S. Government obligations, 4.19% to 5.19% due 03/01/26 to 09/01/35 with an aggregate market value at 09/30/05 of $255,002,159. The amount to be received upon repurchase by the Fund is $2,000,650.

(n) Joint repurchase agreement entered into 09/30/05 with an aggregate maturing value of $250,081,250. Collateralized by $251,296,559 U.S. Government obligations, 4.84% to 7.00% due 11/01/22 to 09/01/35 with an aggregate market value at 09/30/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $2,000,650.

(o) Joint repurchase agreement entered into 09/30/05 with an aggregate maturing value of $750,243,750. Collateralized by $1,055,491,284 U.S. Government obligations, 3.32% to 7.11% due 02/15/19 to 08/01/41 with an aggregate market value at 09/30/05 of $765,003,746. The amount to be received upon repurchase by the Fund is $3,219,756.

(p) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

ENTITIES                      PERCENTAGE
--------                      ----------
Wachovia Bank, N.A.               5.4
Wells Fargo Bank, N.A.            6.2
Other Entities Less than 5%      88.4

(q)  Also represents cost for federal income tax purposes.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                          AIM V.I. PREMIER EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIPEQ-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
DOMESTIC COMMON STOCKS--85.06%
ADVERTISING--0.98%
Interpublic Group of Cos., Inc. (The)     (a)              336,800   $ 3,920,352
Omnicom Group Inc.                                         133,700    11,181,331
                                                                     -----------
                                                                      15,101,683
                                                                     -----------
AEROSPACE & DEFENSE--1.79%
Boeing Co. (The)                                            85,000     5,775,750
General Dynamics Corp.                                      27,500     3,287,625
Honeywell International Inc.                               165,500     6,206,250
Lockheed Martin Corp.                                       82,000     5,005,280
Northrop Grumman Corp.                                     136,800     7,435,080
                                                                     -----------
                                                                      27,709,985
                                                                     -----------
ALUMINUM--0.24%
Alcoa Inc.                                                 153,600     3,750,912
                                                                     -----------
APPAREL RETAIL--0.50%
Chico's FAS, Inc.                         (a)               50,000     1,840,000
Gap, Inc. (The)                                            334,700     5,833,821
                                                                     -----------
                                                                       7,673,821
                                                                     -----------
APPLICATION SOFTWARE--0.38%
Amdocs Ltd.                               (a)              210,000     5,823,300
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.19%
Bank of New York Co., Inc. (The)                           624,100    18,354,781
                                                                     -----------
BIOTECHNOLOGY--1.69%
Amgen Inc.                                (a)              211,000    16,810,370
Genentech, Inc.                           (a)               35,000     2,947,350
Gilead Sciences, Inc.                     (a)              130,000     6,338,800
                                                                     -----------
                                                                      26,096,520
                                                                     -----------
BUILDING PRODUCTS--0.49%
Masco Corp.                               (b)              245,200     7,522,736
                                                                     -----------
COMMUNICATIONS EQUIPMENT--1.70%
Cisco Systems, Inc.                       (a)              822,000    14,738,460
QUALCOMM Inc.                                              260,000    11,635,000
                                                                     -----------
                                                                      26,373,460
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMPUTER & ELECTRONICS RETAIL--0.30%
Best Buy Co., Inc.                                         105,000   $ 4,570,650
                                                                     -----------
COMPUTER HARDWARE--2.20%
Apple Computer, Inc.                           (a)         165,000     8,845,650
Dell Inc.                                      (a)         305,000    10,431,000
International Business Machines Corp.                      185,100    14,848,722
                                                                     -----------
                                                                      34,125,372
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS--1.17%
EMC Corp.                                      (a)         275,000     3,558,500
Lexmark International, Inc.-Class A            (a)         238,800    14,578,740
                                                                     -----------
                                                                      18,137,240
                                                                     -----------
CONSUMER FINANCE--0.41%
American Express Co.                                        55,000     3,159,200
SLM Corp.                                                   60,000     3,218,400
                                                                     -----------
                                                                       6,377,600
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.86%
First Data Corp.                                           305,200    12,208,000
Sabre Holdings Corp.-Class A                                52,300     1,060,644
                                                                     -----------
                                                                      13,268,644
                                                                     -----------
DEPARTMENT STORES--0.94%
Federated Department Stores, Inc.                           55,000     3,677,850
J.C. Penney Co., Inc.                                       68,000     3,224,560
Nordstrom, Inc.                                            225,000     7,722,000
                                                                     -----------
                                                                      14,624,410
                                                                     -----------
DIVERSIFIED BANKS--0.64%
Bank of America Corp.                                      235,300     9,906,130
                                                                     -----------
DIVERSIFIED CHEMICALS--0.15%
Dow Chemical Co. (The)                                      57,500     2,396,025
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.61%
Cendant Corp.                                              459,200     9,477,888
                                                                     -----------
ELECTRIC UTILITIES--0.53%
FPL Group, Inc.                                            171,300     8,153,880
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES--1.48%
Waste Management, Inc.                                     800,300    22,896,583
                                                                     -----------

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
FOOD RETAIL--2.21%
Kroger Co. (The)                        (a)              1,271,500   $26,180,185
Safeway Inc.                                               312,600     8,002,560
                                                                     -----------
                                                                      34,182,745
                                                                     -----------
FOOTWEAR--0.45%
NIKE, Inc.-Class B                                          86,000     7,024,480
                                                                     -----------
GENERAL MERCHANDISE STORES--0.83%
Target Corp.                                               247,500    12,852,675
                                                                     -----------
HEALTH CARE DISTRIBUTORS--1.86%
Cardinal Health, Inc.                                      274,100    17,388,904
McKesson Corp.                                             241,400    11,454,430
                                                                     -----------
                                                                      28,843,334
                                                                     -----------
HEALTH CARE EQUIPMENT--0.52%
Baxter International Inc.                                  203,000     8,093,610
                                                                     -----------
HEALTH CARE FACILITIES--1.11%
HCA Inc.                                                   358,100    17,160,152
                                                                     -----------
HEALTH CARE SERVICES--0.49%
Caremark Rx, Inc.                       (a)                 85,000     4,244,050
Quest Diagnostics Inc.                                      65,000     3,285,100
                                                                     -----------
                                                                       7,529,150
                                                                     -----------
HOME IMPROVEMENT RETAIL--0.37%
Home Depot, Inc. (The)                                     150,000     5,721,000
                                                                     -----------
HOMEBUILDING--0.48%
D.R. Horton, Inc.                                          105,000     3,803,100
Pulte Homes, Inc.                                           84,000     3,605,280
                                                                     -----------
                                                                       7,408,380
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--0.18%
Hilton Hotels Corp.                                        125,000     2,790,000
                                                                     -----------
HOUSEHOLD PRODUCTS--0.58%
Kimberly-Clark Corp.                                       149,600     8,905,688
                                                                     -----------
HOUSEWARES & SPECIALTIES--0.29%
Fortune Brands, Inc.                                        55,000     4,473,150
                                                                     -----------

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIAL CONGLOMERATES--3.87%
General Electric Co.                                       472,300   $15,902,341
Textron Inc.                                                40,000     2,868,800
Tyco International Ltd.                                  1,477,800    41,156,730
                                                                     -----------
                                                                      59,927,871
                                                                     -----------
INDUSTRIAL MACHINERY--1.40%
Dover Corp.                                                382,600    15,606,254
Illinois Tool Works Inc.                                    72,800     5,993,624
                                                                     -----------
                                                                      21,599,878
                                                                     -----------
INTEGRATED OIL & GAS--1.94%
ConocoPhillips                                             144,000    10,067,040
Exxon Mobil Corp.                                          176,000    11,183,040
Murphy Oil Corp.                                           177,170     8,835,468
                                                                     -----------
                                                                      30,085,548
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES
--1.60%
SBC Communications Inc.                                    595,500    14,274,135
Verizon Communications Inc.                                321,600    10,513,104
                                                                     -----------
                                                                      24,787,239
                                                                     -----------
INTERNET RETAIL--0.23%
eBay Inc.                               (a)                 85,000     3,502,000
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.90%
Google Inc.-Class A                     (a)                 14,000     4,430,440
Yahoo! Inc.                             (a)                280,000     9,475,200
                                                                     -----------
                                                                      13,905,640
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--3.14%
Goldman Sachs Group, Inc. (The)                            112,000    13,616,960
Lehman Brothers Holdings Inc.                               65,000     7,571,200
Merrill Lynch & Co., Inc.                                  135,700     8,325,195
Morgan Stanley                                             353,400    19,062,396
                                                                     -----------
                                                                      48,575,751
                                                                     -----------
MANAGED HEALTH CARE--3.14%
Aetna Inc.                                                 150,000    12,921,000
CIGNA Corp.                                                 35,000     4,125,100
UnitedHealth Group Inc.                                    200,000    11,240,000
WellPoint, Inc.                         (a)                267,800    20,304,596
                                                                     -----------
                                                                      48,590,696
                                                                     -----------
MOVIES & ENTERTAINMENT--1.29%
News Corp.-Class A                                         668,800    10,426,592
Walt Disney Co. (The)                                      397,100     9,582,023
                                                                     -----------
                                                                      20,008,615
                                                                     -----------

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
MULTI-LINE INSURANCE--1.24%
American International Group, Inc.                         139,000   $ 8,612,440
Hartford Financial Services Group, Inc. (The)              136,400    10,525,988
                                                                     -----------
                                                                      19,138,428
                                                                     -----------
OFFICE ELECTRONICS--1.00%
Xerox Corp.                                     (a)      1,132,900    15,464,085
                                                                     -----------
OIL & GAS DRILLING--1.31%
Nabors Industries, Ltd.                         (a)(c)     146,200    10,501,546
Transocean Inc.                                 (a)        159,200     9,760,552
                                                                     -----------
                                                                      20,262,098
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES--5.04%
Baker Hughes Inc.                                          139,100     8,301,488
BJ Services Co.                                 (c)        799,000    28,756,010
Halliburton Co.                                            262,000    17,952,240
National-Oilwell Varco Inc.                     (a)         85,000     5,593,000
Schlumberger Ltd.                                          113,600     9,585,568
Smith International, Inc.                                  233,914     7,791,675
                                                                     -----------
                                                                      77,979,981
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION--0.51%
Apache Corp.                                               106,000     7,973,320
                                                                     -----------
OIL & GAS REFINING & MARKETING --0.52%
Valero Energy Corp.                                         71,000     8,027,260
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.02%
Citigroup Inc.                                             467,700    21,289,704
JPMorgan Chase & Co.                                       295,500    10,026,315
                                                                     -----------
                                                                      31,316,019
                                                                     -----------
PACKAGED FOODS & MEATS--3.13%
Campbell Soup Co.                                          247,000     7,348,250
ConAgra Foods, Inc.                                        171,000     4,232,250
General Mills, Inc.                                        429,900    20,721,180
Kraft Foods Inc.-Class A                                   529,800    16,206,582
                                                                     -----------
                                                                      48,508,262
                                                                     -----------
PAPER PRODUCTS--0.70%
Georgia-Pacific Corp.                                      317,000    10,797,020
                                                                     -----------
PERSONAL PRODUCTS--1.43%
Avon Products, Inc.                                        289,000     7,803,000
Estee Lauder Cos. Inc. (The)-Class A                        95,800     3,336,714
Gillette Co. (The)                                         190,000    11,058,000
                                                                     -----------
                                                                      22,197,714
                                                                     -----------

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
PHARMACEUTICALS--5.52%
Bristol-Myers Squibb Co.                                 476,800     $11,471,808
Forest Laboratories, Inc.              (a)               257,800      10,046,466
Johnson & Johnson                                        260,000      16,452,800
Merck & Co. Inc.                                         705,700      19,202,097
Pfizer Inc.                                              324,000       8,090,280
Wyeth                                                    436,400      20,192,228
                                                                     -----------
                                                                      85,455,679
                                                                     -----------
PROPERTY & CASUALTY INSURANCE--4.15%
ACE Ltd.                                                 405,100      19,068,057
Allstate Corp. (The)                                     107,000       5,916,030
Berkshire Hathaway Inc.-Class A        (a)                   220      18,040,000
Chubb Corp. (The)                                        116,100      10,396,755
St. Paul Travelers Cos., Inc. (The)                      241,500      10,836,105
                                                                     -----------
                                                                      64,256,947
                                                                     -----------
PUBLISHING--1.43%
Gannett Co., Inc.                                        191,500      13,180,945
Tribune Co.                                              262,500       8,896,125
                                                                     -----------
                                                                      22,077,070
                                                                     -----------
RAILROADS--0.75%
Burlington Northern Santa Fe Corp.                        55,000       3,289,000
Union Pacific Corp.                                      115,800       8,302,860
                                                                     -----------
                                                                      11,591,860
                                                                     -----------
REGIONAL BANKS--0.44%
Fifth Third Bancorp                                      184,100       6,761,993
                                                                     -----------
RESTAURANTS--0.50%
Yum! Brands, Inc.                                        160,000       7,745,600
                                                                     -----------
SEMICONDUCTOR EQUIPMENT--0.46%
Applied Materials, Inc.                                  419,100       7,107,936
                                                                     -----------
SEMICONDUCTORS--3.58%
Analog Devices, Inc.                                     494,000      18,347,160
Intel Corp.                                              383,900       9,463,135
National Semiconductor Corp.                             607,600      15,979,880
Texas Instruments Inc.                                   125,000       4,237,500
Xilinx, Inc.                                             266,800       7,430,380
                                                                     -----------
                                                                      55,458,055
                                                                     -----------
SOFT DRINKS--0.74%
Coca-Cola Co. (The)                                      265,400      11,462,626
                                                                     -----------

                                                                      MARKET
                                                        SHARES         VALUE
                                                      ---------   --------------
SPECIALTY CHEMICALS--0.20%
Ecolab Inc.                                              95,000   $    3,033,350
                                                                  --------------
SPECIALTY STORES--0.29%
Office Depot, Inc.                              (a)     150,000        4,455,000
                                                                  --------------
SYSTEMS SOFTWARE--4.36%
Computer Associates International, Inc.                 863,000       24,000,030
Microsoft Corp.                                       1,148,600       29,553,478
Oracle Corp.                                    (a)     560,000        6,938,400
Symantec Corp.                                  (a)     305,000        6,911,300
                                                                  --------------
                                                                      67,403,208
                                                                  --------------
THRIFTS & MORTGAGE FINANCE--0.61%
Fannie Mae                                              211,000        9,457,020
                                                                  --------------
Total Domestic Common Stocks
(Cost $1,147,365,336)                                              1,316,239,753
                                                                  --------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--11.67%
BERMUDA--0.87%
Accenture Ltd.-Class A
(IT Consulting & Other Services)                (a)     528,700       13,460,702
                                                                  --------------
FINLAND --0.61%
Nokia Oyj-ADR
(Communications Equipment)                              561,100        9,488,201
                                                                  --------------
FRANCE--2.11%
Sanofi-Aventis (Pharmaceuticals)                (d)     193,100       15,995,873
Total S.A. (Integrated Oil & Gas)               (d)      61,200       16,663,806
                                                                  --------------
                                                                      32,659,679
                                                                  --------------
ISRAEL--0.96%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                       442,700       14,795,034
                                                                  --------------
JAPAN--0.63%
Nintendo Co., Ltd.
(Home Entertainment Software)                   (d)      26,600        3,120,169
Sony Corp.-ADR (Consumer Electronics)                   199,400        6,618,086
                                                                  --------------
                                                                       9,738,255
                                                                  --------------
MEXICO--0.43%
CEMEX, S.A. de C.V.-ADR
(Construction Materials)                                127,500        6,668,250
                                                                  --------------
NETHERLANDS--2.76%
Heineken N.V. (Brewers)                         (d)     392,881       12,644,500
Koninklijke (Royal) Philips Electronics N.V.
(Consumer Electronics)                          (d)     536,600       14,317,442
Unilever N.V. (Packaged Foods & Meats)          (d)     222,100       15,820,054
                                                                  --------------
                                                                      42,781,996
                                                                  --------------

                                                                       MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
SINGAPORE--0.19%
Marvell Technology Group Ltd.                   (a)        63,000   $  2,904,930
                                                                    ------------
SWITZERLAND--0.79%
Alcon, Inc. (Health Care Supplies)                         95,000     12,148,600
                                                                    ------------
TAIWAN--0.19%
Taiwan Semiconductor Manufacturing Co.
Ltd.-ADR (Semiconductors)                                 358,300      2,945,226
                                                                    ------------
UNITED KINGDOM--2.13%
BP PLC-ADR (Integrated Oil & Gas)                         114,600      8,119,410
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                 417,000     21,383,760
Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                          95,000      3,514,050
                                                                    ------------
                                                                      33,017,220
                                                                    ------------
Total Foreign Stocks & Other Equity
Interests (Cost $153,137,688)                                        180,608,093
                                                                    ------------

                                                NUMBER
                                                  OF      EXERCISE   EXPIRATION
                                              CONTRACTS     PRICE       DATE
                                              ---------   --------   ----------
PUT OPTIONS PURCHASED--0.01%
OIL & GAS DRILLING--0.01%
Nabors Industries, Ltd.                             730      $60.0     Jan-06      81,614
                                                                                  -------
OIL & GAS EQUIPMENT & SERVICES--0.00%
BJ Services Co.                                   3,000       27.5     Jan-06      60,900
                                                                                  -------
Total Put Options Purchased (Cost $679,493)                                       142,514
                                                                                  -------

                                                           SHARES
                                                         ----------
MONEY MARKET FUNDS--3.20%
Liquid Assets Portfolio-Institutional Class     (e)      24,729,416       24,729,416
STIC Prime Portfolio-Institutional Class        (e)      24,729,416       24,729,416
                                                                      --------------
Total Money Market Funds (Cost $49,458,832)                               49,458,832
                                                                      --------------
TOTAL INVESTMENTS--99.94% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $1,350,641,349)                          1,546,449,192
                                                                      --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.06%
Liquid Assets Portfolio-Institutional Class     (e)(f)      950,400          950,400
                                                                      --------------
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $950,400)                                                              950,400
                                                                      --------------
TOTAL INVESTMENTS--100.00%
(Cost $1,351,591,749)                                                 $1,547,399,592
                                                                      --------------

     Investment Abbreviations:

ADR  American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) A portion of this security is subject to call options written. See Note 1F and Note 4.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $78,561,844, which represented 5.08% of the Fund's Total Investments. See
     Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                CHANGE IN
                                                                                UNREALIZED                                 REALIZED
                                MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND      GAIN
FUND                              12/31/04        AT COST         SALES       (DEPRECIATION)     09/30/05       INCOME      (LOSS)
----                            ------------   ------------   -------------   --------------   ------------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class          $ 57,924,372   $209,306,091   $(242,501,047)        $--         $24,729,416   $  810,781      $--
STIC Prime Portfolio-
   Institutional Class            57,924,371    209,306,091    (242,501,046)         --          24,729,416      817,392       --
                                ------------   ------------   -------------         ---         -----------   ----------      ---
   SUBTOTAL                     $115,848,743   $418,612,182   $(485,002,093)        $--         $49,458,832   $1,628,173      $--
                                ------------   ------------   -------------         ---         -----------   ----------      ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING
TRANSACTIONS:

                                                                                CHANGE IN
                                                                                UNREALIZED                                 REALIZED
                                MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND      GAIN
FUND                              12/31/04        AT COST         SALES       (DEPRECIATION)     09/30/05      INCOME *     (LOSS)
----                            ------------   ------------   -------------   --------------   ------------   ----------   --------
Liquid Assets Portfolio-
Institutional Class             $         --   $ 96,558,675   $ (95,608,275)        $--         $   950,400   $   21,742      $--
STIC Prime Portfolio-
Institutional Class                5,027,000    332,503,144    (337,530,144)         --                  --       46,668       --
                                ------------   ------------   -------------         ---         -----------   ----------      ---
   SUBTOTAL                     $  5,027,000   $429,061,819   $(433,138,419)        $--         $   950,400   $   68,410      $--
                                ------------   ------------   -------------         ---         -----------   ----------      ---
   TOTAL                        $120,875,743   $847,674,001   $(918,140,512)        $--         $50,409,232   $1,696,583      $--
                                ------------   ------------   -------------         ---         -----------   ----------      ---

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2005, securities with an aggregate value of $911,196 were on loan to brokers. The loans were secured by cash collateral of $950,400 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $68,410 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                       ---------   --------
Beginning of period         --     $     --
Written                  3,730      395,508
                         -----     --------
End of period            3,730     $395,508
                         -----     --------

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                       MARKET       UNREALIZED
                          CONTRACT   STRIKE   NUMBER OF   PREMIUMS      VALUE      APPRECIATION
                            MONTH     PRICE   CONTRACTS   RECEIVED    09/30/05    (DEPRECIATION)
                          --------   ------   ---------   --------   ----------   --------------
BJ Services Co.            Jan-06      $35      3,000     $213,498   $  938,400    $  (724,902)
Nabors Industries, Ltd.    Jan-06       70        730      182,010      483,771       (301,761)
                                                -----     --------   ----------    -----------
                                                3,730     $395,508   $1,422,171    $(1,026,663)
                                                =====     ========   ==========    ===========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $564,844,646 and $702,804,781 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $237,475,276
Aggregate unrealized (depreciation) of investment securities        (50,397,125)
                                                                   ------------
Net unrealized appreciation of investment securities               $187,078,151
                                                                   ============

Cost of investments for tax purposes is $1,360,321,441.

NOTE 6 - SUBSEQUENT EVENT

The Board of Trustees of AIM Variable Insurance Funds unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM V.I. Premier Equity Fund ("Selling Fund") a series of AIM Variable Insurance Funds, would transfer all of its assets to AIM V.I. Core Equity Fund ("Buying Fund"), a series of AIM Variable Insurance Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

                            AIM V.I. REAL ESTATE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VIREA-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SSCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCK &
OTHER EQUITY INTERESTS--99.30%
APARTMENTS--15.24%
American Campus Communities, Inc.                           24,400   $   586,088
Archstone-Smith Trust                                       75,900     3,026,133
AvalonBay Communities, Inc.                                 35,800     3,068,060
Camden Property Trust                                       27,200     1,516,400
Education Realty Trust, Inc.                                16,900       282,230
Equity Residential                                          96,400     3,648,740
Essex Property Trust, Inc.                                  19,200     1,728,000
GMH Communities Trust                                       13,900       203,913
                                                                     -----------
                                                                      14,059,564
                                                                     -----------
DIVERSIFIED--8.37%
CapitaCommercial Trust (Singapore)                  (a)     84,900        75,772
Capital & Regional PLC (United Kingdom)             (a)     19,900       282,471
CapitaLand Ltd. (Singapore)                         (a)     66,000       122,661
Colonial Properties Trust                                   10,700       475,936
Cominar Real Estate Investment Trust (Canada)                6,000       100,159
Hang Lung Properties Ltd. (Hong Kong)               (a)    120,000       191,594
Henderson Land Development Co. Ltd. (Hong Kong)     (a)      9,000        45,109
Hongkong Land Holdings Ltd. (Hong Kong)             (a)    109,000       342,613
Hysan Development Co. Ltd. (Hong Kong)              (a)    102,000       256,381
Land Securities Group PLC (United Kingdom)          (a)      5,200       135,825
Mitsubishi Estate Co., Ltd. (Japan)                 (a)     19,000       261,406
Mitsui Fudosan Co., Ltd. (Japan)                    (a)     39,000       589,071
Singapore Land Ltd. (Singapore)                     (a)     29,000        93,613
Stockland (Australia)                               (a)     13,400        62,973
Sun Hung Kai Properties Ltd. (Hong Kong)            (a)     44,000       457,137
Vornado Realty Trust                                        48,800     4,227,056
                                                                     -----------
                                                                       7,719,777
                                                                     -----------
HEALTHCARE--1.20%
Ventas, Inc.                                                34,300     1,104,460
                                                                     -----------
INDUSTRIAL PROPERTIES--10.90%
AMB Property Corp.                                          21,300       956,370
Ascendas Real Estate Investment Trust (Singapore)   (a)    101,200       131,107
CenterPoint Properties Trust                                68,000     3,046,400
First Potomac Realty Trust                                   3,100        79,670
Macquarie Goodman Group (Australia)                 (a)     51,600       167,237
ProLogis                                                   128,014     5,672,300
                                                                     -----------
                                                                      10,053,084
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
LODGING-RESORTS--9.91%
Eagle Hospitality Properties Trust, Inc.-Series
A, 8.25% Pfd.                                     (b)        5,000   $   125,938
Equity Inns Inc.                                            39,200       529,200
Hersha Hospitality Trust-Series A, 8.00% Pfd.                3,700        92,870
Hilton Hotels Corp.                                         92,300     2,060,136
Host Marriott Corp.                                        215,400     3,640,260
LaSalle Hotel Properties                                     6,700       230,815
LaSalle Hotel Properties-Series D, 7.50% Pfd.                6,000       150,300
Marriott International, Inc.-Class A                         4,700       296,100
Starwood Hotels & Resorts Worldwide, Inc.         (c)       35,300     2,018,101
                                                                     -----------
                                                                       9,143,720
                                                                     -----------
OFFICE PROPERTIES--20.65%
Alexandria Real Estate Equities, Inc.                       15,600     1,289,964
American Financial Realty Trust                             43,000       610,600
Arden Realty, Inc.                                          18,400       757,528
Boston Properties, Inc.                                     58,800     4,168,920
Brandywine Realty Trust                                     26,300       817,667
Brookfield Properties Corp. (Canada)                        32,750       965,143
CarrAmerica Realty Corp.                                    26,800       963,460
Derwent Valley Holdings PLC (United Kingdom)      (a)       20,200       465,461
Digital Realty Trust, Inc.-Series A, 8.50% Pfd.              2,900        76,415
Prentiss Properties Trust                                   30,900     1,254,540
Reckson Associates Realty Corp.                             42,200     1,458,010
SL Green Realty Corp.                                       49,900     3,402,182
Trizec Properties, Inc.                                    122,400     2,822,544
                                                                     -----------
                                                                      19,052,434
                                                                     -----------
REGIONAL MALLS--20.48%
General Growth Properties, Inc.                            151,500     6,806,895
Macerich Co. (The)                                          52,400     3,402,856
Mills Corp. (The)                                           32,200     1,773,576
Simon Property Group, Inc.                                  91,400     6,774,568
Westfield Group (Australia)                       (a)       10,100       129,438
                                                                     -----------
                                                                      18,887,333
                                                                     -----------
SELF STORAGE FACILITIES--3.13%
Extra Space Storage Inc.                                    12,000       184,560
Public Storage, Inc.                                        28,100     1,882,700
U-Store-It Trust                                            40,300       816,881
                                                                     -----------
                                                                       2,884,141
                                                                     -----------
SHOPPING CENTERS--8.64%
Citycon Oyj (Finland)                             (a)       47,300       198,319
Developers Diversified Realty Corp.                         62,500     2,918,750
Federal Realty Investment Trust                             25,900     1,578,087
Regency Centers Corp.                                       48,400     2,780,580
Urstadt Biddle Properties-Class A                           32,700       495,732
                                                                     -----------
                                                                       7,971,468
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY PROPERTIES--0.78%
Entertainment Properties Trust                              12,900   $   575,727
Spirit Finance Corp.                                        13,100       147,375
                                                                     -----------
                                                                         723,102
                                                                     -----------
Total Real Estate Investment Trusts, Common Stock
& Other Equity Interests
(Cost $73,407,979)                                                    91,599,083
                                                                     -----------
MONEY MARKET FUNDS--0.70%
Premier Portfolio-Institutional Class
(Cost $646,693)                                     (d)    646,693       646,693
                                                                     -----------
TOTAL INVESTMENTS--100.00%
(Cost $74,054,672)                                                   $92,245,776
                                                                     -----------

     Investment Abbreviations:

     Pfd.- Preferred

     Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $4,008,188, which represented 4.35% of the Fund's Total Investments. See
     Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this securities at September 30, 2005 represented 0.14% of the Fund's Total Investments. See Note 1A.

(c)  Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                                              CHANGE IN
                                    MARKET                                    UNREALIZED     MARKET
                                     VALUE      PURCHASES      PROCEEDS      APPRECIATION     VALUE    DIVIDEND     REALIZED
FUND                               12/31/04      AT COST      FROM SALES    (DEPRECIATION)  09/30/05    INCOME    GAIN (LOSS)
----                              ----------   -----------   ------------   -------------   --------   --------   -----------
Premier Portfolio-Institutional
Class                             $6,720,218   $27,636,116   $(33,709,641)       $--        $646,693    $57,815       $--
                                  ----------   -----------   ------------        ---        --------    -------       ---

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $45,311,416 and $32,554,604, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $18,239,510
Aggregate unrealized (depreciation) of investment securities            (65,944)
                                                                    -----------
Net unrealized appreciation of investment securities                $18,173,566
                                                                    -----------

Cost of investments for tax purposes is $74,072,210.

                         AIM V.I. SMALL CAP EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    VISCE-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.06%

ADVERTISING--1.01%
R.H. Donnelley Corp.                                                      (a)          6,091     $    385,317

AEROSPACE & DEFENSE--2.38%

Alliant Techsystems Inc.                                                  (a)          6,146          458,799
Curtiss-Wright Corp.                                                                   7,242          446,904
                                                                                                 ------------
                                                                                                      905,703
                                                                                                 ============

AIR FREIGHT & LOGISTICS--0.97%

UTi Worldwide Inc.                                                                     4,774          370,940

ALUMINUM--0.46%

Century Aluminum Co.                                                      (a)          7,791          175,142

APPAREL RETAIL--3.44%

Dress Barn, Inc. (The)                                                    (a)         11,107          252,795
Genesco Inc.                                                              (a)          7,369          274,422
Guess?, Inc.                                                              (a)         11,573          248,009
Stage Stores, Inc.                                                                     9,743          261,794
Too Inc.                                                                  (a)          9,901          271,584
                                                                                                 ------------
                                                                                                    1,308,604
                                                                                                 ============

APPAREL, ACCESSORIES & LUXURY GOODS--0.88%

Kenneth Cole Productions, Inc.-Class A                                                12,290          335,394

APPLICATION SOFTWARE--2.92%

FileNET Corp.                                                             (a)         10,129          282,599
Hyperion Solutions Corp.                                                  (a)          6,036          293,651
SERENA Software, Inc.                                                     (a)         16,790          334,625
Transaction Systems Architects, Inc.                                      (a)          7,235          201,495
                                                                                                 ------------
                                                                                                    1,112,370
                                                                                                 ============

ASSET MANAGEMENT & CUSTODY BANKS--1.07%

Affiliated Managers Group, Inc.                                           (a)          5,597          405,335

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
BIOTECHNOLOGY--1.70%

CV Therapeutics, Inc.                                                     (a)          6,558     $    175,426
DOV Pharmaceutical, Inc.                                                  (a)         10,205          173,281
Neurocrine Biosciences, Inc.                                              (a)          6,036          296,911
                                                                                                 ------------
                                                                                                      645,618
                                                                                                 ============
BUILDING PRODUCTS--0.64%

NCI Building Systems, Inc.                                                (a)          5,925          241,681

CASINOS & GAMING--0.96%

Pinnacle Entertainment, Inc.                                              (a)         19,863          364,089

COMMERCIAL PRINTING--0.63%

Banta Corp.                                                                            4,718          240,099

COMMUNICATIONS EQUIPMENT--1.91%

CommScope, Inc.                                                           (a)         19,314          334,905
Packeteer, Inc.                                                           (a)         24,471          307,111
SpectraLink Corp.                                                                      6,523           83,168
                                                                                                 ------------
                                                                                                      725,184
                                                                                                 ============

COMPUTER HARDWARE--1.93%

Intergraph Corp.                                                          (a)          7,572          338,544
Stratasys, Inc.                                                           (a)         13,278          394,357
                                                                                                 ------------
                                                                                                      732,901
                                                                                                 ============

COMPUTER STORAGE & PERIPHERALS--0.76%

Emulex Corp.                                                              (a)         14,234          287,669

CONSTRUCTION & ENGINEERING--0.85%

URS Corp.                                                                 (a)          8,011          323,564

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.65%

Manitowoc Co., Inc. (The)                                                             10,425          523,856
Wabash National Corp.                                                                 13,600          267,376
Wabtec Corp.                                                                          21,948          598,741
                                                                                                 ------------
                                                                                                    1,389,973
                                                                                                 ============

CONSUMER FINANCE--0.93%

World Acceptance Corp.                                                    (a)         14,002          355,791

DATA PROCESSING & OUTSOURCED SERVICES--2.10%

BISYS Group, Inc. (The)                                                   (a)         27,544          369,916
Wright Express Corp.                                                      (a)         19,972          431,195
                                                                                                 ------------
                                                                                                      801,111
                                                                                                 ============

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
DIVERSIFIED CHEMICALS--0.95%

FMC Corp.                                                                 (a)          6,341     $    362,832

DIVERSIFIED METALS & MINING--0.94%

Compass Minerals International, Inc.                                                  15,583          358,409

ENVIRONMENTAL & FACILITIES SERVICES--2.12%

Rollins, Inc.                                                                         18,104          353,390
Waste Connections, Inc.                                                   (a)         12,949          454,251
                                                                                                 ------------
                                                                                                      807,641
                                                                                                 ============
FOOD RETAIL--0.89%

Ruddick Corp.                                                                         14,711          339,089

GAS UTILITIES--1.79%

Energen Corp.                                                                         10,973          474,692

New Jersey Resources Corp.                                                             4,499          206,864
                                                                                                 ------------
                                                                                                      681,556
                                                                                                 ============

HEALTH CARE EQUIPMENT--0.93%

Invacare Corp.                                                                         8,449          352,070

HEALTH CARE FACILITIES--2.13%

Kindred Healthcare, Inc.                                                  (a)         10,852          323,390
VCA Antech, Inc.                                                          (a)         19,094          487,279
                                                                                                 ------------
                                                                                                      810,669
                                                                                                 ============

HEALTH CARE SERVICES--1.04%

Apria Healthcare Group Inc.                                               (a)         12,401          395,716

HEALTH CARE SUPPLIES--3.79%

DJ Orthopedics Inc.                                                       (a)         15,802          457,310
Haemonetics Corp.                                                         (a)         10,425          495,500
Sybron Dental Specialties, Inc.                                           (a)         11,742          488,232
                                                                                                 ------------
                                                                                                    1,441,042
                                                                                                 ============

HOTELS, RESORTS & CRUISE LINES--1.10%

La Quinta Corp.                                                           (a)         48,394          420,544

HOUSEHOLD APPLIANCES--1.00%

Snap-on Inc.                                                                          10,535          380,524

HOUSEHOLD PRODUCTS--0.83%

Central Garden & Pet Co.                                                  (a)          6,967          315,257

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
INDUSTRIAL GASES--1.02%

Airgas, Inc.                                                                          13,060     $    386,968

INDUSTRIAL MACHINERY--2.25%

Kaydon Corp.                                                                          12,729          361,631
Middleby Corp. (The)                                                      (a)          6,804          493,290
                                                                                                 ------------
                                                                                                      854,921
                                                                                                 ============

INSURANCE BROKERS--0.83%

Hilb Rogal and Hobbs Co.                                                               8,449          315,317

INTERNET SOFTWARE & SERVICES--1.22%

United Online, Inc.                                                                   33,579          465,069

INVESTMENT BANKING & BROKERAGE--0.02%

CMET Finance Holdings, Inc. (Acquired 12/08/03; Cost $20,000)(a)(b)(c)                   200            7,438

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.52%

iShares Nasdaq Biotechnology Index Fund                                                2,584          198,038

MANAGED HEALTH CARE--1.19%
AMERIGROUP Corp.                                                          (a)          7,114          136,020

Sierra Health Services, Inc.                                              (a)          4,609          317,422
                                                                                                 ------------
                                                                                                      453,442
                                                                                                 ============

METAL & GLASS CONTAINERS--0.97%

AptarGroup, Inc.                                                                       7,420          369,590

MULTI-UTILITIES--0.54%

Avista Corp.                                                                          10,535          204,379

OFFICE SERVICES & SUPPLIES--0.66%

Brady Corp.-Class A                                                                    8,121          251,264

OIL & GAS EQUIPMENT & SERVICES--2.56%

FMC Technologies, Inc.                                                    (a)         10,205          429,733
Oceaneering International, Inc.                                           (a)         10,205          545,049
                                                                                                 ------------
                                                                                                      974,782
                                                                                                 ============
OIL & GAS EXPLORATION & PRODUCTION--6.15%

Comstock Resources, Inc.                                                  (a)         12,071          396,049
Penn Virginia Corp.                                                                   10,754          620,613
Plains Exploration & Production Co.                                       (a)         14,704          629,625
Warren Resources Inc.                                                     (a)         41,590          696,632
                                                                                                 ------------
                                                                                                    2,342,919
                                                                                                 ============
PACKAGED FOODS & MEATS--1.92%

Flowers Foods, Inc.                                                                   15,363          419,103
TreeHouse Foods, Inc.                                                     (a)         11,632          312,668
                                                                                                 ------------
                                                                                                      731,771
                                                                                                 ============

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
PHARMACEUTICALS--0.93%

Adams Respiratory Therapeutics, Inc.                                      (a)          3,731     $    120,474
Aspreva Pharmaceuticals Corp. (Canada)                                    (a)         16,433          234,335
                                                                                                 ------------
                                                                                                      354,809
                                                                                                 ============

PROPERTY & CASUALTY INSURANCE--3.46%

Assured Guaranty Ltd.                                                                 21,188          507,029
FPIC Insurance Group, Inc.                                                (a)         10,137          364,831
Philadelphia Consolidated Holding Corp.                                   (a)          5,267          447,168
                                                                                                 ------------
                                                                                                    1,319,028
                                                                                                 ============

REAL ESTATE--3.92%

Alexandria Real Estate Equities, Inc.                                                  3,292          272,215
Global Signal Inc.                                                                    12,290          549,855
LaSalle Hotel Properties                                                              12,071          415,846
Universal Health Realty Income Trust                                                   7,681          255,393
                                                                                                 ------------
                                                                                                    1,493,309
                                                                                                 ============

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.27%

Jones Lang LaSalle Inc.                                                               10,480          482,709

REGIONAL BANKS--6.24%

Alabama National BanCorp.                                                              4,548          290,799
Boston Private Financial Holdings, Inc.                                               10,852          288,012
Columbia Banking System, Inc.                                                          7,902          207,269
CVB Financial Corp.                                                                   10,617          197,476
Hancock Holding Co.                                                                    5,925          202,279
MB Financial, Inc.                                                                     7,242          282,293
Signature Bank                                                            (a)          8,998          242,856
Sterling Bancshares, Inc.                                                             13,169          193,716
Sterling Financial Corp.                                                               8,230          185,586
Wintrust Financial Corp.                                                               5,706          286,784
                                                                                                 ------------
                                                                                                    2,377,070
                                                                                                 ============

RESTAURANTS--1.91%

Papa John's International, Inc.                                           (a)          7,768          389,332
Steak n Shake Co. (The)                                                   (a)         18,538          336,465
                                                                                                 ------------
                                                                                                      725,797
                                                                                                 ============

SEMICONDUCTOR EQUIPMENT--2.18%

ATMI, Inc.                                                                (a)         14,925          462,675
Varian Semiconductor Equipment Associates, Inc.                           (a)          8,669          367,305
                                                                                                 ------------
                                                                                                      829,980
                                                                                                 ============

SEMICONDUCTORS--2.86%

DSP Group, Inc.                                                           (a)         15,802          405,479
Micrel, Inc.                                                              (a)         29,921          336,013
Semtech Corp.                                                             (a)         10,425          171,700
Silicon Laboratories Inc.                                                 (a)          5,815          176,718
                                                                                                 ------------
                                                                                                    1,089,910
                                                                                                 ============

                                                                                                    MARKET
                                                                                     SHARES         VALUE
                                                                                     -------     ------------
SPECIALTY CHEMICALS--1.88%

Albemarle Corp.                                                                       10,251     $    386,463
Minerals Technologies Inc.                                                             5,786          331,017
                                                                                                 ------------
                                                                                                      717,480
                                                                                                 ============

SYSTEMS SOFTWARE--1.06%

Progress Software Corp.                                                   (a)         12,729          404,400

TIRES & RUBBER--0.48%

Bandag, Inc.                                                                           4,280          183,441

TRADING COMPANIES & DISTRIBUTORS--1.19%

Watsco, Inc.                                                                           8,560          454,622

TRUCKING--1.13%

Landstar System, Inc.                                                                 10,754          430,483

Total Common Stocks & Other Equity Interests (Cost $31,653,657)                                    36,190,770

MONEY MARKET FUNDS--4.94%

Liquid Assets Portfolio-Institutional Class                               (d)        940,804          940,804
STIC Prime Portfolio-Institutional Class                                  (d)        940,804          940,804
                                                                                                 ------------
Total Money Market Funds (Cost $1,881,608)                                                          1,881,608
                                                                                                 ============

TOTAL INVESTMENTS--100.00%  (Cost $33,535,265)                                                   $ 38,072,378
                                                                                                 ============

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at September 30, 2005 represented 0.02% of the Fund's Total Investments. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.02% of the Fund's Total Investments. See
      Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                                    CHANGE IN
                           MARKET                                   UNREALIZED                              REALIZED
                           VALUE       PURCHASES   PROCEEDS FROM   APPRECIATION   MARKET VALUE   DIVIDEND     GAIN
FUND                      12/31/04     AT COST         SALES      (DEPRECIATION)   09/30/05       INCOME     (LOSS)
-----------------------   ---------  ------------  -------------  --------------  ------------  ----------  ---------
Liquid Assets
Portfolio-Institutional
Class                     $ 344,833  $  8,706,395  $  (8,110,424) $           --  $    940,804  $   12,865  $      --

STIC Prime
Portfolio-Institutional
Class                       344,833     8,706,395     (8,110,424)             --       940,804      12,941         --
                          ---------  ------------  -------------  --------------  ------------  ----------  ---------
TOTAL                     $ 689,666  $ 17,412,790  $ (16,220,848) $           --  $  1,881,608  $   25,806  $      --
                          =========  ============  =============  ==============  ============  ==========  =========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $25,296,744 and $16,846,756, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $    5,329,842
Aggregate unrealized (depreciation) of investment securities            (815,392)
                                                                  --------------
Net unrealized appreciation of investment securities              $    4,514,450
                                                                  ==============
Cost of investments for tax purposes is $33,557,928.


                       AIM V.I. SMALL COMPANY GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VISCG-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCKS--87.82%
AEROSPACE & DEFENSE--2.62%
Ceradyne, Inc.                            (a)                11,793   $  432,567
Engineered Support Systems, Inc.                              6,465      265,324
Essex Corp.                               (a)                12,638      273,865
                                                                      ----------
                                                                         971,756
                                                                      ----------
AGRICULTURAL PRODUCTS--0.53%
Corn Products International, Inc.                             9,827      198,211
                                                                      ----------
APPAREL RETAIL--3.39%
Aeropostale, Inc.                         (a)                18,326      389,427
DSW Inc.-Class A                          (a)                 8,735      185,182
Hot Topic, Inc.                           (a)                22,484      345,354
New York & Co., Inc.                      (a)                20,586      337,610
                                                                      ----------
                                                                       1,257,573
                                                                      ----------
APPLICATION SOFTWARE--4.66%
FileNET Corp.                             (a)                10,328      288,151
Henry (Jack) & Associates, Inc.                              23,801      461,739
Hyperion Solutions Corp.                  (a)                 7,233      351,885
TIBCO Software Inc.                       (a)                26,584      222,242
Ulticom, Inc.                             (a)                24,495      270,180
Unica Corp.                               (a)                12,294      134,988
                                                                      ----------
                                                                       1,729,185
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS--2.98%
Affiliated Managers Group, Inc.           (a)                 3,288      238,117
Investors Financial Services Corp.                           10,169      334,560
National Financial Partners Corp.                             6,368      287,452
Nuveen Investments-Class A                                    6,204      244,376
                                                                      ----------
                                                                       1,104,505
                                                                      ----------
AUTO PARTS & EQUIPMENT--1.18%
Keystone Automotive Industries, Inc.      (a)                10,959      315,729
Midas, Inc.                               (a)                 6,040      120,075
                                                                      ----------
                                                                         435,804
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
BIOTECHNOLOGY--4.37%
Amylin Pharmaceuticals, Inc.            (a)(b)                5,619   $  195,485
CV Therapeutics, Inc.                   (a)                   6,850      183,237
Digene Corp.                            (a)                   9,130      260,205
Incyte Corp.                            (a)                  21,550      101,285
Martek Biosciences Corp.                (a)                   4,989      175,264
Neurocrine Biosciences, Inc.            (a)                   3,872      190,464
Nuvelo, Inc.                            (a)                  12,563      120,605
Orchid Cellmark, Inc.                   (a)                  20,704      175,984
Rigel Pharmaceuticals, Inc.             (a)                   9,110      216,545
                                                                      ----------
                                                                       1,619,074
                                                                      ----------
BROADCASTING & CABLE TV--0.63%
Radio One, Inc.-Class D                 (a)                  17,727      233,110
                                                                      ----------
BUILDING PRODUCTS--1.16%
Lennox International Inc.                                     8,564      234,739
Quixote Corp.                                                 9,133      195,355
                                                                      ----------
                                                                         430,094
                                                                      ----------
COMMUNICATIONS EQUIPMENT--1.47%
ADC Telecommunications, Inc.            (a)                  13,052      298,369
F5 Networks, Inc.                       (a)                   2,634      114,500
Symmetricom, Inc.                       (a)                  17,320      134,057
                                                                      ----------
                                                                         546,926
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS--1.16%
Brocade Communications Systems, Inc.    (a)                  27,794      113,400
QLogic Corp.                            (a)                   9,264      316,829
                                                                      ----------
                                                                         430,229
                                                                      ----------
CONSTRUCTION & ENGINEERING--0.83%
Infrasource Services Inc.               (a)                   9,405      136,843
Perini Corp.                            (a)                   9,380      170,716
                                                                      ----------
                                                                         307,559
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.67%
Astec Industries, Inc.                  (a)                  11,203      318,053
Terex Corp.                             (a)                   6,129      302,956
                                                                      ----------
                                                                         621,009
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES
--2.28%
Alliance Data Systems Corp.             (a)                  13,902      544,263
iPayment Holdings, Inc.                 (a)                   7,932      300,147
                                                                      ----------
                                                                         844,410
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
DISTRIBUTORS--0.61%
Source Interlink Cos., Inc.                   (a)            20,424   $  225,889
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--2.27%
CoStar Group Inc.                             (a)             3,549      165,809
G & K Services, Inc.-Class A                                  4,145      163,272
Navigant Consulting, Inc.                     (a)             9,616      184,243
Pike Electric Corp.                           (a)            17,546      328,637
                                                                      ----------
                                                                         841,961
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.36%
EnerSys                                       (a)            16,849      255,599
Regal-Beloit Corp.                                            8,861      287,451
Ultralife Batteries, Inc.                     (a)            25,623      331,049
                                                                      ----------
                                                                         874,099
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.00%
Aeroflex Inc.                                 (a)            33,035      309,208
Cogent Inc.                                   (a)             7,380      175,275
FARO Technologies, Inc.                       (a)(c)         11,022      214,819
Lipman Electronic Engineering Ltd. (Israel)   (a)             9,550      200,645
Photon Dynamics, Inc.                         (a)            11,095      212,469
                                                                      ----------
                                                                       1,112,416
                                                                      ----------
ELECTRONIC MANUFACTURING SERVICES--0.46%
Staktek Holdings Inc.                         (a)            47,518      172,015
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.92%
Standard Parking Corp.                        (a)            17,909      340,808
                                                                      ----------
GENERAL MERCHANDISE STORES--0.44%
Tuesday Morning Corp.                                         6,323      163,576
                                                                      ----------
HEALTH CARE EQUIPMENT--4.61%
Advanced Medical Optics, Inc.                 (a)             9,832      373,124
Cytyc Corp.                                   (a)            19,871      533,536
Dionex Corp.                                  (a)             4,029      218,573
PerkinElmer, Inc.                                             6,951      141,592
Vnus Medical Technologies                     (a)            26,747      278,704
Wright Medical Group, Inc.                    (a)             6,611      163,159
                                                                      ----------
                                                                       1,708,688
                                                                      ----------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
HEALTH CARE FACILITIES--1.95%
AmSurg Corp.                                   (a)            7,734   $  211,602
HealthSouth Corp.                              (a)           45,480      188,287
Kindred Healthcare, Inc.                       (a)           10,796      321,721
                                                                      ----------
                                                                         721,610
                                                                      ----------
HEALTH CARE SERVICES--3.14%
Alliance Imaging, Inc.                         (a)           12,636      108,038
DaVita, Inc.                                   (a)            4,003      184,418
Eclipsys Corp.                                 (a)            7,511      133,996
Emageon Inc.                                   (a)           17,550      237,978
Gentiva Health Services, Inc.                  (a)           15,479      280,479
HealthExtras, Inc.                             (a)           10,211      218,311
                                                                      ----------
                                                                       1,163,220
                                                                      ----------
HEALTH CARE SUPPLIES--0.98%
Align Technology, Inc.                         (a)           22,603      151,892
Gen-Probe Inc.                                 (a)            4,299      212,586
                                                                      ----------
                                                                         364,478
                                                                      ----------
HOME FURNISHINGS--0.63%
Tempur-Pedic International Inc.                (a)           19,658      232,751
                                                                      ----------
HOMEFURNISHING RETAIL--0.39%
Linens 'n Things, Inc.                         (a)            5,410      144,447
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES--0.70%
Four Seasons Hotels Inc. (Canada)                             4,513      259,046
                                                                      ----------
HOUSEHOLD APPLIANCES--0.94%
Blount International, Inc.                     (a)           19,867      350,454
                                                                      ----------
INDUSTRIAL CONGLOMERATES--0.15%
Carlisle Cos. Inc.                                              897       57,022
                                                                      ----------
INDUSTRIAL MACHINERY--0.79%
Kadant Inc.                                    (a)           14,529      291,452
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.93%
Iowa Telecommunications Services Inc.                        20,496      344,743
                                                                      ----------

                                                                         MARKET
                                                               SHARES     VALUE
                                                               ------   --------
INTERNET SOFTWARE & SERVICES--1.79%
CyberSource Corp.                           (a)                53,631   $352,892
Kintera Inc.                                (a)                36,413    111,060
Websense, Inc.                              (a)                 3,932    201,358
                                                                        --------
                                                                         665,310
                                                                        --------
IT CONSULTING & OTHER SERVICES--1.40%
Perot Systems Corp.-Class A                 (a)                16,277    230,320
TNS Inc.                                    (a)                11,845    287,241
                                                                        --------
                                                                         517,561
                                                                        --------
LEISURE FACILITIES--0.59%
Speedway Motorsports, Inc.                                      6,041    219,470
                                                                        --------
MANAGED HEALTH CARE--0.29%
Molina Healthcare Inc.                      (a)                 4,356    108,856
                                                                        --------
METAL & GLASS CONTAINERS--0.59%
Crown Holdings, Inc.                        (a)                13,697    218,330
                                                                        --------
OFFICE SERVICES & SUPPLIES--1.17%
Mine Safety Appliances Co.                                      5,337    206,542
PeopleSupport, Inc.                         (a)                28,991    227,579
                                                                        --------
                                                                         434,121
                                                                        --------
OIL & GAS DRILLING--0.53%
Unit Corp.                                  (a)                 3,546    196,023
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES--0.83%
Gulf Island Fabrication, Inc.                                  10,743    308,861
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION--1.82%
Barrett (Bill) Corp.                        (a)                 9,429    347,176
Spinnaker Exploration Co.                   (a)                    71      4,593
Whiting Petroleum Corp.                     (a)                 7,400    324,416
                                                                        --------
                                                                         676,185
                                                                        --------
PACKAGED FOODS & MEATS--2.61%
Pilgrim's Pride Corp.-Class B                                   5,397    196,451
Premium Standard Farms, Inc.                                   14,457    214,253
Sanderson Farms, Inc.                                           8,073    299,993
TreeHouse Foods, Inc.                       (a)                 9,548    256,650
                                                                        --------
                                                                         967,347
                                                                        --------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
PHARMACEUTICALS--3.01%
Andrx Corp.                             (a)                   9,616   $  148,375
Impax Laboratories, Inc.                (a)                   6,667       80,871
Medicis Pharmaceutical Corp.-Class A    (b)                  11,373      370,305
MGI Pharma, Inc.                        (a)                  10,443      243,426
Santarus Inc.                           (a)                  16,015       99,453
Valeant Pharmaceuticals International                         8,711      174,917
                                                                      ----------
                                                                       1,117,347
                                                                      ----------
PROPERTY & CASUALTY INSURANCE--0.27%
FPIC Insurance Group, Inc.              (a)                   2,825      101,672
                                                                      ----------
REGIONAL BANKS--2.43%
East West Bancorp, Inc.                                       8,775      298,701
Nara Bancorp, Inc.                                           24,992      373,630
UCBH Holdings, Inc.                                          12,563      230,154
                                                                      ----------
                                                                         902,485
                                                                      ----------
RESTAURANTS--2.98%
Applebee's International, Inc.                               15,472      320,116
CKE Restaurants, Inc.                                        24,006      316,399
RARE Hospitality International, Inc.    (a)                  12,933      332,378
Ruby Tuesday, Inc.                                            6,181      134,499
                                                                      ----------
                                                                       1,103,392
                                                                      ----------
SEMICONDUCTOR EQUIPMENT--1.13%
Mattson Technology, Inc.                (a)                  28,778      216,123
Rudolph Technologies, Inc.              (a)                  14,935      201,174
                                                                      ----------
                                                                         417,297
                                                                      ----------
SEMICONDUCTORS--3.11%
AMIS Holdings, Inc.                     (a)                   9,480      112,433
Hittite Microwave Corp.                 (a)                   9,988      202,257
Integrated Device Technology, Inc.      (a)                  26,952      289,464
Leadis Technology Inc.                  (a)                  24,571      168,311
Semtech Corp.                           (a)                  19,658      323,767
Sigmatel Inc.                           (a)                   2,886       58,413
                                                                      ----------
                                                                       1,154,645
                                                                      ----------
SPECIALIZED CONSUMER SERVICES--0.67%
Jackson Hewitt Tax Service Inc.                              10,316      246,656
                                                                      ----------
SPECIALIZED FINANCE--0.78%
Primus Guaranty, Ltd. (Bermuda)         (a)                  26,469      287,983
                                                                      ----------

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
SPECIALTY CHEMICALS--0.68%
Rockwood Holdings Inc.                       (a)            13,295   $   253,270
                                                                     -----------
SPECIALTY STORES--0.54%
OfficeMax Inc.                                               6,273       198,666
                                                                     -----------
SYSTEMS SOFTWARE--1.13%
Micromuse Inc.                               (a)            53,251       419,618
                                                                     -----------
TECHNOLOGY DISTRIBUTORS--0.48%
PC Connection, Inc.                          (a)            32,437       176,457
                                                                     -----------
THRIFTS & MORTGAGE FINANCE--2.00%
BankUnited Financial Corp.-Class A                          11,618       265,704
Commercial Capital Bancorp, Inc.                             9,966       169,422
Franklin Bank Corp.                          (a)            18,890       305,074
                                                                     -----------
                                                                         740,200
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS--1.87%
United Rentals, Inc.                         (a)             9,127       179,893
Watsco, Inc.                                                 4,033       214,193
WESCO International, Inc.                    (a)             8,867       300,325
                                                                     -----------
                                                                         694,411
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--0.92%
SBA Communications Corp.                     (a)            22,000       339,900
                                                                     -----------
Total Common Stocks (Cost $31,452,457)                                32,564,183
                                                                     -----------
MONEY MARKET FUNDS--11.82%
Premier Portfolio-Institutional Class
(Cost $4,381,406)                            (d)         4,381,406     4,381,406
                                                                     -----------
TOTAL INVESTMENTS--99.64% (excluding
investments purchased
with cash collateral from securities
loaned) (Cost $35,833,863)                                            36,945,589
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
INVESTMENTS PURCHASED WITH CASH
MONEY MARKET FUNDS--0.36%
Premier Portfolio-Institutional Class        (d)(e)        134,000   $   134,000
                                                                     -----------
Total Money Market Funds (purchased with
cash collateral from securities
loaned) (Cost $134,000)                                                  134,000
                                                                     -----------
TOTAL INVESTMENTS--100.00%
(Cost $35,967,863)                                                   $37,079,589
                                                                     -----------

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1D and Note 4.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of the this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                      UNREALIZED
                      MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND            12/31/04         COST           SALES       (DEPRECIATION)     09/30/05      INCOME    GAIN (LOSS)
-------------------   ------------   ------------   -------------   --------------   ------------   --------   -----------
Premier Portfolio-
Institutional Class    $6,346,809     $31,175,842   $(33,141,245)         $--         $4,381,406     $67,996       $--

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                      UNREALIZED
                      MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND            12/31/04         COST           SALES       (DEPRECIATION)     09/30/05     INCOME *   GAIN (LOSS)
-------------------   ------------   ------------   -------------   --------------   ------------   --------   -----------
Premier Portfolio-
Institutional Class    $  163,764     $22,919,114   $(22,948,878)         $--         $  134,000     $ 6,595       $--
                       ----------     -----------   ------------          ---         ----------     -------       ---
   TOTAL               $6,510,573     $54,094,956   $(56,090,123)         $--         $4,515,406     $74,591       $--
                       ==========     ===========   ============          ===         ==========     =======       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2005, securities with an aggregate value of $130,583 were on loan to brokers. The loans were secured by cash collateral of $134,000 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $6,595 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                      NUMBER OF   PREMIUMS
                      CONTRACTS   RECEIVED
                      ---------   --------
Beginning of period      521      $ 51,840
Written                  839        99,245
Closed                  (420)      (47,339)
Exercised               (294)      (39,195)
Expired                 (546)      (53,050)
                        ----      --------
End of period            100      $ 11,501
                        ====      ========

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                                                   UNREALIZED
                                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS   MARKET VALUE    APPRECIATION
                                         MONTH     PRICE   CONTRACTS   RECEIVED     09/30/05     (DEPRECIATION)
                                       --------   ------   ---------   --------   ------------   --------------
Amylin Pharmaceuticals, Inc.           Oct-05       $30        50       $ 5,465      $25,250        $(19,785)
Medicis Pharmaceutical Corp.-Class A   Oct-05        35        50         6,036          750           5,286
                                                              ---       -------      -------        --------
Total outstanding options written                             100       $11,501      $26,000        $(14,499)
                                                              ===       =======      =======        ========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $70,475,425 and $80,822,517, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     At the request of the Trustee, AIM recovered third party research credits, during the nine months ended September 30, 2005, in the amount of $5,035. These research credits were recorded as realized gains.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 2,493,277
Aggregate unrealized (depreciation) of investment securities    (1,418,670)
                                                               -----------
Net unrealized appreciation of investment securities           $ 1,074,607
                                                               ===========

Cost of investments for tax purposes is $36,004,982.

                            AIM V.I. TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VITEC-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

AIM VI TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
DOMESTIC COMMON STOCKS--79.99%

APPLICATION SOFTWARE--5.93%

Amdocs Ltd.                                             (a)                94,246        $  2,613,442
Autodesk, Inc.                                                             54,649           2,537,900
Cadence Design Systems, Inc.                            (a)                72,227           1,167,188
Macromedia, Inc.                                        (a)                73,207           2,977,329
Quest Software, Inc.                                    (a)               107,300           1,617,011
                                                                                         ------------
                                                                                           10,912,870
                                                                                         ============

BIOTECHNOLOGY--2.68%

Amgen Inc.                                              (a)                22,300           1,776,641
Genentech, Inc.                                         (a)                14,901           1,254,813
Genzyme Corp.                                           (a)                26,400           1,891,296
                                                                                         ------------
                                                                                            4,922,750
                                                                                         ============

BROADCASTING & CABLE TV--1.23%

Liberty Global, Inc.-Class A                            (a)                 3,547              96,053
Liberty Global, Inc.-Series C                           (a)                 3,547              91,335
Sirius Satellite Radio Inc.                             (a)               106,100             694,955
XM Satellite Radio Holdings Inc.-Class A                (a)                38,200           1,371,762
                                                                                         ------------
                                                                                            2,254,105
                                                                                         ============

COMMUNICATIONS EQUIPMENT--12.37%

ADTRAN, Inc.                                                               84,000           2,646,000
Cisco Systems, Inc.                                     (a)               198,348           3,556,380
Comverse Technology, Inc.                               (a)               135,160           3,550,653
Corning Inc.                                            (a)               163,998           3,170,081
F5 Networks, Inc.                                       (a)(b)              4,507             195,919
Motorola, Inc.                                                            190,500           4,208,145
QUALCOMM Inc.                                                              49,780           2,227,655
SafeNet, Inc.                                           (a)                34,500           1,252,695
Scientific-Atlanta, Inc.                                                   52,000           1,950,520
                                                                                         ------------
                                                                                           22,758,048
                                                                                         ============

COMPUTER HARDWARE--4.88%

Apple Computer, Inc.                                    (a)(c)             66,400           3,559,704
Dell Inc.                                               (a)                44,031           1,505,860
Hewlett-Packard Co.                                                       133,805           3,907,106
                                                                                         ------------
                                                                                            8,972,670
                                                                                         ============

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
COMPUTER STORAGE & PERIPHERALS--5.26%

Electronics for Imaging, Inc.                           (a)                34,400        $    789,136
EMC Corp.                                               (a)               443,900           5,744,066
Emulex Corp.                                            (a)                44,755             904,499
Network Appliance, Inc.                                 (a)                55,255           1,311,754
SanDisk Corp.                                           (a)                19,274             929,971
                                                                                         ------------
                                                                                            9,679,426
                                                                                         ============

DATA PROCESSING & OUTSOURCED SERVICES--2.50%

DST Systems, Inc.                                       (a)                43,850           2,404,296
Fiserv, Inc.                                            (a)                47,920           2,198,090
                                                                                         ------------
                                                                                            4,602,386
                                                                                         ============

ELECTRONIC EQUIPMENT MANUFACTURERS--1.85%

Amphenol Corp.-Class A                                                     58,245           2,349,603
Trimble Navigation Ltd.                                 (a)(b)             31,300           1,054,497
                                                                                         ------------
                                                                                            3,404,100
                                                                                         ============

HEALTH CARE SERVICES--0.56%

WebMD Corp.                                             (a)                93,600           1,037,088

HOME ENTERTAINMENT SOFTWARE--2.18%

Activision, Inc.                                        (a)(b)            103,931           2,125,389
Electronic Arts Inc.                                    (a)                32,973           1,875,834
                                                                                         ------------
                                                                                            4,001,223
                                                                                         ============

INTERNET RETAIL--1.35%

eBay Inc.                                               (a)                46,000           1,895,200
VistaPrint Ltd.                                         (a)                38,357             584,944
                                                                                         ------------
                                                                                            2,480,144
                                                                                         ============

INTERNET SOFTWARE & SERVICES--8.40%

Akamai Technologies, Inc.                               (a)               104,764           1,670,986
Google Inc.-Class A                                     (a)                12,778           4,043,726
Openwave Systems Inc.                                   (a)               139,737           2,512,471
WebEx Communications, Inc.                              (a)                63,400           1,553,934
Yahoo! Inc.                                             (a)               167,660           5,673,614
                                                                                         ------------
                                                                                           15,454,731
                                                                                         ============

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
IT CONSULTING & OTHER SERVICES--2.44%

Anteon International Corp.                              (a)(b)             38,600        $  1,650,536
Cognizant Technology Solutions Corp.-Class A            (a)                60,900           2,837,331
                                                                                         ------------
                                                                                            4,487,867
                                                                                         ============

OTHER DIVERSIFIED FINANCIAL SERVICES--0.55%

BlueStream Ventures L.P.  (Acquired 08/03/00-
06/14/05; Cost $2,474,655)                              (d)(e)(f)(g)    2,598,750           1,005,664

SEMICONDUCTOR EQUIPMENT--2.92%

Applied Materials, Inc.                                                   132,584           2,248,625
ATMI, Inc.                                              (a)(b)             36,145           1,120,495
FormFactor Inc.                                         (a)                50,000           1,141,000
Photronics, Inc.                                        (a)                44,116             855,850
                                                                                         ------------
                                                                                            5,365,970
                                                                                         ============

SEMICONDUCTORS--16.07%

Altera Corp.                                            (a)                80,800           1,544,088
Analog Devices, Inc.                                                       48,644           1,806,638
Broadcom Corp.-Class A                                  (a)                78,444           3,679,808
Cypress Semiconductor Corp.                             (a)                56,479             850,009
Freescale Semiconductor Inc.-Class A                    (a)                25,600             599,296
Freescale Semiconductor Inc.-Class B                    (a)                71,599           1,688,304
Intel Corp.                                                               163,062           4,019,478
Intersil Corp.-Class A                                                     78,588           1,711,647
Linear Technology Corp.                                                    55,600           2,090,004
Maxim Integrated Products, Inc.                                            52,100           2,222,065
Microchip Technology Inc.                                                  54,104           1,629,612
Microsemi Corp.                                         (a)                26,287             671,370
National Semiconductor Corp.                                              107,000           2,814,100
Texas Instruments Inc.                                                    124,477           4,219,770
                                                                                         ------------
                                                                                           29,546,189
                                                                                         ============

SYSTEMS SOFTWARE--4.98%

Microsoft Corp.                                                           214,649           5,522,919
Oracle Corp.                                            (a)               293,976           3,642,363
                                                                                         ------------
                                                                                            9,165,282
                                                                                         ============

TECHNOLOGY DISTRIBUTORS--0.62%

Ingram Micro Inc.-Class A                               (a)                61,157           1,133,851

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
WIRELESS TELECOMMUNICATION SERVICES--3.22%

ALLTEL Corp.                                                               25,600        $  1,666,816
NII Holdings Inc.                                       (a)                24,100           2,035,245
Sprint Nextel Corp.                                                        75,121           1,786,377
Syniverse Holdings Inc.                                 (a)                28,589             440,271
                                                                                         ------------
                                                                                            5,928,709
                                                                                         ============

Total Domestic Common Stocks (Cost $128,249,513)                                          147,113,073

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--14.59%

CANADA--2.54%

Cognos, Inc. (Application Software)                     (a)                47,452           1,847,306
Research In Motion Ltd. (Communications Equipment)      (a)                12,500             855,000
TELUS Corp. (Integrated Telecommunication Services)                        47,100           1,965,015
                                                                                         ------------
                                                                                            4,667,321
                                                                                         ============

CAYMAN ISLANDS--0.49%

NetEase.com Inc.-ADR (Internet Software & Services)     (a)                 9,929             893,709

FRANCE--1.62%

Alcatel S.A.-ADR (Communications Equipment)             (a)(b)            156,560           2,101,035
Business Objects S.A.-ADR (Application Software)        (a)                25,526             887,284
                                                                                         ------------
                                                                                            2,988,319
                                                                                         ============

GERMANY--0.97%

SAP A.G.-ADR (Application Software)                                        41,100           1,780,863

HONG KONG--0.62%

SINA Corp. (Internet Software & Services)               (a)                41,479           1,140,673

ISRAEL--0.44%

NICE Systems Ltd.-ADR (Communications Equipment)        (a)                17,823             805,243

JAPAN--0.15%

NTT DoCoMo, Inc. (Wireless Telecommunication            (h)                   159             284,787
Services)

MEXICO--1.34%

America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                93,590           2,463,289

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
NETHERLANDS--0.47%

ASML Holding N.V.-New York Shares (Semiconductor        (a)                52,224        $    862,218
Equipment)

SINGAPORE--2.92%

Flextronics International Ltd.(Electronic               (a)               104,000           1,336,400
Manufacturing Services)
Marvell Technology Group Ltd. (Semiconductors)          (a)                87,500           4,034,625
                                                                                         ------------
                                                                                            5,371,025
                                                                                         ============

SWEDEN--1.11%

Telefonaktiebolaget LM Ericsson-ADR
(Communications Equipment)                                                 55,355           2,039,278

TAIWAN--0.98%

Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)                                 (h)               383,868           1,795,012

UNITED KINGDOM--0.94%

Vodafone Group PLC-ADR (Wireless Telecommunication
Services)                                                                  66,611           1,729,888

Total Foreign Stocks & Other Equity Interests (Cost
$23,178,844)                                                                               26,821,625

                                                                         NUMBER
                                                                           OF         EXERCISE    EXPIRATION
                                                                        CONTRACTS       PRICE         DATE
                                                                        ---------     --------    ----------
PUT OPTIONS PURCHASED--0.03%

COMPUTER HARDWARE--0.03%

 Apple Computer, Inc. (Cost $67,489)                                          664     $     50      Oct-05           59,760

                                                                         SHARES
                                                                         ------
MONEY MARKET FUNDS--4.65%

Premier Portfolio-Institutional Class (Cost
$8,557,331)                                             (i)             8,557,331                                 8,557,331

TOTAL INVESTMENTS--99.26% (excluding
investments purchased with cash collateral
from securities loaned) (Cost 160,053,177                                                                      $182,551,789

                                                                                            MARKET
                                                                          SHARES            VALUE
                                                                        ---------        ------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.74%
Premier Portfolio-Institutional Class                   (i)(j)          1,357,892        $  1,357,892
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $1,357,892)                                        1,357,892
                                                                                         ------------

         TOTAL INVESTMENTS--100.00% (Cost $161,411,069)                                  $183,909,681
                                                                                         ============

      Investment Abbreviations:

      ADR                               American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) A portion of this security is subject to call options written. See Note 1F and Note 4.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at September 30, 2005 represented 0.55% of the Fund's Total Investments. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.55% of the Fund's Total Investments. See
      Note 1A.

(f) The Fund has a remaining commitment of $776,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(g)   Security is considered venture capital. See Note 1H.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $2,079,799, which represented 1.13% of the Fund's Total Investments. See
      Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                                                                  UNREALIZED                                   REALIZED
                  MARKET VALUE      PURCHASES     PROCEEDS FROM   APPRECIATION    MARKET VALUE     DIVIDEND      GAIN
FUND               12/31/04         AT COST          SALES       (DEPRECIATION)     09/30/05       INCOME       (LOSS)
-------------  --------------- --------------- ---------------- --------------- ---------------- ------------  --------
Premier
Portfolio-
Institutional
Class          $     2,875,986 $    57,959,110 $   (52,277,765) $            -- $      8,557,331 $    144,513  $     --

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                   CHANGE IN
                                                                  UNREALIZED                                  REALIZED
                 MARKET VALUE     PURCHASES     PROCEEDS FROM     APPRECIATION   MARKET VALUE     DIVIDEND     GAIN
FUND               12/31/04        AT COST          SALES        (DEPRECIATION)     09/30/05       INCOME *    (LOSS)
-------------  --------------- --------------- ---------------- --------------- ---------------- ------------  --------
Premier
Portfolio-
Institutional
Class          $       898,697 $    66,351,997 $   (65,892,802) $            -- $      1,357,892 $     17,209 $       --
               --------------- --------------  ---------------  --------------- ---------------- ------------ ----------
   TOTAL       $     3,774,683 $   124,311,107 $  (118,170,567) $            -- $      9,915,223 $    161,722 $       --
               =============== =============== ===============  =============== ================  =========== ==========

-----
* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2005, securities with an aggregate value of $1,325,166 were on loan to brokers. The loans were secured by cash collateral of $1,357,892 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $17,209 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                   CALL OPTION CONTRACTS
                   ----------------------
                    NUMBER OF   PREMIUMS
                    CONTRACTS   RECEIVED
                   ----------- ----------
Beginning of year           -- $       --
Written                  3,199    (24,991)
Closed                    (414)   (79,475)
Exercised                 (284)   (25,269)
Expired                 (2,235)   192,881
                   ----------- ----------
End of year                266 $   63,146
                   =========== ==========

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                       CHANGE IN
                                                                      UNREALIZED
                     CONTRACT STRIKE NUMBER OF PREMIUMS MARKET VALUE APPRECIATION
                       MONTH   PRICE CONTRACTS RECEIVED   09/30/05   (DEPRECIATION)
                     -------- ------ --------- -------- ------------ --------------
Apple Computer, Inc.  Jan-06  $   60       266 $ 63,146 $     67,165 $       (4,019)

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $156,364,453 and $177,034,935, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities   $ 26,643,975
Aggregate unrealized (depreciation) of investment securities   (3,602,511)
                                                             ------------
Net unrealized appreciation of investment securities         $ 23,041,464
                                                             ============

Cost of investments for tax purposes is $160,868,217.

                           AIM V.I. TOTAL RETURN FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VITRE-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                         MARKET
                                                               SHARES     VALUE
                                                               ------   --------
COMMON STOCKS & OTHER EQUITY
INTERESTS--64.32%
ADVERTISING--3.02%
Interpublic Group of Cos., Inc. (The)     (a)                  10,800   $125,712
Omnicom Group Inc.                                              2,600    217,438
                                                                        --------
                                                                         343,150
                                                                        --------
AEROSPACE & DEFENSE--1.12%
Honeywell International Inc.                                    3,390    127,125
                                                                        --------
ALUMINUM--0.68%
Alcoa Inc.                                                      3,150     76,923
                                                                        --------
APPAREL RETAIL--0.87%
Gap, Inc. (The)                                                 5,700     99,351
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS--1.33%
Bank of New York Co., Inc. (The)                                5,150    151,461
                                                                        --------
BREWERS--0.90%
Molson Coors Brewing Co.-Class B                                1,600    102,416
                                                                        --------
BUILDING PRODUCTS--1.84%
American Standard Cos. Inc.                                     1,800     83,790
Masco Corp.                                                     4,100    125,788
                                                                        --------
                                                                         209,578
                                                                        --------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.62%
Deere & Co.                                                     1,160     70,992
                                                                        --------
CONSUMER ELECTRONICS--1.92%
Koninklijke (Royal) Philips Electronics
N.V.-New York Shares (Netherlands)                              3,700     98,716
Sony Corp.-ADR (Japan)                                          3,600    119,484
                                                                        --------
                                                                         218,200
                                                                        --------
DATA PROCESSING & OUTSOURCED
SERVICES--1.92%
First Data Corp.                                                5,470    218,800
                                                                        --------
DIVERSIFIED CHEMICALS--0.40%
Dow Chemical Co. (The)                                          1,100     45,837
                                                                        --------

                                                                         MARKET
                                                               SHARES     VALUE
                                                               ------   --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.54%
Cendant Corp.                                                   8,500   $175,440
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES--
1.78%
Waste Management, Inc.                                          7,100    203,131
                                                                        --------
FOOD RETAIL--2.41%
Kroger Co. (The)                          (a)                   7,700    158,543
Safeway Inc.                                                    4,500    115,200
                                                                        --------
                                                                         273,743
                                                                        --------
GENERAL MERCHANDISE STORES--1.45%
Target Corp.                                                    3,170    164,618
                                                                        --------
HEALTH CARE DISTRIBUTORS--4.71%
Cardinal Health, Inc.                                           5,300    336,232
McKesson Corp.                                                  4,200    199,290
                                                                        --------
                                                                         535,522
                                                                        --------
HEALTH CARE EQUIPMENT--1.12%
Baxter International Inc.                                       3,200    127,584
                                                                        --------
HEALTH CARE FACILITIES--1.39%
HCA Inc.                                                        3,300    158,136
                                                                        --------
INDUSTRIAL CONGLOMERATES--4.14%
General Electric Co.                                            5,890    198,316
Tyco International Ltd.                                         9,800    272,930
                                                                        --------
                                                                         471,246
                                                                        --------
INDUSTRIAL MACHINERY--1.34%
Illinois Tool Works Inc.                                        1,850    152,311
                                                                        --------
INVESTMENT BANKING & BROKERAGE--2.63%
Merrill Lynch & Co., Inc.                                       2,370    145,400
Morgan Stanley                                                  2,850    153,729
                                                                        --------
                                                                         299,129
                                                                        --------
MANAGED HEALTH CARE--2.26%
WellPoint, Inc.                           (a)                   3,400    257,788
                                                                        --------
MOVIES & ENTERTAINMENT--1.46%
Walt Disney Co. (The)                                           6,900    166,497
                                                                        --------

                                                                        MARKET
                                                             SHARES      VALUE
                                                             ------   ----------
MULTI-LINE INSURANCE--1.49%
Hartford Financial Services Group, Inc.
(The)                                                         2,200   $  169,774
                                                                      ----------
OIL & GAS DRILLING--1.83%
Transocean Inc.                               (a)             3,390      207,841
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES--4.39%
Halliburton Co.                                               4,800      328,896
Schlumberger Ltd.                                             2,030      171,291
                                                                      ----------
                                                                         500,187
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.83%
Citigroup Inc.                                                5,213      237,296
JPMorgan Chase & Co.                                          5,840      198,151
                                                                      ----------
                                                                         435,447
                                                                      ----------
PACKAGED FOODS & MEATS--1.95%
Kraft Foods Inc.-Class A                                      3,300      100,947
Unilever N.V. (Netherlands)                   (b)             1,700      121,090
                                                                      ----------
                                                                         222,037
                                                                      ----------
PHARMACEUTICALS--4.66%
Pfizer Inc.                                                   6,680      166,800
Sanofi-Aventis (France)                       (b)             2,500      207,093
Wyeth                                                         3,390      156,855
                                                                      ----------
                                                                         530,748
                                                                      ----------
PROPERTY & CASUALTY INSURANCE--1.61%
ACE Ltd.                                                      3,900      183,573
                                                                      ----------
SYSTEMS SOFTWARE--1.91%
Computer Associates International, Inc.                       7,800      216,918
                                                                      ----------
THRIFTS & MORTGAGE FINANCE--1.80%
Fannie Mae                                                    3,310      148,354
Freddie Mac                                                   1,000       56,460
                                                                      ----------
                                                                         204,814
                                                                      ----------
Total Common Stocks & Other Equity
Interests (Cost $7,249,461)                                            7,320,317
                                                                      ----------

                                                          PRINCIPAL     MARKET
                                                            AMOUNT       VALUE
                                                          ---------   ----------
U.S. MORTGAGE-BACKED SECURITIES--9.57%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--9.57%
Pass Through Ctfs.,
5.00%, 01/01/17 to 02/01/19                 (c)            $297,598   $  297,362
4.50%, 05/01/18                             (c)             671,246      658,680
5.50%, 10/01/34                             (c)             133,212      133,389
Total U.S. Mortgage-Backed Securities
(Cost $1,114,658)                                                      1,089,431
                                                                      ----------
BONDS & NOTES--8.49%
AEROSPACE & DEFENSE--0.06%
Lockheed Martin Corp., Bonds, 8.50%,
12/01/29                                    (c)               5,000        6,932
                                                                      ----------
AUTOMOBILE MANUFACTURERS--0.35%
DaimlerChrysler North America Holding
Corp., Unsec. Gtd. Unsub. Global Notes,
7.25%, 01/18/06                             (c)              15,000       15,109
DaimlerChrysler North America Holding
Corp.-Series D, Gtd. Floating Rate Medium
Term Notes, 4.43%, 05/24/06                 (c)(d)           25,000       25,048
                                                                      ----------
                                                                          40,157
                                                                      ----------
BROADCASTING & CABLE TV--0.47%
Comcast Corp., Sr. Unsec. Notes,
6.88%, 02/15/06                             (c)              15,000       15,131
8.38%, 11/01/05                             (c)               5,000        5,040
Comcast Corp., Sr. Unsec. Unsub. Notes,
6.38%, 01/30/06                             (c)              10,000       10,066
Comcast Corp., Unsec. Gtd. Global Notes,
9.46%, 11/15/22                             (c)              10,000       13,442
IAC/InterActiveCorp, Sr. Unsec. Gtd.
Unsub. Notes, 6.75%, 11/15/05               (c)              10,000       10,021
                                                                      ----------
                                                                          53,700
                                                                      ----------
CONSUMER FINANCE--0.82%
Capital One Bank, Sub. Notes, 6.50%,
06/13/13                                    (c)              15,000       16,248
Ford Motor Credit Co., Unsec. Global
Notes, 6.88%, 02/01/06                      (c)              55,000       55,254
HSBC Finance Corp., Sr. Unsec. Global
Notes, 6.75%, 05/15/11                      (c)              20,000       21,691
                                                                      ----------
                                                                          93,193
                                                                      ----------
DIVERSIFIED BANKS--0.09%
Wachovia Bank N.A., Sub. Global Notes,
4.80%, 11/01/14                             (c)              10,000        9,827
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS--0.28%
Credit Suisse First Boston U.S.A., Inc.,
Global Notes, 6.13%, 11/15/11               (c)              10,000       10,661
JPMorgan Chase & Co,. Sub. Global Notes,
6.75%, 02/01/11                             (c)              20,000       21,749
                                                                      ----------
                                                                          32,410
                                                                      ----------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
ELECTRIC UTILITIES--0.57%
American Electric Power Co., Inc.-Series
A, Unsec. Unsub. Global Notes, 6.13%,
05/15/06                                     (c)              $10,000   $ 10,101
Appalachian Power Co.-Series I, Sr. Unsec.
Notes, 4.95%, 02/01/15                       (c)               10,000      9,874
Pinnacle West Capital Corp., Sr. Unsec.
Notes, 6.40%, 04/01/06                       (c)               40,000     40,383
PPL Energy Supply LLC, Sr. Unsec. Notes,
5.40%, 08/15/14                              (c)                5,000      5,062
                                                                        --------
                                                                          65,420
                                                                        --------
FOOD RETAIL--0.08%
Aramark Services Inc., Unsec. Gtd. Notes,
7.00%, 07/15/06                              (c)                5,000      5,089
Safeway Inc., Sr. Unsec. Notes, 2.50%,
11/01/05                                     (c)                5,000      4,994
                                                                        --------
                                                                          10,083
                                                                        --------
FOREST PRODUCTS--0.09%
Weyerhaeuser Co. (Canada), Unsec. Yankee
Notes, 6.75%, 02/15/06                       (c)               10,000     10,046
                                                                        --------
HOUSEWARES & SPECIALTIES--0.23%
American Greetings Corp., Unsec. Putable
Deb., 6.10%, 08/01/08                        (c)               25,000     25,766
                                                                        --------
INDUSTRIAL CONGLOMERATES--0.31%
Tyco International Group S.A.
(Luxembourg), Sr. Unsec. Gtd. Unsub.
Yankee Notes, 6.38%, 02/15/06                (c)               10,000     10,071
Tyco International Group S.A.
(Luxembourg), Unsec. Gtd. Unsub. Yankee
Notes, 5.80%, 08/01/06                       (c)               25,000     25,256
                                                                        --------
                                                                          35,327
                                                                        --------
INTEGRATED OIL & GAS--0.44%
Duke Energy Field Services, LLC, Sr.
Unsec. Notes, 7.88%, 08/16/10                (c)               20,000     22,478
Husky Oil Ltd. (Canada), Yankee Bonds,
8.90%, 08/15/28                              (c)               25,000     27,500
                                                                        --------
                                                                          49,978
                                                                        --------
INTEGRATED TELECOMMUNICATION
SERVICES--1.19%
BellSouth Corp., Bonds, 6.55%, 06/15/34      (c)               20,000     21,540
BellSouth Corp., Global Bonds, 5.20%,
09/15/14                                     (c)               15,000     15,071
CenturyTel, Inc.-Series C, Sr. Unsec.
Notes, 6.55%, 12/01/05                       (c)               30,000     30,105
France Telecom S.A. (France), Sr. Unsec.
Global Notes, 7.20%, 03/01/06                (c)               13,000     13,165
Verizon New York Inc., Unsec. Deb., 7.00%,
12/01/33                                     (c)               10,000     10,387
SBC Communications Inc., Global Notes,
5.10%, 09/15/14                              (c)               20,000     19,854
Sprint Capital Corp., Sr. Unsec. Gtd.
Global Notes, 6.88%, 11/15/28                (c)                5,000      5,532
Sprint Nextel Corp., Deb., 9.25%, 04/15/22   (c)               15,000     19,840
                                                                        --------
                                                                         135,494
                                                                        --------

                                                             PRINCIPAL    MARKET
                                                               AMOUNT     VALUE
                                                             ---------   -------
INVESTMENT BANKING & BROKERAGE--0.31%
Goldman Sachs Group, Inc. (The), Global
Notes, 4.75%, 07/15/13                        (c)              $15,000   $14,720
Merrill Lynch & Co., Inc.-Series B, Medium
Term Notes, 5.30%, 09/30/15                   (c)                5,000     5,073
Morgan Stanley, Sr. Unsec. Unsub. Global
Notes, 5.30%, 03/01/13                        (c)               15,000    15,255
                                                                         -------
                                                                          35,048
                                                                         -------
MOVIES & ENTERTAINMENT--0.32%
Time Warner Cos., Inc., Unsec. Deb.,
9.15%, 02/01/23                               (c)               20,000    25,934
Time Warner Inc., Sr. Unsec. Gtd. Unsub.
Global Notes, 6.13%, 04/15/06                 (c)               10,000    10,090
                                                                         -------
                                                                          36,024
                                                                         -------
MULTI-LINE INSURANCE--0.09%
AIG SunAmerica Global Financing IX, Notes,
5.10%, 01/17/07
(Acquired 08/03/05; Cost
$10,091)                                      (c)(e)            10,000    10,073
                                                                         -------
MULTI-UTILITIES--0.22%
DTE Energy Co., Sr. Unsec. Unsub. Notes,
6.45%, 06/01/06                               (c)               10,000    10,124
Sempra Energy, Sr. Unsec. Unsub. Notes,
6.95%, 12/01/05                               (c)               15,000    15,063
                                                                         -------
                                                                          25,187
                                                                         -------
MUNICIPALITIES--0.30%
Brownsville (City of), Texas; Refunding &
Improvement Utilities System Series 2005 A
RB, 5.00%, 09/01/31 (INS-Ambac Assurance
Corp.)                                        (c)(f)             5,000     5,222
Detroit (City of), Michigan; Taxable
Capital Improvement Limited Tax Series
2005 A-1 GO, 4.96%, 04/01/20 (INS-Ambac
Assurance Corp.)                              (c)(f)             5,000     4,894
Oregon (State of) Community College
Districts; Taxable Pension Limited Tax
Series 2005 GO, (INS-Ambac Assurance Corp.)
4.64%, 06/30/20                               (c)(f)            10,000     9,674
4.83%, 06/30/28                               (c)(f)            15,000    14,310
                                                                         -------
                                                                          34,100
                                                                         -------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.26%
NiSource Finance Corp., Sr. Unsec. Gtd.
Notes, 7.63%, 11/15/05                        (c)               30,000    30,116
                                                                         -------
PACKAGED FOODS & MEATS--0.09%
General Mills, Inc., Notes, 6.45%,
10/15/06                                      (c)               10,000    10,190
                                                                         -------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
PHARMACEUTICALS--0.18%
Wyeth, Unsec. Unsub. Notes, 5.50%, 02/01/14        (c)        $20,000   $ 20,574
                                                                        --------
PROPERTY & CASUALTY INSURANCE--0.31%
ACE INA Holdings, Inc., Sr. Unsec. Gtd.
Unsub. Notes, 8.30%, 08/15/06                      (c)         10,000     10,287
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
5.15%, 08/15/33 (Acquired 06/09/05;
Cost $25,357)                                      (c)(e)      25,000     25,072
                                                                        --------
                                                                          35,359
                                                                        --------
PUBLISHING--0.18%
News America Inc., Sr. Unsec. Gtd. Global Notes,
6.55%, 03/15/33                                    (c)         20,000     20,963
                                                                        --------
RAILROADS--0.31%
Burlington Northern Santa Fe Railway Co. (The),
Unsec. Notes, 4.88%, 01/15/15                      (c)         30,000     29,771
Union Pacific Corp., Unsec. Notes,
6.40%, 02/01/06                                    (c)          5,000      5,034
                                                                        --------
                                                                          34,805
                                                                        --------
REAL ESTATE--0.27%
Developers Diversified Realty Corp., Sr. Notes,
5.50%, 05/01/15                                    (c)         20,000     20,027
Summit Properties Partnership, L.P., Medium
Term Notes, 7.04%, 05/09/06                        (c)         10,000     10,119
                                                                        --------
                                                                          30,146
                                                                        --------
REINSURANCE--0.05%
GE Global Insurance Holding Corp., Unsec. Notes,
7.50%, 06/15/10                                    (c)          5,000      5,429
                                                                        --------
RESTAURANTS--0.05%
YUM! Brands, Inc., Sr. Unsec. Notes,
8.50%, 04/15/06                                    (c)          5,000      5,105
                                                                        --------
SOVEREIGN DEBT--0.14%
United Mexican States (Mexico)-Series A,
Medium Term Global Notes, 6.75%, 09/27/34          (c)         15,000     16,013
                                                                        --------
THRIFTS & MORTGAGE FINANCE--0.43%
Countrywide Home Loans, Inc.-Series J, Gtd.
Medium Term Global Notes, 5.50%, 08/01/06          (c)         10,000     10,087
Countrywide Home Loans, Inc.-Series M,
Gtd. Medium Term Global Notes, 4.13%, 09/15/09     (c)         40,000     38,868
                                                                        --------
                                                                          48,955
                                                                        --------
Total Bonds & Notes (Cost $966,544)                                      966,420
                                                                        --------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
U.S. TREASURY SECURITIES--7.59%
U.S. TREASURY NOTES--4.12%
1.88%, 11/30/05                                    (c)      $230,000    $229,434
3.38%, 11/15/08                                    (c)       245,000(g)  239,181
                                                                        --------
                                                                         468,615
                                                                        --------
U.S. TREASURY INFLATION - INDEXED BONDS--0.32%
2.00%, 07/15/14                                    (h)        36,276      37,068
                                                                        --------
U.S. TREASURY STRIPS--0.09%
4.63%, 11/15/24                                    (c)(i)     25,000      10,211
                                                                        --------
U.S. TREASURY BONDS--3.06%
6.00%, 02/15/26                                    (c)       295,000     348,009
                                                                        --------
Total U.S. Treasury Securities (Cost $866,253)                           863,903
                                                                        --------
ASSET-BACKED SECURITIES--2.59%
COLLATERALIZED MORTGAGE OBLIGATIONS--2.59%
Capital One Multi-Asset Execution Trust-Series
2003-B4, Class B4, Floating Rate Pass Through
Ctfs., 4.57%, 07/15/11                             (c)(j)     35,000      35,569
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR3, Class 5A1, Floating Rate
Pass Through Ctfs., 4.78%, 04/25/34                (c)(j)     28,232      28,219
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR7, Class 2A1, Floating Rate
Pass Through Ctfs., 4.78%, 11/25/34                (c)(j)     33,531      33,334
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-C4, Class A6, Pass Through
Ctfs., 4.69%, 10/15/39                             (c)        50,000      48,950
Master Asset Securitization Trust-Series 2003-8,
Class 1A1, Pass Through Ctfs., 5.50%, 09/25/33     (c)        64,758      64,293
Morgan Stanley Mortgage Loan Trust-Series
2004-6AR, Class 2A2, Floating Rate Pass Through
Ctfs., 4.12%, 08/25/34                             (c)(j)     13,400      13,367
Structured Asset Securities Corp.-Series
2004-2AC, Class A1, Floating Rate Pass Through
Ctfs., 5.03%, 02/25/34                             (c)(j)     55,070      55,092
Vanderbilt Mortgage and Finance, Inc.-Series
2002-B, Class A4, Pass Through Ctfs.,
5.84%, 02/07/26                                    (c)        15,000      15,156
                                                                        --------
Total Asset-Backed Securities (Cost $299,258)                            293,980
                                                                        --------
U.S. GOVERNMENT AGENCY SECURITIES--2.15%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--0.82%
Unsec. Global Notes,
2.38%, 02/15/07                                    (c)        40,000      38,971
6.25%, 07/15/32                                    (c)        45,000      53,860
                                                                        --------
                                                                          92,831
                                                                        --------

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--1.33%
Unsec. Global Notes, 5.25%, 04/15/07               (c)    $150,000   $   151,984
                                                                     -----------
Total U.S. Government Agency Securities
(Cost $239,786)                                                          244,815
                                                                     -----------

                                                           SHARES
                                                         ---------
MONEY MARKET FUNDS--5.29%
Premier Portfolio-Institutional Class
(Cost $602,319)                                 (k)        602,319       602,319
                                                                     -----------
TOTAL INVESTMENTS--100.00% (Cost $11,338,279)                         11,381,185
                                                                     -----------

Investment Abbreviations:

ADR      American Depositary Receipt
Ctfs.    Certificates
Deb.     Debentures
GO       General Obligation Bonds
Gtd.     Guaranteed
INS      Insurer
RB       Revenue Bonds
Sr.      Senior
STRIPS   Separately Traded Registered Interest and Principal Security
Sub.     Subordinated
Unsec.   Unsecured
Unsub.   Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $328,183, which represented 2.88% of the Fund's Total Investments. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $3,421,481, which represented 30.06% of the Fund's Total Investments. See Note 1A.

(d) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $35,145, which represented 0.31% of the Fund's Total Investments. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h) Principal amount of security and interest payments are adjusted for inflation.

(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                                  CHANGE IN
                        MARKET                    PROCEEDS       UNREALIZED      MARKET
                         VALUE      PURCHASES       FROM        APPRECIATION      VALUE    DIVIDEND     REALIZED
FUND                  12/31/04       AT COST        SALES      (DEPRECIATION)   09/30/05    INCOME    GAIN (LOSS)
-------------         ----------   ----------   ------------   --------------   --------   --------   -----------
Premier Portfolio
Institutional Class   $1,098,425   $6,090,947   $(6,587,053)         $--        $602,319    $12,758       $--

NOTE 3 - FUTURES CONTRACTS

On September 30, 2005, $100,000 principal amount of investment grade corporate securities were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                            UNREALIZED
                  NO. OF        MONTH/     MARKET VALUE    APPRECIATION
CONTRACT         CONTRACTS    COMMITMENT     09/30/05     (DEPRECIATION)
-------------   ----------   -----------   ------------   --------------
Eurodollar           1       Dec-06/Long     $238,475         $(955)
Eurodollar           1       Mar-07/Long      238,563            57
                                             --------         -----
                                             $477,038         $(898)
                                             ========         =====

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $13,111,319 and $15,273,794, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 480,964
Aggregate unrealized (depreciation) of investment securities           (438,058)
                                                                      ---------
Net unrealized appreciation of investment securities                  $  42,906
                                                                      ---------

Cost of investments is the same for tax and financial statements.

NOTE 5 - SIGNIFICANT EVENT

On September 14, 2005, the Board of Trustees of AIM Variable Insurance Funds determined that it was in the best interests of AIM V.I. Total Return Fund (the "Fund") and its shareholders to terminate and liquidate the Fund. In order to effect such liquidation, the Fund will close to new investors on or about December 21, 2005 (the "Closing Date"). Shareholders will receive the net asset value per share for all shares they own on the Closing Date.

     To prepare for the closing and liquidation of the Fund, the Fund's portfolio managers may need to increase the portion of the Fund's assets held in cash and similar instruments in order to pay Fund expenses and meet redemption requests. As result, the Fund's normal exposure to stock and bond investments will be reduced or eliminated prior to Closing Date.

                             AIM V.I. UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005


AIMinvestments.com    I-VIUTI-QTR-1 9/05    A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                     --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
DOMESTIC COMMON STOCKS--81.05%
COAL & CONSUMABLE FUELS--3.65%
Peabody Energy Corp.                                        52,761   $ 4,450,390
                                                                     -----------
ELECTRIC UTILITIES--22.71%
American Electric Power Co., Inc.                           15,830       628,451
Cinergy Corp.                                               41,164     1,828,093
Edison International                                        84,418     3,991,283
Entergy Corp.                                               46,441     3,451,495
Exelon Corp.                                                94,994     5,076,479
FirstEnergy Corp.                                           73,868     3,850,000
FPL Group, Inc.                                             87,068     4,144,437
PPL Corp.                                                  105,539     3,412,076
Westar Energy, Inc.                                         52,759     1,273,075
                                                                     -----------
                                                                      27,655,389
                                                                     -----------
GAS UTILITIES--7.50%
Equitable Resources, Inc.                                   68,590     2,679,125
Peoples Energy Corp.                                        22,164       872,818
Questar Corp.                                               63,316     5,579,406
                                                                     -----------
                                                                       9,131,349
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
--13.36%
Constellation Energy Group                                  55,398     3,412,517
Duke Energy Corp.                                          123,985     3,616,642
NRG Energy, Inc.                               (a)          43,675     1,860,555
TXU Corp.                                                   65,426     7,385,287
                                                                     -----------
                                                                      16,275,001
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.67%
Citizens Communications Co.                                150,362     2,037,405
                                                                     -----------
MULTI-UTILITIES--21.17%
Ameren Corp.                                                47,494     2,540,454
CenterPoint Energy, Inc.                                   126,624     1,882,899
Dominion Resources, Inc.                                    67,544     5,818,240
DTE Energy Co.                                              26,386     1,210,062
KeySpan Corp.                                               58,042     2,134,785
OGE Energy Corp.                                            36,937     1,037,930
PG&E Corp.                                                 123,986     4,866,450
PNM Resources Inc.                                          47,483     1,361,338
SCANA Corp.                                                 31,658     1,337,234
Sempra Energy                                               76,503     3,600,231
                                                                     -----------
                                                                      25,789,623
                                                                     -----------

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
OIL & GAS STORAGE & TRANSPORTATION--8.30%
Kinder Morgan, Inc.                                         50,123   $ 4,819,828
Williams Cos., Inc. (The)                                  211,038     5,286,502
                                                                     -----------
                                                                      10,106,330
                                                                     -----------
WATER UTILITIES--1.81%
Aqua America Inc.                                           58,041     2,206,719
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--0.88%
Sprint Nextel Corp.                                         44,846     1,066,438
                                                                     -----------
Total Domestic Common Stocks (Cost $69,764,586)                       98,718,644
                                                                     -----------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--11.96%
FRANCE--1.65%
Veolia Environnement (Multi-Utilities)            (b)       47,484     2,008,010
                                                                     -----------
GERMANY--1.99%
E.ON A.G. (Electric Utilities)                    (b)       26,387     2,427,174
                                                                     -----------
ITALY--2.85%
Enel S.p.A. (Electric Utilities)                  (b)      216,309     1,860,862
Telecom Italia S.p.A. (Integrated
Telecommunication Services)                       (b)      184,665       514,437
Terna S.p.A. (Electric Utilities)                 (b)      422,064     1,089,600
                                                                     -----------
                                                                       3,464,899
                                                                     -----------
SPAIN--1.80%
Endesa, S.A. (Electric Utilities)                 (b)       44,846     1,200,856
Telefonica, S.A. (Integrated
Telecommunication Services)                       (b)       60,359       990,618
                                                                     -----------
                                                                       2,191,474
                                                                     -----------
UNITED KINGDOM--3.67%
Centrica PLC (Multi-Utilities)                    (b)      316,554     1,376,358
National Grid PLC (Multi-Utilities)               (b)      152,800     1,434,595
Vodafone Group PLC (Wireless
Telecommunication Services)                       (b)      423,931     1,103,003
Vodafone Group PLC-ADR (Wireless
Telecommunication Services)                                 21,424       556,381
                                                                     -----------
                                                                       4,470,337
                                                                     -----------
Total Foreign Stocks & Other Equity
Interests (Cost $12,671,577)                                          14,561,894
                                                                     -----------

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE
                                                            ---------   --------
BONDS & NOTES--0.13%
ELECTRIC UTILITIES--0.09%
AmerenEnergy Generating Co.-Series C,
Sr. Unsec. Global Notes, 7.75%, 11/01/05    (c)               $53,000   $ 53,137
Kansas City Power & Light Co., Sr. Unsec.
Notes, 7.13%, 12/15/05                      (c)                53,000     53,274
                                                                        --------
                                                                         106,411
                                                                        --------
INTEGRATED TELECOMMUNICATION
SERVICES--0.04%
British Telecommunications PLC
(United Kingdom), Global Notes, 7.88%,
12/15/05                                    (c)                53,000     53,339
                                                                        --------
Total Bonds & Notes (Cost $160,244)                                      159,750
                                                                        --------

                                                          SHARES
                                                        ---------
MONEY MARKET FUNDS--6.86%
Premier Portfolio-Institutional Class
(Cost $8,360,798)                           (d)         8,360,798      8,360,798
TOTAL INVESTMENTS--100.00%
(Cost $90,957,205)                                                  $121,801,086

Investment Abbreviations:

ADR      American Depositary Receipt
Sr.      Senior
Unsec.   Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $14,005,513, which represented 11.50% of the Fund's Total Investments. See
     Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $159,750, which represented 0.13% of the Fund's Total Investments. See Note 1A.

(d) The Money Market Fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2005.

                                                                      CHANGE IN
                                                                      UNREALIZED
                      MARKET VALUE   PURCHASES AT   PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
        FUND            12/31/04         COST           SALES       (DEPRECIATION)     09/30/05      INCOME    GAIN (LOSS)
        ----          ------------   ------------   -------------   --------------   ------------   --------   -----------
Premier Portfolio-
Institutional Class    $6,951,654     $79,721,193   $(78,312,049)        $--          $8,360,798    $207,669       $--

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $62,765,596 and $138,755,880, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $30,668,985
Aggregate unrealized (depreciation) of investment securities           (169,828)
                                                                    -----------
Net unrealized appreciation of investment securities                $30,499,157
                                                                    -----------

Cost of investments for tax purposes is $91,301,929.

Item 2.  Controls and Procedures.

    (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Variable Insurance Funds

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.